UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number    811-10385

                                             Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                                 Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President and General Counsel of Pacific Life Funds

700 Newport Center Drive, P.O. Box 9000

                                         Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:        949-219-6767

Date of fiscal year end:    March 31

Date of reporting period:    June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	2,758,733	$27,890,786
PL Inflation Managed Fund ‘P’	4,464,339	41,116,566
PL Managed Bond Fund ‘P’	13,435,014	147,785,156
PL Short Duration Bond Fund ‘P’	6,188,289	62,501,714
PL Emerging Markets Debt Fund ‘P’	2,666,307	27,063,020
PL Comstock Fund ‘P’	1,121,625	20,660,338
PL Growth Fund ‘P’	270,992	4,834,490
PL Large-Cap Growth Fund ‘P’	993,448	10,520,617
PL Large-Cap Value Fund ‘P’	1,387,285	24,332,973
PL Main Street Core Fund ‘P’	530,545	8,281,802
PL Mid-Cap Equity Fund ‘P’	639,973	8,415,651
PL Mid-Cap Growth Fund ‘P’	580,105	4,861,278
PL International Large-Cap Fund ‘P’	588,871	11,294,541
PL International Value Fund ‘P’	635,683	6,808,169
PL Currency Strategies Fund ‘P’	1,192,996	11,416,974
PL Global Absolute Return Fund ‘P’	2,497,207	24,547,542
PL Precious Metals Fund ‘P’	555,064	3,657,871

Total Affiliated Mutual Funds (Cost $402,850,203)		445,989,488

TOTAL INVESTMENTS - 100.1% (Cost $402,850,203)		445,989,488

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(232,062)

NET ASSETS - 100.0%		$445,757,426

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	3,443,259	$34,811,347
PL Inflation Managed Fund ‘P’	4,804,417	44,248,676
PL Managed Bond Fund ‘P’	10,862,560	119,488,162
PL Short Duration Bond Fund ‘P’	5,918,399	59,775,829
PL Emerging Markets Debt Fund ‘P’	2,616,087	26,553,278
PL Comstock Fund ‘P’	2,001,322	36,864,357
PL Growth Fund ‘P’	703,130	12,543,846
PL Large-Cap Growth Fund ‘P’	2,033,088	21,530,401
PL Large-Cap Value Fund ‘P’	2,765,939	48,514,579
PL Main Street Core Fund ‘P’	2,009,541	31,368,942
PL Mid-Cap Equity Fund ‘P’	955,412	12,563,666
PL Mid-Cap Growth Fund ‘P’	898,801	7,531,951
PL Small-Cap Growth Fund ‘P’	488,472	7,522,475
PL Small-Cap Value Fund ‘P’	424,219	5,989,971
PL Emerging Markets Fund ‘P’	686,463	10,921,625
PL International Large-Cap Fund ‘P’	1,229,745	23,586,511
PL International Value Fund ‘P’	1,586,846	16,995,124
PL Currency Strategies Fund ‘P’	1,594,301	15,257,463
PL Global Absolute Return Fund ‘P’	3,300,747	32,446,340
PL Precious Metals Fund ‘P’	1,812,243	11,942,681

Total Affiliated Mutual Funds (Cost $498,425,967)		580,457,224

TOTAL INVESTMENTS - 100.1% (Cost $498,425,967)		580,457,224

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(376,257)

NET ASSETS - 100.0%		$580,080,967

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$445,989,488	$445,989,488	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$580,457,224	$580,457,224	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	6,070,084	$61,368,555
PL Inflation Managed Fund ‘P’	8,446,259	77,790,047
PL Managed Bond Fund ‘P’	20,747,390	228,221,288
PL Short Duration Bond Fund ‘P’	9,129,311	92,206,037
PL Emerging Markets Debt Fund ‘P’	6,219,155	63,124,424
PL Comstock Fund ‘P’	7,178,698	132,231,626
PL Growth Fund ‘P’	2,573,937	45,919,029
PL Large-Cap Growth Fund ‘P’	6,515,992	69,004,353
PL Large-Cap Value Fund ‘P’	9,277,639	162,729,793
PL Main Street Core Fund ‘P’	6,687,305	104,388,838
PL Mid-Cap Equity Fund ‘P’	4,947,254	65,056,393
PL Mid-Cap Growth Fund ‘P’	4,585,539	38,426,813
PL Small-Cap Growth Fund ‘P’	1,183,016	18,218,444
PL Small-Cap Value Fund ‘P’	3,982,050	56,226,545
PL Real Estate Fund ‘P’	2,117,345	32,162,474
PL Emerging Markets Fund ‘P’	4,144,149	65,933,414
PL International Large-Cap Fund ‘P’	5,176,704	99,289,174
PL International Value Fund ‘P’	6,510,581	69,728,322
PL Currency Strategies Fund ‘P’	6,159,703	58,948,355
PL Global Absolute Return Fund ‘P’	7,876,570	77,426,687
PL Precious Metals Fund ‘P’	5,249,000	34,590,907

Total Affiliated Mutual Funds (Cost $1,344,808,901)		1,652,991,518

TOTAL INVESTMENTS - 100.1% (Cost $1,344,808,901)		1,652,991,518

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(2,154,365)

NET ASSETS - 100.0%		$1,650,837,153

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Inflation Managed Fund ‘P’	3,413,674	$31,439,937
PL Managed Bond Fund ‘P’	7,748,247	85,230,720
PL Short Duration Bond Fund ‘P’	1,372,441	13,861,652
PL Emerging Markets Debt Fund ‘P’	2,051,061	20,818,272
PL Comstock Fund ‘P’	5,466,744	100,697,425
PL Growth Fund ‘P’	1,773,431	31,638,011
PL Large-Cap Growth Fund ‘P’	5,367,703	56,843,970
PL Large-Cap Value Fund ‘P’	7,075,437	124,103,167
PL Main Street Core Fund ‘P’	6,106,662	95,324,987
PL Mid-Cap Equity Fund ‘P’	5,095,451	67,005,173
PL Mid-Cap Growth Fund ‘P’	3,836,433	32,149,305
PL Small-Cap Growth Fund ‘P’	1,382,377	21,288,608
PL Small-Cap Value Fund ‘P’	4,703,488	66,413,253
PL Real Estate Fund ‘P’	2,180,077	33,115,374
PL Emerging Markets Fund ‘P’	4,199,038	66,806,695
PL International Large-Cap Fund ‘P’	4,527,262	86,832,890
PL International Value Fund ‘P’	6,307,275	67,550,912
PL Currency Strategies Fund ‘P’	4,197,738	40,172,353
PL Global Absolute Return Fund ‘P’	5,353,959	52,629,419
PL Precious Metals Fund ‘P’	5,355,674	35,293,894

Total Affiliated Mutual Funds (Cost $861,700,838)		1,129,216,017

TOTAL INVESTMENTS - 100.1% (Cost $861,700,838)		1,129,216,017

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(627,865)

NET ASSETS - 100.0%		$1,128,588,152

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$1,652,991,518	$1,652,991,518	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$1,129,216,017	$1,129,216,017	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

PACIFIC LIFE FUNDS

PL DIVERSIFIED ALTERNATIVES FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Managed Bond Fund ‘P’	688,636	$7,574,996
PL Comstock Fund ‘P’	1,581,167	29,125,103
PL Growth Fund ‘P’	706,638	12,606,430
PL Large-Cap Growth Fund ‘P’	1,793,599	18,994,212
PL Large-Cap Value Fund ‘P’	2,012,380	35,297,147
PL Main Street Core Fund ‘P’	1,872,487	29,229,527
PL Mid-Cap Equity Fund ‘P’	1,594,870	20,972,546
PL Mid-Cap Growth Fund ‘P’	1,388,894	11,638,929
PL Small-Cap Growth Fund ‘P’	808,594	12,452,347
PL Small-Cap Value Fund ‘P’	1,834,557	25,903,942
PL Real Estate Fund ‘P’	848,881	12,894,508
PL Emerging Markets Fund ‘P’	1,441,291	22,930,935
PL International Large-Cap Fund ‘P’	1,487,365	28,527,668
PL International Value Fund ‘P’	1,921,645	20,580,816
PL Currency Strategies Fund ‘P’	1,267,097	12,126,119
PL Global Absolute Return Fund ‘P’	1,578,800	15,519,606
PL Precious Metals Fund ‘P’	2,118,471	13,960,725

Total Affiliated Mutual Funds (Cost $232,837,625)		330,335,556

TOTAL INVESTMENTS - 100.1% (Cost $232,837,625)		330,335,556

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(310,358)

NET ASSETS - 100.0%		$330,025,198

	Shares	Value
AFFILIATED MUTUAL FUNDS - 98.2%

PL Floating Rate Income Fund ‘P’	23,769	$249,815
PL Inflation Managed Fund ‘P’	11,265	103,750
PL Emerging Markets Debt Fund ‘P’	25,561	259,441
PL Real Estate Fund ‘P’	11,275	171,271
PL Emerging Markets Fund ‘P’	9,789	155,739
PL Currency Strategies Fund ‘P’	48,478	463,933
PL Global Absolute Return Fund ‘P’	50,745	498,824
PL Precious Metals Fund ‘P’	19,372	127,663

Total Affiliated Mutual Funds (Cost $1,962,041)		2,030,436

TOTAL INVESTMENTS - 98.2% (Cost $1,962,041)		2,030,436

OTHER ASSETS & LIABILITIES, NET - 1.8%		37,235

NET ASSETS - 100.0%		$2,067,671

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Aggressive Fund
Assets	Affiliated Mutual Funds	$330,335,556	$330,335,556	$—	$—

PL Diversified Alternatives Fund
Assets	Affiliated Mutual Funds	$2,030,436	$2,030,436	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 97.0%

Consumer Discretionary - 30.2%

99 Cents Only Stores Tranche B-2 4.500% due 01/11/19 §	$997,378	$1,005,274
Acosta Inc Term B 4.250% due 03/02/18 §	596,000	599,260
Advantage Sales & Marketing Inc (1st Lien) 4.250% due 12/18/17 §	827,570	829,553
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	246,063	248,831
Allison Transmission Inc Term B-3 3.750% due 08/23/19 §	588,332	590,626
AMC Entertainment Inc 3.500% due 04/30/20 §	246,875	247,208
Answers Corp (1st Lien) 6.500% due 12/20/18 §	97,500	98,353
Ascend Learning LLC 6.000% due 07/17/19 §	174,125	176,592
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	1,064,064	1,070,271
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	125,000	129,922
Tranche B-1
5.000% due 05/24/19 §	1,041,072	1,048,556
Aufinco Property Ltd Term B 4.000% due 05/29/20 §	49,500	49,485
AVSC Holding Corp (1st Lien) 4.500% due 01/25/21 §	49,875	50,070
Bally Technologies Term B 4.250% due 11/25/20 §	130,841	131,516
Bass Pro Group LLC 3.750% due 11/20/19 §	297,704	298,670
Big Heart Pet Brands
4.250% due 03/09/20 §	310,273	308,722
(1st Lien)
3.500% due 02/18/21 §	99,750	99,538
Blue Buffalo Co Ltd Term B-3 4.000% due 08/08/19 §	564,991	567,816
Burger King Corp Tranche B 3.750% due 09/28/19 §	221,063	222,152
Caesars Entertainment Operating Co Inc Term B-6 5.531% due 01/28/18 §	229,033	214,224
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	99,750	99,314
Cequel Communications LLC Term B 3.500% due 02/14/19 §	521,690	522,701
Charter Communications Operating LLC
Term E
3.000% due 07/01/20 §	173,250	170,954
Term F
3.000% due 01/03/21 §	235,691	232,597
Chrysler Group LLC
Term B
3.500% due 05/24/17 §	615,243	618,429
Tranche B
3.250% due 12/31/18 §	274,313	273,969
CityCenter Holdings LLC Term B (1st Lien) 5.000% due 10/16/20 §	90,926	91,751
Clear Channel Communications Inc
Tranche B
3.800% due 01/29/16 §	6,401	6,363
Tranche D
6.900% due 01/30/19 §	367,529	366,656
Tranche E
7.650% due 07/30/19 §	118,204	118,704

	Principal Amount	Value
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	$381,221	$380,506
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	566,162	568,922
David’s Bridal Inc 5.000% due 10/11/19 §	71,658	69,531
Education Management LLC
Tranche C-2
4.250% due 06/01/16 §	487,817	350,496
Tranche C-3
8.250% due 03/30/18 §	292,690	214,883
Entravision Communications Corp Tranche B 3.503% due 05/31/20 §	96,833	95,986
Equinox Holdings Inc (1st Lien) 4.250% due 01/31/20 §	246,875	248,109
Term B due 01/31/20 µ	75,000	75,375
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	99,750	100,997
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	525,000	525,875
Fender Musical Instruments Corp 5.750% due 04/03/19 §	44,500	44,778
General Nutrition Centers Inc Tranche B 3.250% due 03/02/18 §	1,120,552	1,114,074
Getty Images Inc 4.750% due 10/18/19 §	566,375	547,903
Go Daddy Operating Co LLC 4.750% due 05/13/21 §	563,231	561,354
Harbor Freight Tools USA Inc 4.750% due 07/26/19 §	148,875	150,252
Hilton Worldwide 3.500% due 10/25/20 §	712,007	711,579
Hudson’s Bay Co Term B (1st Lien) 4.750% due 11/04/20 §	439,375	445,110
Information Resources Inc 4.750% due 09/30/20 §	99,250	99,850
Interactive Data Corp 4.750% due 05/02/21 §	225,000	227,215
ION Media Networks 5.000% due 12/18/20 §	199,000	199,871
J Crew Group Inc 4.000% due 03/05/21 §	400,000	395,344
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	964,239	960,611
Kasima LLC 3.250% due 05/17/21 §	125,000	124,805
La Quinta Intermediate Holdings LLC 4.000% due 04/14/21 §	150,000	150,492
Landry’s Inc 4.000% due 04/30/18 §	442,159	443,817
Language Line LLC Tranche B 6.250% due 06/20/16 §	321,082	322,205
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	248,750	248,894
Laureate Education Inc 5.000% due 06/15/18 §	1,096,028	1,073,423
MCC Iowa LLC
Tranche G due 06/23/21 µ	75,000	75,141
Tranche J due 06/30/21 µ	125,000	125,417
Tranche H 3.250% due 01/29/21 §	99,000	98,071
McGraw-Hill Global Education Holdings LLC Term B 5.750% due 03/22/19 §	84,504	86,010
Media General Inc Term B 4.250% due 07/31/20 §	139,153	139,978
MGM Resorts International Term B 3.500% due 12/20/19 §	295,500	295,020

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Michaels Stores Inc Term B
due 01/31/20 µ	$125,000	$125,182
3.750% due 01/28/20 §	321,750	321,635
Numericable US LLC Tranche B-1 4.500% due 05/21/20 §	160,846	161,990
Tranche B-2 4.500% due 05/27/20 §	139,154	140,143
OSI Restaurant Partners LLC 3.500% due 10/28/19 §	211,587	212,021
Party City Holdings 4.000% due 07/27/19 §	394,576	392,814
Petco Animal Supplies Inc 4.000% due 11/24/17 §	482,500	484,422
Pilot Travel Centers LLC Tranche B
3.750% due 03/30/18 §	405,607	406,870
4.250% due 08/07/19 §	147,375	147,866
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	106,537	106,848
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	74,813	75,000
Rentpath Inc Term B 6.250% due 05/29/20 §	123,750	124,988
Sabre GLBL Inc Term B 4.250% due 02/19/19 §	147,750	148,319
Scientific Games International Inc 4.250% due 10/18/20 §	472,625	468,563
Seaworld Parks & Entertainment Inc Term B-2 3.000% due 05/14/20 §	582,331	575,000
Serta Simons Holdings LLC Term B 4.250% due 10/01/19 §	393,920	395,427
Six Flags Theme Parks Inc 3.501% due 12/20/18 §	500,106	501,903
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	148,877	149,324
Springer SBM Two GmbH Term B-2 5.000% due 08/14/20 §	148,875	149,457
SRAM LLC Term B 4.009% due 04/04/20 §	210,859	209,080
Standard Aero Ltd Tranche B-2 5.000% due 11/02/18 §	38,189	38,666
SurveyMonkey.com LLC 5.500% due 02/07/19 §	242,149	243,965
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	186,411	186,042
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	99,750	98,921
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	931,930
The Men’s Wearhouse Inc Tranche B 4.500% due 06/18/21 §	200,000	200,974
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	547,253	546,911
The Servicemaster Co Term B due 06/30/21 µ	325,000	325,000
Tranche C 5.500% due 01/31/17 §	369,375	370,068
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	546,881	546,767
Town Sports International LLC 4.500% due 11/15/20 §	149,250	139,362
Toys ‘R’ US Property Co I LLC 6.000% due 08/21/19 §	497,500	481,124
TWCC Holding Corp
3.500% due 02/13/17 §	712,010	706,391
(2nd Lien)
7.000% due 06/26/20 §	100,000	99,188
Univision Communications (1st Lien) 4.000% due 03/01/20 §	868,440	868,848

	Principal Amount	Value
Veyance Technologies Inc 5.250% due 09/08/17 §	$288,250	$289,329
Virgin Media Investment Holdings Ltd Facility B 3.500% due 02/21/20 §	725,000	723,143
Visant Corp Tranche B 5.250% due 12/22/16 §	496,586	494,879
Visteon 3.500% due 04/01/21 §	150,000	149,180
VWR Funding Inc 3.400% due 04/03/17 §	598,041	598,789
Weight Watchers International Inc Tranche B-2 4.000% due 04/02/20 §	765,313	607,467
Wendy’s International Inc Term B 3.250% due 05/15/19 §	677,050	679,022
WMG Acquisition Corp Tranche B 3.750% due 07/01/20 §	124,063	122,326
WNA Holdings Inc
4.500% due 06/07/20 §	31,241	31,339
4.500% due 06/07/20 §	434,749	436,108
Zuffa LLC 3.750% due 02/25/20 §	498,735	500,605

		37,473,167

Consumer Staples - 8.1%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	147,750	148,138
Albertson’s LLC Term B-2
due 06/18/21 µ	550,000	552,521
4.750% due 03/21/19 §	124,002	124,799
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	321,750	323,958
Clearwater Seafoods LP Term B 4.750% due 06/26/19 §	445,500	448,377
CSM Bakery Supplies LLC (1st Lien) 4.750% due 07/03/20 §	124,063	124,931
Darling International Inc Term B 3.250% due 01/06/21 §	99,750	99,875
Diamond Foods Inc Term B 4.250% due 08/20/18 §	498,750	499,473
Dole Food Co Inc Tranche B 4.500% due 11/01/18 §	864,792	866,733
High Liner Foods Inc 4.250% due 04/24/21 §	99,750	99,750
HJ Heinz Co Term B-2 3.500% due 06/05/20 §	1,287,000	1,298,017
JBS USA LLC
3.750% due 05/27/18 §	861,507	864,737
3.750% due 09/18/20 §	198,500	198,169
NBTY Inc Term B-2 3.500% due 10/01/17 §	325,000	325,965
Pinnacle Foods Finance LLC Tranche G 3.250% due 04/29/20 §	469,063	467,450
Revlon Consumer Products Corp 4.000% due 08/30/19 §	149,250	149,763
Reynolds Group Holdings 4.000% due 12/01/18 §	985,050	987,575
Rite Aid Corp Tranche 7 3.500% due 02/21/20 §	247,505	247,634
Spectrum Brands Inc Tranche C 3.500% due 09/04/19 §	124,063	124,333
Supervalu Inc 4.500% due 03/21/19 §	711,324	711,935
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	268,861	264,492
US Foods Inc 4.500% due 03/31/19 §	1,064,250	1,066,911

		9,995,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Energy - 3.4%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 §	$74,063	$71,733
Arch Coal Inc 6.250% due 05/16/18 §	392,193	385,721
Bronco Midstream Funding LLC 5.000% due 08/15/20 §	212,626	213,955
Chesapeake Finance 2 Ltd Tranche B 4.250% due 09/30/20 §	49,875	50,000
CITGO Petroleum Corp Term B 8.000% due 06/24/15 §	114,286	115,571
Energy Transfer Equity LP 3.250% due 12/02/19 §	225,000	223,018
Fieldwood Energy LLC 3.875% due 09/28/18 §	124,125	124,678
MEG Energy Corp 3.750% due 03/31/20 §	763,262	765,443
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	387,464	392,308
Ruby Western Pipeline Holdings LLC 3.500% due 03/27/20 §	44,519	44,574
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	100,000	100,205
Seadrill Operating LP
due 02/14/21 µ	125,000	124,340
4.000% due 02/21/21 §	373,125	371,156
Sheridan Investment Partners I LLC Term B-2 4.250% due 10/01/19 §	241,667	242,423
Sheridan Investment Partners II LP
4.250% due 12/11/20 §	11,622	11,643
4.250% due 12/16/20 §	4,334	4,342
Term A-2 4.250% due 12/11/20 §	83,544	83,701
Sheridan Production Partners I-A LP Tranche B-2 4.250% due 10/01/19 §	32,023	32,123
Sheridan Production Partners I-M LP Tranche B-2 4.250% due 10/01/19 §	19,560	19,621
Tallgrass Operations LLC 4.250% due 11/13/18 §	697,223	701,944
Tervita Corp 6.250% due 05/15/18 §	197,500	198,488

		4,276,987

Financials - 7.3%

Alliant Holdings I LLC 4.250% due 12/20/19 §	243,443	244,355
Altisource Solutions SARL Term B
due 12/09/20 µ	75,000	75,094
4.500% due 12/09/20 §	248,374	248,684
American Capital Ltd Term B 3.500% due 08/22/17 §	112,500	112,641
Amwins Group (1st Lien) 5.000% due 09/06/19 §	123,313	123,878
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	96,898	96,656
Citco Funding LLC 4.250% due 06/29/18 §	534,256	536,126
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	690,769	685,796
CNO Financial Group Inc Tranche B-2 3.750% due 09/28/18 §	115,587	115,804
Corporate Capital Trust Inc Term B 4.000% due 05/20/19 §	124,688	124,921
Crown Castle Operating Co Tranche B-2 3.000% due 01/31/21 §	223,128	223,337
Cunningham Lindsey US Inc (1st Lien) 5.000% due 12/10/19 §	295,500	294,530

	Principal Amount	Value
First Data Corp
4.154% due 03/23/18 §	$523,620	$525,358
Term B
4.154% due 09/24/18 §	200,000	200,708
Grosvenor Capital Management Holdings LP 3.750% due 01/04/21 §	149,250	148,504
Guggenheim Partners Investment Management Holdings LLC 4.250% due 07/22/20 §	99,250	99,705
Harbourvest Partners LP 3.250% due 02/04/21 §	365,319	363,492
Home Loan Servicing Solutions Ltd 4.500% due 06/26/20 §	148,500	149,382
HUB International Ltd 4.250% due 10/02/20 §	297,754	298,839
ION Trading Technologies SARL (1st Lien) due 05/31/21 µ	175,000	176,021
LPL Holdings Inc Tranche B 3.250% due 03/29/19 §	392,038	392,038
MCS AMS Sub-Holdings LLC 7.000% due 10/15/19 §	73,594	71,570
Nuveen Investments Inc Tranche B (1st Lien) 4.150% due 05/13/17 §	883,260	885,775
Ocwen Loan Servicing LLC 5.000% due 02/15/18 §	148,125	148,969
RCS Capital Corp (1st Lien) 6.500% due 04/29/19 §	150,000	153,469
Realogy Corp Term B 3.750% due 03/05/20 §	995,000	998,265
RHP Hotel Properties LP Tranche B 3.750% due 01/15/21 §	100,000	100,604
Serpering Investments Term B-3 due 01/15/22 µ	127,372	125,974
Shield Finance Co SARL Term B 5.000% due 01/29/21 §	99,750	100,332
Starwood Property Trust Inc 3.500% due 04/19/20 §	99,246	98,843
TransUnion LLC 4.000% due 04/09/21 §	548,625	549,585
USI Inc 4.250% due 12/27/19 §	295,828	296,629
Walker & Dunlop Inc 5.500% due 12/20/20 §	74,625	75,931
Walter Investment Management Corp Tranche B 4.750% due 12/18/20 §	281,245	278,574

		9,120,389

Health Care - 13.9%

Alere Inc Term B 4.253% due 06/30/17 §	780,000	783,120
Alliance HealthCare Services Inc 4.250% due 06/03/19 §	99,000	99,112
Amneal Pharmaceuticals Term B 5.753% due 11/01/19 §	74,437	74,980
Ardent Group Inc (1st Lien) 6.750% due 03/21/18 §	642,372	646,588
Aveta Inc MSO 9.750% due 12/30/17 §	52,886	53,349
Biomet Inc Term B-2 3.661% due 07/25/17 §	1,186,359	1,189,599
CHS/Community Health Systems Inc
Term D
4.250% due 01/27/21 §	1,481,529	1,492,525
Term E
3.478% due 01/25/17 §	173,210	173,832
DaVita HealthCare Partners Inc Tranche B 3.500% due 06/24/21 §	425,000	427,542
DJO Finance LLC Tranche B 4.250% due 09/15/17 §	356,085	358,043

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Envision Healthcare Corp 4.000% due 05/25/18 §	$451,338	$452,655
Gentiva Health Services Inc Term B 6.500% due 10/18/19 §	174,125	174,451
Grifols Worldwide Operations Ltd Tranche B 3.150% due 02/27/21 §	623,438	623,477
HCA Inc Tranche B-4 2.984% due 05/01/18 §	651,998	653,628
Hologic Inc Tranche B 3.250% due 08/01/19 §	179,381	179,493
Ikaria (1st Lien) 5.000% due 02/12/21 §	100,000	100,813
IMS Health Inc Term B 3.500% due 03/17/21 §	553,963	551,470
InVentiv Health Inc 7.500% due 08/04/16 §	263,957	265,606
JLL/Delta Dutch Newco BV
4.250% due 03/11/21 §	500,000	496,875
Kindred Healthcare Inc 4.000% due 04/09/21 §	200,000	200,625
Kinetic Concepts Term E-1 4.000% due 05/04/18 §	762,246	764,231
Mallinckrodt International Finance SA Term B 3.500% due 03/19/21 §	199,500	199,694
MedAssets Inc Term B 4.000% due 12/13/19 §	45,125	45,163
Millennium Laboratories LLC Tranche B 5.250% due 04/16/21 §	275,000	277,862
MMM Holdings Inc 9.750% due 12/12/17 §	72,743	73,379
National Mentor Holdings Tranche B 4.750% due 01/31/21 §	49,875	50,208
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	299,476	300,568
Ortho-Clinical Diagnostics Term B 4.750% due 06/30/21 §	425,000	428,423
Par Pharmaceutical Cos Inc Term B-2 4.000% due 09/30/19 §	222,882	223,248
Pharmaceutical Product Development Inc 4.000% due 12/05/18 §	985,000	988,796
PRA Holdings Tranche B-1 4.500% due 09/23/20 §	148,875	148,224
Quintiles Transnational Corp Term B-3 3.750% due 06/08/18 §	1,402,898	1,405,002
Radnet Management Inc Tranche B 4.266% due 10/10/18 §	195,032	195,824
Sage Products Inc (1st Lien) 4.250% due 12/13/19 §	181,086	181,463
Salix Pharmaceuticals Ltd 4.250% due 01/02/20 §	97,500	98,397
Steward Health Care System LLC 6.750% due 04/10/20 §	497,487	491,891
TriZetto Group Inc 4.750% due 05/02/18 §	472,408	474,278
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	197,008	195,407
Universal Health Services Inc Tranche B-1 2.402% due 11/15/16 §	368,682	370,449
Valeant Pharmaceuticals International Inc (Canada)
Series C-2 Tranche B
3.750% due 12/11/19 §	294,750	294,971
Series D-2 Tranche B
3.750% due 02/13/19 §	490,022	490,240
Series E-1 Tranche B
3.750% due 08/05/20 §	573,291	573,506

		17,269,007

	Principal Amount	Value
Industrials - 9.2%

Accudyne Industries LLC 4.000% due 12/13/19 §	$718,237	$717,083
ADS Waste Holdings Tranche B-2 3.750% due 10/09/19 §	221,625	220,893
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	74,438	74,624
Alpha Topco Ltd Facility B 4.500% due 04/30/19 §	392,291	394,907
American Builders & Contractors Supply Co Inc Term B 3.500% due 04/16/20 §	124,063	123,898
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	173,381	174,717
Apex Tool Group LLC 4.500% due 01/31/20 §	438,668	434,465
Atlantic Aviation FBO Inc 3.250% due 06/01/20 §	99,250	99,411
Bombardier Recreational Products Inc (Canada) Term B 4.000% due 01/30/19 §	396,000	396,778
Ceridian Corp 4.400% due 08/14/15 §	145,297	145,802
CSC Holdings LLC Term B 2.650% due 04/17/20 §	235,079	232,875
DAE Aviation Holdings Inc Tranche B-1 5.000% due 11/02/18 §	84,240	85,293
Delos Finance SARL 3.500% due 03/06/21 §	325,000	325,203
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	150,000	150,811
EnergySolutions LLC 6.750% due 05/29/20 §	125,000	126,875
Evergreen (1st Lien) 4.500% due 04/28/21 §	200,000	200,333
Floatel Term B due 05/21/20 µ	150,000	151,313
Flying Fortress Inc 3.500% due 06/30/17 §	354,167	354,388
Gardner Denver Inc 4.250% due 07/30/20 §	198,500	198,658
Gates Investments Term B due 06/30/21 µ	200,000	199,609
Generac Power Systems Inc Term B 3.250% due 05/31/20 §	196,500	195,541
Grede Holdings LLC 4.750% due 06/02/21 §	75,000	75,359
Husky Injection Molding Systems Ltd due 06/29/21 µ	375,000	377,344
IG Investments Holdings LLC
Tranche B (1st Lien)
5.250% due 10/31/19 §	148,185	149,181
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Facility E 3.750% due 05/15/20 §	125,000	125,703
John Maneely Co 4.750% due 04/01/17 §	974,849	982,160
KAR Auction Services Inc Tranche B-2 3.500% due 03/11/21 §	310,103	309,859
Merrill Communications LLC 5.750% due 03/08/18 §	23,391	23,820
Metaldyne Corp LLC 4.250% due 12/18/18 §	706,998	710,533
Milacron LLC 4.000% due 03/28/20 §	543,139	543,026
Monitronics International Inc Term B 4.250% due 03/23/18 §	171,697	172,288
Pelican Products Inc (1st Lien) 5.250% due 04/10/20 §	187,143	189,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Rexnord LLC Term B 4.000% due 08/21/20 §	$570,688	$571,044
Sensata Technologies BV Term B 3.250% due 05/10/18 §	118,502	119,148
Stena International 4.000% due 03/03/21 §	224,438	225,069
SumTotal Systems LLC (1st Lien) 6.250% due 11/16/18 §	139,642	136,500
Swift Transportation Co Inc Tranche B 3.750% due 06/09/21 §	149,625	150,139
Tank Holding Corp Term 1 4.250% due 07/09/19 §	128,282	128,442
The Hertz Corp Tranche B-1 3.750% due 03/11/18 §	221,625	221,850
Transdigm Inc Term C 3.750% due 02/28/20 §	173,241	172,797
Term D 3.750% due 06/04/21 §	250,000	249,156
U.S. Security Associates Holdings Inc Term B 6.000% due 07/28/17 §	487,472	490,722
VAT Lux III SARL 4.750% due 02/11/21 §	49,875	50,311
West Corp Term B-10 3.250% due 06/30/18 §	220,320	219,417

		11,396,360

Information Technology - 11.8%

Activision Blizzard Inc 3.250% due 10/12/20 §	360,188	361,635
Aeroflex Inc Tranche B-1 4.500% due 11/09/19 §	220,615	221,718
Applied Systems (1st Lien) 4.250% due 01/25/21 §	124,375	124,975
ARRIS Group Inc Term B 3.500% due 04/17/20 §	411,979	411,142
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	850,000	853,943
AVAST Software 5.000% due 03/20/20 §	123,438	123,746
Blue Coat Systems Inc 4.000% due 05/31/19 §	748,116	749,363
Campaign Monitor Finance Property Ltd 6.250% due 03/18/21 §	99,750	98,004
CDW Corp 3.250% due 04/29/20 §	246,876	244,493
Commscope Inc Tranche 4 3.250% due 01/14/18 §	148,875	149,433
CompuCom Systems Inc 4.250% due 05/09/20 §	310,061	307,089
Dell Inc Term B 4.500% due 04/29/20 §	1,119,375	1,126,181
Dell International Term C 3.750% due 10/29/18 §	190,000	190,238
Eagle Parent Inc Term B-2 4.000% due 05/16/18 §	455,698	457,236
EIG Investors Corp (1st Lien) 5.000% due 11/09/19 §	295,889	297,492
Emdeon Business Services LLC Term B-2 3.750% due 11/02/18 §	566,569	567,560
Entegris Inc Tranche B 3.500% due 04/30/21 §	75,000	74,687
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	490,987	495,078
Expert Global Solutions Inc Term B (1st Lien) 8.500% due 04/03/18 §	261,840	260,749
Freescale Semiconductor Tranche B-4 4.250% due 02/28/20 §	320,950	321,685
Genpact Ltd 3.500% due 08/30/19 §	172,384	172,922

	Principal Amount	Value
GXS Group Inc 3.250% due 01/16/21 §	$124,375	$124,518
Infor US Inc Term B-5 3.750% due 06/03/20 §	1,215,556	1,210,427
Kronos Inc (1st Lien) 4.500% due 10/30/19 §	295,958	298,733
Micro Holding LP 7.250% due 03/18/19 §	123,438	123,746
Moneygram International Inc 4.250% due 03/27/20 §	497,481	491,325
Novell Inc (1st Lien) 7.250% due 11/22/17 §	366,421	370,085
NXP BV Tranche D 3.250% due 01/11/20 §	248,125	247,233
Opal Acquisition Inc (1st Lien) 5.000% due 11/20/20 §	223,875	224,631
Rocket Software Inc 5.750% due 02/19/18 §	479,168	481,660
Rovi Solutions Corp Tranche B-3 3.500% due 03/29/19 §	87,834	87,313
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	840,831	841,807
SCS Holdings I Inc 7.000% due 12/07/18 §	407,292	412,892
Smart Technologies ULC Term B 10.500% due 01/31/18 §	23,594	24,479
Sophia LP Term B-1 4.000% due 07/19/18 §	138,531	138,777
Spansion LLC 3.750% due 12/19/19 §	123,045	123,737
SunEdison Semiconductor BV 6.500% due 05/27/19 §	125,000	125,078
SunGard Data Systems Inc
Tranche C
3.902% due 02/28/17 §	100,092	100,446
Tranche E
4.000% due 03/08/20 §	610,184	613,139
Vantiv LLC Term B 3.750% due 06/13/21 §	125,000	125,527
Vertafore Inc 4.250% due 10/03/19 §	483,998	485,460
Wall Street Systems Delaware Inc 4.500% due 04/30/21 §	175,000	175,292
Web.com Group Inc Term B 4.500% due 10/27/17 §	219,376	220,062

		14,655,736

Materials - 7.8%

Axalta Coating Systems Dutch Holding BBV Term B 4.000% due 02/01/20 §	346,500	347,126
AZ Chem US Inc (1st Lien) 4.500% due 06/11/21 §	98,493	99,519
Berry Plastics Corp
Term D
3.500% due 02/08/20 §	744,356	739,181
Term E
3.750% due 01/06/21 §	99,750	99,536
BWAY Holding Co 4.500% due 08/06/17 §	320,125	321,726
Essar Steel Algoma Inc (Canada) 9.250% due 09/20/14 §	242,516	243,728
Fairmount Minerals Ltd Tranche B-2 4.500% due 09/05/19 §	248,125	250,878
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	761,992	763,579
Huntsman International LLC due 10/11/20 µ	250,000	250,155
Ineos US Finance Term B 3.750% due 05/04/18 §	1,053,256	1,052,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
MacDermid Inc Tranche B (1st Lien) 4.000% due 06/07/20 §	$99,000	$99,198
Minerals Technologies Inc 4.000% due 05/07/21 §	250,000	251,875
Murray Energy Corp 5.250% due 12/05/19 §	174,563	176,963
Neenah Foundry Co 6.750% due 04/26/17 §	67,461	67,461
Noranda Aluminum Term B 5.750% due 02/28/19 §	122,188	117,911
Novelis Inc 3.750% due 03/10/17 §	965,028	967,562
Oxea SARL Tranche B-2 (1st Lien) 4.250% due 01/15/20 §	74,625	74,967
PQ Corp 4.000% due 08/07/17 §	147,750	148,304
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	124,063	124,411
Signode Industrial Group Lux SA Term B 4.000% due 05/01/21 §	200,000	199,583
Tricorbraun Inc 4.000% due 05/03/18 §	479,114	480,711
Tronox Inc Term B (Netherlands) 4.000% due 03/19/20 §	1,210,713	1,214,346
Unifrax Holding Co 4.250% due 11/28/18 §	492,015	493,091
Univar Inc Term B 5.000% due 06/30/17 §	472,967	475,374
Walter Energy Inc Term B 7.250% due 04/02/18 §	707,503	685,709

		9,744,907

Telecommunication Services - 3.6%

Intelsat Jackson Holdings SA Term B-2 3.750% due 06/30/19 §	975,000	977,895
IPC Systems Inc (1st Lien) 6.000% due 11/08/20 §	150,000	150,844
SBA Finance Communications Corp Tranche B-1-A 3.250% due 03/24/21 §	200,000	199,271
Syniverse Holdings Inc
Term B
4.000% due 04/23/19 §	239,957	240,257
Tranche B
4.000% due 04/23/19 §	121,190	121,361
Telesat Canada (Canada) Term B-2 3.500% due 03/28/19 §	514,549	514,485
TNS Inc (1st Lien) 5.000% due 02/14/20 §	47,184	47,685
UPC Financing Partnership Facility AH 3.250% due 06/30/21 §	1,000,000	994,500

	Principal Amount	Value
Windstream Corp Tranche B-5 3.500% due 08/26/19 §	$989,987	$989,517
Ziggo BV Facility B-1 3.250% due 01/15/22 §	113,543	112,296
Term B-2 3.250% due 01/15/22 §	71,223	70,441

		4,418,552

Utilities - 1.7%

Calpine Construction Finance Co LP Term B-1 3.000% due 05/03/20 §	148,500	146,113
Calpine Corp
Term B-1
4.000% due 04/01/18 §	1,015,875	1,020,813
Term B-2
4.000% due 04/01/18 §	97,000	97,485
Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	121,846	122,390
EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	68,897	69,184
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	225,000	226,772
EquiPower Resources Holdings LLC Term C (1st Lien) 4.250% due 12/31/19 §	273,246	274,612
Raven Power Finance LLC 6.500% due 12/19/20 §	170,997	171,521

		2,128,890

Total Senior Loan Notes (Cost $120,763,740)		120,479,531

	Shares

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,914,480	4,914,480

Total Short-Term Investment (Cost $4,914,480)		4,914,480

TOTAL INVESTMENTS - 101.0% (Cost $125,678,220)		125,394,011

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(1,259,699)

NET ASSETS - 100.0%		$124,134,312

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Senior Loan Notes	$120,479,531	$—	$120,479,531	$—
	Short-Term Investment	4,914,480	4,914,480	—	—

	Total	$125,394,011	$4,914,480	$120,479,531	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.4%

Financials - 1.2%

BNP Paribas SA (France) 0.533% due 11/07/15 §	$1,300,000	$1,300,087
Credit Agricole Home Loan SFH (France) 0.978% due 07/21/14 § ~	400,000	400,078
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	100,000	102,823
LBG Capital No.2 PLC (United Kingdom) 15.000% due 12/21/19	GBP 190,000	473,114

		2,276,102

Industrials - 0.2%

International Lease Finance Corp
6.500% due 09/01/14 ~	$100,000	100,875
6.750% due 09/01/16 ~	100,000	111,125
7.125% due 09/01/18 ~	200,000	232,500

		444,500

Total Corporate Bonds & Notes (Cost $2,658,746)		2,720,602

MORTGAGE-BACKED SECURITIES - 1.4%

Collateralized Mortgage Obligations - Commercial - 0.2%

JP Morgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	110,000	119,438
Morgan Stanley Capital I Trust 5.909% due 06/11/49 " §	97,970	108,568
Silenus European Loan Conduit Ltd (Ireland) 0.485% due 05/15/19 " §	EUR 133,101	180,433

		408,439

Collateralized Mortgage Obligations - Residential - 1.2%

Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/35 " §	$15,846	16,143
2.528% due 03/25/35 " §	14,007	14,238
2.580% due 03/25/35 " §	55,980	56,966
Citigroup Mortgage Loan Trust Inc
2.220% due 09/25/35 " §	25,974	26,217
2.280% due 09/25/35 " §	21,802	21,900
Countrywide Home Loan Mortgage Pass-Through Trust 2.362% due 01/19/34 " §	47,934	46,468
Fannie Mae
0.502% due 07/25/37 " §	180,444	180,275
0.532% due 07/25/37 " §	168,595	168,771
0.592% due 05/25/36 " §	160,006	160,561
0.597% due 02/25/37 " §	39,044	39,153
0.832% due 02/25/41 " §	312,836	316,968
GSR Mortgage Loan Trust 2.657% due 09/25/35 " §	46,329	46,863
JP Morgan Mortgage Trust 5.031% due 06/25/35 " §	124,799	125,763
Merrill Lynch Mortgage Investors Trust 2.146% due 12/25/34 " §	133,478	133,479
New York Mortgage Trust 2.696% due 05/25/36 " §	462,714	424,634
Reperforming Loan REMIC Trust 0.492% due 06/25/35 " § ~	17,638	15,938
Residential Accredit Loans Inc Trust 0.332% due 06/25/46 " §	127,762	59,573
Structured Asset Mortgage Investments II Trust 0.362% due 05/25/46 " §	111,944	85,306
Wells Fargo Mortgage Backed Securities Trust 2.615% due 10/25/35 " §	303,115	306,370

		2,245,586

Total Mortgage-Backed Securities (Cost $2,470,020)		2,654,025

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.7%

Freddie Mac Structured Pass-Through Securities 0.432% due 09/25/31 " §	$1,824	$1,707
Hillmark Funding Ltd CDO (Cayman) 0.477% due 05/21/21 " § ~	996,535	982,683
Park Place Securities Inc Pass-Through Certificates 1.172% due 12/25/34 " §	109,896	110,306
SLM Student Loan Trust
0.502% due 12/15/23 " §	EUR 1,325,117	1,806,325
0.512% due 09/15/21 " §	191,249	264,496
Wood Street II BV CLO (Netherlands) 0.666% due 03/29/21 " § ~	99,728	135,243

Total Asset-Backed Securities (Cost $3,211,213)		3,300,760

U.S. TREASURY OBLIGATIONS - 94.9%

U.S. Treasury Inflation Protected Securities - 94.9%

0.125% due 04/15/16 ^	$751,744	771,801
0.125% due 04/15/17 ^	1,878,570	1,943,807
0.125% due 04/15/18 ^	6,463,954	6,678,072
0.125% due 01/15/22 ^	15,866,898	15,974,126
0.125% due 07/15/22 ^	15,874,320	15,979,741
0.125% due 01/15/23 ^	9,448,032	9,414,813
0.375% due 07/15/23 ^	24,038,960	24,499,090
0.500% due 04/15/15 ^	4,485,305	4,552,060
0.625% due 07/15/21 ^	14,987,295	15,788,186
0.625% due 01/15/24 ^	6,810,919	7,022,670
0.625% due 02/15/43 ^	3,093,090	2,804,202
1.125% due 01/15/21 ^	216,726	234,800
1.250% due 07/15/20 ^	13,260,668	14,536,490
1.375% due 02/15/44 ^	6,511,068	7,148,443
1.625% due 01/15/15 ^	15,408,404	15,667,820
1.750% due 01/15/28 ^	5,204,900	5,989,700
1.875% due 07/15/15 ^	853,083	886,406
2.000% due 07/15/14 ^ ‡	2,137,852	2,142,863
2.000% due 01/15/16 ^	5,617,190	5,924,821
2.375% due 01/15/25 ^	125,756	152,342
2.375% due 01/15/27 ^	235,090	288,371
2.500% due 01/15/29 ^	6,182,848	7,795,217
2.625% due 07/15/17 ^	2,401,833	2,689,585
3.375% due 04/15/32 ^	200,321	289,056
3.875% due 04/15/29 ^	10,742,453	15,694,896

		184,869,378

Total U.S. Treasury Obligations (Cost $184,645,017)		184,869,378

FOREIGN GOVERNMENT BONDS & NOTES - 14.8%

Australia Government (Australia) 5.250% due 03/15/19	AUD 2,100,000	2,178,217
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 200,000	307,873
Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^	5,967,472	8,606,830
France Government OAT (France)
0.100% due 07/25/21	101,199	142,870
0.250% due 07/25/18	104,277	148,167
Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	200,000	261,043
Hellenic Republic Treasury Bill (Greece)
2.163% due 08/18/14	200,000	273,391
2.585% due 07/18/14	1,000,000	1,368,576

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	EUR 608,208	$876,714
2.100% due 09/15/21 ^ ~	217,266	320,065
2.250% due 04/22/17 ~	600,912	856,606
2.350% due 09/15/24 ~	1,511,490	2,218,080
2.550% due 10/22/16 ~	1,001,520	1,428,157
3.100% due 09/15/26 ^ ~	106,335	166,674
4.750% due 09/15/16	100,000	149,087
5.500% due 11/01/22	100,000	167,986
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 5,000,000	441,669
Mexican Bonos de Proteccion al Ahorro (Mexico) 3.560% due 01/30/20 ^ §	3,700,000	289,241
Mexican Udibonos (Mexico) 4.000% due 11/08/46	15,393,330	1,356,388
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 300,000	374,663
2.750% due 11/20/25 ^	800,000	1,028,346
New Zealand Government (New Zealand) 2.000% due 09/20/25	NZD 700,000	595,219
Slovenia Government (Slovenia) 4.700% due 11/01/16 ~	EUR 300,000	445,374
Spain Government (Spain)
3.800% due 04/30/24 ~	1,100,000	1,651,823
5.400% due 01/31/23 ~	1,400,000	2,356,651
United Kingdom Gilt Inflation-Linked (United Kingdom) 2.500% due 07/26/16 ~ ^	GBP 100,000	573,787
Xunta de Galicia (Spain) 6.131% due 04/03/18	EUR 100,000	160,777

Total Foreign Government Bonds & Notes (Cost $28,074,927)		28,744,274

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $33,392)		4,240

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.1%

U. S. Government Agency Issues - 0.1%

Federal Home Loan Bank
0.050% due 10/16/14 ‡	$102,000	$101,988

		101,988

U.S. Treasury Bills - 0.1%

0.045% due 10/30/14 ‡	177,000	176,980
0.078% due 08/21/14 ‡	57,000	56,999

		233,979

Repurchase Agreement - 0.7%

Toronto Dominion Bank 0.140% due 07/01/2014 (Dated 06/30/14, repurchase price of $1,400,005; collateralized by a U.S. Treasury Inflation Protected Bond: 3.000% due 05/15/2042 and value $1,434,026)	1,400,000	1,400,000

	Shares

Money Market Fund - 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	485,713	485,713

Total Short-Term Investments (Cost $2,221,665)		2,221,680

TOTAL INVESTMENTS - 115.3% (Cost $223,314,980)		224,514,959

OTHER ASSETS & LIABILITIES, NET - (15.3%)		(29,779,072)

NET ASSETS - 100.0%		$194,735,887

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2014 was $22,347,759 at a weighted average interest rate of 0.117%.

(c)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Depreciation
U.S. Treasury 5-Year Notes (09/14)	82	($10,341)

(d)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	4,044,000	USD	3,814,471	07/14	DUB	($1,791)
BRL	5,521,214	USD	2,506,794	07/14	JPM	(9,513)
BRL	5,521,214	USD	2,452,565	07/14	UBS	44,716
BRL	5,521,214	USD	2,444,042	08/14	JPM	28,087
EUR	1,357,000	USD	1,851,899	07/14	BRC	6,256
EUR	18,080,000	USD	24,573,115	07/14	DUB	183,835
EUR	392,000	USD	531,440	07/14	UBS	5,329
INR	15,969,310	USD	266,000	07/14	DUB	(2,059)
INR	15,935,400	USD	260,000	07/14	DUB	3,380
INR	17,788,600	USD	290,000	07/14	GSC	4,010
INR	18,690,400	USD	305,000	07/14	HSB	3,915

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
INR	34,225,260	USD	575,500	07/14	JPM	($9,825)
INR	24,928,900	USD	407,000	07/14	JPM	5,025
INR	16,559,100	USD	270,000	07/14	UBS	3,689
JPY	396,100,000	USD	3,900,215	07/14	JPM	9,760
MXN	8,826,000	USD	676,597	07/14	BRC	2,509
MXN	1,135,000	USD	86,164	08/14	GSC	975
NZD	657,000	USD	574,415	07/14	RBC	707
USD	3,726,950	AUD	4,044,000	07/14	DUB	(85,730)
USD	3,805,173	AUD	4,044,000	08/14	DUB	2,619
USD	2,466,479	BRL	5,521,214	07/14	JPM	(30,802)
USD	2,506,794	BRL	5,521,214	07/14	UBS	9,513
USD	96,588	CAD	105,000	09/14	RBC	(1,617)
USD	360,924	EUR	265,000	07/14	DUB	(1,943)
USD	24,489,031	EUR	17,881,000	07/14	GSC	4,383
USD	2,286,611	EUR	1,683,000	07/14	JPM	(17,939)
USD	1,940,646	EUR	1,425,000	08/14	CIT	(10,877)
USD	24,377,059	EUR	17,934,000	08/14	DUB	(183,376)
USD	1,206,848	GBP	719,000	09/14	BRC	(22,896)
USD	2,072,531	JPY	210,500,000	07/14	BRC	(5,387)
USD	1,822,288	JPY	185,600,000	07/14	JPM	(9,834)
USD	3,901,095	JPY	396,100,000	08/14	JPM	(9,996)
USD	462,366	MXN	6,029,947	09/14	GSC	308
USD	561,165	NZD	660,000	07/14	GSC	(16,582)
USD	572,644	NZD	657,000	08/14	RBC	-

Total Forward Foreign Currency Contracts						($101,151)

(e)	Purchased options outstanding as of June 30, 2014 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month EUR-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 5-Year Interest Rate Swap	Receive	1.000%	11/10/14	GSC	EUR 2,400,000	$33,392	$4,240

Total Purchased Options						$33,392	$4,240

(f)	Transactions in written options for the three-month period ended June 30, 2014 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2014	24	4,200,000	33,535,000	$235,686
Call Options Written	61	-	2,600,000	42,078
Put Options Written	-	2,100,000	9,900,000	75,517
Call Options Closed	(85)	-	-	(41,218)
Put Options Closed	-	-	(21,500,000)	(68,689)
Call Options Expired	-	-	(6,450,000)	(57,656)
Put Options Expired	-	(3,600,000)	(8,185,000)	(99,728)

Outstanding, June 30, 2014	-	2,700,000	9,900,000	$85,990

(g)	Premiums received and value of written options outstanding as of June 30, 2014 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection (1)

Referenced Obligation	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Put - OTC iTraxx Europe 21 5Y Index	0.950%	09/17/14	CIT	EUR 600,000	$1,990	($427)
Put - OTC iTraxx Europe 21 5Y Index	0.950%	09/17/14	GSC	300,000	911	(213)
Put - OTC iTraxx Europe 21 5Y Index	0.950%	09/17/14	JPM	600,000	2,007	(427)
Put - OTC iTraxx Europe 21 5Y Index	1.000%	09/17/14	CIT	600,000	1,852	(343)
Put - OTC iTraxx Europe 21 5Y Index	1.100%	09/17/14	GSC	200,000	701	(79)
Put - OTC iTraxx Europe 21 5Y Index	1.100%	09/17/14	JPM	400,000	1,474	(158)

					$8,935	($1,647)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The fund is only obligated if the swaption is exercised.
(2)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	$2,000,000	$17,720	($1,308)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(194)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(331)
Cap - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,823	(12,156)
Cap - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(1,332)

						$43,663	($15,321)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month EUR-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	Pay	1.235%	11/10/14	GSC	EUR 4,800,000	$33,392	($2,737)

Total Written Options						$85,990	($19,705)

(h)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Greek Government	1.000%	06/20/15	MSC	3.035%	EUR 100,000	($2,635)	($4,702)	$2,067
Italian Government	1.000%	03/20/19	DUB	0.887%	$1,900,000	10,327	(33,172)	43,499
Russian Government	1.000%	03/20/19	HSB	1.662%	100,000	(2,930)	(8,422)	5,492
Spain Government	1.000%	03/20/19	HSB	0.621%	200,000	3,532	(1,509)	5,041
Brazilian Government	1.000%	03/20/19	MSC	1.316%	1,500,000	(20,991)	(76,076)	55,085
Spain Government	1.000%	03/20/19	MSC	0.621%	400,000	7,065	(2,456)	9,521
HSBC Bank PLC	1.000%	06/20/19	JPM	0.480%	1,300,000	33,035	16,141	16,894

						$27,403	($110,196)	$137,599

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation
iTraxx Europe 21 5Y	1.000%	06/20/19	ICE	EUR 6,150,000	$157,603	$129,020	$28,583
CDX HY 22 5Y	5.000%	06/20/19	ICE	$891,000	78,520	76,012	2,508
iTraxx Europe 21 10Y	1.000%	06/20/24	ICE	EUR 1,400,000	(2,445)	(34,551)	32,106

					$233,678	$170,481	$63,197

					$261,081	$60,285	$200,796

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL - CDI Compounded	JPM	Pay	7.900%	01/02/15	BRL 100,000	($1,118)	($357)	($761)
BRL - CDI Compounded	UBS	Pay	10.410%	01/02/15	700,000	326	415	(89)
US CPI Urban Consumers NSA	DUB	Receive	1.800%	01/17/16	$3,400,000	33,390	(220)	33,610
BRL - CDI Compounded	UBS	Pay	8.150%	01/02/17	BRL 3,700,000	(116,700)	-	(116,700)
BRL - CDI Compounded	MSC	Pay	8.220%	01/02/17	4,700,000	(143,562)	(249)	(143,313)
BRL - CDI Compounded	GSC	Pay	8.300%	01/02/17	3,000,000	(86,883)	3,861	(90,744)
BRL - CDI Compounded	BRC	Pay	10.910%	01/02/17	200,000	(75)	243	(318)
BRL - CDI Compounded	DUB	Pay	10.910%	01/02/17	2,300,000	(858)	(1,301)	443
BRL - CDI Compounded	GSC	Pay	10.910%	01/02/17	3,700,000	(1,380)	(517)	(863)
BRL - CDI Compounded	MSC	Pay	10.910%	01/02/17	200,000	(75)	(93)	18
BRL - CDI Compounded	UBS	Pay	10.910%	01/02/17	3,500,000	(1,306)	4,190	(5,496)
US CPI Urban Consumers NSA	DUB	Receive	1.935%	01/20/17	$1,300,000	14,169	-	14,169
US CPI Urban Consumers NSA	GSC	Receive	2.415%	02/12/17	600,000	(9,153)	-	(9,153)
US CPI Urban Consumers NSA	CIT	Receive	2.250%	07/15/17	4,100,000	(56,574)	984	(57,558)
US CPI Urban Consumers NSA	DUB	Receive	2.250%	07/15/17	3,800,000	(52,434)	3,520	(55,954)
US CPI Urban Consumers NSA	RBS	Receive	2.250%	07/15/17	2,600,000	(35,876)	(2,517)	(33,359)
US CPI Urban Consumers NSA	BRC	Receive	2.085%	10/11/17	8,700,000	42,090	-	42,090
US CPI Urban Consumers NSA	UBS	Receive	2.215%	01/17/19	800,000	5,367	-	5,367
US CPI Urban Consumers NSA	DUB	Receive	2.500%	07/15/22	2,000,000	(35,401)	29,720	(65,121)
France CPI Excluding Tobacco	DUB	Receive	1.950%	07/25/23	EUR 300,000	14,207	2,951	11,256
France CPI Excluding Tobacco	MSC	Receive	1.950%	07/25/23	300,000	14,207	3,320	10,887
France CPI Excluding Tobacco	RBS	Receive	1.950%	07/25/23	100,000	4,736	1,019	3,717
France CPI Excluding Tobacco	CIT	Receive	2.108%	10/08/23	400,000	27,020	5,151	21,869
France CPI Excluding Tobacco	DUB	Receive	2.108%	10/08/23	500,000	33,775	6,287	27,488

						(352,108)	56,407	(408,515)

	Exchange
6-Month JPY LIBOR	CME	Receive	1.000%	09/18/23	JPY 330,000,000	(115,137)	(25,260)	(89,877)
6-Month EUR LIBOR	CME	Receive	2.000%	01/29/24	EUR 2,000,000	(173,660)	-	(173,660)
3-Month USD LIBOR	CME	Receive	2.750%	06/19/43	$3,900,000	419,998	714,754	(294,756)
3-Month USD LIBOR	CME	Receive	3.500%	12/18/43	300,000	(11,837)	10,930	(22,767)
6-Month EUR LIBOR	CME	Receive	2.750%	09/17/44	EUR 300,000	(51,878)	(27,844)	(24,034)
3-Month USD LIBOR	CME	Receive	3.500%	12/17/44	$2,200,000	(48,161)	(21,494)	(26,667)

						19,325	651,086	(631,761)

						($332,783)	$707,493	($1,040,276)

Total Swap Agreements						($71,702)	$767,778	($839,480)

(i)	As of June 30, 2014, investments with a total aggregate value of $1,083,448 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$2,720,602	$—	$2,720,602	$—
	Mortgage-Backed Securities	2,654,025	—	2,654,025	—
	Asset-Backed Securities	3,300,760	—	3,300,760	—
	U.S. Treasury Obligations	184,869,378	—	184,869,378	—
	Foreign Government Bonds & Notes	28,744,274	—	28,744,274	—
	Short-Term Investments	2,221,680	485,713	1,735,967	—
	Derivatives:
	Credit Contracts
	Swaps	290,082	—	290,082	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	319,016	—	319,016	—
	Interest Rate Contracts
	Purchased Options	4,240	—	4,240	—
	Swaps	609,285	—	609,285	—

	Total Interest Rate Contracts	613,525	—	613,525	—

	Total Assets - Derivatives	1,222,623	—	1,222,623	—

	Total Assets	225,733,342	485,713	225,247,629	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(1,647)	—	(1,647)	—
	Swaps	(29,001)	—	(29,001)	—

	Total Credit Contracts	(30,648)	—	(30,648)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(420,167)	—	(420,167)	—
	Interest Rate Contracts
	Futures	(10,341)	(10,341)	—	—
	Written Options	(18,058)	—	(2,737)	(15,321)
	Swaps	(942,068)	—	(942,068)	—

	Total Interest Rate Contracts	(970,467)	(10,341)	(944,805)	(15,321)

	Total Liabilities - Derivatives	(1,421,282)	(10,341)	(1,395,620)	(15,321)

	Total Liabilities	(1,421,282)	(10,341)	(1,395,620)	(15,321)

	Total	$224,312,060	$475,372	$223,852,009	($15,321)

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2014 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	($30,723,989)	$—	($30,723,989)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 24.0%

Consumer Discretionary - 0.1%

General Motors Co-Escrow Receipts 8.375% due 07/05/33 Ω +	EUR 200,000	$-
Viacom Inc 1.250% due 02/27/15	$800,000	804,583

		804,583

Consumer Staples - 0.0%

Reynolds American Inc 6.750% due 06/15/17	200,000	229,737

Energy - 1.4%

CNPC General Capital Ltd 1.125% due 05/14/17 § ~	1,800,000	1,806,313
Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	216,969
Petrobras International Finance Co (Cayman) 5.875% due 03/01/18	400,000	436,659
Shell International Finance BV (Netherlands)
0.293% due 11/10/15 §	1,200,000	1,201,062
0.434% due 11/15/16 §	1,000,000	1,001,538
Statoil ASA (Norway) 0.685% due 11/08/18 §	3,200,000	3,225,456
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	100,000	101,388

		7,989,385

Financials - 17.5%

Ally Financial Inc
2.750% due 01/30/17	1,000,000	1,013,750
4.625% due 06/26/15	300,000	310,125
8.300% due 02/12/15	600,000	626,250
American International Group Inc
5.450% due 05/18/17	100,000	111,621
6.250% due 03/15/87	1,000,000	1,123,750
Banco Santander Brasil SA (Brazil) 4.250% due 01/14/16 ~	300,000	313,650
Banco Santander Chile (Chile) 1.828% due 01/19/16 § ~	1,000,000	1,010,000
Bank of America Corp
1.300% due 03/22/18 §	3,700,000	3,751,038
4.500% due 04/01/15	5,100,000	5,252,949
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	100,000	102,384
BB&T Corp 1.091% due 06/15/18 §	1,200,000	1,221,839
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	4,303,500
BPCE SA (France) 0.796% due 11/18/16 §	3,600,000	3,610,526
Citigroup Inc
0.745% due 05/01/17 §	3,700,000	3,699,471
2.250% due 08/07/15	700,000	711,656
4.587% due 12/15/15	2,300,000	2,425,260
4.700% due 05/29/15	500,000	518,616
5.500% due 10/15/14	1,200,000	1,217,398
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 0.558% due 04/28/17 §	1,400,000	1,403,203
Credit Agricole Home Loan SFH (France) 0.978% due 07/21/14 § ~	1,400,000	1,400,274
Credit Suisse NY (Switzerland)
0.462% due 03/17/15 §	400,000	400,011
0.641% due 12/07/15 §	2,100,000	2,102,558
Daimler Finance North America LLC
0.834% due 01/09/15 § ~	2,000,000	2,004,704
2.300% due 01/09/15 ~	900,000	908,424

	Principal Amount	Value
Ford Motor Credit Co LLC
0.675% due 11/08/16 §	$1,900,000	$1,900,200
3.875% due 01/15/15	1,692,000	1,722,505
3.984% due 06/15/16	100,000	105,709
4.207% due 04/15/16	400,000	422,316
7.000% due 04/15/15	2,900,000	3,045,940
8.700% due 10/01/14	200,000	204,160
HBOS PLC (United Kingdom) 0.930% due 09/06/17 § ~	8,100,000	8,071,650
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~	1,700,000	1,798,583
5.500% due 03/25/15 ~	600,000	616,867
ING Bank NV (Netherlands) 0.574% due 01/04/16 § ~	4,500,000	4,500,338
JPMorgan Chase & Co 3.700% due 01/20/15	300,000	305,344
Lloyds Bank PLC (United Kingdom) 12.000% § ~ ±	1,000,000	1,460,000
Metropolitan Life Global Funding I 0.365% due 06/23/16 § ~	2,700,000	2,700,265
Morgan Stanley
0.714% due 10/15/15 §	5,800,000	5,813,804
1.509% due 04/25/18 §	200,000	204,155
National Australia Bank Ltd (Australia) 0.515% due 06/30/17 § ~	3,300,000	3,305,451
Navient Corp
2.268% due 10/01/14 § ^	100,000	99,820
6.250% due 01/25/16	100,000	106,625
Royal Bank of Scotland Group PLC (United Kingdom) 5.000% due 10/01/14	2,400,000	2,422,646
Santander Issuances SAU (Spain) 7.300% due 07/27/19 §	GBP 3,000,000	5,210,672
State Bank of India (India) 4.500% due 07/27/15 ~	$1,000,000	1,031,098
Stone Street Trust 5.902% due 12/15/15 ~	700,000	745,751
Sumitomo Mitsui Banking Corp (Japan) 0.593% due 05/02/17 §	5,800,000	5,771,462
The Goldman Sachs Group Inc 0.734% due 01/12/15 §	500,000	500,804
Wells Fargo & Co 0.527% due 06/02/17 §	11,100,000	11,111,156

		102,720,278

Health Care - 0.7%

AbbVie Inc 0.983% due 11/06/15 §	1,200,000	1,210,392
HCA Inc 3.750% due 03/15/19	2,900,000	2,932,625

		4,143,017

Industrials - 0.8%

International Lease Finance Corp 5.750% due 05/15/16	100,000	107,313
John Deere Capital Corp 0.362% due 04/12/16 §	4,600,000	4,600,373

		4,707,686

Information Technology - 0.1%

Apple Inc
2.850% due 05/06/21	300,000	302,962
3.450% due 05/06/24	500,000	506,319

		809,281

Materials - 0.3%

CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	745,500
Gerdau Holdings Inc 7.000% due 01/20/20 ~	300,000	340,500
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	689,280

		1,775,280

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 2.5%

BellSouth Corp 4.182% due 04/26/21 ~	$5,300,000	$5,453,303
SBA Tower Trust 4.254% due 04/15/15 ~	2,700,000	2,772,926
Telefonica Emisiones SAU (Spain) 0.880% due 06/23/17 §	2,000,000	2,000,274
Verizon Communications Inc 2.500% due 09/15/16	4,100,000	4,227,957

		14,454,460

Utilities - 0.6%

Entergy Corp 3.625% due 09/15/15	500,000	516,024
Pacific Gas & Electric Co 0.423% due 05/11/15 §	3,000,000	3,001,620

		3,517,644

Total Corporate Bonds & Notes (Cost $138,643,025)		141,151,351

MORTGAGE-BACKED SECURITIES - 31.3%

Collateralized Mortgage Obligations - Commercial - 0.7%

Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50 "	200,000	223,909
Credit Suisse Commercial Mortgage Trust 5.467% due 09/15/39 "	830,452	895,295
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	452,273	509,048
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,461,876	1,572,760
Silenus European Loan Conduit Ltd (Ireland) 0.485% due 05/15/19 " § ~	EUR 16,638	22,554
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	$600,000	654,815

		3,878,381

Collateralized Mortgage Obligations - Residential - 3.2%

Alternative Loan Trust 2.560% due 06/25/37 " §	346,265	289,598
Arran Residential Mortgages Funding PLC (United Kingdom) 1.728% due 05/16/47 " § ~	EUR 645,604	894,377
Banc of America Funding Ltd 0.411% due 10/03/39 " § ~	$1,906,855	1,887,786
Banc of America Funding Trust 2.689% due 05/25/35 " §	77,530	79,870
Banc of America Mortgage Trust 2.678% due 07/25/33 " §	44,708	45,648
BCAP LLC Trust 5.208% due 03/26/37 " § ~	86,088	85,305
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/35 " §	37,024	37,683
2.410% due 10/25/35 " §	273,388	271,589
2.528% due 03/25/35 " §	61,796	62,813
2.545% due 08/25/33 " §	97,833	100,336
2.710% due 01/25/35 " §	1,144,011	1,137,645
Bear Stearns Alt-A Trust
2.583% due 05/25/35 " §	50,261	49,285
2.648% due 11/25/36 " §	86,422	61,217
2.790% due 09/25/35 " §	60,461	53,220
Chase Mortgage Finance Trust 5.647% due 09/25/36 " §	199,233	184,110
Chevy Chase Funding LLC 0.402% due 08/25/35 " § ~	55,674	50,975
Citigroup Mortgage Loan Trust Inc
2.280% due 09/25/35 " §	43,603	43,800
2.510% due 10/25/35 " §	81,950	81,259

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust 0.472% due 03/25/35 " §	$26,856	$24,330
Credit Suisse First Boston Mortgage Securities Corp
0.799% due 03/25/32 " § ~	30,173	28,618
6.000% due 11/25/35 " Ω	99,651	84,343
Downey Saving & Loan Association Mortgage Loan Trust 0.335% due 04/19/47 " § Ω	249,359	68,453
Fannie Mae
0.352% due 10/27/37 " §	3,400,000	3,392,600
0.462% due 04/25/37 " §	81,124	81,001
0.602% due 09/25/35 " §	197,321	197,815
1.625% due 11/25/23 " §	141,068	145,987
Freddie Mac
1.324% due 10/25/44 " §	37,752	38,417
1.524% due 07/25/44 " §	196,568	196,212
8.000% due 04/15/30 "	176,086	206,720
Granite Master Issuer PLC (United Kingdom)
0.333% due 12/20/54 " § ~	EUR 369,942	504,231
0.393% due 12/20/54 " § ~	595,083	812,566
0.413% due 12/20/54 " §	$295,694	293,860
Granite Mortgages PLC (United Kingdom)
0.707% due 01/20/44 " § ~	EUR 17,717	24,239
0.908% due 01/20/44 " § ~	GBP 17,929	30,624
0.934% due 09/20/44 " § ~	95,893	163,987
HarborView Mortgage Loan Trust
0.325% due 12/19/36 " § Ω	$506,340	350,618
0.345% due 01/19/38 " §	163,964	142,579
0.375% due 05/19/35 " §	30,586	27,195
JPMorgan Mortgage Trust
2.952% due 02/25/35 " §	14,069	14,014
5.240% due 07/25/35 " §	163,686	167,567
5.750% due 01/25/36 " Ω	34,847	32,503
Mellon Residential Funding Corp Mortgage Pass-Through Trust 0.632% due 06/15/30 " §	6,595	6,538
Merrill Lynch Mortgage Investors Trust
0.362% due 02/25/36 " §	39,968	36,962
2.145% due 11/25/35 " §	2,679,561	2,661,096
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	82,219	84,017
Reperforming Loan REMIC Trust 0.492% due 06/25/35 " § ~	88,192	79,690
Residential Accredit Loans Inc Trust
0.332% due 06/25/46 " §	85,175	39,715
6.000% due 06/25/36 " Ω	207,222	167,915
Residential Asset Securitization Trust 0.552% due 05/25/33 " §	4,367	4,342
Structured Asset Mortgage Investments II Trust 0.372% due 05/25/36 " §	188,008	141,895
Structured Asset Securities Corp Mortgage Pass-Through Certificates
2.397% due 08/25/32 " §	36,966	36,699
2.628% due 10/25/35 " § ~	37,721	35,825
Washington Mutual Mortgage Pass-Thru Certificates Trust
0.462% due 01/25/45 " §	21,985	21,745
0.470% due 01/25/45 " §	22,492	21,639
1.521% due 08/25/42 " §	3,700	3,571
1.932% due 02/27/34 " §	5,772	5,734
2.182% due 09/25/46 " §	80,837	75,875
4.628% due 02/25/37 " §	394,466	369,846
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 12/25/34 " §	69,137	70,899
2.613% due 03/25/36 " §	517,828	503,162
2.622% due 04/25/36 " § Ω	60,694	59,689
2.623% due 04/25/35 " §	1,959,795	2,032,694

		18,904,543

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Fannie Mae - 26.5%

1.324% due 10/01/44 " §	$31,217	$31,906
2.168% due 09/01/35 " §	155,932	165,716
2.310% due 08/01/22 "	500,000	490,200
2.362% due 12/01/35 " §	21,558	22,803
2.468% due 11/01/32 " §	116,250	123,191
2.485% due 11/01/34 " §	108,849	116,616
3.000% due 09/01/21 "	3,256,577	3,404,033
3.000% due 07/17/27 "	15,000,000	15,576,563
3.000% due 09/01/28 "	561,106	583,549
3.000% due 06/01/29 "	999,999	1,039,709
3.500% due 07/17/27 "	32,000,000	33,906,550
4.000% due 08/01/18 "	297,464	315,798
4.000% due 09/01/18 "	1,747,755	1,857,680
4.000% due 12/01/18 "	471,561	501,286
4.000% due 03/01/25 "	340,371	364,550
4.000% due 04/01/25 "	354,586	379,659
4.000% due 06/01/25 "	187,951	201,286
4.000% due 07/01/25 "	214,397	229,630
4.000% due 09/01/25 "	351,897	376,578
4.000% due 09/01/25 "	321,047	343,815
4.000% due 12/01/25 "	115,080	122,900
4.000% due 04/01/26 "	554,596	593,950
4.000% due 04/01/26 "	394,463	418,846
4.000% due 06/01/26 "	92,862	99,467
4.000% due 08/01/26 "	345,956	370,565
4.000% due 06/01/29 "	61,876	66,213
4.000% due 11/01/30 "	182,335	196,052
4.000% due 09/01/41 "	739,401	787,301
4.000% due 07/12/42 "	1,000,000	1,060,625
4.366% due 12/01/36 " §	12,339	13,149
4.500% due 07/01/18 "	324,230	344,285
4.500% due 04/01/19 "	54,993	58,400
4.500% due 06/01/24 "	205,312	219,797
4.500% due 08/01/24 "	434,891	466,135
4.500% due 01/01/25 "	66,123	70,883
4.500% due 06/01/25 "	385,590	411,275
4.500% due 06/01/26 "	76,636	82,082
4.500% due 04/01/28 "	2,016	2,183
4.500% due 04/01/29 "	2,052,747	2,223,214
4.500% due 05/01/35 "	151,241	164,056
4.500% due 07/01/40 "	164,845	178,559
4.500% due 08/12/40 "	29,000,000	31,315,469
4.500% due 11/01/40 "	93,274	101,052
4.500% due 03/01/41 "	52,761	57,142
5.000% due 02/01/25 "	276,510	307,156
5.000% due 02/01/27 "	24,766	27,511
5.000% due 06/01/27 "	3,871	4,301
5.000% due 08/01/27 "	2,567	2,853
5.000% due 05/01/33 "	75,812	84,606
5.000% due 03/01/34 "	308,030	343,631
5.000% due 03/01/34 "	172,601	192,561
5.000% due 12/01/34 "	7,529	8,377
5.000% due 02/01/35 "	31,437	34,969
5.000% due 03/01/35 "	192,910	214,768
5.000% due 09/01/35 "	32,902	36,590
5.000% due 12/01/35 "	1,192,509	1,326,585
5.000% due 07/01/37 "	16,352	18,164
5.000% due 07/15/38 "	24,000,000	26,643,756
5.000% due 05/01/40 "	13,540	15,051
5.000% due 08/01/40 "	13,181	14,657
5.500% due 12/01/20 "	5,556	5,905
5.500% due 07/01/21 "	18,679	20,219
5.500% due 08/01/21 "	71,890	76,417
5.500% due 10/01/21 "	97,734	106,857
5.500% due 12/01/21 "	7,145	7,595
5.500% due 04/01/22 "	60,358	64,579
5.500% due 05/01/22 "	132,679	144,545
5.500% due 05/01/22 "	161,387	177,177

	Principal Amount	Value
5.500% due 07/01/22 "	$15,165	$16,622
5.500% due 06/01/23 "	63,839	70,121
5.500% due 06/01/23 "	24,083	26,928
5.500% due 09/01/23 "	69,664	75,294
5.500% due 02/01/24 "	27,309	30,607
5.500% due 01/01/28 "	358,473	402,123
5.500% due 03/01/28 "	9,606	10,769
5.500% due 06/01/30 "	601,216	673,843
5.500% due 11/01/32 "	174,304	195,346
5.500% due 01/01/34 "	9,127	10,245
5.500% due 02/01/34 "	29,195	32,645
5.500% due 03/01/34 "	7,634	8,584
5.500% due 04/01/34 "	2,487	2,794
5.500% due 04/01/34 "	163,870	183,234
5.500% due 02/01/35 "	60,810	68,292
5.500% due 02/01/35 "	33,688	37,836
5.500% due 04/01/35 "	57,310	64,318
5.500% due 05/01/35 "	49,703	55,821
5.500% due 05/01/35 "	301,827	338,586
5.500% due 06/01/35 "	60,382	67,811
5.500% due 07/01/35 "	47,827	53,713
5.500% due 07/01/35 "	662,149	744,611
5.500% due 08/01/35 "	110,983	124,549
5.500% due 10/01/35 "	33,408	37,483
5.500% due 10/01/35 "	621,356	696,346
5.500% due 11/01/35 "	493,554	552,983
5.500% due 12/01/35 "	116,714	130,730
5.500% due 01/01/36 "	16,293	18,279
5.500% due 05/01/36 "	568,903	636,127
5.500% due 07/01/36 "	46,634	52,399
5.500% due 09/01/36 "	52,362	58,866
5.500% due 11/01/36 "	11,840	13,287
5.500% due 04/01/37 "	3,955,652	4,426,148
5.500% due 06/01/38 "	638,874	714,367
5.500% due 07/15/38 "	6,000,000	6,713,439
5.500% due 08/01/39 "	26,828	29,998
5.500% due 12/01/39 "	582,818	653,077
6.000% due 09/01/22 "	18,933	21,297
6.000% due 01/01/23 "	13,124	14,762
6.000% due 02/01/33 "	14,700	16,539
6.000% due 12/01/35 "	31,481	35,510
6.000% due 06/01/36 "	18,772	21,184
6.000% due 06/01/36 "	2,102	2,364
6.000% due 07/01/36 "	2,246	2,531
6.000% due 08/01/36 "	4,288	4,823
6.000% due 09/01/36 "	52,829	59,424
6.000% due 09/01/36 "	12,837	14,440
6.000% due 09/01/36 "	5,558	6,268
6.000% due 10/01/36 "	4,109	4,631
6.000% due 10/01/36 "	77,725	87,574
6.000% due 11/01/36 "	45,480	51,203
6.000% due 12/01/36 "	36,812	41,407
6.000% due 12/01/36 "	120,953	136,464
6.000% due 03/01/37 "	8,369	9,413
6.000% due 06/01/37 "	144,582	163,061
6.000% due 09/01/37 "	124,371	140,261
6.000% due 09/01/38 "	114,073	128,313
6.000% due 12/01/38 "	300,058	338,661
6.000% due 12/01/38 "	450,526	506,765
6.000% due 07/01/39 "	453,908	510,570
6.000% due 10/01/39 "	431,700	485,589
6.000% due 04/01/40 "	641,759	721,870
6.000% due 06/01/40 "	108,413	121,946
6.000% due 10/01/40 "	557,488	627,675
6.000% due 04/01/41 "	784,717	885,891
6.000% due 05/01/41 "	2,944,628	3,318,302
6.500% due 03/01/17 "	12,906	13,589

		155,854,096

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Freddie Mac - 0.5%

1.983% due 09/01/35 " §	$20,734	$21,689
2.221% due 06/01/35 " §	168,056	178,485
2.375% due 11/01/31 " §	4,861	5,165
2.375% due 04/01/32 " §	20,329	21,599
2.498% due 09/01/35 " §	99,068	106,133
4.500% due 09/01/41 "	401,319	434,539
5.500% due 03/01/23 "	8,278	9,235
5.500% due 04/01/38 "	310,909	346,873
5.500% due 04/01/38 "	499,982	557,816
5.500% due 06/01/38 "	189,344	211,246
5.500% due 07/01/38 "	83,195	92,818
5.500% due 12/01/38 "	98,555	110,447
5.500% due 01/01/39 "	598,379	667,595
5.500% due 03/01/39 "	311,937	348,019
5.500% due 05/01/40 "	23,025	25,688
6.000% due 12/01/22 "	14,582	16,373
6.000% due 03/01/23 "	41,359	46,433

		3,200,153

Government National Mortgage Association - 0.4%

5.000% due 10/15/38 "	459,624	505,664
5.000% due 12/15/38 "	392,793	431,705
5.000% due 02/15/39 "	142,795	157,015
5.000% due 03/15/39 "	517,576	569,107
5.000% due 04/15/39 "	653,569	717,845
5.000% due 04/15/39 "	17,728	19,493

		2,400,829

Total Mortgage-Backed Securities (Cost $182,013,226)		184,238,002

ASSET-BACKED SECURITIES - 7.3%

Ally Auto Receivables Trust 0.480% due 02/15/17 "	4,900,000	4,900,664
Argent Securities Inc 0.970% due 02/25/34 " §	1,174,121	1,090,765
Asset Backed Funding Certificates Trust 0.852% due 06/25/34 " §	92,797	86,879
Basic Asset Backed Securities Trust 0.462% due 04/25/36 " §	2,000,000	1,729,608
Bear Stearns Asset Backed Securities I Trust 0.352% due 12/25/36 " §	437,123	411,110
Bear Stearns Asset Backed Securities Trust 2.970% due 10/25/36 " §	123,963	121,736
CIT Mortgage Loan Trust 1.402% due 10/25/37 " § ~	1,711,897	1,711,659
Citibank Omni Master Trust 2.902% due 08/15/18 " § ~	3,200,000	3,210,456
Citigroup Mortgage Loan Trust 0.602% due 11/25/45 " § ~	3,700,000	3,293,973
Countrywide Asset-Backed Certificates
0.252% due 08/25/37 " §	1,728,210	1,712,787
0.502% due 05/25/46 " § ~	2,049,879	1,957,204
FFMLT Trust 0.642% due 09/25/35 " §	5,200,000	4,767,849
Halcyon Structured Asset Management Ltd CLO (Cayman) 0.448% due 08/07/21 " § ~	1,187,440	1,181,145
Hillmark Funding Ltd (Cayman) 0.477% due 05/21/21 " § ~	996,535	982,683
HSBC Home Equity Loan Trust 0.303% due 03/20/36 " §	300,493	298,572
Long Beach Mortgage Loan Trust 0.712% due 10/25/34 " §	18,554	16,933
Mastr Asset Backed Securities Trust 0.452% due 01/25/36 " §	6,200,000	5,617,758
Park Place Securities Inc 0.412% due 09/25/35 " §	122,854	121,856

	Principal Amount	Value
Santander Drive Auto Receivables Trust 0.431% due 08/15/17 " §	$5,300,000	$5,301,208
Securitized Asset-Backed Receivables LLC Trust 0.282% due 05/25/37 " § Ω	116,154	82,584
Structured Asset Investment Loan Trust 0.642% due 08/25/35 " §	1,200,000	1,068,318
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	3,100,000	3,100,350
United States Small Business Administration 4.754% due 08/10/14 "	12,054	12,098
Wood Street BV CLO (Netherlands) 0.657% due 11/22/21 " § ~	EUR 232,244	314,673

Total Asset-Backed Securities (Cost $42,189,721)		43,092,868

U.S. GOVERNMENT AGENCY ISSUES - 8.4%

Fannie Mae
0.875% due 08/28/17	$4,400,000	4,371,726
0.875% due 12/20/17	400,000	395,645
0.875% due 02/08/18	1,000,000	985,175
0.875% due 05/21/18	200,000	196,640
1.125% due 04/27/17	1,800,000	1,809,310
1.250% due 01/30/17	3,200,000	3,240,458
1.875% due 09/18/18	100,000	101,624
5.000% due 05/11/17	1,800,000	2,009,223
5.375% due 06/12/17	3,500,000	3,954,794
Freddie Mac
0.875% due 03/07/18	300,000	295,774
1.000% due 03/08/17	3,000,000	3,019,005
1.000% due 06/29/17	12,200,000	12,229,866
1.000% due 07/28/17	7,300,000	7,321,053
1.000% due 09/29/17	6,300,000	6,298,305
1.250% due 05/12/17	600,000	607,052
3.750% due 03/27/19	1,200,000	1,319,184
5.500% due 08/23/17	900,000	1,026,898

Total U.S. Government Agency Issues (Cost $49,069,870)		49,181,732

U.S. TREASURY OBLIGATIONS - 8.6%

U.S. Treasury Inflation Protected Securities - 5.6%

0.125% due 01/15/22 ^	209,464	210,880
0.125% due 07/15/22 ^	2,267,760	2,282,820
0.625% due 07/15/21 ^	4,312,134	4,542,566
1.125% due 01/15/21 ^	3,359,253	3,639,408
1.750% due 01/15/28 ^	3,733,950	4,296,959
2.000% due 01/15/26 ^	3,105,232	3,657,016
2.375% due 01/15/25 ^	5,155,996	6,246,004
2.375% due 01/15/27 ^	6,582,520	8,074,389

		32,950,042

U.S. Treasury Notes - 3.0%

0.094% due 04/30/16 § ‡	17,900,000	17,905,316

Total U.S. Treasury Obligations (Cost $51,190,650)		50,855,358

FOREIGN GOVERNMENT BONDS & NOTES - 15.5%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 100,000	141,682
Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	100,000	146,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Italy Buoni Poliennali del Tesoro (Italy)
1.150% due 05/15/17	EUR 2,100,000	$2,901,108
2.250% due 05/15/16	2,300,000	3,246,203
2.750% due 12/01/15	1,800,000	2,543,526
3.000% due 06/15/15	1,200,000	1,684,087
3.000% due 11/01/15	4,600,000	6,509,287
3.750% due 08/01/15	2,000,000	2,835,804
3.750% due 04/15/16	5,000,000	7,233,979
3.750% due 08/01/16	11,700,000	17,053,163
4.500% due 07/15/15	4,400,000	6,280,028
4.750% due 05/01/17	200,000	303,968
4.750% due 06/01/17	2,000,000	3,043,612
Italy Certificati di Credito del Tesoro (Italy)
0.069% due 12/31/15	300,000	407,525
0.394% due 06/30/15	1,700,000	2,318,541
0.843% due 04/29/16	3,000,000	4,060,660
Province of Ontario (Canada)
1.650% due 09/27/19	$200,000	197,116
3.000% due 07/16/18	100,000	105,808
3.150% due 06/02/22	CAD 900,000	870,985
5.500% due 06/02/18	100,000	106,912
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	642,825
Spain Government (Spain)
2.100% due 04/30/17	EUR 1,300,000	1,846,698
3.150% due 01/31/16	2,000,000	2,857,160
3.250% due 04/30/16	200,000	287,792
3.300% due 07/30/16	6,100,000	8,831,761
3.750% due 10/31/15	1,600,000	2,289,921
3.800% due 01/31/17	1,900,000	2,810,808
4.000% due 07/30/15	1,400,000	1,993,414
4.250% due 10/31/16	3,500,000	5,193,975
5.500% due 07/30/17	1,400,000	2,188,432

Total Foreign Government Bonds & Notes (Cost $90,823,345)		90,933,158

MUNICIPAL BONDS - 2.7%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$1,000,000	1,506,140
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	800,000	636,336
City of North Las Vegas NV 6.572% due 06/01/40	900,000	769,113
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	200,000	275,836
Los Angeles Unified School District CA ‘A1’ 4.500% due 01/01/28	400,000	429,044
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,619,234
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	100,000	109,971
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,862,128
State of California
7.500% due 04/01/34	100,000	142,450
7.600% due 11/01/40	1,400,000	2,118,046
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	780,000	669,427
University of Arizona ‘A’ 6.423% due 08/01/35	2,700,000	3,018,897
University of California 6.270% due 05/15/31	500,000	555,500

Total Municipal Bonds (Cost $13,829,414)		15,712,122

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 27.2%

Commercial Paper - 6.9%

Bank of Nova Scotia 1.271% due 02/10/15	$5,800,000	$5,393,802
Entergy Corp 0.930% due 09/03/14	5,300,000	5,295,665
Ford Motor Credit Co 0.680% due 03/02/15	1,400,000	1,393,548
Glencore Funding LLC 0.450% due 08/25/14	1,900,000	1,899,171
0.580% due 08/19/14	3,700,000	3,698,561
Mohawk Industries Inc 0.550% due 07/23/14	4,000,000	3,998,656
Nisource Finance Corp 0.610% due 07/23/14	3,500,000	3,498,695
0.610% due 07/28/14	2,600,000	2,598,811
Noble Corp 0.430% due 07/18/14	6,200,000	6,199,164
Vodafone Group 0.550% due 04/01/15	6,000,000	5,977,954
0.600% due 06/29/15	400,000	397,978

		40,352,005

U. S. Government Agency Issues - 10.4%

Fannie Mae 0.055% due 09/08/14	9,400,000	9,399,455
0.060% due 10/01/14	4,600,000	4,599,531
Federal Home Loan Bank 0.081% due 09/10/14	22,100,000	22,098,696
0.385% due 09/12/14	4,500,000	4,495,754
0.390% due 09/26/14	1,700,000	1,698,051
Freddie Mac 0.050% due 08/26/14	4,100,000	4,099,874
0.055% due 09/12/14	8,700,000	8,699,469
0.055% due 09/18/14	6,300,000	6,299,584

		61,390,414

Repurchase Agreements - 8.7%

Barclays PLC
0.100% due 07/02/2014 (Dated 06/30/14, repurchase price of $23,600,066; collateralized by a U.S. Treasury Inflation Protected Bond: 2.000% due 01/15/26 and value $24,147,530)	23,600,000	23,600,000
Barclays PLC
0.120% due 07/01/2014 (Dated 06/27/14, repurchase price of $27,800,093; collateralized by a U.S. Treasury Inflation Protected Bond: 2.000% due 01/15/26 and value $28,416,775)	27,800,000	27,800,000

		51,400,000

	Shares

Money Market Fund - 1.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,930,524	6,930,524

Total Short-Term Investments (Cost $159,921,130)		160,072,943

TOTAL INVESTMENTS - 125.0% (Cost $727,680,381)		735,237,534

OTHER ASSETS & LIABILITIES, NET - (25.0%)		(146,963,481)

NET ASSETS - 100.0%		$588,274,053

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $846,105 or 0.1% of the net assets were in default as of June 30, 2014.

(c)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euribor (06/16)	16	$2,049
Euribor (09/16)	16	2,340
Euribor (12/16)	16	2,991
Euribor (03/17)	16	2,306
Eurodollar (09/15)	454	204,815
Eurodollar (12/15)	1217	167,838
Eurodollar (03/16)	509	50,435
Eurodollar (06/16)	72	9,998
Eurodollar (09/16)	39	(6,268)
Eurodollar (12/16)	12	(3,761)
Eurodollar (03/17)	12	9,138
U.S. Treasury 5-Year Notes (09/14)	783	(97,483)
U.S. Treasury 10-Year Notes (09/14)	1319	303,367
U.S. Treasury 30-Year Bonds (09/14)	68	112,371

Total Futures Contracts		$760,136

(d)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2014 was $31,778 at a weighted average interest rate of 0.000%.

(e)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	740,748	USD	330,912	07/14	JPM	$4,133
BRL	696,570	USD	310,000	07/14	UBS	5,063
BRL	696,570	USD	308,149	08/14	UBS	3,741
EUR	437,000	USD	595,061	08/14	GSC	3,442
JPY	555,100,000	USD	5,465,815	07/14	JPM	13,677
MXN	28,098,530	USD	2,133,121	08/14	GSC	24,150
MXN	19,447,620	USD	1,491,210	09/14	GSC	(992)
MXN	11,607,210	USD	888,522	09/14	GSC	907
USD	640,014	BRL	1,437,318	07/14	UBS	(10,094)
USD	327,902	BRL	740,748	08/14	JPM	(3,768)
USD	1,896,611	CAD	2,065,000	09/14	CIT	(34,746)
USD	5,244,073	CAD	5,744,436	02/15	CIT	(109,005)
USD	90,517,954	EUR	66,282,000	08/14	BRC	(259,959)
USD	5,263,662	EUR	3,870,000	08/14	CIT	(36,578)
USD	412,963	EUR	305,000	08/14	DUB	(4,756)
USD	2,375,656	EUR	1,748,000	08/14	UBS	(18,354)
USD	5,508,867	GBP	3,282,000	09/14	BRC	(104,515)
USD	287,319	JPY	29,300,000	07/14	BRC	(1,912)
USD	5,162,494	JPY	525,800,000	07/14	JPM	(27,858)
USD	5,467,048	JPY	555,100,000	08/14	JPM	(14,009)

Total Forward Foreign Currency Contracts						($571,433)

(f)	Transactions in written options for the three-month period ended June 30, 2014 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31, 2014	113,600,000	$729,142
Call Options Written	12,000,000	57,188
Call Options Closed	(12,000,000)	(66,300)
Call Options Expired	(30,700,000)	(79,743)
Put Options Expired	(20,400,000)	(160,877)

Outstanding, June 30, 2014	62,500,000	$479,410

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(g)	Premiums received and value of written options outstanding as of June 30, 2014 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($790)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(388)

						$18,060	($1,178)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	JPM	$5,100,000	$13,133	($2,060)
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	MSC	8,000,000	19,200	(3,231)
Call - OTC 5-Year Interest Rate Swap	Receive	1.550%	07/28/14	RBS	2,900,000	8,772	(1,171)
Call - OTC 5-Year Interest Rate Swap	Receive	1.560%	09/02/14	JPM	6,100,000	10,980	(5,905)
Call - OTC 10-Year Interest Rate Swap	Receive	2.550%	09/02/14	MSC	1,500,000	6,150	(6,089)
Call - OTC 10-Year Interest Rate Swap	Receive	2.550%	09/02/14	RBS	1,500,000	6,037	(6,089)
Call - OTC 10-Year Interest Rate Swap	Receive	2.600%	09/02/14	RBS	9,000,000	45,000	(50,701)

						109,272	(75,246)

Put - OTC 5-Year Interest Rate Swap	Pay	2.400%	07/28/14	MSC	8,500,000	53,383	(12)
Put - OTC 5-Year Interest Rate Swap	Pay	1.860%	09/02/14	JPM	6,100,000	89,670	(23,042)
Put - OTC 10-Year Interest Rate Swap	Pay	3.030%	09/02/14	RBS	12,000,000	209,025	(13,867)

						352,078	(36,921)

						$461,350	($112,167)

Total Written Options						$479,410	($113,345)

(h)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
MetLife Inc	1.000%	12/20/14	CIT	0.075%	$1,800,000	$8,530	($43,994)	$52,524
Mexico Government	1.000%	03/20/15	BRC	0.115%	400,000	2,699	(9,000)	11,699
Mexico Government	1.000%	03/20/15	CIT	0.115%	400,000	2,699	(9,184)	11,883
Mexico Government	1.000%	03/20/15	DUB	0.115%	200,000	1,349	(4,592)	5,941
Brazilian Government	1.000%	06/20/15	DUB	0.319%	1,000,000	6,979	(10,975)	17,954
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	GSC	0.035%	1,100,000	10,765	10,164	601
Brazilian Government	1.000%	06/20/15	HSB	0.319%	1,000,000	6,979	(10,975)	17,954
Brazilian Government	1.000%	09/20/15	BRC	0.355%	1,000,000	8,257	(7,735)	15,992
Mexico Government	1.000%	09/20/15	BRC	0.147%	1,000,000	10,838	(7,735)	18,573
Brazilian Government	1.000%	09/20/15	HSB	0.355%	600,000	4,954	(5,961)	10,915
Brazilian Government	1.000%	09/20/15	UBS	0.355%	500,000	4,129	(4,731)	8,860
MetLife Inc	1.000%	12/20/15	CIT	0.149%	800,000	10,352	(29,083)	39,435
General Electric Capital Corp	1.000%	12/20/15	MSC	0.221%	500,000	5,932	(9,796)	15,728
Brazilian Government	1.000%	03/20/16	CIT	0.524%	2,200,000	18,763	(15,567)	34,330
Mexico Government	1.000%	03/20/16	CIT	0.200%	1,100,000	15,594	(8,978)	24,572
Mexico Government	1.000%	03/20/16	DUB	0.200%	700,000	9,923	(5,135)	15,058
General Electric Capital Corp	1.000%	06/20/16	BRC	0.241%	1,800,000	27,627	26,736	891
Berkshire Hathaway Finance Corp	1.000%	06/20/16	CIT	0.157%	900,000	15,342	(2,156)	17,498
Brazilian Government	1.000%	06/20/16	CIT	0.577%	700,000	6,065	(2,363)	8,428
Brazilian Government	1.000%	09/20/16	GSC	0.618%	200,000	1,759	(1,217)	2,976
Mexico Government	1.000%	09/20/16	JPM	0.230%	100,000	1,753	576	1,177
Indonesia Government	1.000%	09/20/16	UBS	0.653%	100,000	801	(1,578)	2,379
Indonesia Government	1.000%	06/20/17	DUB	0.871%	200,000	819	(5,884)	6,703
Italy Government	1.000%	06/20/17	GSC	0.669%	500,000	4,854	2,848	2,006
Russia Government	1.000%	06/20/17	HSB	1.282%	2,300,000	(18,241)	(49,783)	31,542
Indonesia Government	1.000%	06/20/17	UBS	0.871%	800,000	3,278	(24,192)	27,470
MetLife Inc	1.000%	03/20/19	BRC	0.499%	2,700,000	63,109	30,101	33,008
Prudential Financial Inc	1.000%	03/20/19	BRC	0.506%	3,100,000	71,463	49,794	21,669
JPMorgan Chase & Co	1.000%	03/20/19	DUB	0.514%	2,300,000	51,993	42,061	9,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Mexico Government	1.000%	03/20/19	DUB	0.592%	$20,700,000	$395,697	$110,638	$285,059
American International Group Inc	1.000%	03/20/19	GSC	0.488%	2,100,000	50,061	31,661	18,400
Colombia Government	1.000%	03/20/19	GSC	0.721%	1,800,000	23,611	(16,452)	40,063
Colombia Government	1.000%	03/20/19	HSB	0.721%	7,700,000	101,001	(63,012)	164,013
Mexico Government	1.000%	03/20/19	HSB	0.592%	2,200,000	42,055	10,686	31,369
General Electric Capital Corp	1.000%	03/20/19	JPM	0.418%	1,800,000	48,767	28,913	19,854
Mexico Government	1.000%	03/20/19	JPM	0.592%	2,000,000	38,232	10,202	28,030
AT&T Inc	1.000%	03/20/19	MSC	0.360%	2,800,000	83,649	43,594	40,055
Brazilian Government	1.000%	03/20/19	MSC	1.316%	2,200,000	(30,802)	(84,988)	54,186
Italy Government	1.000%	06/20/19	BRC	0.919%	300,000	1,243	(1,992)	3,235
Italy Government	1.000%	06/20/19	DUB	0.919%	500,000	2,072	(3,635)	5,707
Italy Government	1.000%	06/20/19	HSB	0.919%	500,000	2,072	(3,635)	5,707
Russia Government	1.000%	06/20/19	JPM	1.717%	2,100,000	(69,877)	(121,183)	51,306
Russia Government	1.000%	06/20/19	MSC	1.717%	600,000	(19,969)	(34,079)	14,110
Telstra Corp	1.000%	06/20/21	DUB	0.673%	1,400,000	30,311	19,630	10,681

						$1,057,487	($181,986)	$1,239,473

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 13 5Y	5.000%	06/20/15	BRC	$1,700,000	$37,894	$99,450	($61,556)
CDX EM 13 5Y	5.000%	06/20/15	DUB	900,000	20,061	117,500	(97,439)
CDX EM 13 5Y	5.000%	06/20/15	HSB	1,200,000	26,749	135,550	(108,801)
CDX EM 13 5Y	5.000%	06/20/15	MSC	900,000	20,061	101,250	(81,189)
CDX IG 9 10Y	0.548%	12/20/17	GSC	96,450	1,470	-	1,470

					106,235	453,750	(347,515)

			Exchange
CDX IG 22 5Y	1.000%	06/20/19	ICE	3,900,000	78,140	57,653	20,487
ITRAXX Europe 21 5Y	1.000%	06/20/19	ICE	EUR 5,050,000	129,297	67,491	61,806
CDX HY 22 5Y	5.000%	06/20/19	ICE	$14,256,000	1,255,848	1,002,375	253,473

					1,463,285	1,127,519	335,766

					$1,569,520	$1,581,269	($11,749)

					$2,627,007	$1,399,283	$1,227,724

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	BRC	Pay	5.600%	09/06/16	MXN 1,100,000	$3,210	$552	$2,658
28-Day MXN TIIE	HSB	Pay	5.600%	09/06/16	2,100,000	6,129	820	5,309
28-Day MXN TIIE	MSC	Pay	5.600%	09/06/16	1,400,000	4,064	280	3,784
28-Day MXN TIIE	GSC	Pay	8.170%	11/04/16	1,200,000	8,934	1,757	7,177
28-Day MXN TIIE	BRC	Pay	5.500%	09/13/17	13,000,000	39,037	(10,195)	49,232
28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	5,000,000	15,014	(1,920)	16,934
28-Day MXN TIIE	MSC	Pay	5.500%	09/13/17	3,000,000	9,009	(1,453)	10,462
28-Day MXN TIIE	DUB	Pay	5.700%	01/18/19	10,000,000	30,858	(4,167)	35,025
28-Day MXN TIIE	GSC	Pay	5.700%	01/18/19	3,000,000	9,023	(871)	9,894
28-Day MXN TIIE	JPM	Pay	5.700%	01/18/19	3,000,000	9,258	(1,022)	10,280
28-Day MXN TIIE	BRC	Pay	6.000%	09/02/22	27,000,000	31,033	(14,093)	45,126

						165,569	(30,312)	195,881

	Exchange
3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$21,000,000	181,671	170,109	11,562
3-Month USD-LIBOR	CME	Pay	1.500%	12/16/16	47,200,000	86,904	31,173	55,731
3-Month USD-LIBOR	CME	Pay	1.750%	06/15/17	32,300,000	(13,651)	867	(14,518)
3-Month USD-LIBOR	CME	Pay	3.000%	09/21/17	85,600,000	809,372	725,093	84,279
1-Day USD Federal Funds	CME	Pay	1.000%	10/15/17	35,300,000	(301,097)	(41,606)	(259,491)
3-Month USD-LIBOR	CME	Receive	2.750%	06/18/24	3,500,000	(39,948)	-	(39,948)
3-Month USD-LIBOR	CME	Pay	4.000%	06/19/24	3,900,000	54,690	64,242	(9,552)

						777,941	949,878	(171,937)

						$943,510	$919,566	$23,944

Total Swap Agreements						$3,570,517	$2,318,849	$1,251,668

(i)	As of June 30, 2014, an investment with a value of $6,197,840 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$141,151,351	$—	$135,379,889	$5,771,462
	Mortgage-Backed Securities	184,238,002	—	184,238,002	—
	Asset-Backed Securities	43,092,868	—	43,092,868	—
	U.S. Government Agency Issues	49,181,732	—	49,181,732	—
	U.S. Treasury Obligations	50,855,358	—	50,855,358	—
	Foreign Government Bonds & Notes	90,933,158	—	90,933,158	—
	Municipal Bonds	15,712,122	—	15,712,122	—
	Short-Term Investments	160,072,943	6,930,524	153,142,419	—
	Derivatives:
	Credit Contracts
	Swaps	2,765,896	—	2,765,896	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	55,113	—	55,113	—
	Interest Rate Contracts
	Futures	867,648	867,648	—	—
	Swaps	1,298,206	—	1,298,206	—

	Total Interest Rate Contracts	2,165,854	867,648	1,298,206	—

	Total Assets - Derivatives	4,986,863	867,648	4,119,215	—

	Total Assets	740,224,397	7,798,172	726,654,763	5,771,462

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(138,889)	—	(138,889)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(626,546)	—	(626,546)	—
	Interest Rate Contracts
	Futures	(107,512)	(107,512)	—	—
	Written Options	(113,345)	—	(112,167)	(1,178)
	Swaps	(354,696)	—	(354,696)	—

	Total Interest Rate Contracts	(575,553)	(107,512)	(466,863)	(1,178)

	Total Liabilities - Derivatives	(1,340,988)	(107,512)	(1,232,298)	(1,178)

	Total Liabilities	(1,340,988)	(107,512)	(1,232,298)	(1,178)

	Total	$738,883,409	$7,690,660	$725,422,465	$5,770,284

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.8%

Consumer Discretionary - 4.0%

AutoZone Inc 1.300% due 01/13/17	$345,000	$346,011
5.500% due 11/15/15	110,000	117,037
5.750% due 01/15/15	90,000	92,537
Brinker International Inc 2.600% due 05/15/18	180,000	180,142
Carnival Corp (Panama) 1.200% due 02/05/16	225,000	226,408
Cox Communications Inc 5.450% due 12/15/14	161,000	164,562
Delphi Corp 6.125% due 05/15/21	90,000	100,809
DIRECTV Holdings LLC 1.750% due 01/15/18	340,000	340,720
2.400% due 03/15/17	835,000	860,366
3.550% due 03/15/15	200,000	204,320
DISH DBS Corp 4.250% due 04/01/18	500,000	521,250
DR Horton Inc 4.750% due 05/15/17	325,000	346,125
General Motors Co 3.500% due 10/02/18 ~	450,000	461,250
GLP Capital LP 4.375% due 11/01/18 ~	525,000	543,375
NBCUniversal Enterprise Inc 0.911% due 04/15/18 ~ §	290,000	293,500
Newell Rubbermaid Inc 2.000% due 06/15/15	100,000	101,295
Omnicom Group Inc 5.900% due 04/15/16	670,000	727,670
Pinnacle Entertainment Inc 7.500% due 04/15/21	295,000	318,600
The Interpublic Group of Cos Inc 2.250% due 11/15/17	625,000	636,156
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	255,000	254,996
1.300% due 02/23/17	200,000	200,352
Time Warner Cable Inc 8.250% due 04/01/19	495,000	627,785
8.750% due 02/14/19	495,000	633,653
Univision Communications Inc 6.875% due 05/15/19 ~	545,000	583,150
Viacom Inc 2.500% due 09/01/18	105,000	107,412
Whirlpool Corp 1.350% due 03/01/17	145,000	145,168

		9,134,649

Consumer Staples - 2.1%

Avon Products Inc 2.375% due 03/15/16	195,000	197,647
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	710,000	716,141
Bunge Ltd Finance Corp
3.200% due 06/15/17	730,000	761,545
4.100% due 03/15/16	255,000	267,851
CVS Caremark Corp 1.200% due 12/05/16	245,000	246,621
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	755,000	760,032
Kraft Foods Group Inc 1.625% due 06/04/15	315,000	318,303
Reynolds American Inc 1.050% due 10/30/15	125,000	125,010

	Principal Amount	Value
SABMiller Holdings Inc 1.850% due 01/15/15 ~	$530,000	$533,787
The Kroger Co 1.200% due 10/17/16	180,000	180,677
Wm Wrigley Jr Co 1.400% due 10/21/16 ~	110,000	110,814
2.000% due 10/20/17 ~	525,000	533,037

		4,751,465

Energy - 11.2%

Anadarko Petroleum Corp 5.950% due 09/15/16	190,000	210,529
6.375% due 09/15/17	685,000	789,124
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	425,000	442,536
Cameron International Corp 1.150% due 12/15/16	85,000	85,054
1.400% due 06/15/17	290,000	291,239
Canadian Natural Resources Ltd (Canada) 1.450% due 11/14/14	540,000	542,290
5.700% due 05/15/17	455,000	509,889
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	377,812
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	208,000	208,539
CNOOC Nexen Finance ULC (Canada) 1.625% due 04/30/17	245,000	245,762
CONSOL Energy Inc 8.250% due 04/01/20	560,000	609,000
Continental Resources Inc 7.125% due 04/01/21	225,000	255,094
8.250% due 10/01/19	250,000	265,302
DCP Midstream LLC 5.375% due 10/15/15 ~	365,000	381,728
DCP Midstream Operating LP 2.500% due 12/01/17	625,000	643,346
2.700% due 04/01/19	20,000	20,278
3.250% due 10/01/15	210,000	215,831
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	165,000	166,405
Diamond Offshore Drilling Inc 5.150% due 09/01/14	284,000	286,231
Ecopetrol SA (Colombia) 4.250% due 09/18/18	100,000	107,583
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	492,581
Energy Transfer Partners LP 5.950% due 02/01/15	810,000	831,989
6.700% due 07/01/18	195,000	228,500
EnLink Midstream Partners LP 2.700% due 04/01/19	85,000	86,293
Ensco PLC (United Kingdom) 3.250% due 03/15/16	875,000	910,974
Enterprise Products Operating LLC 1.250% due 08/13/15	370,000	372,692
5.600% due 10/15/14	316,000	320,692
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	520,000	535,255
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	175,000	182,279
5.125% due 11/15/14	285,000	289,863
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	240,000	254,440
Marathon Oil Corp 0.900% due 11/01/15	740,000	742,805
Murphy Oil Corp 2.500% due 12/01/17	840,000	860,291
Nabors Industries Inc 2.350% due 09/15/16	150,000	153,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	$65,000	$66,531
3.050% due 03/01/16	415,000	428,070
3.450% due 08/01/15	110,000	113,162
ONEOK Partners LP
3.200% due 09/15/18	40,000	41,772
3.250% due 02/01/16	640,000	665,158
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	740,000	768,614
Petrobras Global Finance BV (Netherlands) 2.000% due 05/20/16	410,000	411,251
3.250% due 03/17/17	535,000	548,910
Petrohawk Energy Corp 7.250% due 08/15/18	690,000	722,775
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19 ~	80,000	82,960
Phillips 66 1.950% due 03/05/15	290,000	292,943
Pioneer Natural Resources Co 5.875% due 07/15/16	860,000	941,461
Plains All American Pipeline LP 3.950% due 09/15/15	1,095,000	1,137,629
Rowan Cos Inc 5.000% due 09/01/17	120,000	130,229
SESI LLC 6.375% due 05/01/19	435,000	466,538
7.125% due 12/15/21	580,000	656,850
Spectra Energy Partners LP 2.950% due 09/25/18	185,000	192,200
Talisman Energy Inc (Canada) 5.125% due 05/15/15	455,000	472,935
Targa Resources Partners LP 7.875% due 10/15/18	345,000	364,838
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	580,000	647,587
TransCanada PipeLines Ltd (Canada) 0.914% due 06/30/16 §	705,000	711,075
Transocean Inc (Cayman) 2.500% due 10/15/17	785,000	802,131
4.950% due 11/15/15	155,000	163,472
5.050% due 12/15/16	130,000	141,291
Williams Partners LP 3.800% due 02/15/15	890,000	907,220
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	705,000	714,786

		25,507,813

Financials - 19.4%

Aflac Inc 2.650% due 02/15/17	75,000	77,976
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	200,000	200,356
Ally Financial Inc 2.750% due 01/30/17	575,000	582,906
American Express Co 0.818% due 05/22/18 §	810,000	816,832
American Tower Corp REIT 4.625% due 04/01/15	1,095,000	1,128,013
ANZ International Ltd (New Zealand) 1.850% due 10/15/15 ~	625,000	634,576
AXIS Specialty Finance PLC (United Kingdom) 2.650% due 04/01/19	185,000	186,775
Bank of America Corp 1.250% due 01/11/16	365,000	367,854
1.500% due 10/09/15	1,225,000	1,236,607
6.400% due 08/28/17	205,000	234,301
Banque Federative du Credit Mutuel SA (France) 1.700% due 01/20/17 ~	575,000	580,054
2.500% due 10/29/18 ~	575,000	585,086

	Principal Amount	Value
BB&T Corp 1.091% due 06/15/18 §	$325,000	$330,915
5.200% due 12/23/15	445,000	473,290
Boston Properties LP REIT 5.000% due 06/01/15	470,000	488,843
BPCE SA (France) 2.500% due 12/10/18	570,000	578,315
Capital One Bank USA NA 1.150% due 11/21/16	250,000	251,103
Capital One Financial Corp 2.125% due 07/15/14	135,000	135,093
2.150% due 03/23/15	660,000	668,113
CIT Group Inc 4.750% due 02/15/15 ~	230,000	235,031
Citigroup Inc 1.025% due 04/01/16 §	820,000	825,560
1.250% due 01/15/16	720,000	724,568
1.300% due 11/15/16	170,000	170,303
Daimler Finance North America LLC 1.085% due 08/01/18 ~ §	445,000	450,094
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	785,000	826,421
Fidelity National Financial Inc 6.600% due 05/15/17	415,000	467,650
Fifth Third Bancorp 3.625% due 01/25/16	310,000	323,739
Fifth Third Bank 1.150% due 11/18/16	470,000	471,752
Ford Motor Credit Co LLC 1.700% due 05/09/16	295,000	298,871
2.750% due 05/15/15	640,000	652,406
3.000% due 06/12/17	610,000	636,735
General Electric Capital Corp 0.941% due 04/02/18 §	925,000	938,197
2.375% due 06/30/15	625,000	638,069
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	445,000	447,455
Hazine Mustesarligi Varlik Kiralama AS (Turkey) 4.557% due 10/10/18 ~	325,000	341,250
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	710,000	819,268
HSBC Bank PLC (United Kingdom) 0.864% due 05/15/18 ~ §	555,000	560,639
HSBC USA Inc 2.375% due 02/13/15	235,000	237,955
Hyundai Capital America 1.450% due 02/06/17 ~	790,000	793,371
1.625% due 10/02/15 ~	195,000	196,817
1.875% due 08/09/16 ~	230,000	233,485
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	200,000	210,537
4.375% due 07/27/16 ~	525,000	558,653
6.000% due 05/05/15 ~	100,000	104,274
Intercontinental Exchange Inc 2.500% due 10/15/18	195,000	199,646
JPMorgan Chase & Co 0.847% due 02/26/16 §	440,000	442,669
2.000% due 08/15/17	1,125,000	1,144,751
KeyBank NA 4.950% due 09/15/15	180,000	188,870
KeyCorp 3.750% due 08/13/15	325,000	336,279
Kilroy Realty LP REIT 5.000% due 11/03/15	405,000	427,876
Legg Mason Inc 2.700% due 07/15/19	80,000	80,663
Lloyds Bank PLC (United Kingdom) 2.300% due 11/27/18	325,000	330,277
Marsh & McLennan Cos Inc 2.550% due 10/15/18	235,000	240,394

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Metropolitan Life Global Funding I 1.300% due 04/10/17 ~	$785,000	$787,229
1.500% due 01/10/18 ~	365,000	362,663
Morgan Stanley 1.079% due 01/24/19 §	1,625,000	1,637,688
1.509% due 04/25/18 §	645,000	658,399
National Bank of Canada (Canada) 1.450% due 11/07/17	965,000	963,679
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	599,699
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	605,000	613,033
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	1,160,000	1,163,249
PNC Bank NA 1.150% due 11/01/16	400,000	402,255
Principal Financial Group Inc 1.850% due 11/15/17	115,000	115,654
Principal Life Global Funding II 0.597% due 05/27/16 ~ §	1,175,000	1,180,963
1.125% due 09/18/15 ~	560,000	563,518
Prudential Financial Inc 5.100% due 09/20/14	705,000	712,229
Regions Bank 7.500% due 05/15/18	665,000	791,409
Regions Financial Corp 5.750% due 06/15/15	200,000	209,083
7.750% due 11/10/14	205,000	210,144
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	415,000	423,665
Simon Property Group LP REIT 4.200% due 02/01/15	515,000	521,236
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	280,000	280,447
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	720,000	719,545
SunTrust Banks Inc 2.350% due 11/01/18	260,000	263,559
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	1,065,000	1,064,349
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	695,000	702,890
The Goldman Sachs Group Inc 1.600% due 11/23/15	554,000	559,911
6.150% due 04/01/18	235,000	269,427
6.250% due 09/01/17	855,000	975,009
Union Bank NA 2.125% due 06/16/17	435,000	444,920
Ventas Realty LP REIT 1.250% due 04/17/17	125,000	125,084
1.550% due 09/26/16	200,000	202,129
2.000% due 02/15/18	170,000	171,521
3.125% due 11/30/15	650,000	671,105
WEA Finance LLC 5.750% due 09/02/15 ~	530,000	573,143
XLIT Ltd (Cayman) 2.300% due 12/15/18	280,000	278,729

		44,329,096

Health Care - 4.4%

AbbVie Inc 1.200% due 11/06/15	670,000	674,713
Actavis Inc 1.875% due 10/01/17	605,000	610,772
Aetna Inc 1.500% due 11/15/17	745,000	748,291
Agilent Technologies Inc 6.500% due 11/01/17	565,000	646,400

	Principal Amount	Value
Catholic Health Initiatives 1.600% due 11/01/17	$65,000	$64,010
2.600% due 08/01/18	305,000	306,906
Celgene Corp 1.900% due 08/15/17	115,000	116,747
Express Scripts Holding Co 1.250% due 06/02/17	360,000	359,671
2.750% due 11/21/14	490,000	494,637
3.125% due 05/15/16	475,000	495,057
Gilead Sciences Inc 2.400% due 12/01/14	570,000	574,681
Hologic Inc 6.250% due 08/01/20	425,000	450,500
Humana Inc 6.450% due 06/01/16	250,000	275,468
Life Technologies Corp 3.500% due 01/15/16	235,000	244,195
4.400% due 03/01/15	425,000	435,673
McKesson Corp 0.950% due 12/04/15	185,000	185,802
1.292% due 03/10/17	370,000	370,974
Perrigo Co PLC (Ireland) 1.300% due 11/08/16 ~	210,000	209,789
Thermo Fisher Scientific Inc 1.300% due 02/01/17	505,000	505,995
UnitedHealth Group Inc 0.850% due 10/15/15	200,000	200,880
1.875% due 11/15/16	155,000	158,743
Warner Chilcott Co LLC 7.750% due 09/15/18	1,090,000	1,148,631
WellPoint Inc 1.250% due 09/10/15	300,000	302,365
5.250% due 01/15/16	470,000	502,365

		10,083,265

Industrials - 3.5%

CNH Industrial Capital LLC 3.875% due 11/01/15	770,000	789,250
Eaton Corp 1.500% due 11/02/17	265,000	265,497
ERAC USA Finance LLC 1.400% due 04/15/16 ~	330,000	332,661
2.750% due 03/15/17 ~	175,000	180,568
2.800% due 11/01/18 ~	50,000	51,687
5.600% due 05/01/15 ~	135,000	140,466
6.375% due 10/15/17 ~	190,000	218,657
GATX Corp 1.250% due 03/04/17	445,000	443,697
2.375% due 07/30/18	110,000	111,055
3.500% due 07/15/16	360,000	377,323
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/15 ~	610,000	620,088
International Lease Finance Corp 2.181% due 06/15/16 §	405,000	409,050
JB Hunt Transport Services Inc 2.400% due 03/15/19	105,000	105,566
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20	250,000	239,771
Norfolk Southern Corp 5.750% due 01/15/16	930,000	999,345
Penske Truck Leasing Co LP 2.500% due 07/11/14 ~	95,000	95,043
2.500% due 03/15/16 ~	430,000	442,163
2.500% due 06/15/19 ~	270,000	270,766
2.875% due 07/17/18 ~	150,000	153,672
3.125% due 05/11/15 ~	140,000	143,071
Roper Industries Inc 1.850% due 11/15/17	105,000	105,942
2.050% due 10/01/18	270,000	270,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Southwest Airlines Co 5.250% due 10/01/14	$315,000	$318,346
5.750% due 12/15/16	175,000	193,410
USG Corp 8.375% due 10/15/18 ~	435,000	459,795
Waste Management Inc 6.375% due 03/11/15	260,000	270,464

		8,008,029

Information Technology - 1.6%

Arrow Electronics Inc 3.375% due 11/01/15	270,000	278,713
Baidu Inc (Cayman) 2.750% due 06/09/19	210,000	211,028
Broadcom Corp 2.375% due 11/01/15	200,000	204,742
Fidelity National Information Services Inc 1.450% due 06/05/17	165,000	164,896
Fiserv Inc 3.125% due 06/15/16	740,000	769,039
Hewlett-Packard Co 1.781% due 09/19/14 §	175,000	175,544
2.350% due 03/15/15	220,000	222,900
2.625% due 12/09/14	300,000	303,011
Juniper Networks Inc 3.100% due 03/15/16	75,000	77,069
Oracle Corp 0.806% due 01/15/19 §	860,000	867,888
Tencent Holdings Ltd (Cayman) 2.000% due 05/02/17 ~	315,000	317,602
Xerox Corp 2.950% due 03/15/17	70,000	73,107

		3,665,539

Materials - 1.4%

Anglo American Capital PLC (United Kingdom) 1.176% due 04/15/16 § ~	240,000	240,868
Ashland Inc 3.000% due 03/15/16	525,000	538,125
Eastman Chemical Co 2.400% due 06/01/17	230,000	236,924
Goldcorp Inc (Canada) 2.125% due 03/15/18	230,000	230,871
International Paper Co 5.300% due 04/01/15	295,000	305,600
Martin Marietta Materials Inc 1.331% due 06/30/17 § ~	305,000	305,045
Rock-Tenn Co 3.500% due 03/01/20	495,000	509,928
The Dow Chemical Co 2.500% due 02/15/16	725,000	745,400

		3,112,761

Telecommunication Services - 2.2%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	275,000	283,107
3.625% due 03/30/15	200,000	204,550
CC Holdings GS V LLC 2.381% due 12/15/17	1,050,000	1,069,962
GTP Acquisition Partners I LLC 2.364% due 05/15/43 ~	300,000	295,683
4.347% due 06/15/41 ~	190,000	196,749
SBA Tower Trust 2.240% due 04/15/43 ~	300,000	298,199
2.933% due 12/15/42 ~	920,000	939,109
3.598% due 04/15/43 ~	250,000	252,108
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	465,000	497,550
Verizon Communications Inc 1.350% due 06/09/17	385,000	385,088
2.500% due 09/15/16	625,000	644,506

		5,066,611

	Principal Amount	Value
Utilities - 2.0%

CMS Energy Corp 4.250% due 09/30/15	$370,000	$385,520
Commonwealth Edison Co 1.950% due 09/01/16	120,000	123,233
Dominion Resources Inc 1.400% due 09/15/17	645,000	644,254
1.950% due 08/15/16	165,000	168,774
Duke Energy Corp 1.625% due 08/15/17	220,000	222,062
2.150% due 11/15/16	460,000	473,411
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	145,000	146,165
Georgia Power Co 0.551% due 03/15/16 §	220,000	219,927
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	275,000	276,677
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	282,170
Mississippi Power Co 2.350% due 10/15/16	120,000	123,642
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	72,102
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	185,000	186,156
NiSource Finance Corp 5.400% due 07/15/14	525,000	525,949
PPL Capital Funding Inc 1.900% due 06/01/18	145,000	145,010
PSEG Power LLC 2.750% due 09/15/16	130,000	135,020
Suburban Propane Partners LP 7.500% due 10/01/18	275,000	288,316
The Southern Co 1.950% due 09/01/16	145,000	148,464

		4,566,852

Total Corporate Bonds & Notes (Cost $116,853,595)		118,226,080

MORTGAGE-BACKED SECURITIES - 19.5%

Collateralized Mortgage Obligations - Commercial - 5.4%

Banc of America Commercial Mortgage Trust 5.634% due 07/10/46 "	903,520	970,611
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	435,000	447,115
Bear Stearns Commercial Mortgage Securities Trust 4.674% due 06/11/41 "	136,484	139,993
4.978% due 07/11/42 " §	289,308	290,042
5.116% due 02/11/41 " §	260,000	264,199
5.201% due 12/11/38 "	195,000	211,918
5.540% due 09/11/41 "	168,752	181,499
Citigroup Commercial Mortgage Trust 1.102% due 11/10/46 "	326,435	326,501
1.199% due 03/10/47 "	236,276	236,176
1.242% due 05/10/47 "	242,250	242,680
Commercial Mortgage Trust 1.002% due 02/13/32 " § ~	180,000	180,428
1.156% due 12/10/44 "	46,803	47,076
1.218% due 02/10/47 "	778,155	777,765
1.259% due 04/10/47 "	395,585	395,157
1.275% due 05/10/47 "	197,874	197,749
1.298% due 03/10/47 "	305,168	304,829
1.442% due 07/15/47 "	235,000	235,624
5.167% due 06/10/44 " §	70,000	72,993
6.015% due 07/10/38 " §	140,813	151,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Credit Suisse Mortgage Trust 1.050% due 04/15/27 " § ~	$100,000	$100,148
DBUBS Mortgage Trust 2.238% due 08/10/44 "	74,803	75,715
GS Mortgage Securities Trust 1.206% due 07/10/46 "	235,583	236,220
1.290% due 06/10/47 "	205,000	204,897
1.343% due 04/10/47 "	405,069	406,067
5.553% due 04/10/38 " §	320,000	338,259
JP Morgan Chase Commercial Mortgage Securities Trust 1.031% due 05/15/45 "	38,634	38,786
1.268% due 07/15/47 "	200,000	200,093
4.996% due 08/15/42 " §	400,000	417,700
5.789% due 06/12/41 " §	16,237	16,234
JPMBB Commercial Mortgage Securities Trust
1.266% due 04/15/47 "	232,774	233,006
LB-UBS Commercial Mortgage Trust 4.954% due 09/15/30 "	51,554	53,167
6.029% due 06/15/38 " §	887,305	958,442
Merrill Lynch Countrywide Commercial Mortgage Trust 6.066% due 06/12/46 " §	642,959	692,279
Morgan Stanley Bank of America Merrill Lynch Trust 1.250% due 02/15/47 "	206,263	206,302
1.294% due 06/15/47 "	150,000	149,930
1.308% due 08/15/46 "	482,462	484,428
1.313% due 10/15/46 "	466,054	467,774
1.313% due 04/15/47 "	82,793	82,939
Morgan Stanley Capital I Trust 5.270% due 06/13/41 " §	39,933	39,917
5.731% due 07/12/44 " §	300,974	323,804
WFRBS Commercial Mortgage Trust 1.193% due 03/15/47 "	322,270	322,266
1.283% due 05/15/47 "	384,921	385,514
1.406% due 09/15/46 "	186,841	188,498
1.607% due 06/15/44 " ~	81,937	82,337

		12,378,709

Collateralized Mortgage Obligations - Residential - 4.3%

Alternative Loan Trust 2.555% due 12/25/34 " §	181,660	176,257
Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.552% due 04/25/35 " §	217,684	196,685
DSLA Mortgage Loan Trust 0.995% due 09/19/44 " §	601,544	580,567
Fannie Mae 0.602% due 07/25/42 " §	726,510	728,987
5.000% due 08/25/19 "	210,251	220,898
Fosse Master Issuer PLC (United Kingdom) 1.626% due 10/18/54 " § ~	190,364	192,742
Freddie Mac 0.602% due 05/15/36 " §	50,883	51,085
0.602% due 09/15/42 " §	980,662	975,956
0.652% due 08/15/41 " §	274,363	274,966
0.652% due 07/15/42 " §	911,562	910,520
1.369% due 05/25/19 "	768,396	773,642
1.426% due 08/25/17 "	640,000	645,763
Government National Mortgage Association 0.602% due 07/16/42 " §	2,130,078	2,140,021
HarborView Mortgage Loan Trust 0.375% due 05/19/35 " §	137,638	122,376
Holmes Master Issuer PLC (United Kingdom) 1.877% due 10/15/54 " § ~	558,529	563,655
JP Morgan Alternative Loan Trust 0.342% due 06/25/37 " §	98,491	94,108
Lanark Master Issuer PLC (United Kingdom) 0.728% due 12/22/54 " § ~	315,000	314,764
Silverstone Master Issuer PLC (United Kingdom) 1.778% due 01/21/55 " § ~	525,000	530,522
Structured Adjustable Rate Mortgage Loan Trust 2.491% due 11/25/34 " §	228,684	232,418

		9,725,932

	Principal Amount	Value
Fannie Mae - 8.0%

1.935% due 01/01/35 " §	$964,509	$1,017,196
2.352% due 09/01/34 " §	612,405	655,464
2.485% due 11/01/34 " §	449,001	481,039
2.586% due 09/01/35 " §	828,002	897,565
3.000% due 01/01/27 "	1,295,659	1,347,109
3.500% due 12/01/25 "	214,575	227,636
3.500% due 01/01/26 "	366,449	388,753
3.500% due 01/01/26 "	29,788	31,601
3.500% due 01/01/26 "	217,900	231,162
3.500% due 03/01/26 "	455,496	483,220
3.500% due 11/01/26 "	385,769	409,248
3.500% due 12/01/26 "	180,728	191,728
3.500% due 01/01/27 "	433,590	459,981
4.000% due 07/01/25 "	178,545	191,227
4.000% due 04/01/26 "	1,564,827	1,676,058
4.000% due 09/01/26 "	371,429	397,826
4.000% due 03/01/41 "	1,026,297	1,090,137
4.000% due 10/01/41 "	516,633	548,769
4.500% due 04/01/26 "	174,577	186,943
4.500% due 07/01/26 "	955,002	1,023,827
4.500% due 01/01/35 "	950,000	1,028,505
5.000% due 07/01/19 "	178,352	189,203
5.000% due 01/01/20 "	1,744	1,852
5.000% due 02/01/24 "	917,557	992,382
5.000% due 09/01/25 "	283,898	309,500
5.000% due 06/01/33 "	217,475	242,675
5.000% due 06/01/40 "	74,596	82,949
5.000% due 07/01/41 "	218,434	242,984
5.500% due 01/01/35 "	1,116,737	1,254,743
5.500% due 10/01/35 "	236,938	265,902
5.500% due 01/01/36 "	373,643	419,079
5.500% due 08/01/37 "	47,375	53,137
5.500% due 08/01/37 "	349,752	392,312
5.500% due 09/01/38 "	355,803	397,847
5.500% due 12/01/39 "	121,601	135,969
6.000% due 11/01/35 "	266,587	301,297
6.000% due 09/01/39 "	45,906	51,663

		18,298,488

Freddie Mac - 0.8%

4.500% due 11/01/23 "	1,211,253	1,305,426
5.000% due 11/01/16 "	1,043	1,109
5.000% due 10/01/17 "	8,767	9,317
5.000% due 10/01/17 "	885	940
5.000% due 11/01/17 "	22,342	23,742
5.000% due 11/01/17 "	1,270	1,349
5.000% due 11/01/17 "	1,742	1,852
5.000% due 11/01/17 "	1,336	1,420
5.000% due 11/01/17 "	1,460	1,551
5.000% due 11/01/17 "	1,390	1,477
5.000% due 11/01/17 "	1,204	1,280
5.000% due 11/01/17 "	3,135	3,332
5.000% due 12/01/17 "	1,657	1,760
5.000% due 12/01/17 "	1,803	1,916
5.000% due 12/01/17 "	2,127	2,261
5.000% due 12/01/17 "	1,689	1,795
5.000% due 12/01/17 "	1,184	1,259
5.000% due 12/01/17 "	1,846	1,962
5.000% due 12/01/17 "	1,004	1,067
5.000% due 04/01/18 "	968	1,029
5.500% due 01/01/20 "	14,553	15,584
5.500% due 12/01/39 "	416,046	464,172

		1,845,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 1.0%

3.000% due 06/20/27 "	$281,186	$294,172
3.000% due 08/20/27 "	120,492	126,058
3.000% due 09/20/27 "	672,569	703,630
3.500% due 03/20/26 "	202,154	215,342
3.500% due 03/20/43 "	542,597	565,822
6.000% due 07/15/36 "	267,395	309,209

		2,214,233

Total Mortgage-Backed Securities (Cost $44,491,263)		44,462,962

ASSET-BACKED SECURITIES - 16.2%

Ally Auto Receivables Trust 0.750% due 02/21/17 "	380,000	380,124
0.930% due 02/16/16 "	47,207	47,281
3.150% due 10/15/18 " ~	135,000	138,504
Ally Master Owner Trust 0.952% due 02/15/17 " §	725,000	727,801
1.000% due 02/15/18 "	230,000	230,779
1.210% due 06/15/17 "	1,060,000	1,067,123
American Express Credit Account Master Trust 0.322% due 04/17/17 " §	315,000	315,073
0.990% due 03/15/18 "	440,000	441,478
1.070% due 05/15/18 " ~	100,000	100,594
1.260% due 01/15/20 "	420,000	420,116
1.290% due 03/15/18 " ~	500,000	503,050
AmeriCredit Automobile Receivables Trust 0.620% due 06/08/17 "	195,000	195,089
0.960% due 04/09/18 "	90,000	90,374
1.050% due 10/11/16 "	153,187	153,404
1.170% due 05/09/16 "	14,526	14,529
1.190% due 05/08/18 "	190,000	190,589
1.600% due 07/08/19 "	300,000	300,126
1.730% due 02/08/17 "	200,000	201,226
2.330% due 03/08/16 "	5,028	5,030
ARI Fleet Lease Trust 0.810% due 11/15/22 " ~	470,000	470,558
Bank of America Auto Trust 0.780% due 06/15/16 "	227,362	227,750
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	440,000	440,407
Capital Auto Receivables Asset Trust 0.790% due 06/20/17 "	520,000	521,192
1.240% due 10/20/17 "	530,000	534,249
1.260% due 05/21/18 "	640,000	641,302
1.320% due 06/20/18 "	310,000	312,091
2.220% due 01/22/19 "	90,000	91,164
CarMax Auto Owner Trust 0.520% due 07/17/17 "	395,619	396,003
0.640% due 01/16/18 "	1,035,000	1,036,325
1.690% due 08/15/19 "	45,000	44,999
1.930% due 11/15/19 "	65,000	65,094
CCG Receivables Trust 1.060% due 11/15/21 " ~	265,000	265,294
CIT Equipment Collateral 1.100% due 08/22/16 " ~	45,894	45,954
Citibank Credit Card Issuance Trust 1.020% due 02/22/19 "	690,000	689,975
Citigroup Mortgage Loan Trust Inc 0.312% due 06/25/37 " §	260,304	246,212
CNH Equipment Trust 0.570% due 12/15/17 "	783,883	784,653
0.690% due 06/15/18 "	755,000	756,549
0.910% due 08/15/16 "	61,206	61,260
0.940% due 05/15/17 "	49,542	49,655
CNH Wholesale Master Note Trust 0.752% due 08/15/19 " § ~	270,000	270,894

	Principal Amount	Value
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	$286,519	$288,401
Enterprise Fleet Financing LLC 0.680% due 09/20/18 " ~	366,849	366,924
0.870% due 09/20/19 " ~	250,000	250,068
1.060% due 03/20/19 " ~	242,748	243,827
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	105,000	105,007
Ford Credit Auto Lease Trust 1.100% due 12/15/15 " ~	100,000	100,392
1.230% due 11/15/16 "	285,000	284,543
1.500% due 03/15/17 " ~	125,000	125,700
1.510% due 08/15/17 "	195,000	195,847
Ford Credit Auto Owner Trust 4.050% due 10/15/16 "	100,000	100,435
Ford Credit Floorplan Master Owner Trust 0.740% due 09/15/16 "	555,000	555,493
0.790% due 06/15/17 "	540,000	541,713
4.200% due 02/15/17 " ~	365,000	373,626
4.990% due 02/15/17 " ~	260,000	267,122
GE Capital Credit Card Master Note Trust 1.030% due 01/15/18 "	535,000	536,635
5.750% due 03/15/18 " ~	235,000	242,688
GE Dealer Floorplan Master Note Trust 0.553% due 04/20/18 " §	515,000	516,688
0.593% due 10/20/17 " §	630,000	631,586
0.753% due 07/20/16 " §	270,000	270,062
GE Equipment Midticket LLC 0.780% due 09/22/20 "	410,000	410,156
GE Equipment Small Ticket LLC 0.950% due 09/25/17 " ~	670,000	672,594
1.040% due 09/21/15 " ~	85,279	85,436
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	400,000	400,726
GSAA Home Equity Trust 0.210% due 07/25/37 " §	530,546	471,901
0.432% due 10/25/35 " §	101,960	96,031
0.522% due 10/25/35 " §	585,000	562,316
GSAA Trust 0.582% due 06/25/35 " §	367,954	354,140
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	320,000	320,341
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	718,921	719,720
0.770% due 01/15/16 "	329,707	330,286
HSI Asset Securitization Corp Trust 0.322% due 05/25/37 " §	221,903	207,736
Huntington Auto Trust 0.810% due 09/15/16 "	227,587	228,037
1.010% due 01/15/16 " ~	36,135	36,176
Hyundai Auto Lease Securitization Trust 1.260% due 09/17/18 " ~	145,000	145,354
Hyundai Auto Receivables Trust 0.720% due 03/15/16 "	40,325	40,352
0.730% due 06/15/18 "	565,000	565,725
0.750% due 09/17/18 "	215,000	214,695
0.810% due 03/15/18 "	840,000	843,140
3.510% due 11/15/17 "	290,000	300,327
Kubota Credit Owner Trust 0.580% due 02/15/17 " ~	355,000	355,078
Mercedes-Benz Auto Lease Trust 0.620% due 07/15/16 "	520,000	520,797
0.720% due 12/17/18 "	240,000	240,435
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	383,106	383,406
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	805,000	804,912
Motor PLC (United Kingdom) 0.632% due 08/25/21 " § ~	396,021	396,657
0.652% due 02/25/21 " § ~	296,250	296,518
1.286% due 02/25/20 " ~	133,417	133,567

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
MVW Owner Trust 2.150% due 04/22/30 " ~	$92,193	$93,061
Navistar Financial Dealer Note Master Trust 0.822% due 01/25/18 " § ~	535,000	535,140
0.832% due 09/25/18 " § ~	355,000	356,126
Nissan Auto Receivables Owner Trust 0.460% due 10/17/16 "	473,332	473,565
0.730% due 05/16/16 "	267,535	267,941
Sierra Timeshare Receivables Funding LLC 1.590% due 11/20/29 " ~	117,729	118,275
2.070% due 03/20/30 " ~	404,623	405,563
2.200% due 10/20/30 " ~	226,153	227,509
SMART Trust (Australia) 0.840% due 09/14/16 "	245,000	245,464
0.950% due 02/14/18 "	550,000	551,378
0.970% due 03/14/17 "	275,000	275,880
1.180% due 02/14/19 "	580,000	578,550
1.590% due 10/14/16 " ~	553,401	555,982
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	402,334	402,999
Volkswagen Auto Lease Trust 0.800% due 04/20/17 "	150,000	150,314
Volkswagen Auto Loan Enhanced Trust 0.850% due 08/22/16 "	119,675	119,952
Volvo Financial Equipment LLC 0.820% due 04/16/18 " ~	255,000	255,301
Wells Fargo Home Equity Trust 0.302% due 01/25/37 " §	265,043	244,080
Wheels SPV LLC 0.840% due 03/20/23 " ~	295,000	295,041
1.190% due 03/20/21 " ~	67,191	67,366
World Omni Auto Receivables Trust 0.640% due 02/15/17 "	638,553	639,578
World Omni Master Owner Trust 0.502% due 02/15/18 " § ~	655,000	655,997

Total Asset-Backed Securities (Cost $37,017,896)		37,122,248

U.S. GOVERNMENT AGENCY ISSUES - 2.7%

Fannie Mae 0.375% due 07/05/16	605,000	602,393
0.625% due 08/26/16	2,305,000	2,306,934
Federal Home Loan Bank 0.625% due 12/28/16	440,000	439,829
Freddie Mac 0.875% due 10/14/16	2,770,000	2,786,376

Total U.S. Government Agency Issues (Cost $6,116,544)		6,135,532

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.2%

U.S. Treasury Inflation Protected Securities - 3.4%

0.500% due 04/15/15 ^	$1,476,671	$1,498,648
2.000% due 07/15/14 ^	6,274,596	6,289,303

		7,787,951

U.S. Treasury Notes - 2.8%

0.625% due 11/15/16	1,020,000	1,020,239
0.750% due 01/15/17	5,260,000	5,268,632

		6,288,871

Total U.S. Treasury Obligations (Cost $14,124,876)		14,076,822

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Iceland Government International (Iceland) 4.875% due 06/16/16 ~	985,000	1,036,635
Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 36,160,000	2,873,197

Total Foreign Government Bonds & Notes (Cost $3,834,384)		3,909,832

MUNICIPAL BONDS - 0.3%

State Board of Administration Finance Corp ‘A’ FL 1.298% due 07/01/16	$575,000	581,181
University of California 0.651% due 07/01/41 §	195,000	195,008

Total Municipal Bonds (Cost $770,000)		776,189

	Shares
SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,216,960	5,216,960

Total Short-Term Investment (Cost $5,216,960)		5,216,960

TOTAL INVESTMENTS - 100.7% (Cost $228,425,518)		229,926,625

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(1,489,058)

NET ASSETS - 100.0%		$228,437,567

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	1,279,305	MXN	16,720,000	08/14	RBS	($4,949)

Total Forward Foreign Currency Contracts

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$118,226,080	$—	$118,226,080	$—
	Mortgage-Backed Securities	44,462,962	—	44,462,962	—
	Asset-Backed Securities	37,122,248	—	37,122,248	—
	U.S. Government Agency Issues	6,135,532	—	6,135,532	—
	U.S. Treasury Obligations	14,076,822	—	14,076,822	—
	Foreign Government Bonds & Notes	3,909,832	—	3,909,832	—
	Municipal Bonds	776,189	—	776,189	—
	Short-Term Investment	5,216,960	5,216,960	—	—

	Total Assets	229,926,625	5,216,960	224,709,665	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,949)	—	(4,949)	—

	Total Liabilities	(4,949)	—	(4,949)	—

	Total	$229,921,676	$5,216,960	$224,704,716	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 79.3%

Consumer Discretionary - 10.0%

Chrysler Group LLC 8.250% due 06/15/21	$500,000	$567,500
DIRECTV Holdings LLC 3.125% due 02/15/16	1,000,000	1,036,945
3.500% due 03/01/16	500,000	521,926
DISH DBS Corp 4.250% due 04/01/18	250,000	260,625
4.625% due 07/15/17	200,000	212,750
General Motors Co 3.500% due 10/02/18 ~	1,000,000	1,025,000
GLP Capital LP 4.375% due 11/01/18 ~	750,000	776,250
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	1,000,000	1,047,519
Lennar Corp 4.125% due 12/01/18	750,000	769,687
4.500% due 06/15/19	500,000	513,125
NBCUniversal Enterprise Inc 0.919% due 04/15/18 § ~	1,500,000	1,518,103
Toll Brothers Finance Corp 4.000% due 12/31/18	850,000	877,625
Viacom Inc 2.500% due 12/15/16	750,000	773,455
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	1,016,368

		10,916,878

Consumer Staples - 1.2%

Smithfield Foods Inc 5.250% due 08/01/18 ~	250,000	261,875
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	1,000,000	1,016,592

		1,278,467

Energy - 8.9%

Cameron International Corp 1.400% due 06/15/17	1,000,000	1,004,274
Chesapeake Energy Corp 3.484% due 04/15/19 §	500,000	505,937
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	500,000	504,259
Enable Midstream Partners LP 2.400% due 05/15/19 ~	1,000,000	1,001,918
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	500,000	501,005
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	1,000,000	1,013,035
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	500,000	521,476
Nabors Industries Inc 2.350% due 09/15/16	750,000	765,997
Petrobras Global Finance BV (Netherlands) 3.000% due 01/15/19	1,000,000	984,150
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19 ~	1,000,000	1,037,000
Pioneer Natural Resources Co 5.875% due 07/15/16	350,000	383,153
Spectra Energy Partners LP 2.950% due 09/25/18	500,000	519,459
Transocean Inc (Cayman) 2.500% due 10/15/17	500,000	510,912
Whiting Petroleum Corp 5.000% due 03/15/19	500,000	528,750

		9,781,325

	Principal Amount	Value
Financials - 30.9%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	$350,000	$353,063
American International Group Inc 2.375% due 08/24/15	1,000,000	1,018,209
American Tower Corp REIT 3.400% due 02/15/19	1,000,000	1,047,126
ARC Properties Operating Partnership LP REIT 2.000% due 02/06/17 ~	1,250,000	1,253,626
Bank of America Corp 1.105% due 04/01/19 §	1,000,000	1,007,648
Bank of America NA 5.300% due 03/15/17	1,000,000	1,100,384
Berkshire Hathaway Finance Corp 2.000% due 08/15/18	1,000,000	1,018,369
Berkshire Hathaway Inc 1.550% due 02/09/18	500,000	501,695
BioMed Realty LP REIT 2.625% due 05/01/19	500,000	503,491
Capital One Bank USA NA 2.250% due 02/13/19	1,000,000	1,007,303
Citigroup Inc 0.770% due 03/10/17 §	1,500,000	1,501,810
Export-Import Bank of Korea (South Korea) 0.984% due 01/14/17 §	500,000	503,698
1.250% due 11/20/15	500,000	503,123
Fifth Third Bank 1.150% due 11/18/16	500,000	501,864
Ford Motor Credit Co LLC 1.060% due 03/12/19 §	2,000,000	2,013,324
General Electric Capital Corp 0.941% due 04/02/18 §	1,000,000	1,014,267
Hyundai Capital America 1.450% due 02/06/17 ~	500,000	502,133
Hyundai Capital Services Inc (South Korea) 1.031% due 03/18/17 § ~	1,000,000	1,003,599
Jackson National Life Global Funding 2.300% due 04/16/19 ~	1,000,000	1,001,875
JPMorgan Chase & Co 1.625% due 05/15/18	1,500,000	1,495,350
Legg Mason Inc 2.700% due 07/15/19	400,000	403,317
Macquarie Bank Ltd (Australia) 1.650% due 03/24/17 ~	500,000	503,168
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	750,000	745,199
Morgan Stanley 2.125% due 04/25/18	1,500,000	1,517,680
Nissan Motor Acceptance Corp 0.777% due 03/03/17 § ~	1,000,000	1,003,576
Ocwen Financial Corp 6.625% due 05/15/19 ~	350,000	362,250
PNC Bank NA 1.300% due 10/03/16	1,000,000	1,009,948
2.250% due 07/02/19	1,000,000	1,007,282
Royal Bank of Canada (Canada) 1.200% due 01/23/17	1,000,000	1,006,500
Senior Housing Properties Trust REIT 3.250% due 05/01/19	500,000	506,854
The Bank of New York Mellon Corp 2.100% due 01/15/19	1,000,000	1,006,885
The Goldman Sachs Group Inc 1.324% due 11/15/18 §	1,500,000	1,522,098
The Huntington National Bank 1.300% due 11/20/16	1,000,000	1,004,845
1.350% due 08/02/16	500,000	503,721
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	500,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Union Bank NA 1.500% due 09/26/16	$1,000,000	$1,014,321
2.250% due 05/06/19	250,000	251,261
Voya Financial Inc 2.900% due 02/15/18	1,000,000	1,037,013

		33,758,635

Health Care - 2.4%

CareFusion Corp 1.450% due 05/15/17	750,000	749,852
Mylan Inc 1.800% due 06/24/16	1,000,000	1,014,575
Quest Diagnostics Inc 2.700% due 04/01/19	500,000	506,838
Valeant Pharmaceuticals International Inc (Canada) 6.750% due 08/15/18 ~	350,000	378,000

		2,649,265

Industrials - 8.9%

Air Lease Corp 3.375% due 01/15/19	1,500,000	1,550,625
British Airways Pass Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,443,655	1,527,964
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	896,792	968,356
4.950% due 11/23/21	725,101	790,360
ERAC USA Finance LLC 1.400% due 04/15/16 ~	750,000	756,049
2.350% due 10/15/19 ~	500,000	499,265
GATX Corp 2.500% due 03/15/19	500,000	503,736
International Lease Finance Corp 3.875% due 04/15/18	500,000	513,437
Owens Corning 9.000% due 06/15/19	500,000	629,282
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	1,000,000	1,028,286
United Airlines Pass Through Trust ‘B’ 4.750% due 10/11/23	750,000	762,188
United Continental Holdings Inc 6.375% due 06/01/18	250,000	270,625

		9,800,173

Information Technology - 3.5%

Arrow Electronics Inc 3.000% due 03/01/18	1,000,000	1,034,679
Baidu Inc (Cayman) 2.750% due 06/09/19	500,000	502,448
Fidelity National Information Services Inc 1.450% due 06/05/17	1,500,000	1,499,057
Sanmina Corp 4.375% due 06/01/19 ~	750,000	750,938

		3,787,122

Materials - 5.8%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	206,750
ArcelorMittal (Luxembourg) 6.125% due 06/01/18	750,000	825,000
Cliffs Natural Resources Inc 3.950% due 01/15/18	500,000	507,026
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	500,000	517,813
Freeport-McMoRan Copper & Gold Inc 3.100% due 03/15/20	1,500,000	1,516,542
Glencore Funding LLC 2.500% due 01/15/19 ~	2,000,000	1,996,758

	Principal Amount	Value
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	$200,000	$207,750
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	500,000	564,516

		6,342,155

Telecommunication Services - 3.5%

America Movil SAB de CV (Mexico) 1.230% due 09/12/16 §	1,000,000	1,012,531
AT&T Inc 0.800% due 12/01/15	500,000	501,452
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	270,000
Orange SA (France) 2.750% due 02/06/19	500,000	512,656
Verizon Communications Inc 1.981% due 09/14/18 §	1,000,000	1,056,121
2.500% due 09/15/16	500,000	515,604

		3,868,364

Utilities - 4.2%

AES Corp 3.229% due 06/01/19 §	500,000	505,000
Duke Energy Corp 1.625% due 08/15/17	1,000,000	1,009,372
PG&E Corp 2.400% due 03/01/19	500,000	504,992
The Dayton Power & Light Co 1.875% due 09/15/16 ~	1,500,000	1,526,098
TransAlta Corp (Canada) 1.900% due 06/03/17	1,000,000	1,004,471

		4,549,933

Total Corporate Bonds & Notes (Cost $85,633,555)		86,732,317

SENIOR LOAN NOTES - 16.8%

Consumer Discretionary - 4.9%

Hilton Worldwide 3.500% due 10/25/20 §	916,606	916,056
Interactive Data Corp 4.750% due 05/02/21 §	500,000	504,922
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,493,747	1,494,612
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	498,750	499,997
Seminole Tribe of Florida 3.000% due 04/29/20 §	912,500	911,787
Tribune Co 4.000% due 12/27/20 §	995,000	997,483

		5,324,857

Consumer Staples - 0.2%

Reynolds Group Holdings 4.000% due 12/01/18 §	246,263	246,894

Energy - 0.9%

Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	500,000	501,027
Seadrill Operating LP 4.000% due 02/21/21 §	497,500	494,874

		995,901

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Financials - 0.9%

PFS Holding Corp (1st Lien) 4.500% due 01/31/21 §	$498,750	$490,645
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	465,000	518,475

		1,009,120

Health Care - 2.4%

Fresenius US Finance I Inc Tranche B 2.234% due 08/07/19 §	992,500	995,188
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	729,375	731,427
Valeant Pharmaceuticals International Inc Series C-2 Tranche B 3.750% due 12/11/19 §	245,625	245,809
Series E-1 Tranche B 3.750% due 08/05/20 §	687,949	688,207

		2,660,631

Industrials - 2.8%

Accudyne Industries LLC 4.000% due 12/13/19 §	478,825	478,055
CSC Holdings LLC Term B 2.650% due 04/17/20 §	671,655	665,358
Flying Fortress Inc 3.500% due 06/30/17 §	208,333	208,464
Husky Injection Molding Systems Ltd 4.250% due 06/30/18 §	750,000	752,446
MRC Global 5.000% due 11/08/19 §	397,000	400,126
Sensata Technologies B.V. Term B 3.250% due 05/10/18 §	496,250	498,953

		3,003,402

Information Technology - 1.7%

Activision Blizzard Inc 3.250% due 10/12/20 §	847,500	850,905
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	500,000	502,320
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	496,118	494,024

		1,847,249

Materials - 2.3%

FMG Resources Property Ltd 3.750% due 06/30/19 §	1,983,775	1,987,907
NewPage Corp Term B 9.500% due 02/11/21 §	300,000	301,238
Tronox Inc Term B 4.000% due 03/19/20 §	247,084	247,826

		2,536,971

	Principal Amount	Value
Telecommunication Services - 0.7%

Windstream Corp Tranche B-5 3.500% due 08/26/19 §	$737,538	$737,187

Total Senior Loan Notes (Cost $18,342,017)		18,362,212

MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

Hilton USA Trust 2.056% due 11/05/30 " § ~	250,000	250,933

Total Mortgage-Backed Securities (Cost $250,000)		250,933

U.S. TREASURY OBLIGATIONS - 0.6%

U.S. Treasury Notes - 0.6%

0.250% due 02/28/15	500,000	500,557
0.875% due 11/30/16	175,000	176,073

Total U.S. Treasury Obligations (Cost $675,263)		676,630

	Shares
SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,374,474	2,374,474

Total Short-Term Investment (Cost $2,374,474)		2,374,474

TOTAL INVESTMENTS - 99.1% (Cost $107,275,309)		108,396,566

OTHER ASSETS & LIABILITIES, NET - 0.9%		993,081

NET ASSETS - 100.0%		$109,389,647

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$86,732,317	$—	$85,970,129	$762,188
	Senior Loan Notes	18,362,212	—	18,362,212	—
	Mortgage-Backed Securities	250,933	—	250,933	—
	U.S. Treasury Obligations	676,630	—	676,630	—
	Short-Term Investment	2,374,474	2,374,474	—	—

	Total	$108,396,566	$2,374,474	$105,259,904	$762,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 64.4%

Consumer Discretionary - 8.3%

Cedar Fair LP 5.250% due 03/15/21	$3,000,000	$3,105,000
Ford Motor Co 4.750% due 01/15/43	1,500,000	1,519,739
General Motors Co 6.250% due 10/02/43 ~	1,150,000	1,322,500
GLP Capital LP 4.875% due 11/01/20 ~	3,250,000	3,355,625
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	1,500,000	1,571,279
Lennar Corp 4.500% due 06/15/19	3,000,000	3,078,750
MDC Holdings Inc 6.000% due 01/15/43	2,500,000	2,377,500
MGM Resorts International 6.750% due 10/01/20	3,000,000	3,356,250
Pinnacle Entertainment Inc 6.375% due 08/01/21	1,500,000	1,590,000
Signet UK Finance PLC (United Kingdom) 4.700% due 06/15/24	3,000,000	3,052,683
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,500,000	2,568,750
Standard Pacific Corp 6.250% due 12/15/21	2,500,000	2,681,250
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	3,500,000	3,692,500
Wyndham Worldwide Corp 2.950% due 03/01/17	4,000,000	4,156,736

		37,428,562

Consumer Staples - 0.7%

Reynolds Group Issuer Inc 5.750% due 10/15/20	3,000,000	3,180,000

Energy - 8.5%

Cameron International Corp 3.700% due 06/15/24	2,000,000	2,021,498
Chesapeake Energy Corp 3.479% due 04/15/19 §	400,000	404,750
Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,665,000
DCP Midstream Operating LP 3.875% due 03/15/23	2,500,000	2,534,380
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	1,500,000	1,503,015
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	1,500,000	1,522,671
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,000,000	1,042,500
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	3,000,000	3,128,856
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	1,800,000	1,869,603
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	3,000,000	2,898,450
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	3,000,000	3,141,690
Petroleos Mexicanos (Mexico) 4.875% due 01/18/24 ~	2,000,000	2,150,000
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,250,000	2,390,625
Samson Investment Co 10.750% due 02/15/20 ~	2,000,000	2,117,500

	Principal Amount	Value
The Williams Cos Inc
3.700% due 01/15/23	$5,000,000	$4,815,865
4.550% due 06/24/24	1,950,000	1,972,100
Transocean Inc (Cayman) 2.500% due 10/15/17	3,500,000	3,576,381

		38,754,884

Financials - 17.4%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	2,150,000	2,168,813
American Tower Corp REIT 5.000% due 02/15/24	2,000,000	2,175,232
ARC Properties Operating Partnership LP REIT
2.000% due 02/06/17 ~	1,750,000	1,755,077
3.000% due 02/06/19 ~	2,000,000	2,009,410
Bank of America Corp 1.105% due 04/01/19 §	2,500,000	2,519,120
Bank of America NA 5.300% due 03/15/17	7,200,000	7,922,765
BioMed Realty LP REIT 2.625% due 05/01/19	1,000,000	1,006,983
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	3,000,000	3,066,315
CBL & Associates LP REIT 5.250% due 12/01/23	3,000,000	3,202,662
Columbia Property Trust Operating Partnership LP REIT 5.875% due 04/01/18	750,000	789,418
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,536,713
Ford Motor Credit Co LLC 4.250% due 09/20/22	5,000,000	5,339,775
Genworth Holdings Inc 4.900% due 08/15/23	2,600,000	2,786,792
Health Care REIT Inc 3.750% due 03/15/23	1,500,000	1,506,663
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	1,750,000	1,736,613
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	5,050,380
Kimco Realty Corp REIT 3.200% due 05/01/21	1,000,000	1,003,638
Legg Mason Inc 2.700% due 07/15/19	1,650,000	1,663,682
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	4,500,000	4,927,640
Morgan Stanley 5.000% due 11/24/25	2,000,000	2,139,258
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	1,000,000	1,062,500
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,179,773
Prudential Financial Inc 5.200% due 03/15/44 §	3,000,000	3,071,250
Raymond James Financial Inc 5.625% due 04/01/24	3,500,000	3,952,543
Senior Housing Properties Trust REIT 4.750% due 05/01/24	3,000,000	3,070,620
Vornado Realty LP REIT 2.500% due 06/30/19	2,250,000	2,255,864
WEA Finance LLC 3.375% due 10/03/22 ~	1,500,000	1,592,777
Wells Fargo & Co 4.100% due 06/03/26	2,500,000	2,533,353

		79,025,629

Health Care - 0.5%

CHS/Community Health Systems Inc 6.875% due 02/01/22 ~	200,000	213,000
HCA Inc 6.500% due 02/15/20	2,000,000	2,255,000

		2,468,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Industrials - 13.5%

Air Canada Pass Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	$2,440,382	$ 2,482,357
Air Lease Corp
3.375% due 01/15/19	2,500,000	2,584,375
3.875% due 04/01/21	5,500,000	5,637,500
British Airways Pass Through Trust ‘A’ (United Kingdom) 4.625% due 06/20/24 ~	2,976,755	3,153,872
British Airways Pass Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	5,177,244	5,479,596
Continental Airlines Pass Through Trust ‘A’ 4.000% due 04/29/26	3,400,734	3,460,247
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	6,277,541	6,778,489
4.950% due 11/23/20	1,051,397	1,146,023
ERAC USA Finance LLC 3.850% due 11/15/24 ~	1,500,000	1,513,352
Hawaiian Airlines Pass Through Certificates ‘A’ 3.900% due 01/15/26	2,000,000	1,980,000
International Lease Finance Corp 7.125% due 09/01/18 ~	2,000,000	2,325,000
Owens Corning 4.200% due 12/15/22	3,500,000	3,598,357
Penske Truck Leasing Co LP 4.250% due 01/17/23 ~	3,500,000	3,627,278
The ADT Corp 6.250% due 10/15/21	2,500,000	2,656,250
Union Pacific Railroad Co Pass Through Trust 3.227% due 05/14/26	4,000,000	4,028,372
United Airlines Pass Through Trust ‘B’ 4.750% due 10/11/23	3,050,000	3,099,563
US Airways Pass Through Trust ‘A’ 4.625% due 12/03/26	4,540,568	4,813,002
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	2,896,444	3,045,901

		61,409,534

Information Technology - 2.2%

Baidu Inc (Cayman) 2.750% due 06/09/19	2,000,000	2,009,792
Fidelity National Information Services Inc 3.875% due 06/05/24	2,500,000	2,515,433
NetApp Inc 3.375% due 06/15/21	2,200,000	2,210,076
Oracle Corp 3.400% due 07/08/24	3,000,000	2,993,190

		9,728,491

Materials - 8.8%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	2,200,000	2,274,250
ArcelorMittal (Luxembourg) 6.000% due 03/01/21	2,000,000	2,172,500
Fibria Overseas Finance Ltd (Cayman) 5.250% due 05/12/24	1,450,000	1,446,375
Freeport-McMoRan Copper & Gold Inc 3.550% due 03/01/22	5,500,000	5,453,102
Glencore Funding LLC
2.500% due 01/15/19 ~	1,000,000	998,379
4.125% due 05/30/23 ~	6,000,000	6,033,990
Packaging Corp of America 4.500% due 11/01/23	2,000,000	2,145,014
Reliance Steel & Aluminum Co 4.500% due 04/15/23	4,850,000	4,953,994
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	3,000,000	3,156,600
Sealed Air Corp 8.375% due 09/15/21 ~	2,000,000	2,300,000

	Principal Amount	Value
Southern Copper Corp 5.250% due 11/08/42	$2,000,000	$ 1,847,360
Tronox Finance LLC 6.375% due 08/15/20	2,500,000	2,593,750
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,969,400
Yamana Gold Inc (Canada) 4.950% due 07/15/24 ~	2,600,000	2,620,753

		39,965,467

Telecommunication Services - 3.3%

CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,367,440
Hughes Satellite Systems Corp 6.500% due 06/15/19	2,500,000	2,793,750
Qwest Corp 6.750% due 12/01/21	2,650,000	3,071,260
Verizon Communications Inc 5.150% due 09/15/23	5,000,000	5,602,865

		14,835,315

Utilities - 1.2%

Jersey Central Power & Light Co 4.700% due 04/01/24 ~	3,000,000	3,213,414
NRG Energy Inc 6.625% due 03/15/23	2,000,000	2,175,000

		5,388,414

Total Corporate Bonds & Notes (Cost $283,586,606)		292,184,296

SENIOR LOAN NOTES - 20.8%

Consumer Discretionary - 6.5%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	2,985,000	3,005,316
ClubCorp Club Operation Inc 4.000% due 07/24/20 §	1,421,014	1,417,757
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	4,000,000	4,006,668
Hilton Worldwide Finance LLC 3.500% due 10/25/20 §	2,766,336	2,764,676
Interactive Data Corp 4.750% due 05/02/21 §	1,750,000	1,767,227
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	3,980,000	3,982,305
Leonardo Acquisitions Corp (1st Lien) 4.250% due 01/29/21 §	1,496,250	1,499,991
Seminole Tribe of Florida 3.000% due 04/29/20 §	4,255,181	4,251,858
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	1,492,500	1,496,978
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,000,000	2,014,984
Tribune Co 4.000% due 12/27/20 §	3,084,500	3,092,196

		29,299,956

Consumer Staples - 2.0%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	1,963,562	1,976,178
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,955,206	2,963,697
Smart & Final Inc (1st Lien) 4.750% due 11/15/19 §	1,984,912	1,992,355
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	2,335,869	2,344,628

		9,276,858

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Energy - 0.8%

Moxie Patriot LLC Term B-1 6.750% due 12/19/20 §	$1,000,000	$ 1,020,000
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	2,500,000	2,505,135

		3,525,135

Financials - 2.5%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	2,977,364	2,991,009
First Data Corp Term B 4.154% due 09/24/18 §	2,500,000	2,508,855
HUB International Ltd
4.000% due 10/02/20 §	1,982,525	1,989,753
4.250% due 10/02/20 §	1,000,000	1,003,646
Realogy Corp Term B 3.750% due 03/05/20 §	1,481,306	1,486,167
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	1,450,000	1,616,750

		11,596,180

Health Care - 1.7%

Fresenius US Finance I Inc Tranche B 2.234% due 08/07/19 §	4,466,250	4,478,345
Valeant Pharmaceutical International Series Series C-2 Tranche B 3.750% due 12/11/19 §	3,438,750	3,441,329

		7,919,674

Industrials - 3.1%

AlixPartners LLP Term B-2 (1st Lien) 4.000% due 07/10/20 §	1,955,299	1,957,947
CSC Holdings LLC Term B 2.650% due 04/17/20 §	3,022,447	2,994,112
MRC Global 5.000% due 11/08/19 §	992,500	1,000,316
Rexnord LLC Term B 4.000% due 08/21/20 §	2,977,500	2,979,361
Sensata Technologies BV Term B 3.250% due 05/10/18 §	1,985,000	1,995,811
TransDigm Inc due 06/04/21 µ	3,000,000	2,989,875

		13,917,422

Information Technology - 1.8%

Activision Blizzard Inc 3.250% due 10/12/20 §	2,542,500	2,552,716
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	3,000,000	3,013,917
BMC Software Finance Inc 5.000% due 09/10/20 §	1,492,500	1,492,035
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	981,974	990,157

		8,048,825

Materials - 1.3%

FMG Resources Property Ltd 3.750% due 06/30/19 §	5,937,637	5,950,006

Telecommunication Services - 1.1%

Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	2,500,000	2,508,125
Tranche B-III
4.000% due 08/01/19 §	2,500,000	2,506,640

		5,014,765

Total Senior Loan Notes (Cost $94,505,714)		94,548,821

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.3%

Collateralized Mortgage Obligation - Commercial - 0.3%

Hilton USA Trust 2.906% due 11/05/30 " § ~	$1,500,000	$ 1,508,243

Total Mortgage-Backed Securities (Cost $1,500,000)		1,508,243

U.S. GOVERNMENT AGENCY ISSUES - 0.9%

Fannie Mae 1.875% due 09/18/18	4,000,000	4,064,964

Total U.S. Government Agency Issues (Cost $4,056,904)		4,064,964

U.S. TREASURY OBLIGATIONS - 6.7%

U.S. Treasury Bonds - 0.9%

3.125% due 02/15/43	4,000,000	3,843,436

U.S. Treasury Notes - 5.8%

0.250% due 02/28/15	5,000,000	5,005,565
0.375% due 04/15/15	5,000,000	5,011,230
0.375% due 06/30/15	5,000,000	5,011,815
0.625% due 10/15/16	2,000,000	2,002,110
0.625% due 02/15/17	3,000,000	2,992,617
0.750% due 03/15/17	3,000,000	2,999,766
1.375% due 07/31/18	2,500,000	2,503,320
1.375% due 09/30/18	1,000,000	998,672

		26,525,095

Total U.S. Treasury Obligations (Cost $30,018,297)		30,368,531

FOREIGN GOVERNMENT BONDS & NOTES - 3.1%

Chile Government International Bond (Chile) 2.250% due 10/30/22	4,000,000	3,788,000
Mexico Government International Bond (Mexico)
3.500% due 01/21/21	1,000,000	1,041,000
3.625% due 03/15/22	2,000,000	2,080,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,956,734
Republic of Korea (South Korea) 3.875% due 09/11/23	4,000,000	4,325,800

		14,191,534

Total Foreign Government Bonds & Notes (Cost $13,694,278)		14,191,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	14,257,071	$ 14,257,071

Total Short-Term Investment (Cost $14,257,071)		14,257,071

TOTAL INVESTMENTS - 99.4% (Cost $441,618,870)		451,123,460

OTHER ASSETS & LIABILITIES, NET - 0.6%		2,618,793

NET ASSETS - 100.0%		$453,742,253

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$292,184,296	$—	$289,084,733	$3,099,563
	Senior Loan Notes	94,548,821	—	94,548,821	—
	Mortgage-Backed Securities	1,508,243	—	1,508,243	—
	U.S. Government Agency Issues	4,064,964	—	4,064,964	—
	U.S. Treasury Obligations	30,368,531	—	30,368,531	—
	Foreign Government Bonds & Notes	14,191,534	—	14,191,534	—
	Short-Term Investment	14,257,071	14,257,071	—	—

	Total	$451,123,460	$14,257,071	$433,766,826	$3,099,563

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%

Energy - 0.2%

Halcon Resources Corp 5.750% *	200	$239,396

Health Care - 0.5%

Amsurg Corp 5.250% *	4,875	490,913

Total Convertible Preferred Stocks (Cost $687,500)		730,309

COMMON STOCKS - 3.8%

Consumer Discretionary - 1.5%

Cedar Fair LP	3,750	198,375
Ford Motor Co	6,380	109,991
L Brands Inc	1,900	111,454
Las Vegas Sands Corp	2,730	208,081
Lennar Corp ‘A’	2,825	118,594
MGM Resorts International *	3,850	101,640
Mohawk Industries Inc *	1,400	193,676
Six Flags Entertainment Corp	4,447	189,220
Standard Pacific Corp *	22,000	189,200
The Michaels Cos Inc *	7,560	128,898

		1,549,129

Energy - 0.2%

Chesapeake Energy Corp	5,600	174,048
Halcon Resources Corp *	2,517	18,349

		192,397

Health Care - 0.2%

HCA Holdings Inc *	3,125	176,187

Industrials - 0.6%

Ply Gem Holdings Inc *	7,000	70,700
The ADT Corp	5,810	203,001
The Boeing Co	1,325	168,580
United Rentals Inc *	1,175	123,058

		565,339

Information Technology - 0.2%

CDW Corp	4,350	138,678
CommScope Holding Co Inc *	3,500	80,955

		219,633

Materials - 0.8%

Berry Plastics Group Inc *	8,980	231,684
Freeport-McMoRan Copper & Gold Inc	3,100	113,150
Louisiana-Pacific Corp *	5,800	87,116
Reliance Steel & Aluminum Co	2,240	165,110
Rock-Tenn Co ‘A’	2,200	232,298

		829,358

Telecommunication Services - 0.2%

Intelsat SA (Luxembourg) *	4,680	88,171
Verizon Communications Inc	3,350	163,916

		252,087

Utilities - 0.1%

NRG Energy Inc	3,500	130,200

Total Common Stocks (Cost $3,445,948)		3,914,330

	Shares	Value
CLOSED-END MUTUAL FUNDS - 1.0%

Eaton Vance Senior Income Trust	8,540	$58,157
First Trust Senior Floating Rate Income Fund II	12,467	178,153
Invesco Senior Income Trust	75,214	376,822
Voya Prime Rate Trust	75,620	437,840

		1,050,972

Total Closed-End Mutual Funds (Cost $1,032,174)		1,050,972

	Principal Amount

CORPORATE BONDS & NOTES - 65.0%

Consumer Discretionary - 8.5%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$400,000	400,000
Advance Auto Parts Inc 4.500% due 12/01/23	500,000	527,930
Beazer Homes USA Inc
5.750% due 06/15/19 ~	250,000	250,624
7.250% due 02/01/23	400,000	416,500
7.500% due 09/15/21	400,000	426,000
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	250,000	210,312
11.250% due 06/01/17	100,000	92,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	100,000	105,000
11.000% due 10/01/21 ~	100,000	108,000
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	300,000	305,062
CEC Entertainment Inc 8.000% due 02/15/22 ~	500,000	520,000
Cedar Fair LP 5.250% due 03/15/21	300,000	310,500
Clear Channel Communications Inc 10.000% due 01/15/18 ~	100,000	97,124
Greektown Holdings LLC 8.875% due 03/15/19 ~	400,000	410,000
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	300,000	309,000
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	266,250
Landry’s Inc 9.375% due 05/01/20 ~	100,000	110,500
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	300,000	305,250
MGM Resorts International 6.750% due 10/01/20	350,000	391,562
Mohawk Industries Inc 3.850% due 02/01/23	480,000	480,600
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	50,000	54,124
8.750% PIK due 10/15/21 ~	400,000	438,000
NPC International Inc 10.500% due 01/15/20	400,000	453,000
Penn National Gaming Inc 5.875% due 11/01/21 ~	450,000	426,374
Signet UK Finance PLC (United Kingdom) 4.700% due 06/15/24	650,000	661,414
The ServiceMaster Co 8.000% due 02/15/20	400,000	433,000
Wyndham Worldwide Corp 3.900% due 03/01/23	350,000	352,040

		8,860,166

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Consumer Staples - 1.6%

Beverages & More Inc 10.000% due 11/15/18 ~	$550,000	$541,062
JBS Investments GmbH (Austria) 7.750% due 10/28/20 ~	200,000	215,000
JBS USA LLC 7.250% due 06/01/21 ~	250,000	269,375
Post Holdings Inc 6.000% due 12/15/22 ~	400,000	410,000
Reynolds Group Issuer Inc 9.875% due 08/15/19	200,000	222,750

		1,658,187

Energy - 12.8%

Arch Coal Inc 7.250% due 10/01/20	550,000	413,875
Basic Energy Services Inc 7.750% due 02/15/19	400,000	426,000
Baytex Energy Corp (Canada) 5.125% due 06/01/21 ~	550,000	554,125
Calumet Specialty Products Partners LP
6.500% due 04/15/21 ~	300,000	307,500
9.625% due 08/01/20	250,000	289,375
Chaparral Energy Inc 8.250% due 09/01/21	350,000	385,875
Crestwood Midstream Partners LP
6.000% due 12/15/20	750,000	791,250
6.125% due 03/01/22 ~	250,000	264,375
Energy XXI Gulf Coast Inc
6.875% due 03/15/24 ~	350,000	357,875
7.500% due 12/15/21	250,000	268,750
EV Energy Partners LP 8.000% due 04/15/19	325,000	342,875
Halcon Resources Corp
8.875% due 05/15/21	350,000	378,000
9.750% due 07/15/20	300,000	328,875
Hercules Offshore Inc
6.750% due 04/01/22 ~	150,000	143,062
7.500% due 10/01/21 ~	250,000	249,374
Hiland Partners LP
5.500% due 05/15/22 ~	50,000	50,750
7.250% due 10/01/20 ~	300,000	328,500
Kinder Morgan Inc 5.000% due 02/15/21 ~	300,000	312,750
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	500,000	532,500
Memorial Resource Development Corp 5.875% due 07/01/22 ~	500,000	506,250
NGL Energy Partners LP 5.125% due 07/15/19 ~	150,000	151,125
Petrobras Global Finance BV (Netherlands) 4.875% due 03/17/20	500,000	514,800
Petroleos Mexicanos (Mexico) 4.875% due 01/18/24 ~	400,000	430,000
Rowan Cos Inc 4.875% due 06/01/22	500,000	536,191
Samson Investment Co 10.750% due 02/15/20 ~	350,000	370,563
Sanchez Energy Corp
6.125% due 01/15/23 ~	150,000	155,250
7.750% due 06/15/21 ~	500,000	545,000
SandRidge Energy Inc 7.500% due 03/15/21	350,000	381,063
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	550,000	581,625
Tervita Corp (Canada)
8.000% due 11/15/18 ~	150,000	157,125
10.875% due 02/15/18 ~	250,000	254,063

	Principal Amount	Value
The Williams Cos Inc
3.700% due 01/15/23	$1,250,000	$1,203,966
4.550% due 06/24/24	150,000	151,700
Transocean Inc (Cayman)
3.800% due 10/15/22	400,000	396,386
6.375% due 12/15/21	250,000	289,522

		13,350,315

Financials - 10.7%

CBL & Associates LP REIT 5.250% due 12/01/23	650,000	693,910
DDR Corp REIT 3.500% due 01/15/21	500,000	509,738
Duke Realty LP REIT
3.875% due 02/15/21	500,000	519,843
4.375% due 06/15/22	250,000	263,653
First Data Corp 10.625% due 06/15/21	350,000	409,500
Genworth Holdings Inc 4.900% due 08/15/23	300,000	321,553
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	550,000	591,938
Host Hotels & Resorts LP REIT
3.750% due 10/15/23	500,000	496,175
6.000% due 10/01/21	500,000	576,677
Jefferies Finance LLC
6.875% due 04/15/22 ~	200,000	203,500
7.375% due 04/01/20 ~	250,000	263,750
Legg Mason Inc 3.950% due 07/15/24	750,000	758,154
Liberty Mutual Group Inc
4.250% due 06/15/23 ~	350,000	363,244
4.950% due 05/01/22 ~	250,000	273,758
Mid-America Apartments LP REIT 4.300% due 10/15/23	550,000	576,507
Nuveen Investments Inc 9.125% due 10/15/17 ~	450,000	489,938
Ocwen Financial Corp 6.625% due 05/15/19 ~	450,000	465,750
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	400,000	410,293
Prudential Financial Inc 5.200% due 03/15/44 §	550,000	563,063
Raymond James Financial Inc 5.625% due 04/01/24	350,000	395,254
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	511,770
6.750% due 04/15/20	500,000	578,803
The Howard Hughes Corp 6.875% due 10/01/21 ~	500,000	537,500
Vornado Realty LP REIT 5.000% due 01/15/22	350,000	383,813

		11,158,084

Health Care - 3.6%

CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	400,000	426,000
7.125% due 07/15/20	400,000	435,000
8.000% due 11/15/19	250,000	274,375
DJO Finance LLC 7.750% due 04/15/18	500,000	527,500
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	350,000	363,563
LifePoint Hospitals Inc 5.500% due 12/01/21 ~	350,000	367,500
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	500,000	547,500
Tenet Healthcare Corp
5.000% due 03/01/19 ~	250,000	254,063
6.000% due 10/01/20	50,000	54,375
8.000% due 08/01/20	50,000	54,313
8.125% due 04/01/22	400,000	464,000

		3,768,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Industrials - 7.5%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	$400,000	$412,500
ADS Waste Holdings Inc 8.250% due 10/01/20	350,000	378,875
Air Lease Corp
3.875% due 04/01/21	500,000	512,500
4.750% due 03/01/20	800,000	868,000
British Airways Pass Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	796,499	843,015
Ceridian LLC 8.125% due 11/15/17 ~	50,000	50,625
CPG Merger Sub LLC 8.000% due 10/01/21 ~	400,000	423,000
International Lease Finance Corp
6.250% due 05/15/19	450,000	505,125
7.125% due 09/01/18 ~	500,000	581,250
Modular Space Corp 10.250% due 01/31/19 ~	550,000	580,250
Nortek Inc 8.500% due 04/15/21	495,000	549,450
Owens Corning 9.000% due 06/15/19	700,000	880,995
Roofing Supply Group LLC 10.000% due 06/01/20 ~	250,000	268,750
The ADT Corp 6.250% due 10/15/21	300,000	318,750
TMS International Corp 7.625% due 10/15/21 ~	250,000	268,750
United Airlines Pass Through Trust ‘B’
4.750% due 10/11/23	150,000	152,438
5.375% due 02/15/23	200,000	206,600

		7,800,873

Information Technology - 1.8%

Advanced Micro Devices Inc 6.750% due 03/01/19 ~	350,000	374,063
Blackboard Inc 7.750% due 11/15/19 ~	575,000	603,750
BMC Software Inc 7.250% due 06/01/18	100,000	105,000
Entegris Inc 6.000% due 04/01/22 ~	500,000	517,500
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	300,000	308,250

		1,908,563

Materials - 12.8%

AK Steel Corp 8.375% due 04/01/22	400,000	426,000
ArcelorMittal (Luxembourg)
7.250% due 03/01/41	350,000	373,625
7.500% due 10/15/39	250,000	275,938
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	450,000	465,750
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	250,000	256,875
6.750% due 01/31/21 ~	250,000	258,750
7.000% due 11/15/20 ~	79,412	82,588
Berry Plastics Corp 5.500% due 05/15/22	350,000	352,406
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	600,000	616,500
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	431,429	452,731
BOE Merger Corp 9.500% PIK due 11/01/17 ~	200,000	211,250

	Principal Amount	Value
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	$500,000	$519,043
Cliffs Natural Resources Inc 3.950% due 01/15/18	350,000	354,918
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	500,000	537,500
Fibria Overseas Finance Ltd (Cayman) 5.250% due 05/12/24	500,000	498,750
FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	250,000	269,063
Freeport-McMoRan Copper & Gold Inc 3.550% due 03/01/22	250,000	247,868
Glencore Finance Canada Ltd (Canada) 4.250% due 10/25/22 ~	400,000	405,629
Glencore Funding LLC 4.125% due 05/30/23 ~	750,000	754,249
Hexion U.S. Finance Corp 6.625% due 04/15/20	250,000	266,250
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/01/19 ~	250,000	256,875
Mustang Merger Corp 8.500% due 08/15/21 ~	500,000	547,500
Reliance Steel & Aluminum Co 4.500% due 04/15/23	750,000	766,082
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	500,000	526,100
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	350,000	387,625
TPC Group Inc 8.750% due 12/15/20 ~	350,000	389,375
Tronox Finance LLC 6.375% due 08/15/20	300,000	311,250
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	1,000,000	1,031,700
Wise Metals Group LLC 8.750% due 12/15/18 ~	600,000	654,000
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	150,000	153,563
Yamana Gold Inc (Canada) 4.950% due 07/15/24 ~	650,000	655,188

		13,304,941

Telecommunication Services - 5.4%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	550,000	547,250
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	250,000	273,750
Digicel Ltd (Bermuda) 6.000% due 04/15/21 ~	300,000	310,500
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22	250,000	262,188
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	1,100,000	1,168,750
Level 3 Financing Inc 7.000% due 06/01/20	350,000	384,125
Qwest Corp 6.750% due 12/01/21	850,000	985,121
Sprint Corp 7.250% due 09/15/21 ~	1,100,000	1,216,875
T-Mobile USA Inc
6.250% due 04/01/21	100,000	106,625
6.633% due 04/28/21	300,000	325,875

		5,581,059

Utilities - 0.3%

NRG Energy Inc
6.250% due 07/15/22 ~	100,000	106,750
6.625% due 03/15/23	150,000	163,125

		269,875

Total Corporate Bonds & Notes (Cost $66,039,989)		67,660,252

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 23.0%

Consumer Discretionary - 8.7%

CEC Entertainment Inc Term B 4.250% due 02/12/21 §	$498,750	$496,568
Charter Communications Operating LLC Term E 3.000% due 07/01/20 §	497,487	490,896
Chrysler Group LLC Tranche B 3.250% due 12/31/18 §	498,750	498,125
Clear Channel Communications Inc Tranche D due 01/30/19 µ	500,000	498,812
ClubCorp Club Operations Inc
due 07/24/20 µ	500,000	498,854
4.000% due 07/24/20 §	500,000	498,854
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	500,000	500,834
Hilton Worldwide 3.500% due 10/25/20 §	713,618	713,190
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	497,500	497,788
MGM Resorts International Term B 3.500% due 12/20/19 §	248,737	248,332
PFS Holding Corp (1st Lien) 4.500% due 01/31/21 §	249,375	245,322
Seminole Tribe of Florida 3.000% due 04/29/20 §	718,094	717,532
Spin Holdco Inc (1st Lien)
due 11/14/19 µ	500,000	501,500
4.250% due 11/14/19 §	497,500	498,992
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	500,000	509,624
The Neiman Marcus Group Inc due 10/25/20 µ	500,000	499,688
Tribune Co 4.000% due 12/27/20 §	845,750	847,859
WME IMG Worldwide Inc (1st Lien) 5.250% due 05/06/21 §	250,000	252,265

		9,015,035

Consumer Staples - 1.1%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	346,511	348,737
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	256,927
Reddy Ice Corp Term B (1st Lien) 6.751% due 05/01/19 §	594,994	583,094

		1,188,758

Energy - 1.7%

HGIM Corp Term B 5.500% due 06/18/20 §	746,869	743,835
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	750,000	751,541
Seadrill Operating LP due 02/21/21 µ	250,000	248,681

		1,744,057

Financials - 0.7%

ROC Finance LLC Term B 5.000% due 06/20/19 §	497,494	490,653
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	175,000	195,125

		685,778

Health Care - 2.1%

CHS/Community Health Systems Inc Term D 4.250% due 01/27/21 §	398,000	400,954
Crimson Merger Sub Inc due 06/30/21 µ	750,000	756,040

	Principal Amount	Value
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	$344,750	$346,525
Jll/Delta Newco Dutch BV due 03/11/21 µ	250,000	248,438
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	486,250	487,618

		2,239,575

Industrials - 4.0%

Apex Tool Group LLC 4.500% due 01/31/20 §	246,875	244,509
CSC Holdings LLC Term B 2.650% due 04/17/20 §	336,669	333,513
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	750,000	748,125
Husky Injection Molding Systems Ltd 4.250% due 06/30/18 §	500,000	501,631
MRC Global 5.000% due 11/08/19 §	347,375	350,111
Ply Gem Industries Inc 4.000% due 02/01/21 §	498,750	496,381
Sensata Technologies BV Term B 3.250% due 05/10/18 §	496,250	498,953
TransDigm Inc Tranche C due 03/11/21 µ	1,000,000	997,438

		4,170,661

Information Technology - 1.6%

Activision Blizzard 3.250% due 10/12/20 §	423,750	425,453
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	500,000	502,320
BMC Software Finance Inc 5.000% due 09/10/20 §	248,750	248,672
Infor Inc Tranche B-5 3.750% due 06/03/20 §	498,747	496,643

		1,673,088

Materials - 2.9%

FMG Resources Property Ltd 3.750% due 06/30/19 §	744,997	746,549
Ineos US Finance LLC Term B 3.750% due 05/04/18 §	498,745	498,156
Mauser Industrieverpackungen GmbH (2nd Lien) due 06/30/21 µ	250,000	250,000
Ranpak Corp (2nd Lien) 8.500% due 04/23/20 §	250,000	255,938
Tronox Inc Term B (Netherlands) 4.000% due 03/19/20 §	247,084	247,825
Univar Inc Term B 5.000% due 06/30/17 §	996,138	1,001,207

		2,999,675

Telecommunication Services - 0.2%

Windstream Corp Tranche B-4 3.500% due 01/23/20 §	246,250	245,979

Total Senior Loan Notes (Cost $23,934,773)		23,962,606

MORTGAGE-BACKED SECURITIES - 0.3%

Collateralized Mortgage Obligations - Commercial - 0.3%

Hilton USA Trust
2.906% due 11/05/30 " § ~	250,000	251,374

Total Mortgage-Backed Securities (Cost $250,000)		251,374

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 9.8%

Money Market Fund - 9.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,195,083	$10,195,083

Total Short-Term Investment (Cost $10,195,083)		10,195,083

TOTAL INVESTMENTS - 103.6% (Cost $105,585,467)		107,764,926

OTHER ASSETS & LIABILITIES, NET - (3.6%)		(3,717,991)

NET ASSETS - 100.0%		$104,046,935

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks
	Energy	$239,396	$—	$239,396	$—
	Health Care	490,913	490,913	—	—

		730,309	490,913	239,396	—
	Common Stocks (1)	3,914,330	3,914,330	—	—
	Closed-End Mutual Funds	1,050,972	1,050,972	—	—
	Corporate Bonds & Notes	67,660,252	—	67,507,814	152,438
	Senior Loan Notes	23,962,606	—	23,962,606	—
	Mortgage-Backed Securities	251,374	—	251,374	—
	Short-Term Investment	10,195,083	10,195,083	—	—

	Total	$107,764,926	$15,651,298	$91,961,190	$152,438

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.5%

Consumer Staples - 0.5%

Reynolds Group Issuer Inc
5.750% due 10/15/20	$3,750,000	$3,974,993
9.000% due 04/15/19	1,000,000	1,063,750
9.875% due 08/15/19	500,000	556,875

		5,595,618

Industrials - 0.3%

US Airways Pass Through Trust ‘B’ 5.375% due 12/15/23	3,000,000	3,131,700

Materials - 0.3%

Hexion U.S. Finance Corp 6.625% due 04/15/20	3,000,000	3,195,000

Telecommunication Services - 0.4%

Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	3,000,000	3,187,500
8.125% due 06/01/23	1,000,000	1,085,000

		4,272,500

Total Corporate Bonds & Notes (Cost $15,566,786)		16,194,818

SENIOR LOAN NOTES - 97.5%

Consumer Discretionary - 28.1%

24 hour fitness worldwide 4.750% due 05/28/21 §	4,500,000	4,532,814
Advantage Sales & Marketing Inc
(1st Lien)
4.250% due 12/18/17 §	3,011,949	3,019,165
(2nd Lien)
8.250% due 06/17/18 §	1,100,000	1,103,575
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	2,634,096	2,663,729
AVSC Holding Corp (1st Lien) 4.500% due 01/25/21 §	3,740,625	3,755,236
Bauer Performance Sports Ltd 4.500% due 04/15/21 §	1,468,700	1,473,290
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	16,915,000	17,030,123
Caesars Growth Properties Holdings LLC Term B (1st Lien) 6.250% due 05/08/21 §	4,500,000	4,503,213
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	15,336,563	15,269,465
Clear Channel Communications Inc
Tranche D
due 01/30/19 µ	6,750,000	6,733,969
6.900% due 01/30/19 §	10,686,491	10,661,111
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	13,591,636	13,560,484
CS Intermediate Holdco 2 LLC 4.000% due 04/04/21 §	3,000,000	3,001,875
Federal-Mogul Corp Tranche C due 04/03/21 µ	4,000,000	4,006,668
4.750% due 04/15/21 §	9,500,000	9,515,837
Golden Nugget Inc
5.500% due 11/05/19 §	8,009,750	8,189,969
5.500% due 11/21/19 §	3,432,750	3,509,987
Great Wolf Resorts Inc Term B 4.250% due 08/06/20 §	4,702,500	4,720,868

	Principal Amount	Value
Hilton Worldwide Inc 3.500% due 10/25/20 §	$4,529,265	$4,526,547
Hudson’s Bay Co Term B (1st Lien) 4.750% due 11/04/20 §	5,087,500	5,153,907
IMG Worldwide Inc (1st Lien) 5.250% due 05/06/21 §	7,250,000	7,315,707
(2nd Lien) 8.250% due 05/06/22 §	2,250,000	2,287,969
Interactive Data Corp 4.750% due 05/02/21 §	8,250,000	8,331,213
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	7,969,811	7,939,829
LA Fitness due 06/10/21 µ	3,500,000	3,492,710
Leonardo Acquisition Corp (1st Lien)
due 01/29/21 µ	1,000,000	1,002,500
4.250% due 01/29/21 §	14,713,125	14,749,908
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	11,102,687	11,123,505
Michael’s Stores Inc Term B-2 due 01/06/20 µ	3,500,000	3,505,103
Mitchell International Inc (2nd Lien) 8.500% due 10/11/21 §	2,500,000	2,554,688
NEP/NCP Holdco Inc (1st Lien) 4.250% due 01/22/20 §	3,491,250	3,498,889
Nine West Holdings Inc
4.750% due 10/08/19 §	7,183,917	7,229,118
6.250% due 01/08/20 §	4,250,000	4,276,563
Oceania Cruises Inc Term B-1 5.250% due 07/02/20 §	11,702,444	11,809,720
PFS Holding Corp (1st Lien) 4.500% due 01/31/21 §	3,740,625	3,679,840
Playa Resorts Holding BV (Netherlands) 4.000% due 08/09/19 §	9,437,466	9,461,059
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	12,677,544	12,715,576
TGI Friday (1st Lien) due 06/24/20 µ	1,750,000	1,754,375
The Brickman Group Ltd LLC
(1st Lien)
due 12/18/20 µ	6,500,000	6,445,972
(2nd Lien)
7.500% due 12/17/21 §	9,333,333	9,513,000
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	16,918,847	16,908,273
The ServiceMaster Co Term B due 06/24/21 µ	5,250,000	5,250,840
Tribune Co 4.000% due 12/27/20 §	11,272,000	11,300,124
Yonkers Racing Corp
(1st Lien)
4.250% due 08/20/19 §	3,942,286	3,873,296
(2nd Lien)
8.750% due 08/20/20 §	500,000	491,250

		297,442,859

Consumer Staples - 9.4%

Albertson’s LLC Term B-2 due 03/21/19 µ	2,500,000	2,511,458
4.750% due 03/21/19	7,418,684	7,466,349
Arden Group Term B 5.250% due 02/19/20 §	6,483,750	6,491,855
Arysta LifeScience Corp (2nd Lien) 8.250% due 11/30/20 §	3,500,000	3,583,125
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	7,677,468	7,730,159
BJ’s Wholesale Club Inc
(1st Lien)
4.500% due 09/26/19 §	1,975,097	1,980,771
(2nd Lien)
8.500% due 03/26/20 §	8,450,000	8,684,133

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Hearthside Group Holdings LLC 4.500% due 06/02/21 §	$2,000,000	$2,016,666
HJ Heinz Co Term B-2 3.500% due 06/05/20 §	4,455,000	4,493,135
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	4,950,000	5,008,781
Reddy Ice Corp Term B (1st Lien)
due 05/01/19 µ	750,000	735,000
6.751% due 05/01/19 §	9,634,131	9,441,448
Reynolds Group Holdings 4.000% due 12/01/18 §	6,181,438	6,197,281
Rite Aid Corp
Tranche 1 (2nd Lien)
5.750% due 08/21/20 §	4,310,930	4,412,237
Tranche 2
4.875% due 06/21/21 §	5,750,000	5,825,469
Smart & Final Inc (1st Lien)
4.750% due 11/15/19 §	7,675,375	7,704,157
Sprouts Farmers Markets Holdings Inc 4.000% due 04/23/20 §	6,937,656	6,963,672
Stater Bros Term B 4.750% due 05/12/21 §	1,500,000	1,509,375
US Foods Inc 4.500% due 03/31/19 §	6,930,000	6,947,325

		99,702,396

Energy - 5.5%

Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	6,403,397	6,517,460
Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	1,500,000	1,551,156
HGIM Corp Term B 5.500% due 06/18/20 §	15,644,312	15,580,765
Moxie Liberty LLC Term B-1 6.750% due 08/21/20 §	1,500,000	1,530,000
Moxie Patriot LLC Term B-1 7.500% due 12/19/20 §	2,250,000	2,311,875
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	16,850,882	16,885,494
Seadrill Operating LP (Bermuda) due 02/21/21 µ	8,500,000	8,455,137
4.000% due 02/21/21 §	5,223,750	5,196,179

		58,028,066

Financials - 8.9%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	9,888,547	9,933,866
Capital Automotive LP
(2nd Lien)
6.000% due 04/30/20 §	1,000,000	1,024,583
Tranche B-1
4.000% due 04/10/19 §	6,335,868	6,369,246
Duff & Phelps Corp
4.500% due 04/23/20 §	5,949,956	5,979,706
First Data Corp Term B 4.154% due 09/24/18 §	1,000,000	1,003,542
HUB International Ltd 4.250% due 10/02/20 §	13,895,175	13,945,837
Nuveen Investments Inc Tranche B
(1st Lien)
4.150% due 05/13/17 §	6,000,000	6,017,082
(2nd Lien)
due 02/28/19 µ	2,250,000	2,275,715
6.500% due 02/28/19 §	2,250,000	2,275,715
RE/MAX LLC 4.000% due 07/31/20 §	6,254,311	6,252,278
ROC Finance LLC Term B 5.000% due 06/20/19 §	4,466,250	4,404,839
SAM Finance Lux SARL 4.250% due 12/17/20 §	7,711,250	7,746,591

	Principal Amount	Value
Stockbridge/SBE Holdings LLC Tranche B
due 05/02/17 µ	$2,000,000	$2,230,000
13.000% due 05/02/17 §	2,700,000	3,010,500
TransUnion LLC 4.000% due 04/09/21 §	5,236,875	5,246,040
USI Inc 4.250% due 12/27/19 §	16,443,201	16,487,729

		94,203,269

Health Care - 3.2%

Accellent Inc (1st Lien) 4.500% due 03/12/21 §	3,491,250	3,487,612
(2nd Lien) 7.500% due 03/11/22 §	1,500,000	1,493,750
Catalent Pharma Solutions Inc 4.500% due 05/20/21 §	5,000,000	5,035,940
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	5,342,674	5,370,189
Jazz Acquisition Inc (1st Lien) due 06/19/21 µ	1,500,000	1,508,438
JLL/Delta Dutch Newco BV 4.250% due 03/11/21 §	5,000,000	4,968,750
Ortho-Clinical Diagnostics Term B 4.750% due 06/30/21 §	2,250,000	2,268,119
Ortho-Clinical Term B due 06/30/21 µ	1,250,000	1,260,066
Par Pharmaceutical Cos Inc Term B-2 4.000% due 09/30/19 §	5,144,668	5,153,110
PharMEDium Healthcare Corp (1st Lien) 4.250% due 01/28/21 §	1,260,235	1,263,780
(2nd Lien) 7.750% due 01/28/22 §	2,000,000	2,027,500

		33,837,254

Industrials - 25.3%

Accudyne Industries LLC due 12/13/19 µ	5,500,000	5,491,162
AlixPartners LLP
(2nd Lien)
9.000% due 07/10/21 §	5,800,000	5,896,669
Term B-2 (1st Lien)
4.000% due 07/10/20 §	4,677,072	4,683,404
Allflex Holdings III Inc
(1st Lien)
4.250% due 07/17/20 §	6,699,375	6,716,123
(2nd Lien)
8.000% due 07/19/21 §	4,405,000	4,458,226
Allied Security Holdings LLC
(1st Lien)
4.250% due 02/12/21 §	3,313,527	3,306,797
(2nd Lien)
8.000% due 08/13/21 §	5,626,712	5,661,879
Alpha Topco Limited Facility B 4.500% due 04/30/19 §	12,992,755	13,079,377
Apex Tool Group LLC 4.500% due 01/31/20 §	5,678,125	5,623,712
Atkore International Inc (1st Lien) 4.500% due 04/09/21 §	4,500,000	4,507,502
(2nd Lien) 7.750% due 10/09/21 §	2,000,000	2,017,500
Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	3,250,000	3,256,383
CAMP Systems
(1st Lien)
4.750% due 05/31/19 §	4,974,805	5,003,823
(2nd Lien)
8.250% due 11/29/19 §	500,000	513,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Capital Safety North America Holdings Inc (1st Lien) 4.000% due 03/29/21 §	$5,236,875	$5,213,309
(2nd Lien) 6.500% due 03/28/22 §	3,000,000	3,022,500
Ceridian Corp 4.400% due 08/14/15 §	7,264,828	7,290,124
CPG International Inc 4.750% due 09/30/20 §	4,714,375	4,728,372
CPI International Inc Term B 4.250% due 04/07/21 §	1,995,000	2,004,975
Crosby US Acquisition Corp
(1st Lien)
3.195% due 11/23/20 §	5,962,519	5,958,792
(2nd Lien)
7.000% due 11/22/21 §	4,000,000	4,030,000
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	11,000,000	11,059,488
Gates Global Inc due 06/11/21 µ	9,000,000	8,982,423
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	7,750,000	7,730,625
(2nd Lien) 7.750% due 04/01/22 §	3,500,000	3,548,125
Husky Injection (1st Lien) due 06/30/21 µ	1,000,000	1,006,250
(2nd Lien) due 06/30/22 µ	1,250,000	1,259,375
Husky Injection Molding Systems Ltd 4.250% due 06/30/18 §	3,750,000	3,762,229
LM US Member LLC
4.750% due 10/25/19 §	971,033	974,068
(1st Lien)
4.750% due 10/25/19 §	14,393,462	14,438,442
(2nd Lien)
9.500% due 10/26/20 §	5,375,000	5,444,429
due 10/26/20 µ	2,750,000	2,785,522
Maxim Crane Works LP (2nd Lien) 10.250% due 11/26/18 §	9,765,000	10,021,331
MRC Global 5.000% due 11/08/19 §	9,776,125	9,853,112
Neff Rental LLC (2nd Lien) 7.250% due 06/09/21 §	3,750,000	3,747,656
North American Lifting Holdings Inc (1st Lien) 5.500% due 11/27/20 §	6,766,000	6,833,660
(2nd Lien) 10.000% due 11/26/21 §	2,000,000	2,015,000
Osmose Holdings Inc 4.750% due 11/26/18 §	2,179,466	2,179,466
Ply Gem Industries Inc 4.000% due 02/01/21 §	16,362,141	16,284,420
Rexnord LLC Term B 4.000% due 08/21/20 §	8,932,500	8,938,083
Roofing Supply Group LLC
due 05/31/19 µ	1,947,012	1,951,474
5.000% due 05/31/19 §	3,959,811	3,968,887
Sedgwick Claims Management Services Inc (2nd Lien) 6.750% due 02/28/22 §	2,250,000	2,246,486
SRS Distribution Inc 4.750% due 09/01/19 §	4,457,481	4,473,501
Transdigm Inc Term C 3.750% due 02/28/20 §	11,384,422	11,355,255
Tranche D 3.750% due 06/04/21 §	6,500,000	6,478,063

	Principal Amount	Value
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	$10,887,946	$10,928,776
(2nd Lien) 8.500% due 01/15/22 §	3,250,000	3,273,020

		268,003,545

Information Technology - 3.8%

Applied Systems Inc (1st Lien) 4.250% due 01/25/21 §	497,500	499,898
(2nd Lien) 7.500% due 01/24/22 §	7,120,000	7,276,640
BMC Software Finance Inc 5.000% due 09/10/20 §	7,213,750	7,211,499
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	5,057,163	5,099,305
Infor US Inc Tranche B-5 3.750% due 06/03/20 §	11,796,870	11,747,099
Kronos Inc (1st Lien) 4.500% due 10/30/19 §	4,354,483	4,395,307
Kronos Worldwide Inc 4.750% due 02/18/20 §	4,488,750	4,532,237

		40,761,985

Materials - 10.2%

Ardagh Holdings USA Inc
due 12/17/19 µ	3,500,000	3,503,647
due 05/05/21 µ	2,500,000	2,510,548
4.000% due 12/17/19 §	7,500,000	7,507,815
4.250% due 12/17/19 §	5,472,500	5,489,602
Berry Plastic Corp Term E 3.750% due 01/06/21 §	3,491,250	3,483,768
FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	18,305,225	18,343,355
Mauser Industrieverpackungen GmbH (1st Lien) due 06/25/21 µ	500,000	501,250
(2nd Lien) due 06/30/21 µ	2,000,000	2,000,000
NewPage Corp Term B 9.500% due 02/11/21 §	7,500,000	7,530,938
Nexeo Solutions LLC Term B-2 5.000% due 09/08/17 §	1,745,558	1,749,922
Term B-3 5.000% due 09/08/17 §	7,586,875	7,624,809
Pregis Holding I Corp (1st Lien) 5.000% due 05/20/21 §	2,500,000	2,509,375
Printpack Holdings Inc (1st Lien) 6.000% due 05/29/20 §	7,000,000	6,982,500
Quikrete Holdings Inc
(1st Lien)
4.000% due 09/28/20 §	3,706,913	3,717,340
(2nd Lien)
7.000% due 03/26/21 §	4,250,000	4,350,938
Ranpak Corp
(1st Lien)
4.500% due 04/23/19 §	1,428,624	1,437,552
(2nd Lien)
8.500% due 04/23/20 §	3,153,118	3,228,005
Tronox Inc Term B (Netherlands) 4.000% due 03/19/20 §	4,941,688	4,956,513
Univar Inc Term B
5.000% due 06/30/17 §	18,654,526	18,749,459
Utex Industries Inc (1st Lien) 5.000% due 05/14/21 §	1,500,000	1,515,938

		107,693,274

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 2.1%

Intelsat Jackson Holdings SA Term B-2 3.750% due 06/30/19 §	$8,005,406	$8,029,174
Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	11,300,000	11,336,725
Tranche B-III
4.000% due 08/01/19 §	3,500,000	3,509,296

		22,875,195

Utilities - 1.0%

La Frontera 4.500% due 09/30/20 §	3,251,957	3,266,184
Panda Temple Power II LLC 7.250% due 04/03/19 §	1,000,000	1,026,250
Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	5,097,131	5,032,774
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,481,250

		10,806,458

Total Senior Loan Notes (Cost $1,030,639,495)		1,033,354,301

	Shares	Value
SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	41,696,781	$41,696,781

Total Short-Term Investment (Cost $41,696,781)		41,696,781

TOTAL INVESTMENTS - 102.9% (Cost $1,087,903,062)		1,091,245,900

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(31,144,642)

NET ASSETS - 100.0%		$1,060,101,258

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $3,310,179 or 0.3% of the fund’s net assets as of June 30, 2014, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Allied Security Holdings LLC	$3,310,179	$3,312,736	$2,557

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes in Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$16,194,818	$—	$16,194,818	$—
	Senior Loan Notes	1,033,354,301	—	1,033,354,301	—
	Short-Term Investment	41,696,781	41,696,781	—	—
	Unfunded Loan Commitment	2,557	—	2,557	—

	Total Assets	$1,091,248,457	$41,696,781	$1,049,551,676	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 41.7%

Consumer Discretionary - 7.4%

Beazer Homes USA Inc 5.750% due 06/15/19 ~	$200,000	$200,500
Cablevision Systems Corp 8.625% due 09/15/17	150,000	174,938
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	427,000
Chrysler Group LLC 8.250% due 06/15/21	250,000	283,750
Clear Channel Communications Inc 10.000% due 01/15/18 ~	400,000	388,500
Landry’s Inc 9.375% due 05/01/20 ~	150,000	165,750
Lennar Corp 4.500% due 06/15/19	300,000	307,875
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	200,000	205,250
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18	150,000	155,625
NPC International Inc 10.500% due 01/15/20	350,000	396,375
The Ryland Group Inc 6.625% due 05/01/20	150,000	163,500

		2,869,063

Consumer Staples - 2.5%

Beverages & More Inc 10.000% due 11/15/18 ~	300,000	295,125
Reynolds Group Issuer Inc
8.250% due 02/15/21	250,000	273,125
9.875% due 08/15/19	200,000	222,750
Spectrum Brands Inc 6.750% due 03/15/20	150,000	161,250

		952,250

Energy - 4.7%

Chaparral Energy Inc 8.250% due 09/01/21	300,000	330,750
Halcon Resources Corp 9.750% due 07/15/20	200,000	219,250
NGL Energy Partners LP 5.125% due 07/15/19 ~	150,000	151,125
Regency Energy Partners LP 6.500% due 07/15/21	150,000	164,250
Samson Investment Co 10.750% due 02/15/20 ~	150,000	158,813
SandRidge Energy Inc 7.500% due 03/15/21	300,000	326,625
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	200,000	211,500
Tervita Corp (Canada) 8.000% due 11/15/18 ~	250,000	261,875

		1,824,188

Financials - 3.0%

E*TRADE Financial Corp 6.375% due 11/15/19	200,000	217,500
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	211,000
Nuveen Investments Inc 9.125% due 10/15/17 ~	250,000	272,188
Ocwen Financial Corp 6.625% due 05/15/19 ~	450,000	465,750

		1,166,438

	Principal Amount	Value
Health Care - 4.1%

Biomet Inc 6.500% due 08/01/20	$150,000	$162,375
CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	380,625
DaVita HealthCare Partners Inc 5.750% due 08/15/22	150,000	160,875
DJO Finance LLC 7.750% due 04/15/18	150,000	158,250
Tenet Healthcare Corp
5.000% due 03/01/19 ~	500,000	508,125
8.000% due 08/01/20	200,000	217,250

		1,587,500

Industrials - 4.6%

Ceridian LLC 8.125% due 11/15/17 ~	50,000	50,625
HD Supply Inc 11.500% due 07/15/20	300,000	360,000
Modular Space Corp 10.250% due 01/31/19 ~	300,000	316,500
Roofing Supply Group LLC 10.000% due 06/01/20 ~	150,000	161,250
The Hertz Corp 5.875% due 10/15/20	300,000	315,000
TransDigm Inc 5.500% due 10/15/20	250,000	255,350
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	150,000	154,950
United Rentals North America Inc 7.375% due 05/15/20	150,000	166,500

		1,780,175

Information Technology - 3.2%

Advanced Micro Devices Inc 6.750% due 03/01/19 ~	250,000	267,188
Blackboard Inc 7.750% due 11/15/19 ~	200,000	210,000
BMC Software Inc 7.250% due 06/01/18	100,000	105,000
NXP BV (Netherlands) 3.750% due 06/01/18 ~	150,000	151,125
Sanmina Corp 4.375% due 06/01/19 ~	500,000	500,625

		1,233,938

Materials - 7.4%

AK Steel Corp 7.625% due 05/15/20	250,000	258,750
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	206,750
ArcelorMittal (Luxembourg) 10.350% due 06/01/19	150,000	192,750
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	200,000	207,000
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	200,000	205,500
9.125% due 10/15/20 ~	200,000	221,000
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	348,001	365,184
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	268,750
Hexion US Finance Corp 6.625% due 04/15/20	150,000	159,750
Novelis Inc (Canada) 8.750% due 12/15/20	250,000	278,750
Tronox Finance LLC 6.375% due 08/15/20	200,000	207,500
Wise Metals Group LLC 8.750% due 12/15/18 ~	250,000	272,500

		2,844,184

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 3.8%

CenturyLink Inc 5.625% due 04/01/20	$150,000	$159,375
Hughes Satellite Systems Corp 7.625% due 06/15/21	150,000	172,500
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	200,000	212,500
Level 3 Financing Inc 7.000% due 06/01/20	300,000	329,250
Sprint Communications Inc 9.000% due 11/15/18 ~	150,000	182,250
T-Mobile USA Inc 6.464% due 04/28/19	150,000	158,250
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	271,250

		1,485,375

Utilities - 1.0%

GenOn Energy Inc 9.875% due 10/15/20	150,000	163,875
NRG Energy Inc 7.625% due 01/15/18	200,000	229,500

		393,375

Total Corporate Bonds & Notes (Cost $15,770,613)		16,136,486

SENIOR LOAN NOTES - 56.5%

Consumer Discretionary - 16.0%

Boyd Gaming Corp Term B 4.000% due 08/14/20 §	241,944	242,786
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	248,750	250,443
ClubCorp Club Operations Inc 4.000% due 07/24/20 §	500,000	498,854
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	498,750	496,568
Hilton Worldwide Inc 3.500% due 10/25/20 §	219,079	218,948
IMG Worldwide Inc 5.250% due 05/06/21 §	500,000	504,532
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	498,750	499,997
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	498,100	499,034
National Vision Inc (1st Lien) 4.000% due 03/12/21 §	498,750	496,256
Nine West Holdings Inc 4.750% due 10/08/19 §	500,000	503,146
Oceania Cruises Inc Term B-1 5.250% due 07/02/20 §	186,096	187,802
Playa Resorts Holdings BV 4.000% due 08/09/19 §	248,125	248,745
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	300,000	305,775
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	497,503	497,192
Tribune Co 4.000% due 12/27/20 §	248,750	249,371
Tropicana Entertainment (1st Lien) 4.000% due 11/18/20 §	248,125	249,055
Yonkers Racing Corp (1st Lien) 4.250% due 08/20/19 §	246,393	242,081

		6,190,585

	Principal Amount	Value
Consumer Staples - 5.1%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	$248,128	$249,722
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	256,927
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	247,500	250,439
Reddy Ice Corp Term B (1st Lien) 6.751% due 05/01/19 §	496,862	486,925
Rite Aid Corp Tranche 2 4.875% due 06/21/21 §	250,000	253,281
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	217,361	218,176
US Foods Inc 4.500% due 03/31/19 §	247,500	248,119

		1,963,589

Energy - 5.8%

Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	244,737	249,096
Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	750,000	775,578
HGIM Corp Term B 5.500% due 06/18/20 §	248,125	247,117
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	500,000	501,027
Seadrill Operating LP 4.000% due 02/21/21 §	497,500	494,874

		2,267,692

Financials - 5.2%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	247,490	248,625
HUB International Ltd 4.250% due 10/02/20 §	248,128	249,033
RE/MAX LLC 4.000% due 07/31/20 §	231,641	231,566
SAM Finance Lux SARL 4.250% due 12/17/20 §	248,750	249,890
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	650,000	724,750
USI Inc 4.250% due 12/27/19 §	297,750	298,556

		2,002,420

Health Care - 2.8%

Biomet Inc Term B-2 3.661% due 07/25/17 §	233,667	234,305
CHS/Community Health Systems Inc Term D 4.250% due 01/27/21 §	99,500	100,238
Crimson Merger Sub Inc due 06/30/21 µ	500,000	504,027
JLL/Delta Dutch Newco BV 4.250% due 03/11/21 §	250,000	248,437

		1,087,007

Industrials - 14.3%

Accudyne Industries Borrower S.C.A due 12/13/19 µ	500,000	499,197
Accudyne Industries LLC 4.000% due 12/13/19 §	240,615	240,229
AlixPartners LLP
Term B-2 (1st Lien)
4.000% due 07/10/20 §	246,875	247,209
(2nd Lien)
9.000% due 07/10/21 §	200,000	203,333
Alpha Topco Facility B 4.500% due 04/30/19 §	247,494	249,144

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	$500,000	$500,982
Ceridian Corp 4.400% due 08/14/15 §	242,161	243,004
CPG International Inc 4.750% due 09/30/20 §	248,125	248,862
Crosby US Acquisition Corp (1st Lien) 4.000% due 11/23/20 §	498,747	498,435
Gates Global Inc due 06/11/21 µ	500,000	499,024
LM US Member LLC (1st Lien) due 10/25/19 µ	250,000	250,781
North American Lifting Holdings Inc (1st Lien) 5.500% due 11/27/20 §	298,500	301,485
Ply Gem Industries Inc 4.000% due 02/01/21 §	498,750	496,381
Rexnord LLC/RBS Global Inc Term B 4.000% due 08/21/20 §	248,125	248,280
Roofing Supply Group LLC 5.000% due 05/31/19 §	498,731	499,874
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	298,500	299,619

		5,525,839

Information Technology - 1.3%

BMC Software Finance Inc 5.000% due 09/10/20 §	248,750	248,672
Infor (US) Inc Tranche B-3 3.750% due 06/03/20 §	245,311	244,085

		492,757

Materials - 4.4%

FMG Resources Property Ltd (Australia) 3.750% due 06/30/19 §	497,494	498,530
NewPage Corp Term B 9.500% due 02/11/21 §	300,000	301,237
Nexeo Solutions LLC Term B-2 5.000% due 09/08/17 §	398,985	399,982

	Principal Amount	Value
Quikrete Holdings Inc
(1st Lien)
4.000% due 09/28/20 §	$248,125	$248,823
(2nd Lien)
7.000% due 03/26/21 §	250,000	255,938

		1,704,510

Telecommunication Services - 1.6%

LTS Buyer LLC Term B (1st Lien) 4.000% due 04/13/20 §	397,990	397,990
WaveDivision Holdings LLC 4.000% due 10/12/19 §	248,737	249,461

		647,451

Total Senior Loan Notes (Cost $21,854,030)		21,881,850

	Shares

SHORT-TERM INVESTMENT - 5.0%

Money Market Fund - 5.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,914,184	1,914,184

Total Short-Term Investment (Cost $1,914,184)		1,914,184

TOTAL INVESTMENTS - 103.2% (Cost $39,538,827)		39,932,520

OTHER ASSETS & LIABILITIES, NET - (3.2%)		(1,226,484)

NET ASSETS - 100.0%		$38,706,036

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$16,136,486	$—	$16,136,486	$—
	Senior Loan Notes	21,881,850	—	21,881,850	—
	Short-Term Investment	1,914,184	1,914,184	—	—

	Total	$39,932,520	$1,914,184	$38,018,336	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Health Care - 0.0%

Amsurg Corp 5.250% *	125	$12,588

Total Convertible Preferred Stocks (Cost $12,500)		12,588

COMMON STOCKS - 2.3%

Consumer Discretionary - 0.9%

Cedar Fair LP	970	51,313
Ford Motor Co	950	16,378
L Brands Inc	400	23,464
Las Vegas Sands Corp	745	56,784
Lennar Corp ‘A’	460	19,311
MGM Resorts International *	1,780	46,992
Six Flags Entertainment Corp	1,327	56,464
Standard Pacific Corp *	1,940	16,684
The Michaels Cos Inc *	130	2,217

		289,607

Energy - 0.1%

Chesapeake Energy Corp	1,400	43,512

Health Care - 0.1%

HCA Holdings Inc *	450	25,371

Industrials - 0.5%

Ply Gem Holdings Inc *	830	8,383
The ADT Corp	1,950	68,133
United Rentals Inc *	750	78,548

		155,064

Information Technology - 0.2%

CommScope Holding Co Inc *	3,000	69,390

Materials - 0.4%

Berry Plastics Group Inc *	1,750	45,150
Freeport-McMoRan Copper & Gold Inc	1,470	53,655
Louisiana-Pacific Corp *	1,050	15,771

		114,576

Telecommunication Services - 0.0%

Intelsat SA (Luxembourg) *	570	10,739

Utilities - 0.1%

NRG Energy Inc	950	35,340

Total Common Stocks (Cost $628,107)		743,599

EXCHANGE-TRADED FUND - 3.0%

PowerShares Senior Loan Portfolio	39,010	970,179

Total Exchange-Traded Fund (Cost $971,233)		970,179

	Shares	Value
CLOSED-END MUTUAL FUNDS - 1.0%

Eaton Vance Senior Income Trust	2,413	$16,433
First Trust Senior Floating Rate Income Fund II	3,580	51,158
Invesco Senior Income Trust	23,846	119,468
Voya Prime Rate Trust	24,020	139,076

		326,135

Total Closed-End Mutual Funds (Cost $320,245)		326,135

	Principal Amount

CORPORATE BONDS & NOTES - 70.8%

Consumer Discretionary - 14.7%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$100,000	100,000
99 Cents Only Stores 11.000% due 12/15/19	100,000	111,250
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	200,000	214,000
Beazer Homes USA Inc
5.750% due 06/15/19 ~	75,000	75,187
7.250% due 02/01/23	100,000	104,125
7.500% due 09/15/21	100,000	106,500
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	175,000	147,219
11.250% due 06/01/17	50,000	46,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	50,000	52,500
11.000% due 10/01/21 ~	150,000	162,000
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	100,000	101,688
CCO Holdings LLC 5.750% due 09/01/23	150,000	156,000
CEC Entertainment Inc 8.000% due 02/15/22 ~	250,000	260,000
Cedar Fair LP
5.250% due 03/15/21	125,000	129,375
5.375% due 06/01/24 ~	25,000	25,344
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	50,000	50,063
6.375% due 09/15/20 ~	125,000	133,437
Clear Channel Communications Inc
10.000% due 01/15/18 ~	50,000	48,562
11.250% due 03/01/21	100,000	113,750
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	73,000	79,023
7.625% due 03/15/20	75,000	81,281
Dana Holding Corp
6.500% due 02/15/19	50,000	52,937
6.750% due 02/15/21	100,000	108,375
DISH DBS Corp
5.125% due 05/01/20	50,000	52,687
6.750% due 06/01/21	50,000	57,125
Greektown Holdings LLC 8.875% due 03/15/19 ~	125,000	128,125
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	100,000	106,438
Icahn Enterprises LP 5.875% due 02/01/22	150,000	157,875
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	125,000	128,750
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	150,000	159,750
Landry’s Inc 9.375% due 05/01/20 ~	50,000	55,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	$100,000	$101,750
MGM Resorts International 6.750% due 10/01/20	100,000	111,875
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	100,000	102,625
Michaels Stores Inc 5.875% due 12/15/20 ~	25,000	25,575
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	25,000	27,063
8.750% PIK due 10/15/21 ~	150,000	164,250
NPC International Inc 10.500% due 01/15/20	150,000	169,875
Penn National Gaming Inc 5.875% due 11/01/21 ~	125,000	118,438
Sinclair Television Group Inc
5.375% due 04/01/21	50,000	50,563
6.375% due 11/01/21	100,000	106,875
Standard Pacific Corp 6.250% due 12/15/21	200,000	214,500
The Ryland Group Inc 5.375% due 10/01/22	100,000	99,750
The ServiceMaster Co 8.000% due 02/15/20	100,000	108,250
Wolverine World Wide Inc 6.125% due 10/15/20	75,000	81,187

		4,787,192

Consumer Staples - 3.5%

Beverages & More Inc 10.000% due 11/15/18 ~	75,000	73,781
JBS Investments GmbH (Austria) 7.750% due 10/28/20 ~	200,000	215,000
JBS USA LLC 7.250% due 06/01/21 ~	100,000	107,750
Post Holdings Inc 6.000% due 12/15/22 ~	100,000	102,500
Reynolds Group Issuer Inc
8.250% due 02/15/21	100,000	109,250
9.000% due 04/15/19	200,000	212,750
9.875% due 08/15/19	75,000	83,531
Rite Aid Corp
6.750% due 06/15/21	50,000	54,375
9.250% due 03/15/20	50,000	57,125
Smithfield Foods Inc
5.875% due 08/01/21 ~	50,000	53,000
6.625% due 08/15/22	50,000	55,000

		1,124,062

Energy - 12.7%

Alpha Natural Resources Inc 6.000% due 06/01/19	100,000	73,250
Arch Coal Inc
7.250% due 10/01/20	50,000	37,625
7.250% due 06/15/21	50,000	36,750
Athlon Holdings LP 6.000% due 05/01/22 ~	125,000	129,688
Atlas Pipeline Partners LP
5.875% due 08/01/23	50,000	51,125
6.625% due 10/01/20	100,000	106,750
Basic Energy Services Inc 7.750% due 02/15/19	100,000	106,500
Baytex Energy Corp (Canada) 5.125% due 06/01/21 ~	100,000	100,750
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	100,000	102,500
Chaparral Energy Inc 8.250% due 09/01/21	150,000	165,375
Crestwood Midstream Partners LP 6.125% due 03/01/22 ~	175,000	185,063

	Principal Amount	Value
Energy XXI Gulf Coast Inc 6.875% due 03/15/24 ~	$125,000	$127,813
EV Energy Partners LP 8.000% due 04/15/19	100,000	105,500
Halcon Resources Corp
8.875% due 05/15/21	125,000	135,000
9.750% due 07/15/20	150,000	164,437
Hercules Offshore Inc
6.750% due 04/01/22 ~	50,000	47,688
7.500% due 10/01/21 ~	100,000	99,750
Hiland Partners LP
5.500% due 05/15/22 ~	25,000	25,375
7.250% due 10/01/20 ~	175,000	191,625
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	109,750
Kinder Morgan Inc 5.000% due 02/15/21 ~	150,000	156,375
Kodiak Oil & Gas Corp (Canada)
5.500% due 01/15/21	75,000	78,563
5.500% due 02/01/22	50,000	52,125
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	50,000	53,375
6.500% due 03/15/21 ~	100,000	106,500
Memorial Resource Development Corp 5.875% due 07/01/22 ~	175,000	177,188
NGL Energy Partners LP 5.125% due 07/15/19 ~	25,000	25,187
Pioneer Energy Services Corp 6.125% due 03/15/22 ~	100,000	103,875
QEP Resources Inc 6.875% due 03/01/21	100,000	112,750
Regency Energy Partners LP 5.750% due 09/01/20	150,000	162,375
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	150,000	159,375
Samson Investment Co 10.750% due 02/15/20 ~	100,000	105,875
Sanchez Energy Corp
6.125% due 01/15/23 ~	50,000	51,750
7.750% due 06/15/21 ~	125,000	136,250
SandRidge Energy Inc 7.500% due 03/15/21	150,000	163,312
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	200,000	211,500
Tervita Corp (Canada)
8.000% due 11/15/18 ~	75,000	78,563
10.875% due 02/15/18 ~	25,000	25,406
WPX Energy Inc 6.000% due 01/15/22	75,000	80,438

		4,143,096

Financials - 4.3%

CIT Group Inc 5.250% due 03/15/18	75,000	80,719
First Data Corp
10.625% due 06/15/21	50,000	58,500
12.625% due 01/15/21	125,000	154,219
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	100,000	107,625
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	211,000
Navient Corp 4.875% due 06/17/19	75,000	77,482
Nuveen Investments Inc
9.125% due 10/15/17 ~	75,000	81,656
9.500% due 10/15/20 ~	75,000	89,250
Ocwen Financial Corp 6.625% due 05/15/19 ~	125,000	129,375
RHP Hotel Properties LP REIT 5.000% due 04/15/21	100,000	100,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
ROC Finance LLC 12.125% due 09/01/18 ~	$75,000	$81,750
The Howard Hughes Corp 6.875% due 10/01/21 ~	200,000	215,000

		1,386,826

Health Care - 7.4%

Aviv Healthcare Properties LP 6.000% due 10/15/21	75,000	79,875
Biomet Inc
6.500% due 08/01/20	75,000	81,187
6.500% due 10/01/20	50,000	53,625
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	75,000	77,391
CHS/Community Health Systems Inc
6.875% due 02/01/22 ~	225,000	239,625
8.000% due 11/15/19	125,000	137,187
DaVita HealthCare Partners Inc 5.750% due 08/15/22	75,000	80,438
DJO Finance LLC 7.750% due 04/15/18	100,000	105,500
Endo Finance LLC 5.750% due 01/15/22 ~	75,000	76,688
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	100,000	111,000
HCA Holdings Inc 6.250% due 02/15/21	275,000	295,969
HCA Inc 6.500% due 02/15/16	50,000	53,937
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	100,000	103,875
LifePoint Hospitals Inc 5.500% due 12/01/21 ~	100,000	105,000
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	75,000	78,750
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	75,000	82,125
Tenet Healthcare Corp
4.750% due 06/01/20	50,000	51,375
5.000% due 03/01/19 ~	75,000	76,219
6.000% due 10/01/20	50,000	54,375
8.000% due 08/01/20	100,000	108,625
8.125% due 04/01/22	100,000	116,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	225,000	239,906

		2,408,672

Industrials - 7.6%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	100,000	103,125
ADS Waste Holdings Inc 8.250% due 10/01/20	75,000	81,187
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	96,159	96,851
Allegion US Holding Co Inc 5.750% due 10/01/21 ~	100,000	105,750
BC Mountain LLC 7.000% due 02/01/21 ~	75,000	72,937
Ceridian LLC 8.125% due 11/15/17 ~	25,000	25,312
CPG Merger Sub LLC 8.000% due 10/01/21 ~	100,000	105,750
HD Supply Inc
8.125% due 04/15/19	50,000	55,250
11.500% due 07/15/20	100,000	120,000
International Lease Finance Corp 6.250% due 05/15/19	150,000	168,375
Masco Corp 7.750% due 08/01/29	75,000	88,666

	Principal Amount	Value
Modular Space Corp 10.250% due 01/31/19 ~	$100,000	$105,500
Nortek Inc 8.500% due 04/15/21	95,000	105,450
Roofing Supply Group LLC 10.000% due 06/01/20 ~	125,000	134,375
The ADT Corp 6.250% due 10/15/21	225,000	239,063
The Hertz Corp 5.875% due 10/15/20	100,000	105,000
TMS International Corp 7.625% due 10/15/21 ~	125,000	134,375
TransDigm Inc
5.500% due 10/15/20	125,000	127,675
6.000% due 07/15/22 ~	25,000	25,719
United Airlines Pass Through Trust ‘B’
4.750% due 10/11/23	75,000	76,219
5.375% due 02/15/23	50,000	51,650
United Rentals North America Inc 7.625% due 04/15/22	150,000	169,125
US Airways Pass Through Trust ‘B’ 5.375% due 05/15/23	50,000	52,195
USG Corp 5.875% due 11/01/21 ~	75,000	79,594
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	47,849	49,577

		2,478,720

Information Technology - 3.0%

Advanced Micro Devices Inc 6.750% due 03/01/19 ~	100,000	106,875
Blackboard Inc 7.750% due 11/15/19 ~	125,000	131,250
BMC Software Finance Inc 8.125% due 07/15/21 ~	50,000	51,688
BMC Software Inc 7.250% due 06/01/18	75,000	78,750
Entegris Inc 6.000% due 04/01/22 ~	75,000	77,625
Equinix Inc
4.875% due 04/01/20	100,000	103,000
5.375% due 04/01/23	25,000	25,688
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	50,000	51,500
6.000% due 01/15/22 ~	25,000	26,688
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	100,000	102,750
NXP BV (Netherlands) 5.750% due 02/15/21 ~	200,000	211,250

		967,064

Materials - 9.9%

AK Steel Corp 8.375% due 04/01/22	125,000	133,125
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	100,000	103,375
APERAM (Luxembourg) 7.750% due 04/01/18 ~	375,000	400,781
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	150,000	162,938
7.250% due 03/01/41	50,000	53,375
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	200,000	205,500
7.000% due 11/15/20 ~	8,824	9,176
Berry Plastics Corp 5.500% due 05/15/22	100,000	100,688
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	75,000	77,063

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	$159,698	$167,583
BOE Merger Corp 9.500% PIK due 11/01/17 ~	50,000	52,812
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	215,000
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	75,000	81,938
Hexion U.S. Finance Corp
6.625% due 04/15/20	50,000	53,250
9.000% due 11/15/20	100,000	102,500
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	200,000	205,500
Louisiana-Pacific Corp 7.500% due 06/01/20	125,000	138,125
Mustang Merger Corp 8.500% due 08/15/21 ~	150,000	164,250
Novelis Inc (Canada) 8.750% due 12/15/20	100,000	111,500
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	125,000	138,437
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	115,000
TPC Group Inc 8.750% due 12/15/20 ~	100,000	111,250
Tronox Finance LLC 6.375% due 08/15/20	100,000	103,750
Wise Metals Group LLC 8.750% due 12/15/18 ~	125,000	136,250
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	75,000	76,781

		3,219,947

Telecommunication Services - 6.3%

CenturyLink Inc 5.625% due 04/01/20	50,000	53,125
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	99,500
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	150,000	159,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	150,000	172,500
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22	100,000	104,875
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	300,000	318,750
Level 3 Financing Inc
6.125% due 01/15/21 ~	25,000	26,875
7.000% due 06/01/20	100,000	109,750
Sprint Communications Inc
7.000% due 03/01/20 ~	250,000	288,750
9.000% due 11/15/18 ~	100,000	121,500
9.125% due 03/01/17	50,000	58,687
Sprint Corp 7.250% due 09/15/21 ~	300,000	331,875
T-Mobile USA Inc
6.250% due 04/01/21	50,000	53,313
6.633% due 04/28/21	150,000	162,938

		2,061,438

	Principal Amount	Value
Utilities - 1.4%

Calpine Corp
6.000% due 01/15/22 ~	$50,000	$54,125
7.500% due 02/15/21 ~	80,000	86,900
GenOn Energy Inc 9.875% due 10/15/20	125,000	136,562
NRG Energy Inc 6.250% due 07/15/22 ~	175,000	186,813

		464,400

Total Corporate Bonds & Notes (Cost $22,269,149)		23,041,417

SENIOR LOAN NOTES - 3.0%

Consumer Discretionary - 3.0%

Charter Communications Operating LLC Term E 3.000% due 07/01/20 §	248,744	245,448
Chrysler Group LLC Tranche B 3.250% due 12/31/18 §	249,375	249,062
Hilton Worldwide Finance LLC 3.500% due 10/25/20 §	235,169	235,028
MGM Resorts International Term B 3.500% due 12/20/19 §	248,737	248,333

		977,871

Total Senior Loan Notes (Cost $981,137)		977,871

	Shares
SHORT-TERM INVESTMENT - 6.7%

Money Market Fund - 6.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,188,624	2,188,624

Total Short-Term Investment (Cost $2,188,624)		2,188,624

TOTAL INVESTMENTS - 86.8% (Cost $27,370,995)		28,260,413

OTHER ASSETS & LIABILITIES, NET - 13.2%		4,290,745

NET ASSETS - 100.0%		$32,551,158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$12,588	$12,588	$—	$—
	Common Stocks (1)	743,599	743,599	—	—
	Exchange-Traded Fund	970,179	970,179	—	—
	Closed-End Mutual Funds	326,135	326,135	—	—
	Corporate Bonds & Notes	23,041,417	—	22,965,198	76,219
	Senior Loan Notes	977,871	—	977,871	—
	Short-Term Investment	2,188,624	2,188,624	—	—

	Total	$28,260,413	$4,241,125	$23,943,069	$76,219

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 31.1%

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic 5.450% due 02/09/17 ~	$200,000	$212,980

Barbados - 0.2%

Columbus International Inc 7.375% due 03/30/21 ~	300,000	324,375

Bermuda - 1.1%

Digicel Group Ltd
7.125% due 04/01/22 ~	550,000	574,750
8.250% due 09/30/20 ~	700,000	766,500
Ooredoo International Finance Ltd 7.875% due 06/10/19 ~	200,000	250,520

		1,591,770

Brazil - 0.4%

Banco Santander Brasil SA 8.000% due 03/18/16 ~	BRL 300,000	131,025
Banco Votorantim SA 6.250% due 05/16/16 ^ ~	300,000	158,058
Itau Unibanco Holding SA 10.500% due 11/23/15 ~	238,000	106,909
Oi SA 9.750% due 09/15/16 ~	300,000	127,970

		523,962

Cayman - 6.0%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	$250,000	240,152
Central China Real Estate Ltd
6.500% due 06/04/18 ~	300,000	288,894
8.000% due 01/28/20 ~	500,000	490,000
China SCE Property Holdings Ltd
10.500% due 01/14/16 ~	CNY 1,000,000	164,295
11.500% due 11/14/17 ~	$500,000	531,250
China Shanshui Cement Group Ltd
6.500% due 07/22/14 ~	CNY 1,000,000	161,532
8.500% due 05/25/16 ~	$400,000	418,480
10.500% due 04/27/17 ~	400,000	437,000
Comcel Trust 6.875% due 02/06/24	200,000	216,500
Country Garden Holdings Co Ltd
7.250% due 04/04/21 ~	325,000	318,500
7.500% due 01/10/23 ~	1,000,000	968,800
10.500% due 08/11/15	100,000	107,250
DP World Sukuk Ltd 6.250% due 07/02/17 ~	300,000	332,640
Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	60,375
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 450,000	801,894
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	$250,000	287,500
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	350,000	379,750
Nile Finance Ltd 5.250% due 08/05/15 ~	100,000	103,880
Sukuk Funding No 3 Ltd 4.348% due 12/03/18 ~	400,000	417,000
Sunac China Holdings Ltd
9.375% due 04/05/18 ~	300,000	306,750
12.500% due 10/16/17 ~	600,000	663,000

	Principal Amount	Value
Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	$316,000	$333,380
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	200,000	196,000

		8,224,822

Chile - 0.4%

Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	127,673
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	100,000	104,766
3.875% due 11/03/21 ~	200,000	208,218
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	100,000	109,825

		550,482

Colombia - 0.2%

Ecopetrol SA 7.625% due 07/23/19	50,000	61,500
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 238,000,000	138,474
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	242,000,000	137,500

		337,474

Costa Rica - 0.2%

Instituto Costarricense de Electricidad 6.950% due 11/10/21	$200,000	218,000

Cyprus - 0.2%

Mriya Agro Holding PLC 9.450% due 04/19/18 ~	400,000	322,000

Hong Kong - 0.3%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	210,000	203,806
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 1,000,000	168,018
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$100,000	108,580

		480,404

India - 0.2%

Export-Import Bank of India 4.000% due 01/14/23 ~	215,000	214,893

Indonesia - 0.3%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	187,500
Perusahaan Penerbit SBSN Indonesia 6.125% due 03/15/19 ~	200,000	223,250

		410,750

Ireland - 3.0%

Alfa Bank OJSC 7.500% due 09/26/19 ~	400,000	418,500
7.750% due 04/28/21 ~	400,000	436,500
8.625% due 04/26/16 ~	RUB 5,000,000	144,518
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$400,000	404,000
Credit Bank of Moscow 7.700% due 02/01/18 ~	400,000	409,000
Mobile Telesystems OJSC
5.000% due 05/30/23 ~	200,000	195,250
8.625% due 06/22/20 ~	700,000	831,530
Rosneft Oil Co 4.199% due 03/06/22 ~	200,000	187,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Vimpel Communications 7.748% due 02/02/21 ~	$600,000	$661,500
Vnesheconombank
5.450% due 11/22/17 ~	150,000	158,355
6.800% due 11/22/25 ~	100,000	107,620
6.902% due 07/09/20 ~	200,000	217,500

		4,171,273

Kazakhstan - 2.5%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	209,330
Halyk Savings Bank of Kazakhstan JSC
7.250% due 05/03/17 ~	100,000	108,380
7.250% due 01/28/21 ~	670,000	730,300
Kazkommertsbank JSC
6.875% due 02/13/17	EUR 400,000	555,936
7.500% due 11/29/16 ~	$200,000	201,500
8.000% due 11/03/15 ~	450,000	456,255
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	200,000	196,600
5.750% due 04/30/43 ~	350,000	337,750
7.000% due 05/05/20 ~	260,000	297,050
9.125% due 07/02/18 ~	130,000	157,118
Zhaikmunai LLP 7.125% due 11/13/19 ~	200,000	218,500

		3,468,719

Luxembourg - 3.9%

Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 300,000	123,082
Gazprom Neft OAO 6.000% due 11/27/23 ~	$200,000	206,250
Gazprom OAO
4.950% due 02/06/28 ~	100,000	94,250
8.625% due 04/28/34 ~	45,000	55,800
MHP SA
8.250% due 04/02/20 ~	650,000	604,630
10.250% due 04/29/15 ~	650,000	667,875
Millicom International Cellular SA 6.625% due 10/15/21 ~	275,000	297,000
Minerva Luxembourg SA
7.750% due 01/31/23 ~	400,000	429,000
12.250% due 02/10/22 ~	300,000	340,500
Promsvyazbank OJSC
8.500% due 04/25/17 ~	600,000	633,000
10.200% due 11/06/19 ~	200,000	209,000
Sberbank of Russia
5.717% due 06/16/21 ~	150,000	158,231
6.125% due 02/07/22 ~	210,000	225,488
TMK OAO
6.750% due 04/03/20 ~	700,000	689,500
7.750% due 01/27/18 ~	500,000	522,500
VTB Bank OJSC 6.875% due 05/29/18	100,000	108,010

		5,364,116

Malaysia - 0.3%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	100,000	111,555
Petronas Capital Ltd
5.250% due 08/12/19 ~	100,000	113,980
7.875% due 05/22/22 ~	115,000	153,119

		378,654

Mexico - 1.2%

America Movil SAB de CV 6.450% due 12/05/22	MXN 2,900,000	222,779
Cemex SAB de CV 6.500% due 12/10/19 ~	$750,000	805,312

	Principal Amount	Value
Petroleos Mexicanos
5.500% due 06/27/44	$55,000	$57,530
6.000% due 03/05/20	75,000	86,175
6.500% due 06/02/41	230,000	268,525
7.190% due 09/12/24 ~	MXN 1,750,000	137,475
8.000% due 05/03/19	$110,000	136,840

		1,714,636

Netherlands - 3.2%

DTEK Finance BV 9.500% due 04/28/15 ~	200,000	191,500
Indo Energy Finance II BV 6.375% due 01/24/23 ~	650,000	545,675
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	100,000	109,750
Majapahit Holding BV
7.750% due 01/20/20 ~	100,000	117,500
8.000% due 08/07/19 ~	100,000	118,500
Marfrig Holding Europe BV
6.875% due 06/24/19	200,000	202,800
8.375% due 05/09/18 ~	200,000	213,690
Metinvest BV
8.750% due 02/14/18 ~	900,000	796,500
10.250% due 05/20/15 ~	650,000	637,000
Nostrum Oil & Gas Finance BV 6.375% due 02/14/19	200,000	210,000
VimpelCom Holdings BV
7.504% due 03/01/22 ~	525,000	568,969
9.000% due 02/13/18 ~	RUB 5,000,000	142,695
VTR Finance BV 6.875% due 01/15/24 ~	$500,000	538,119

		4,392,698

Nigeria - 0.7%

Access Bank PLC 9.250% due 06/24/21 § ~	200,000	205,000
Sea Trucks Group 9.000% due 03/26/18 ~	800,000	782,000

		987,000

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	221,500
Petron Corp 7.000% due 11/10/17	PHP 5,000,000	118,404
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	$200,000	258,000

		597,904

Singapore - 0.3%

Olam International Ltd 6.000% due 10/25/22 ~	SGD 250,000	210,256
Yanlord Land Group Ltd 10.625% due 03/29/18 ~	$200,000	219,500

		429,756

South Africa - 0.7%

Edcon Proprietary Ltd 9.500% due 03/01/18 ~	EUR 550,000	764,877
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 2,200,000	206,475

		971,352

Sri Lanka - 0.2%

Bank of Ceylon 6.875% due 05/03/17 ~	$200,000	213,250

Sweden - 0.6%

TVN Finance Corp III AB 7.375% due 12/15/20 ~	EUR 500,000	777,078

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Turkey - 0.1%

Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 300,000	$130,770

Ukraine - 0.7%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$920,000	906,200

United Arab Emirates - 1.0%

Anka a Sukuk Ltd 10.000% due 08/25/16 ~	AED 500,000	151,111
Dolphin Energy Ltd 5.888% due 06/15/19 ~	$61,750	68,542
DP World Ltd 6.850% due 07/02/37 ~	700,000	784,000
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	270,000	329,387
Emirates Airline 4.500% due 02/06/25 ~	100,000	98,500

		1,431,540

United Kingdom - 1.6%

Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 250,000	108,622
DTEK Finance PLC 7.875% due 04/04/18 ~	$800,000	674,160
Oschadbank 8.250% due 03/10/16 ~	200,000	183,040
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	200,000	214,959
6.300% due 11/12/40	100,000	115,801
Trillion Chance Ltd 8.500% due 01/10/19 ~	400,000	404,520
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	500,000	531,250

		2,232,352

United States - 0.4%

Cemex Finance LLC 9.375% due 10/12/22	400,000	472,500
Petroleos Mexicanos 5.750% due 03/01/18	60,000	67,800

		540,300

Venezuela - 0.6%

Petroleos de Venezuela SA 4.900% due 10/28/14	702,665	702,946
5.250% due 04/12/17 ~	87,000	73,906
5.375% due 04/12/27 ~	76,000	47,424
12.750% due 02/17/22 ~	40,000	40,550

		864,826

Total Corporate Bonds & Notes (Cost $42,202,413)		42,984,336

SENIOR LOAN NOTES - 1.4%

Dubai - 1.4%

Dubai World Term A due 09/30/15 µ	608,554	511,185
Term B due 09/30/18 µ	1,716,325	1,441,713

		1,952,898

Total Senior Loan Notes (Cost $1,938,947)		1,952,898

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 54.7%

Argentina - 0.5%

Argentina Boden 7.000% due 10/03/15	$655,000	$636,660
Argentine Republic Government
8.280% due 12/31/33	42,221	35,170
8.750% due 06/02/17	8,777	8,053

		679,883

Azerbaijan - 0.1%

Republic of Azerbaijan 4.750% due 03/18/24	200,000	207,000

Belarus - 0.6%

Republic of Belarus
8.750% due 08/03/15 ~	310,000	320,478
8.950% due 01/26/18 ~	510,000	553,350

		873,828

Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	100,000	101,050

Brazil - 5.9%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	170,000	192,100
Brazil Letras do Tesouro Nacional 11.860% due 01/01/17	BRL 6,220,000	2,137,059
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	1,440,000	597,136
10.000% due 01/01/23	6,990,000	2,839,167
10.000% due 01/01/25	3,390,000	1,342,974
Brazilian Government
2.625% due 01/05/23	$200,000	185,200
4.250% due 01/07/25	375,000	380,531
4.875% due 01/22/21	200,000	219,000
5.875% due 01/15/19	90,000	103,455
8.875% due 04/15/24	90,000	126,675

		8,123,297

Chile - 0.2%

Chile Government
3.250% due 09/14/21	100,000	103,550
6.000% due 01/01/20 ~	CLP 60,000,000	116,812

		220,362

Colombia - 3.1%

Colombia Government
6.125% due 01/18/41	$390,000	469,950
7.375% due 03/18/19	240,000	293,400
7.375% due 09/18/37	200,000	273,500
7.750% due 04/14/21	COP 541,000,000	334,772
8.125% due 05/21/24	$180,000	243,900
9.850% due 06/28/27	COP 149,000,000	104,296
11.750% due 02/25/20	$152,000	220,780
12.000% due 10/22/15	COP 260,000,000	151,575
Colombian TES
6.000% due 04/28/28	878,800,000	427,300
7.000% due 05/04/22	1,267,300,000	695,918
7.500% due 08/26/26	572,100,000	317,024
10.000% due 07/24/24	1,011,200,000	671,889
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	144,000,000	71,712

		4,276,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Costa Rica - 0.3%

Costa Rica Government
4.250% due 01/26/23 ~	$200,000	$193,000
4.375% due 04/30/25 ~	90,000	84,735
5.625% due 04/30/43 ~	90,000	81,360

		359,095

Croatia - 0.6%

Croatia Government
6.375% due 03/24/21 ~	240,000	264,900
6.625% due 07/14/20 ~	470,000	527,575
6.750% due 11/05/19 ~	100,000	112,625

		905,100

Dominican Republic - 0.5%

Dominican Republic
5.875% due 04/18/24 ~	260,000	272,610
6.600% due 01/28/24 ~	100,000	109,400
7.450% due 04/30/44 ~	130,000	139,360
7.500% due 05/06/21 ~	150,000	171,975

		693,345

Ecuador - 0.2%

Ecuador Government
7.950% due 06/20/24 ~	200,000	206,700
9.375% due 12/15/15 ~	100,000	106,875

		313,575

Egypt - 0.1%

Egypt Government 5.750% due 04/29/20 ~	100,000	104,870

El Salvador - 0.3%

El Salvador Government
5.875% due 01/30/25 ~	85,000	83,640
7.650% due 06/15/35 ~	145,000	157,543
8.250% due 04/10/32 ~	120,000	137,700

		378,883

Gabon - 0.3%

Gabonese Republic 6.375% due 12/12/24 ~	400,000	438,936

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	200,000	228,500

Ghana - 0.1%

Republic of Ghana 8.500% due 10/04/17 ~	130,000	137,150

Guatemala - 0.1%

Guatemala Government 4.875% due 02/13/28 ~	200,000	198,200

Hungary - 2.9%

Hungary Government
4.125% due 02/19/18	264,000	275,880
4.750% due 02/03/15	81,000	82,863
5.375% due 02/21/23	460,000	497,375
5.375% due 03/25/24	184,000	197,340
5.750% due 11/22/23	370,000	409,775
6.000% due 11/24/23	HUF 77,570,000	389,715
6.250% due 01/29/20	$236,000	267,949

	Principal Amount	Value
6.500% due 06/24/19	HUF 26,880,000	$136,156
6.750% due 11/24/17	165,730,000	825,163
7.000% due 06/24/22	121,890,000	645,427
7.625% due 03/29/41	$276,000	354,831

		4,082,474

Indonesia - 1.7%

Indonesia Government
4.875% due 05/05/21 ~	200,000	211,000
5.875% due 03/13/20 ~	100,000	111,500
6.875% due 01/17/18 ~	275,000	315,906
7.750% due 01/17/38 ~	100,000	125,000
11.625% due 03/04/19 ~	100,000	136,500
Indonesia Treasury
6.125% due 05/15/28	IDR 217,000,000	14,516
6.625% due 05/15/33	2,830,000,000	192,502
8.375% due 03/15/24	5,804,000,000	486,031
9.000% due 03/15/29	5,789,000,000	502,878
9.500% due 06/15/15	3,000,000,000	259,771

		2,355,604

Iraq - 0.2%

Republic of Iraq 5.800% due 01/15/28 ~	$280,000	254,100

Ivory Coast - 0.9%

Ivory Coast Government 5.750% due 12/31/32 § ~	1,220,000	1,191,025

Kazakhstan - 0.1%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	200,000	207,628

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	200,000	208,400

Latvia - 0.2%

Republic of Latvia 2.750% due 01/12/20 ~	300,000	297,750

Lebanon - 1.1%

Lebanon Government
4.100% due 06/12/15 ~	128,000	129,562
5.150% due 11/12/18 ~	50,000	50,375
5.450% due 11/28/19 ~	100,000	100,750
6.100% due 10/04/22 ~	343,000	350,718
6.375% due 03/09/20	229,000	241,023
6.600% due 11/27/26 ~	360,000	368,640
8.250% due 04/12/21 ~	204,000	234,600

		1,475,668

Lithuania - 0.8%

Lithuania Government
5.125% due 09/14/17 ~	100,000	110,438
6.125% due 03/09/21 ~	300,000	352,020
6.625% due 02/01/22 ~	200,000	242,500
7.375% due 02/11/20 ~	280,000	344,400

		1,049,358

Malaysia - 2.0%

Malaysia Government
3.314% due 10/31/17	MYR 384,000	118,758
3.394% due 03/15/17	818,000	254,091
3.418% due 08/15/22	1,020,000	305,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
3.492% due 03/31/20	MYR 1,200,000	$366,819
3.502% due 05/31/27	140,000	40,147
3.580% due 09/28/18	820,000	254,676
3.654% due 10/31/19	979,000	303,879
4.012% due 09/15/17	1,195,000	377,244
4.048% due 09/30/21	280,000	87,988
4.160% due 07/15/21	870,000	274,552
4.181% due 07/15/24	353,000	111,336
4.378% due 11/29/19	417,000	133,694
4.392% due 04/15/26	230,000	73,175
4.498% due 04/15/30	140,000	44,449
5.248% due 09/15/28	90,000	30,779

		2,777,180

Mexico - 3.5%

Mexican Bonos
6.500% due 06/09/22	MXN 5,220,000	428,667
7.500% due 06/03/27	8,540,000	748,377
7.750% due 05/29/31	8,190,000	723,453
8.500% due 05/31/29	8,430,000	795,396
8.500% due 11/18/38	2,240,000	211,299
10.000% due 12/05/24	1,460,000	150,550
10.000% due 11/20/36	2,980,000	320,324
Mexican Udibonos 4.000% due 11/15/40 ^	5,688,561	496,655
Mexico Government
4.750% due 03/08/44	$170,000	174,250
5.750% due 10/12/10	160,000	170,560
5.950% due 03/19/19	130,000	151,710
6.050% due 01/11/40	112,000	136,304
6.750% due 09/27/34	250,000	325,000

		4,832,545

Morroco - 0.4%

Morocco Government
4.250% due 12/11/22 ~	300,000	301,875
5.500% due 12/11/42 ~	200,000	197,576

		499,451

Nigeria - 0.1%

Nigeria Government 16.000% due 06/29/19	NGN 20,160,000	145,204

Pakistan - 0.6%

Pakistan Government
7.125% due 03/31/16 ~	$200,000	207,000
7.250% due 04/15/19 ~	410,500	421,789
8.250% due 04/15/24 ~	200,000	207,250

		836,039

Panama - 0.4%

Panama Government
4.300% due 04/29/53	40,000	35,080
6.700% due 01/26/36	200,000	247,700
8.875% due 09/30/27	90,000	129,375
9.375% due 04/01/29	70,000	104,510

		516,665

Paraguay - 0.1%

Republic of Paraguay 4.625% due 01/25/23 ~	200,000	205,200

Peru - 1.0%

Peruvian Government
6.850% due 02/12/42 ~	PEN 65,000	24,029
6.900% due 08/12/37 ~	310,000	115,962
6.950% due 08/12/31 ~	170,000	65,457
7.125% due 03/30/19	$40,000	48,900

	Principal Amount	Value
7.350% due 07/21/25	$298,000	$396,340
8.200% due 08/12/26 ~	PEN 814,000	356,365
8.750% due 11/21/33	$210,000	320,670

		1,327,723

Philippines - 1.1%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	229,954
4.000% due 01/15/21	$280,000	297,850
6.250% due 01/14/36	PHP 10,000,000	250,286
7.750% due 01/14/31	$220,000	304,700
9.500% due 02/02/30	197,000	308,798
10.625% due 03/16/25	100,000	157,375

		1,548,963

Poland - 2.7%

Poland Government
2.750% due 08/25/23 ^	PLN 357,343	126,439
3.000% due 08/24/16 ^	379,686	129,681
3.000% due 03/17/23	$68,000	66,232
4.000% due 10/25/23	PLN 1,071,000	368,111
4.750% due 04/25/17	171,000	59,568
5.000% due 03/23/22	$129,000	143,706
5.250% due 10/25/20	PLN 366,000	134,921
5.500% due 10/25/19	1,251,000	461,522
5.750% due 10/25/21	801,000	305,919
5.750% due 09/23/22	3,812,000	1,468,833
5.750% due 04/25/29	627,000	254,194
6.375% due 07/15/19	$196,000	232,750

		3,751,876

Romania - 1.3%

Romania Government
4.375% due 08/22/23 ~	444,000	457,231
4.750% due 06/24/19	RON 110,000	36,376
5.600% due 11/28/18	110,000	37,946
5.750% due 04/29/20	250,000	86,613
5.850% due 04/26/23	720,000	250,031
5.900% due 07/26/17	490,000	166,691
5.950% due 06/11/21	60,000	21,104
6.125% due 01/22/44 ~	$70,000	79,720
6.750% due 02/07/22 ~	502,000	601,145

		1,736,857

Russia - 4.9%

Russian Federal
6.200% due 01/31/18	RUB 12,322,000	344,001
6.400% due 05/27/20	4,860,000	132,318
6.700% due 05/15/19	5,389,000	151,003
6.800% due 12/11/19	12,704,000	355,450
6.900% due 08/03/16	12,486,000	361,394
7.000% due 01/25/23	11,462,000	315,606
7.000% due 08/16/23	16,651,000	452,701
7.050% due 01/19/28	15,450,000	408,817
7.400% due 04/19/17	23,732,000	691,528
7.400% due 06/14/17	23,885,000	692,823
7.500% due 03/15/18	8,257,000	239,751
7.500% due 02/27/19	27,638,000	796,479
7.600% due 04/14/21	18,537,000	532,785
7.600% due 07/20/22	9,693,000	275,741
8.150% due 02/03/27	6,941,000	201,498
Russian Foreign
5.875% due 09/16/43 ~	$200,000	215,000
7.500% due 03/31/30 § ~	475,390	551,519

		6,718,414

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	200,000	232,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Serbia - 0.5%

Republic of Serbia
5.875% due 12/03/18 ~	$200,000	$213,750
7.250% due 09/28/21 ~	400,000	457,500

		671,250

South Africa - 4.4%

South Africa Government
5.500% due 03/09/20	200,000	219,850
5.875% due 05/30/22	200,000	223,500
6.250% due 03/31/36	ZAR 3,153,800	220,576
6.500% due 02/28/41	2,200,000	154,567
6.875% due 05/27/19	$210,000	243,862
7.000% due 02/28/31	ZAR 11,930,000	946,560
7.750% due 02/28/23	10,169,900	933,352
8.000% due 12/21/18	9,543,000	912,516
8.250% due 09/15/17	11,598,800	1,119,791
8.750% due 02/28/48	2,068,000	187,798
10.500% due 12/21/26	8,438,700	926,523

		6,088,895

Sri Lanka - 0.1%

Sri Lanka Government 6.250% due 10/04/20 ~	$140,000	149,450

Thailand - 1.6%

Thailand Government
1.200% due 07/14/21 ^ ~	THB 10,044,056	297,365
1.250% due 03/12/28 ^ ~	4,304,748	118,103
3.625% due 06/16/23	18,883,000	577,130
3.650% due 12/17/21	8,100,000	250,920
3.875% due 06/13/19	31,990,000	1,019,000

		2,262,518

Turkey - 4.2%

Turkey Government
3.000% due 02/23/22 ^	TRY 1,439,127	736,002
4.000% due 04/01/20 ^	681,389	361,182
5.625% due 03/30/21	$100,000	109,500
6.000% due 01/14/41	200,000	214,500
6.750% due 04/03/18	320,000	362,080
6.875% due 03/17/36	240,000	283,500
7.000% due 09/26/16	110,000	121,682
7.000% due 03/11/19	100,000	115,475
7.000% due 06/05/20	25,000	29,180
7.100% due 03/08/23	TRY 1,345,100	577,124
7.250% due 03/05/38	$160,000	198,000
7.375% due 02/05/25	215,000	261,763
7.500% due 07/14/17	120,000	136,989
8.000% due 02/14/34	160,000	210,816
8.300% due 06/20/18	TRY 881,900	419,075
8.500% due 09/14/22	853,000	399,806
8.800% due 09/27/23	960,000	456,075
9.500% due 01/12/22	606,300	299,272
10.400% due 03/27/19	803,500	409,601
10.400% due 03/20/24	260,000	136,560

		5,838,182

Ukraine - 1.1%

Ukraine Government
7.500% due 04/17/23 ~	$600,000	567,750
7.750% due 09/23/20 ~	200,000	192,050
7.800% due 11/28/22 ~	300,000	285,375
7.950% due 02/23/21 ~	200,000	192,250
9.250% due 07/24/17 ~	250,000	254,687

		1,492,112

	Principal Amount	Value
United Arab Emirates - 0.1%

Emirate of Dubai Government 5.250% due 01/30/43 ~	$200,000	$187,040

Uruguay - 1.0%

Uruguay Government
3.700% due 06/26/37 ^	UYU 1,353,912	60,846
4.125% due 11/20/45	$167,374	146,452
4.250% due 04/05/27 ^	UYU 6,779,404	322,799
4.375% due 12/15/28 ^	4,500,735	219,335
4.500% due 08/14/24 ^	$169,235	179,981
5.000% due 09/14/18 ^	UYU 1,081,495	51,311
7.625% due 03/21/36	$92,000	123,970
7.875% due 01/15/33	188,000	256,620

		1,361,314

Venezuela - 1.9%

Venezuela Government
5.750% due 02/26/16 ~	50,000	47,475
6.000% due 12/09/20 ~	62,000	47,895
7.650% due 04/21/25	130,000	100,750
7.750% due 10/13/19 ~	195,000	169,650
8.250% due 10/13/24 ~	57,000	46,028
8.500% due 10/08/14	316,000	317,580
9.000% due 05/07/23 ~	150,000	129,000
9.250% due 09/15/27	235,000	203,275
9.250% due 05/07/28 ~	119,000	100,555
11.750% due 10/21/26 ~	662,100	651,506
11.950% due 08/05/31 ~	572,500	563,913
12.750% due 08/23/22 ~	207,000	213,728

		2,591,355

Vietnam - 0.3%

Vietnam Government
6.750% due 01/29/20 ~	200,000	228,000
6.875% due 01/15/16 ~	200,000	215,000

		443,000

Total Foreign Government Bonds & Notes (Cost $73,951,305)		75,574,346

SHORT-TERM INVESTMENTS - 9.6%

Foreign Government Issues - 0.5%

Indonesia Treasury 5.872% due 10/09/14	IDR 656,000,000	54,423
Nigeria Treasury Bills
10.858% due 10/09/14	NGN 9,100,000	54,284
12.614% due 08/14/14	17,000,000	102,424
12.629% due 07/24/14	19,200,000	117,106
12.812% due 08/07/14	21,600,000	131,219
13.039% due 08/21/14	20,400,000	123,415

		582,871

	Shares

Money Market Fund - 9.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	12,596,880	12,596,880

Total Short-Term Investments (Cost $13,182,368)		13,179,751

TOTAL INVESTMENTS - 96.8% (Cost $131,275,033)		133,691,331

OTHER ASSETS & LIABILITIES, NET - 3.2%		4,439,985

NET ASSETS - 100.0%		$138,131,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	1,663,670	USD	730,000	07/14	CSF	$22,489
BRL	2,677,244	USD	1,215,548	07/14	HSB	(1,604)
BRL	715,604	USD	319,837	07/14	JPM	3,835
BRL	1,764,723	USD	770,000	07/14	MER	28,196
BRL	848,965	USD	370,000	07/14	UBS	13,992
BRL	2,315,718	USD	1,051,405	07/14	UBS	(1,388)
BRL	2,094,622	USD	937,694	08/14	HSB	175
CLP	243,624,137	USD	428,388	07/14	SCB	10,589
CLP	33,270,000	USD	60,000	08/14	UBS	(228)
CNH	3,847,871	USD	608,455	03/15	HSB	4,038
CNH	5,513,200	USD	895,000	03/15	HSB	(17,425)
CNH	5,632,467	USD	903,413	03/15	SCB	(7,276)
CNY	2,345,170	USD	380,000	08/14	CIT	(3,734)
CNY	18,145,121	USD	2,935,391	08/14	HSB	(24,137)
COP	312,920,428	USD	160,152	07/14	CSF	6,300
COP	286,342,500	USD	150,000	07/14	DUB	2,314
COP	1,798,004,000	USD	931,473	07/14	GSC	24,938
COP	135,462,600	USD	70,000	07/14	HSB	2,057
COP	390,339,572	USD	200,061	07/14	MSC	7,572
COP	555,085,375	USD	294,475	07/14	SCB	791
COP	135,171,253	USD	69,543	07/14	UBS	2,358
COP	311,776,269	USD	165,525	08/14	SCB	(61)
CZK	16,686,330	USD	838,315	07/14	BRC	(5,473)
CZK	5,666,115	USD	281,866	08/14	DUB	1,006
CZK	1,409,892	USD	70,000	08/14	MER	387
EUR	218,401	USD	297,520	07/14	GSC	1,554
GBP	426,259	USD	714,369	07/14	MER	15,037
HUF	24,498,100	USD	110,000	07/14	HSB	(1,830)
HUF	70,245,675	USD	320,943	07/14	ING	(10,777)
HUF	89,347,946	USD	398,937	07/14	MER	(4,427)
HUF	31,381,854	USD	140,000	08/14	DUB	(1,576)
HUF	104,795,429	USD	462,397	09/14	JPM	(643)
IDR	2,709,120,755	USD	224,637	07/14	DUB	2,789
IDR	4,527,320,000	USD	380,000	07/14	HSB	61
ILS	1,706,862	USD	489,595	07/14	MER	7,675
ILS	173,845	USD	50,000	08/14	MER	641
INR	81,710,436	USD	1,375,018	07/14	BRC	(27,243)
INR	10,760,400	USD	180,000	07/14	DUB	(2,512)
INR	81,504,000	USD	1,371,429	07/14	GSC	(27,059)
INR	6,031,000	USD	100,000	07/14	HSB	(521)
INR	48,441,092	USD	790,278	08/14	DUB	3,723
INR	17,664,259	USD	289,199	09/14	BRC	(2,233)
INR	23,512,000	USD	383,901	09/14	MER	(1,935)
KRW	992,504,000	USD	970,000	07/14	BNP	9,680
KRW	1,761,046,000	USD	1,714,581	07/14	BRC	23,711
KRW	113,179,000	USD	110,000	07/14	DUB	1,717
KRW	994,700,000	USD	980,000	08/14	UBS	-
MXN	6,492,782	USD	501,122	07/14	BRC	(1,843)
MXN	11,118,265	USD	842,548	07/14	BRC	12,418
MXN	757,384	USD	58,698	07/14	DUB	(457)
MXN	17,373,098	USD	1,320,117	07/14	DUB	15,830
MXN	6,374,753	USD	490,000	07/14	HSB	202
MXN	4,029,690	USD	310,000	07/14	JPM	(127)
MXN	28,990,266	USD	2,203,075	07/14	UBS	26,203
MXN	5,274,929	USD	405,530	08/14	BRC	(649)
MXN	11,945,059	USD	915,728	08/14	GSC	1,123
MYR	44,200	USD	13,689	07/14	ANZ	42
MYR	1,124,124	USD	345,130	07/14	BRC	4,089
MYR	250,664	USD	77,593	07/14	CIT	278
MYR	358,600	USD	110,000	07/14	DUB	1,402
MYR	43,800	USD	13,562	07/14	JPM	44
MYR	1,000,000	USD	308,252	07/14	UBS	2,407
MYR	257,480	USD	80,000	08/14	BRC	(203)
MYR	2,247,939	USD	693,123	08/14	BRC	3,546

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MYR	419,744	USD	130,000	08/14	DUB	$85
MYR	2,700,000	USD	830,386	09/14	DUB	4,388
PEN	40,658	USD	14,381	07/14	DUB	94
PEN	252,108	USD	90,000	07/14	MER	(243)
PEN	142,023	USD	48,497	11/14	DUB	1,560
PEN	523,801	USD	179,138	11/14	MER	5,480
PEN	123,981	USD	42,271	11/14	MSC	1,427
PHP	41,104,825	USD	937,311	07/14	BRC	3,790
PHP	5,273,760	USD	120,000	07/14	HSB	744
PHP	34,300,500	USD	780,000	07/14	MER	5,474
PLN	1,684,327	USD	552,562	07/14	BRC	838
PLN	3,749,494	USD	1,222,938	07/14	DUB	8,989
PLN	1,698,851	USD	554,630	08/14	BRC	2,586
RON	193,230	USD	60,000	07/14	BRC	246
RON	2,283,293	USD	705,090	07/14	UBS	6,809
RUB	14,323,185	USD	400,000	07/14	BRC	18,449
RUB	15,075,720	USD	423,000	07/14	CSF	17,434
RUB	6,533,100	USD	180,000	07/14	DUB	10,863
RUB	37,782,497	USD	1,074,228	07/14	HSB	29,581
RUB	32,179,578	USD	933,174	09/14	BRC	(3,579)
SGD	62,420	USD	50,000	07/14	CIT	60
SGD	3,548,133	USD	2,829,723	07/14	UBS	15,853
THB	6,396,439	USD	196,935	07/14	BRC	(148)
THB	4,000,000	USD	123,571	07/14	GSC	(511)
THB	3,900,000	USD	120,538	07/14	HSB	(554)
THB	5,200,000	USD	160,000	07/14	MER	(22)
THB	2,207,524	USD	67,856	08/14	DUB	(30)
THB	11,976,784	USD	365,480	08/14	JPM	2,504
THB	11,450,000	USD	350,850	08/14	UBS	949
THB	28,532,181	USD	875,355	09/14	BRC	48
THB	21,798,000	USD	669,369	09/14	UBS	(580)
TRY	1,836,785	USD	866,940	07/14	CIT	(5,731)
TRY	755,517	USD	352,080	07/14	DUB	2,157
TRY	233,219	USD	106,196	07/14	GSC	3,153
TRY	297,066	USD	140,000	07/14	HSB	(715)
TRY	1,033,219	USD	480,829	07/14	MER	3,613
TRY	233,219	USD	108,002	08/14	MER	677
TRY	233,219	USD	108,114	08/14	MSC	564
TWD	34,892,000	USD	1,162,485	07/14	CIT	6,498
TWD	34,424,744	USD	1,146,631	07/14	UBS	6,697
USD	755,355	BRL	1,663,670	07/14	CSF	997
USD	1,201,069	BRL	2,677,244	07/14	HSB	(9,866)
USD	324,905	BRL	715,604	07/14	JPM	429
USD	801,237	BRL	1,764,723	07/14	MER	1,057
USD	1,011,363	BRL	2,315,718	07/14	UBS	(36,052)
USD	385,455	BRL	848,965	07/14	UBS	509
USD	305,000	BRL	677,558	08/14	UBS	1,623
USD	598,192	CNH	3,847,871	03/17	HSB	(4,431)
USD	895,000	CNH	5,585,695	03/17	HSB	20,212
USD	903,413	CNH	5,705,177	03/17	SCB	10,090
USD	570,147	COP	1,105,136,937	07/14	BRC	(17,708)
USD	37,300	COP	71,302,770	07/14	CIT	(628)
USD	53,556	COP	102,559,710	07/14	CSF	(999)
USD	240,000	COP	458,148,000	07/14	DUB	(3,702)
USD	2,187,730	EUR	1,577,645	07/14	DUB	27,336
USD	1,479,807	GBP	882,133	07/14	BRC	(29,680)
USD	40,457	HUF	8,864,307	07/14	BRC	1,318
USD	213,515	HUF	47,603,085	08/14	UBS	3,539
USD	40,000	HUF	9,074,326	08/14	UBS	(26)
USD	258,114	HUF	58,248,658	09/14	BRC	1,456
USD	360,040	MXN	4,664,859	07/14	BRC	1,324
USD	68,309	MXN	887,709	07/14	CIT	46
USD	79,831	MXN	1,044,024	07/14	DUB	(452)
USD	269,085	MXN	3,496,628	07/14	DUB	203
USD	19,774	MXN	256,980	07/14	HSB	13
USD	254,672	PHP	11,169,931	07/14	HSB	(1,065)
USD	130,947	PLN	400,156	07/14	BRC	(528)
USD	248,577	PLN	761,370	09/14	UBS	(691)
USD	57,290	RON	184,344	07/14	BRC	(186)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	13,804	RON	44,733	07/14	ING	($143)
USD	35,329	RON	114,659	08/14	DUB	(381)
USD	1,460,000	RUB	51,028,460	07/14	CSF	(30,787)
USD	310,000	RUB	10,936,025	07/14	DUB	(9,494)
USD	350,000	RUB	12,077,625	08/14	CSF	-
USD	476,494	RUB	16,431,423	09/14	BRC	1,827
USD	574,584	TRY	1,232,086	07/14	DUB	(3,101)
USD	355,158	TRY	855,303	08/14	DUB	(43,408)
USD	452,324	ZAR	4,894,725	07/14	BRC	(5,414)
USD	545,303	ZAR	5,892,979	07/14	MER	(5,788)
USD	270,206	ZAR	2,835,085	07/14	UBS	5,079
ZAR	856,288	USD	80,000	07/14	BRC	77
ZAR	1,948,356	USD	180,000	07/14	CIT	2,203
ZAR	950,431	USD	90,884	07/14	MER	(2,003)
ZAR	5,959,821	USD	550,000	07/14	UBS	7,308

Total Forward Foreign Currency Contracts						$149,458

(c)	Swap agreements outstanding as of June 30, 2014 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month ZAR JIBAR	BRC	Pay	6.580%	11/07/16	ZAR 6,800,000	($4,111)	$-	($4,111)
Brazil CETIP Interbank	HSB	Pay	12.285%	01/02/17	BRL 731,495	(3,616)	-	(3,616)
Brazil CETIP Interbank	HSB	Pay	12.303%	01/02/17	3,251,816	(16,112)	-	(16,112)
Brazil CETIP Interbank	HSB	Pay	12.490%	01/02/17	1,587,981	(4,634)	-	(4,634)
3-Month ZAR JIBAR	HSB	Pay	6.695%	01/14/17	ZAR 3,762,000	762		762
3-Month ZAR JIBAR	MSC	Pay	6.760%	01/17/17	3,800,000	(814)	-	(814)
3-Month ZAR JIBAR	BRC	Pay	7.115%	04/10/17	2,300,000	998	-	998

						($27,527)	$-	($27,527)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 7.875% due 04/15/19	ANZ	04/15/19	IDR 2,000,000,000	$172,472	$175,324	($2,852)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	3,600,000,000	382,691	429,792	(47,101)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	7,841,000,000	688,764	681,899	6,865
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	81,829	95,878	(14,049)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	900,000,000	77,121	90,679	(13,558)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	1,800,000,000	135,727	162,268	(26,541)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	1,500,000,000	151,516	178,255	(26,739)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	18,559	22,842	(4,283)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	584,000,000	48,590	49,758	(1,168)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	4,879,000,000	405,944	398,493	7,451

				$2,163,213	$2,285,188	($121,975)

Total Swap Agreements				$2,135,686	$2,285,188	($149,502)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$42,984,336	$—	$42,984,336	$—
	Senior Loan Notes	1,952,898	—	1,952,898	—
	Foreign Government Bonds & Notes	75,574,346	—	75,574,346	—
	Short-Term Investments	13,179,751	12,596,880	582,871	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	513,465	—	513,465	—
	Interest Rate Contracts
	Swaps	2,164,973	—	2,164,973	—

	Total Assets - Derivatives	2,678,438	—	2,678,438	—

	Total Assets	136,369,769	12,596,880	123,772,889	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(364,007)	—	(364,007)	—
	Interest Rate Contracts
	Swaps	(29,287)	—	(29,287)	—

	Total Liabilities - Derivatives	(393,294)	—	(393,294)	—

	Total Liabilities	(393,294)	—	(393,294)	—

	Total	$135,976,475	$12,596,880	$123,379,595	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 14.1%

Carnival Corp (Panama)	142,260	$5,356,089
Comcast Corp ‘A’	83,988	4,508,476
General Motors Co	169,900	6,167,370
Johnson Controls Inc	79,901	3,989,457
Kohl’s Corp	62,951	3,316,259
Newell Rubbermaid Inc	59,367	1,839,783
Target Corp	40,792	2,363,896
Time Inc *	3,315	80,289
Time Warner Cable Inc	28,580	4,209,834
Time Warner Inc	26,527	1,863,522
Twenty-First Century Fox Inc ‘B’	121,490	4,158,603
Viacom Inc ‘B’	81,015	7,026,431

		44,880,009

Consumer Staples - 4.5%

ConAgra Foods Inc	150,287	4,460,518
CVS Caremark Corp	63,789	4,807,777
Mondelez International Inc ‘A’	64,209	2,414,900
Unilever NV ‘NY’ (Netherlands)	59,487	2,603,151

		14,286,346

Energy - 17.4%

BP PLC ADR (United Kingdom)	123,146	6,495,952
Chevron Corp	32,327	4,220,289
Halliburton Co	83,153	5,904,695
Murphy Oil Corp	66,171	4,399,048
Noble Corp PLC (United Kingdom)	33,077	1,110,064
Occidental Petroleum Corp	38,998	4,002,365
QEP Resources Inc	113,919	3,930,206
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	87,735	7,226,732
Suncor Energy Inc (Canada)	178,878	7,625,569
Weatherford International PLC (Ireland) *	463,381	10,657,763

		55,572,683

Financials - 23.7%

Aflac Inc	31,136	1,938,216
Bank of America Corp	330,630	5,081,783
Citigroup Inc	263,170	12,395,307
Fifth Third Bancorp	166,334	3,551,231
JPMorgan Chase & Co	165,710	9,548,210
MetLife Inc	80,149	4,453,078
Morgan Stanley	150,876	4,877,821
State Street Corp	54,248	3,648,720
The Allstate Corp	101,692	5,971,354
The Bank of New York Mellon Corp	182,183	6,828,218
The Goldman Sachs Group Inc	17,181	2,876,787
The PNC Financial Services Group Inc	57,208	5,094,372
The Travelers Cos Inc	11,667	1,097,515
US Bancorp	29,662	1,284,958
Wells Fargo & Co	136,807	7,190,576

		75,838,146

Health Care - 13.6%

Bristol-Myers Squibb Co	72,433	3,513,724
Cardinal Health Inc	21,069	1,444,491
Express Scripts Holding Co *	31,591	2,190,204
GlaxoSmithKline PLC ADR (United Kingdom)	28,782	1,539,261
Merck & Co Inc	122,036	7,059,783
Novartis AG (Switzerland)	58,212	5,272,969
Pfizer Inc	163,436	4,850,780
Roche Holding AG ADR (Switzerland)	79,946	2,981,986
Sanofi ADR (France)	90,390	4,806,036
UnitedHealth Group Inc	75,101	6,139,507
WellPoint Inc	33,203	3,572,975

		43,371,716

	Shares	Value
Industrials - 6.4%

Emerson Electric Co	51,733	$3,433,002
General Electric Co	256,264	6,734,618
Honeywell International Inc	25,135	2,336,298
Ingersoll-Rand PLC (Ireland)	68,364	4,273,434
Textron Inc	94,975	3,636,593

		20,413,945

Information Technology - 11.3%

Autodesk Inc *	34,086	1,921,769
Cisco Systems Inc	228,580	5,680,213
Citrix Systems Inc *	49,411	3,090,658
Corning Inc	142,366	3,124,934
eBay Inc *	90,623	4,536,587
Hewlett-Packard Co	166,326	5,601,860
Intel Corp	108,551	3,354,226
Microsoft Corp	131,838	5,497,645
Symantec Corp	65,955	1,510,370
Yahoo! Inc *	50,812	1,785,026

		36,103,288

Materials - 2.1%

Alcoa Inc	241,587	3,597,230
International Paper Co	63,626	3,211,204

		6,808,434

Telecommunication Services - 1.7%

AT&T Inc	32,438	1,147,008
Verizon Communications Inc	65,549	3,207,313
Vivendi SA (France) *	48,963	1,197,443

		5,551,764

Utilities - 2.4%

FirstEnergy Corp	42,605	1,479,246
PG&E Corp	49,074	2,356,533
PPL Corp	108,804	3,865,806

		7,701,585

Total Common Stocks (Cost $192,197,389)		310,527,916

SHORT-TERM INVESTMENT - 3.1%

Money Market Fund - 3.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,972,497	9,972,497

Total Short-Term Investment (Cost $9,972,497)		9,972,497

TOTAL INVESTMENTS - 100.3% (Cost $202,169,886)		320,500,413

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(984,897)

NET ASSETS - 100.0%		$319,515,516

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	1,636,704	CAD	1,779,154	07/14	BRC	($29,834)
USD	1,642,338	CAD	1,785,616	07/14	CIB	(30,252)
USD	1,637,208	CAD	1,779,154	07/14	DUB	(29,330)
USD	1,635,703	CAD	1,779,154	07/14	GSC	(30,835)
USD	1,745,531	CHF	1,571,165	07/14	BRC	(26,468)
USD	1,746,088	CHF	1,571,165	07/14	CIB	(25,912)
USD	1,746,496	CHF	1,571,165	07/14	DUB	(25,504)
USD	1,746,124	CHF	1,571,354	07/14	GSC	(26,089)
USD	2,684,567	EUR	1,982,598	07/14	BRC	(30,393)
USD	2,685,765	EUR	1,982,597	07/14	CIB	(29,193)
USD	2,687,262	EUR	1,984,215	07/14	DUB	(29,912)
USD	2,684,953	EUR	1,982,598	07/14	GSC	(30,006)
USD	2,684,464	EUR	1,982,598	07/14	RBC	(30,496)
USD	1,683,686	GBP	993,024	07/14	BRC	(15,513)
USD	1,684,750	GBP	992,998	07/14	CIB	(14,405)
USD	1,684,452	GBP	992,998	07/14	DUB	(14,703)
USD	1,683,539	GBP	992,998	07/14	GSC	(15,616)

Total Forward Foreign Currency Contracts						($434,461)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$44,880,009	$44,880,009	$—	$—
	Consumer Staples	14,286,346	14,286,346	—	—
	Energy	55,572,683	55,572,683	—	—
	Financials	75,838,146	75,838,146	—	—
	Health Care	43,371,716	38,098,747	5,272,969	—
	Industrials	20,413,945	20,413,945	—	—
	Information Technology	36,103,288	36,103,288	—	—
	Materials	6,808,434	6,808,434	—	—
	Telecommunication Services	5,551,764	4,354,321	1,197,443	—
	Utilities	7,701,585	7,701,585	—	—

		310,527,916	304,057,504	6,470,412	—
	Short-Term Investment	9,972,497	9,972,497	—	—

	Total Assets	320,500,413	314,030,001	6,470,412	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(434,461)	—	(434,461)	—

	Total Liabilities	(434,461)	—	(434,461)	—

	Total	$320,065,952	$314,030,001	$6,035,951	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GROWTH FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 22.4%

Amazon.com Inc *	3,221	$1,046,116
AutoZone Inc *	933	500,312
BorgWarner Inc	11,687	761,876
Comcast Corp ‘Special A’	30,950	1,650,564
Discovery Communications Inc ‘A’ *	9,710	721,259
Hilton Worldwide Holdings Inc *	11,792	274,754
Las Vegas Sands Corp	16,285	1,241,243
LVMH Moet Hennessy Louis Vuitton SA (France)	3,530	679,986
Marriott International Inc ‘A’	15,740	1,008,934
Michael Kors Holdings Ltd (United Kingdom) *	5,380	476,937
NIKE Inc ‘B’	8,730	677,012
PVH Corp	3,892	453,807
Ross Stores Inc	18,690	1,235,970
Starbucks Corp	13,114	1,014,761
The Priceline Group Inc *	1,735	2,087,205
The TJX Cos Inc	12,300	653,745
The Walt Disney Co	16,587	1,422,169
Tiffany & Co	6,250	626,563
Time Inc * l	—	6
Time Warner Inc	13,608	955,962
Tractor Supply Co	4,327	261,351
TripAdvisor Inc *	2,068	224,709
Twenty-First Century Fox Inc ‘A’	52,050	1,829,558
Urban Outfitters Inc *	2,930	99,210
VF Corp	20,474	1,289,862
Viacom Inc ‘B’	8,800	763,224
Wynn Resorts Ltd	7,706	1,599,457
Yum! Brands Inc	6,661	540,873

		24,097,425

Consumer Staples - 6.9%

Colgate-Palmolive Co	12,706	866,295
Constellation Brands Inc ‘A’ *	5,900	519,967
Costco Wholesale Corp	6,508	749,461
CVS Caremark Corp	11,070	834,346
Danone SA (France)	6,276	465,790
Diageo PLC (United Kingdom)	9,775	311,169
Mead Johnson Nutrition Co	8,618	802,939
Mondelez International Inc ‘A’	32,287	1,214,314
Pernod Ricard SA (France)	3,569	428,605
Philip Morris International Inc	8,876	748,336
The Estee Lauder Cos Inc ‘A’	6,600	490,116

		7,431,338

Energy - 5.6%

Anadarko Petroleum Corp	11,056	1,210,300
Antero Resources Corp *	2,580	169,325
Cabot Oil & Gas Corp	13,700	467,718
Halliburton Co	9,160	650,452
Noble Energy Inc	13,092	1,014,106
Pioneer Natural Resources Co	6,555	1,506,405
Schlumberger Ltd (Netherlands)	8,494	1,001,867

		6,020,173

Financials - 7.1%

Affiliated Managers Group Inc *	3,585	736,359
American Express Co	15,266	1,448,285
American Tower Corp REIT	23,880	2,148,722
BlackRock Inc	1,649	527,020
Intercontinental Exchange Inc	8,799	1,662,131
MetLife Inc	6,160	342,250
Moody’s Corp	2,448	214,592
Morgan Stanley	17,080	552,196

		7,631,555

	Shares	Value
Health Care - 17.1%

Actavis PLC (Ireland) *	8,250	$1,840,163
Alexion Pharmaceuticals Inc *	8,853	1,383,281
Biogen Idec Inc *	6,439	2,030,281
Bristol-Myers Squibb Co	26,600	1,290,366
CR Bard Inc	2,089	298,748
Celgene Corp *	12,395	1,064,483
Cerner Corp *	10,140	523,021
Covidien PLC (Ireland)	18,146	1,636,406
Express Scripts Holding Co *	10,154	703,977
Forest Laboratories Inc *	1,680	166,320
Gilead Sciences Inc *	15,663	1,298,619
Illumina Inc *	750	133,905
Isis Pharmaceuticals Inc *	2,900	99,905
McKesson Corp	2,859	532,374
Perrigo Co PLC (Ireland)	5,068	738,712
Puma Biotechnology Inc *	1,580	104,280
Regeneron Pharmaceuticals Inc *	3,130	884,131
The Cooper Cos Inc	2,526	342,349
Thermo Fisher Scientific Inc	18,640	2,199,520
Valeant Pharmaceuticals International Inc (Canada) *	5,510	694,921
Zoetis Inc	12,885	415,799

		18,381,561

Industrials - 10.3%

AMETEK Inc	20,180	1,055,010
B/E Aerospace Inc *	5,280	488,347
Colfax Corp *	8,335	621,291
Cummins Inc	5,026	775,462
Danaher Corp	29,897	2,353,791
Honeywell International Inc	12,120	1,126,554
Joy Global Inc	4,780	294,352
Kansas City Southern	3,358	361,019
Precision Castparts Corp	6,817	1,720,611
Roper Industries Inc	5,705	832,987
Union Pacific Corp	8,266	824,534
Verisk Analytics Inc ‘A’ *	9,330	559,987

		11,013,945

Information Technology - 24.3%

Altera Corp	27,970	972,237
Apple Inc	13,314	1,237,270
Autodesk Inc *	6,867	387,161
Citrix Systems Inc *	5,410	338,396
Cognizant Technology Solutions Corp ‘A’ *	37,894	1,853,396
eBay Inc *	6,445	322,637
EMC Corp	72,840	1,918,606
Facebook Inc ‘A’ *	30,239	2,034,782
FleetCor Technologies Inc *	8,104	1,068,107
Google Inc ‘A’ *	5,149	3,010,466
Google Inc ‘C’ *	4,428	2,547,340
Linear Technology Corp	6,540	307,838
LinkedIn Corp ‘A’ *	4,516	774,359
MasterCard Inc ‘A’	24,804	1,822,350
Oracle Corp	33,690	1,365,456
PTC Inc *	7,560	293,328
QUALCOMM Inc	20,880	1,653,696
salesforce.com inc *	22,688	1,317,719
Visa Inc ‘A’	11,559	2,435,597
VMware Inc ‘A’ *	2,330	225,567
Yahoo! Inc *	8,120	285,256

		26,171,564

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GROWTH FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Materials - 3.5%

Airgas Inc	5,520	$601,183
Monsanto Co	16,470	2,054,468
The Sherwin-Williams Co	5,186	1,073,031

		3,728,682

Total Common Stocks (Cost $82,633,096)		104,476,243

SHORT-TERM INVESTMENT - 2.9%

Money Market Fund - 2.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,161,748	3,161,748

Total Short-Term Investment (Cost $3,161,748)		3,161,748

TOTAL INVESTMENTS - 100.1% (Cost $85,794,844)		107,637,991

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(97,157)

NET ASSETS - 100.0%		$107,540,834

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$24,097,425	$23,417,439	$679,986	$—
	Consumer Staples	7,431,338	6,225,774	1,205,564	—
	Energy	6,020,173	6,020,173	—	—
	Financials	7,631,555	7,631,555	—	—
	Health Care	18,381,561	18,381,561	—	—
	Industrials	11,013,945	11,013,945	—	—
	Information Technology	26,171,564	26,171,564	—	—
	Materials	3,728,682	3,728,682	—	—

		104,476,243	102,590,693	1,885,550	—
	Short-Term Investment	3,161,748	3,161,748	—	—

	Total	$107,637,991	$105,752,441	$1,885,550	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 23.6%

Comcast Corp ‘A’	61,745	$3,314,471
Delphi Automotive PLC (United Kingdom)	32,034	2,202,017
Liberty Global PLC ‘A’ (United Kingdom) *	78,498	3,471,182
McDonald’s Corp	30,311	3,053,530
Netflix Inc *	7,351	3,238,851
NIKE Inc ‘B’	23,933	1,856,004
Starbucks Corp	35,577	2,752,948
The Home Depot Inc	20,295	1,643,083
The Priceline Group Inc *	2,803	3,372,009
The Walt Disney Co	40,506	3,472,984
TripAdvisor Inc *	37,569	4,082,248
Twenty-First Century Fox Inc ‘A’	161,346	5,671,312
Wynn Resorts Ltd	17,593	3,651,603

		41,782,242

Consumer Staples - 2.1%

Mondelez International Inc ‘A’	70,737	2,660,419
The Estee Lauder Cos Inc ‘A’	13,800	1,024,788

		3,685,207

Energy - 5.9%

Concho Resources Inc *	12,865	1,858,992
FMC Technologies Inc *	22,587	1,379,388
Gulfport Energy Corp *	13,951	876,123
Laredo Petroleum Inc *	78,878	2,443,640
Schlumberger Ltd (Netherlands)	32,485	3,831,606

		10,389,749

Financials - 4.2%

Berkshire Hathaway Inc ‘B’ *	10,688	1,352,673
Crown Castle International Corp REIT	23,893	1,774,294
Discover Financial Services	30,237	1,874,089
Moody’s Corp	26,753	2,345,168

		7,346,224

Health Care - 17.8%

Abbott Laboratories	76,770	3,139,893
AbbVie Inc	127,866	7,216,757
Allergan Inc	12,033	2,036,224
Biogen Idec Inc *	9,532	3,005,535
Gilead Sciences Inc *	45,366	3,761,295
Intuitive Surgical Inc *	3,321	1,367,588
Regeneron Pharmaceuticals Inc *	15,243	4,305,690
United Therapeutics Corp *	27,244	2,410,822
Valeant Pharmaceuticals International Inc (Canada) *	33,890	4,274,207

		31,518,011

Industrials - 11.8%

American Airlines Group Inc *	56,845	2,442,061
Eaton Corp PLC (Ireland)	43,440	3,352,699
Emerson Electric Co	41,333	2,742,858
Precision Castparts Corp	15,787	3,984,639
Roper Industries Inc	12,288	1,794,171
SolarCity Corp *	13,958	985,435
Union Pacific Corp	47,550	4,743,113
Verisk Analytics Inc ‘A’ *	14,479	869,030

		20,914,006

Information Technology - 31.2%

Alliance Data Systems Corp *	9,615	2,704,219
Apple Inc	76,356	7,095,763
Autodesk Inc *	29,857	1,683,338
Baidu Inc ADR (Cayman) *	17,098	3,194,077
Facebook Inc ‘A’ *	83,433	5,614,207
Google Inc ‘A’ *	17,329	10,131,746

	Shares	Value
Intuit Inc	21,257	$1,711,826
LinkedIn Corp ‘A’ *	24,311	4,168,607
MasterCard Inc ‘A’	17,648	1,296,599
Qlik Technologies Inc *	24,197	547,336
salesforce.com inc *	39,360	2,286,029
Splunk Inc *	6,846	378,789
Visa Inc ‘A’	30,744	6,478,068
VMware Inc ‘A’ *	25,499	2,468,558
Yahoo! Inc *	155,424	5,460,045

		55,219,207

Materials - 1.5%

Monsanto Co	20,989	2,618,168

Telecommunication Services - 1.2%

SoftBank Corp (Japan)	27,500	2,046,068

Total Common Stocks (Cost $146,400,872)		175,518,882

TOTAL INVESTMENTS - 99.3% (Cost $146,400,872)		175,518,882

OTHER ASSETS & LIABILITIES, NET - 0.7%		1,311,325

NET ASSETS - 100.0%		$176,830,207

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$41,782,242	$41,782,242	$—	$—
	Consumer Staples	3,685,207	3,685,207	—	—
	Energy	10,389,749	10,389,749	—	—
	Financials	7,346,224	7,346,224	—	—
	Health Care	31,518,011	31,518,011	—	—
	Industrials	20,914,006	20,914,006	—	—
	Information Technology	55,219,207	55,219,207	—	—
	Materials	2,618,168	2,618,168	—	—
	Telecommunication Services	2,046,068	—	2,046,068	—

	Total Assets	$175,518,882	$173,472,814	$2,046,068	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 15.5%

DISH Network Corp ‘A’ *	208,710	$13,582,846
SES SA FDR ‘A’ (Luxembourg)	116,846	4,430,076
Target Corp	120,528	6,984,598
The Home Depot Inc	85,614	6,931,309
Time Inc *	17,066	413,339
Time Warner Cable Inc	67,325	9,916,973
Time Warner Inc	136,525	9,590,881
Twenty-First Century Fox Inc ‘B’	274,415	9,393,225

		61,243,247

Consumer Staples - 10.7%

Altria Group Inc	95,854	4,020,116
Anheuser-Busch InBev NV ADR (Belgium)	42,510	4,886,099
CVS Caremark Corp	173,636	13,086,945
Kimberly-Clark Corp	57,821	6,430,852
Lorillard Inc	76,480	4,662,986
Philip Morris International Inc	108,480	9,145,949

		42,232,947

Energy - 11.5%

Chevron Corp	75,205	9,818,013
Exxon Mobil Corp	79,661	8,020,269
Halliburton Co	137,798	9,785,036
National Oilwell Varco Inc	94,416	7,775,158
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	62,690	5,163,775
Suncor Energy Inc (Canada)	109,575	4,671,182

		45,233,433

Financials - 25.5%

American Express Co	101,812	9,658,904
American Tower Corp REIT	56,273	5,063,445
Capital One Financial Corp	62,842	5,190,749
Citigroup Inc	89,928	4,235,608
JPMorgan Chase & Co	246,289	14,191,172
Loews Corp	89,966	3,959,404
Marsh & McLennan Cos Inc	112,962	5,853,691
MetLife Inc	90,844	5,047,293
State Street Corp	100,177	6,737,905
The Bank of New York Mellon Corp	122,193	4,579,793
The Progressive Corp	91,283	2,314,937
The Travelers Cos Inc	75,798	7,130,318
US Bancorp	250,393	10,847,025
Wells Fargo & Co	305,563	16,060,391

		100,870,635

Health Care - 10.4%

Amgen Inc	50,223	5,944,897
Johnson & Johnson	69,774	7,299,756
Merck & Co Inc	135,775	7,854,584
Novartis AG ADR (Switzerland)	49,534	4,484,313
Pfizer Inc	137,702	4,086,995
Teva Pharmaceutical Industries Ltd ADR (Israel)	92,525	4,850,161
WellPoint Inc	60,850	6,548,069

		41,068,775

Industrials - 9.1%

General Electric Co	386,021	10,144,632
Honeywell International Inc	105,473	9,803,715
Illinois Tool Works Inc	88,826	7,777,605
NOW Inc *	14,707	532,540
United Technologies Corp	67,402	7,781,561

		36,040,053

	Shares	Value
Information Technology - 9.2%

EMC Corp	177,541	$4,676,430
International Business Machines Corp	25,458	4,614,772
Microsoft Corp	132,613	5,529,962
Motorola Solutions Inc	67,987	4,525,895
Nuance Communications Inc *	244,620	4,591,517
TE Connectivity Ltd (Switzerland)	115,044	7,114,321
Xerox Corp	429,513	5,343,142

		36,396,039

Materials - 4.1%

Air Products & Chemicals Inc	38,369	4,935,020
Crown Holdings Inc *	141,321	7,032,133
Martin Marietta Materials Inc	30,718	4,056,312

		16,023,465

Telecommunication Services - 0.7%

Vodafone Group PLC ADR (United Kingdom)	82,386	2,750,869

Utilities - 1.7%

Sempra Energy	64,962	6,802,171

Total Common Stocks (Cost $236,755,186)		388,661,634

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,332,677	7,332,677

Total Short-Term Investment (Cost $7,332,677)		7,332,677

TOTAL INVESTMENTS - 100.3% (Cost $244,087,863)		395,994,311

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,022,907)

NET ASSETS - 100.0%		$394,971,404

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$61,243,247	$56,813,171	$4,430,076	$—
	Consumer Staples	42,232,947	42,232,947	—	—
	Energy	45,233,433	45,233,433	—	—
	Financials	100,870,635	100,870,635	—	—
	Health Care	41,068,775	41,068,775	—	—
	Industrials	36,040,053	36,040,053	—	—
	Information Technology	36,396,039	36,396,039	—	—
	Materials	16,023,465	16,023,465	—	—
	Telecommunication Services	2,750,869	2,750,869	—	—
	Utilities	6,802,171	6,802,171	—	—

		388,661,634	384,231,558	4,430,076	—
	Short-Term Investment	7,332,677	7,332,677	—	—

	Total	$395,994,311	$391,564,235	$4,430,076	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MAIN STREET® CORE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Consumer Staples - 0.4%

Henkel AG & Co KGaA (Germany)	8,975	$1,038,175

Total Preferred Stocks (Cost $738,831)		1,038,175

COMMON STOCKS - 97.9%

Consumer Discretionary - 9.7%

AutoZone Inc *	12,830	6,879,959
Comcast Corp ‘A’	129,060	6,927,941
Delphi Automotive PLC (United Kingdom)	58,400	4,014,416
General Motors Co	77,320	2,806,716
PVH Corp	13,200	1,539,120
The TJX Cos Inc	34,420	1,829,423
Twenty-First Century Fox Inc ‘A’	62,250	2,188,087

		26,185,662

Consumer Staples - 9.2%

Diageo PLC (United Kingdom)	171,990	5,474,980
Henkel AG & Co KGaA (Germany)	36,334	3,656,283
Mondelez International Inc ‘A’	204,900	7,706,289
Philip Morris International Inc	93,915	7,917,974

		24,755,526

Energy - 9.9%

Chevron Corp	77,594	10,129,897
National Oilwell Varco Inc	104,650	8,617,927
Noble Energy Inc	102,266	7,921,524

		26,669,348

Financials - 18.2%

American International Group Inc	118,850	6,486,833
CIT Group Inc	120,410	5,509,962
Citigroup Inc	153,137	7,212,753
CME Group Inc ‘A’	72,570	5,148,841
Digital Realty Trust Inc REIT	21,880	1,276,042
Discover Financial Services	67,617	4,190,902
Genworth Financial Inc ‘A’ *	153,300	2,667,420
JPMorgan Chase & Co	105,120	6,057,014
Lincoln National Corp	36,340	1,869,330
Marsh & McLennan Cos Inc	62,450	3,236,159
McGraw Hill Financial Inc	61,768	5,128,597

		48,783,853

Health Care - 16.1%

AbbVie Inc	53,360	3,011,638
Actavis PLC (Ireland) *	27,820	6,205,251
Allergan Inc	26,430	4,472,485
Covidien PLC (Ireland)	27,520	2,481,754
Express Scripts Holding Co *	99,659	6,909,358
Gilead Sciences Inc *	71,720	5,946,305
Intuitive Surgical Inc *	3,370	1,387,766
Pfizer Inc	216,653	6,430,261
UnitedHealth Group Inc	42,010	3,434,318
Zoetis Inc	89,720	2,895,264

		43,174,400

Industrials - 11.7%

Canadian National Railway Co (Canada)	84,800	5,513,696
CSX Corp	32,730	1,008,411
Deere & Co	79,330	7,183,331
General Electric Co	316,020	8,305,006
Republic Services Inc	45,770	1,737,887
Tyco International Ltd (Switzerland)	170,105	7,756,788

		31,505,119

	Shares	Value
Information Technology - 18.3%

Amdocs Ltd (United Kingdom)	69,630	$3,225,958
Apple Inc	117,614	10,929,869
Applied Materials Inc	52,240	1,178,012
Corning Inc	49,190	1,079,720
eBay Inc *	91,700	4,590,502
Facebook Inc ‘A’ *	41,660	2,803,301
Google Inc ‘A’ *	9,116	5,329,852
Google Inc ‘C’ *	13,746	7,907,799
MasterCard Inc ‘A’	67,950	4,992,286
Western Digital Corp	63,200	5,833,360
Xerox Corp	98,470	1,224,967

		49,095,626

Materials - 1.7%

Vulcan Materials Co	70,960	4,523,700

Telecommunication Services - 1.7%

Verizon Communications Inc	92,260	4,514,282

Utilities - 1.4%

Exelon Corp	102,570	3,741,754

Total Common Stocks (Cost $191,472,597)		262,949,270

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,079,008	5,079,008

Total Short-Term Investment (Cost $5,079,008)		5,079,008

TOTAL INVESTMENTS - 100.2% (Cost $197,290,436)		269,066,453

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(504,920)

NET ASSETS - 100.0%		$268,561,533

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MAIN STREET CORE FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,038,175	$—	$1,038,175	$—
	Common Stocks
	Consumer Discretionary	26,185,662	26,185,662	—	—
	Consumer Staples	24,755,526	15,624,263	9,131,263	—
	Energy	26,669,348	26,669,348	—	—
	Financials	48,783,853	48,783,853	—	—
	Health Care	43,174,400	43,174,400	—	—
	Industrials	31,505,119	31,505,119	—	—
	Information Technology	49,095,626	49,095,626	—	—
	Materials	4,523,700	4,523,700	—	—
	Telecommunication Services	4,514,282	4,514,282	—	—
	Utilities	3,741,754	3,741,754	—	—

		262,949,270	253,818,007	9,131,263	—
	Short-Term Investment	5,079,008	5,079,008	—	—

	Total	$269,066,453	$258,897,015	$10,169,438	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Consumer Discretionary - 17.3%

Advance Auto Parts Inc	6,554	$884,266
AMC Networks Inc ‘A’ *	13,494	829,746
AutoZone Inc *	1,042	558,762
Chipotle Mexican Grill Inc *	3,561	2,109,928
Discovery Communications Inc ‘C’ *	7,378	535,569
DR Horton Inc	71,901	1,767,327
Expedia Inc	22,039	1,735,792
Harley-Davidson Inc	10,603	740,620
Kate Spade & Co *	37,610	1,434,445
Life Time Fitness Inc *	10,748	523,858
LKQ Corp *	64,729	1,727,617
Lululemon Athletica Inc *	29,411	1,190,557
O’Reilly Automotive Inc *	17,020	2,563,212
Polaris Industries Inc	11,328	1,475,359
The Priceline Group Inc *	1,636	1,968,108
Thor Industries Inc	14,182	806,530
Tractor Supply Co	13,068	789,307
TripAdvisor Inc *	24,456	2,657,389
TRW Automotive Holdings Corp *	65,046	5,822,918

		30,121,310

Consumer Staples - 4.2%

Casey’s General Stores Inc	17,008	1,195,492
Molson Coors Brewing Co ‘B’	11,677	865,966
Monster Beverage Corp *	25,341	1,799,971
Tyson Foods Inc ‘A’	89,217	3,349,206

		7,210,635

Energy - 11.9%

Antero Resources Corp *	52,908	3,472,352
Atwood Oceanics Inc *	22,849	1,199,116
Bristow Group Inc	22,502	1,814,111
Diamondback Energy Inc *	25,012	2,221,066
Gulfport Energy Corp *	66,901	4,201,383
Oasis Petroleum Inc *	32,785	1,832,354
Patterson-UTI Energy Inc	71,689	2,504,814
Tesoro Corp	27,455	1,610,785
Western Refining Inc	50,242	1,886,587

		20,742,568

Financials - 10.8%

American Capital Agency Corp REIT	145,559	3,407,536
Comerica Inc	20,536	1,030,086
Genworth Financial Inc ‘A’ *	67,542	1,175,231
KeyCorp	365,485	5,237,400
Lincoln National Corp	22,918	1,178,902
Principal Financial Group Inc	24,877	1,255,791
Signature Bank *	21,259	2,682,461
The Hartford Financial Services Group Inc	77,651	2,780,682

		18,748,089

Health Care - 11.3%

Acorda Therapeutics Inc *	22,945	773,476
Air Methods Corp *	20,778	1,073,184
Akorn Inc *	312	10,374
AmerisourceBergen Corp	27,759	2,016,969
DaVita HealthCare Partners Inc *	32,080	2,320,026
Isis Pharmaceuticals Inc *	31,066	1,070,224
PAREXEL International Corp *	17,717	936,166
PerkinElmer Inc	38,178	1,788,258
Perrigo Co PLC (Ireland)	22,111	3,222,899
The Cooper Cos Inc	12,840	1,740,205
Universal Health Services Inc ‘B’	48,383	4,633,156

		19,584,937

	Shares	Value
Industrials - 12.4%

AGCO Corp	106,568	$5,991,253
Chart Industries Inc *	8,389	694,106
Con-way Inc	18,128	913,833
Exelis Inc	93,429	1,586,424
Fluor Corp	6,877	528,841
Generac Holdings Inc *	35,302	1,720,619
JetBlue Airways Corp *	126,913	1,377,006
Kirby Corp *	11,346	1,329,070
Manpowergroup Inc	25,108	2,130,414
Owens Corning	18,639	720,957
Southwest Airlines Co	39,422	1,058,875
Textron Inc	27,113	1,038,157
Trinity Industries Inc	38,906	1,700,970
United Rentals Inc *	7,253	759,607

		21,550,132

Information Technology - 13.5%

Arrow Electronics Inc *	15,266	922,219
Avago Technologies Ltd (Singapore)	28,435	2,049,310
Avnet Inc	51,785	2,294,593
Computer Sciences Corp	61,197	3,867,650
DST Systems Inc	12,812	1,180,882
Fidelity National Information Services Inc	24,652	1,349,450
IAC/InterActiveCorp	31,831	2,203,660
iGATE Corp *	61,645	2,243,262
Lam Research Corp	28,039	1,894,876
NXP Semiconductor NV (Netherlands) *	21,486	1,421,943
Seagate Technology PLC (Ireland)	49,372	2,805,317
Skyworks Solutions Inc	28,251	1,326,667

		23,559,829

Materials - 9.1%

Agnico Eagle Mines Ltd (Canada)	27,655	1,059,187
Allegheny Technologies Inc	88,344	3,984,314
CF Industries Holdings Inc	6,659	1,601,689
Compass Minerals International Inc	34,102	3,264,925
KapStone Paper & Packaging Corp *	37,473	1,241,480
Rockwood Holdings Inc	11,539	876,849
US Silica Holdings Inc	47,422	2,629,076
Westlake Chemical Corp	14,771	1,237,219

		15,894,739

Utilities - 8.0%

Atmos Energy Corp	162,358	8,669,917
DTE Energy Co	38,902	3,029,299
Questar Corp	89,591	2,221,857

		13,921,073

Total Common Stocks (Cost $143,372,033)		171,333,312

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,829,770	3,829,770

Total Short-Term Investment (Cost $3,829,770)		3,829,770

TOTAL INVESTMENTS - 100.7% (Cost $147,201,803)		175,163,082

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(1,208,350)

NET ASSETS - 100.0%		$173,954,732

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$171,333,312	$171,333,312	$—	$—
	Short-Term Investment	3,829,770	3,829,770	—	—

	Total	$175,163,082	$175,163,082	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 22.5%

Burberry Group PLC (United Kingdom)	44,416	$1,126,119
Carter’s Inc	18,318	1,262,660
DSW Inc ‘A’	28,888	807,131
Dunkin’ Brands Group Inc	37,550	1,720,166
Gentex Corp	46,910	1,364,612
HomeAway Inc *	23,504	818,409
L Brands Inc	20,049	1,176,074
LKQ Corp *	71,310	1,903,264
Mattel Inc	46,720	1,820,678
Nordstrom Inc	20,717	1,407,306
Norwegian Cruise Line Holdings Ltd (Bermuda) *	40,194	1,274,150
Panera Bread Co ‘A’ *	6,650	996,370
Ross Stores Inc	25,463	1,683,868
Tiffany & Co	10,270	1,029,568
Ulta Salon Cosmetics & Fragrance Inc *	16,370	1,496,382
Urban Outfitters Inc *	41,926	1,419,614

		21,306,371

Consumer Staples - 5.9%

Brown-Forman Corp ‘B’	10,230	963,359
Coty Inc ‘A’	53,540	917,140
Mead Johnson Nutrition Co	22,260	2,073,964
The Hain Celestial Group Inc *	18,809	1,669,111

		5,623,574

Energy - 6.5%

Cabot Oil & Gas Corp	33,822	1,154,683
Continental Resources Inc *	12,300	1,943,892
Dril-Quip Inc *	10,070	1,100,047
Oasis Petroleum Inc *	9,910	553,870
Southwestern Energy Co *	31,410	1,428,841

		6,181,333

Financials - 8.1%

First Republic Bank	34,970	1,923,000
Northern Trust Corp	36,620	2,351,370
Oaktree Capital Group LLC	12,201	609,928
Signature Bank *	16,000	2,018,880
UMB Financial Corp	12,517	793,453

		7,696,631

Health Care - 15.3%

Acadia Healthcare Co Inc *	17,120	778,960
ACADIA Pharmaceuticals Inc *	17,073	385,679
Align Technology Inc *	23,192	1,299,680
Alkermes PLC (Ireland) *	19,384	975,597
BioMarin Pharmaceutical Inc *	16,087	1,000,772
DENTSPLY International Inc	29,530	1,398,246
Henry Schein Inc *	11,520	1,367,078
Humana Inc	8,980	1,146,926
Incyte Corp Ltd *	9,235	521,223
Intuitive Surgical Inc *	3,450	1,420,710
Medivation Inc *	14,107	1,087,368
Premier Inc ‘A’ *	19,016	551,464
Varian Medical Systems Inc *	24,392	2,027,951
Zoetis Inc	14,768	476,563

		14,438,217

Industrials - 16.4%

Allison Transmission Holdings Inc	32,683	1,016,441
Expeditors International of Washington Inc	46,530	2,054,765
Fastenal Co	46,456	2,299,107
Flowserve Corp	24,475	1,819,716
Fortune Brands Home & Security Inc	45,247	1,806,713
Jacobs Engineering Group Inc *	17,814	949,130
Joy Global Inc	22,445	1,382,163

	Shares	Value
Polypore International Inc *	32,528	$1,552,561
Stericycle Inc *	10,508	1,244,357
Verisk Analytics Inc ‘A’ *	23,060	1,384,061

		15,509,014

Information Technology - 20.9%

Alliance Data Systems Corp *	2,641	742,781
ANSYS Inc *	14,520	1,100,906
Aruba Networks Inc *	31,575	553,194
CoStar Group Inc *	5,407	855,225
Electronic Arts Inc	65,190	2,338,365
F5 Networks Inc *	14,083	1,569,410
FLIR Systems Inc	29,240	1,015,505
Microchip Technology Inc	46,650	2,276,987
Pandora Media Inc *	67,589	1,993,876
Sabre Corp *	36,308	727,975
ServiceNow Inc *	16,905	1,047,434
Solera Holdings Inc	17,044	1,144,505
Teradata Corp *	33,640	1,352,328
Vantiv Inc ‘A’ *	58,354	1,961,861
WebMD Health Corp *	22,271	1,075,689

		19,756,041

Materials - 1.0%

The Scotts Miracle-Gro Co ‘A’	16,113	916,185

Total Common Stocks (Cost $84,174,810)		91,427,366

PURCHASED OPTIONS - 0.1%
(See Note (a) in Notes to Schedule of Investments) (Cost $228,039)		66,690

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,856,148	2,856,148

Total Short-Term Investment (Cost $2,856,148)		2,856,148

TOTAL INVESTMENTS - 99.7% (Cost $87,258,997)		94,350,204

OTHER ASSETS & LIABILITIES, NET - 0.3%		292,135

NET ASSETS - 100.0%		$94,642,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	Purchased options outstanding as of June 30, 2014 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Russell 2000 Index	1,150.00	07/19/14	CME	5	$68,835	$21,800
Put - NASDAQ 100 Stock Index	3,710.00	07/19/14	CME	6	17,715	3,120

					$86,550	$24,920

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Consumer Discretionary Select Sector SPDR Fund	$64.00	07/19/14	CME	353	$15,179	$4,060
Put - Consumer Discretionary Select Sector SPDR Fund	65.00	07/19/14	CME	528	35,376	10,560
Put - SPDR S&P MidCap 400 ETF Trust	250.00	07/19/14	CME	181	34,361	9,050
Put - SPDR S&P MidCap 400 ETF Trust	255.00	07/19/14	CME	181	56,573	18,100

					$141,489	$41,770

Total Purchased Options					$228,039	$66,690

(b)	Transactions in written options for the three-month period ended June 30, 2014 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2014	161	$30,820
Call Options Written	181	4,520
Put Options Written	58	7,830
Call Options Closed	(45)	(5,175)
Put Options Closed	(45)	(16,200)
Expired Call Options	(181)	(4,520)
Expired Put Options	(71)	(9,445)

Outstanding, June 30, 2014	58	$7,830

(c)	Premium received and value of written options outstanding as of June 30, 2014 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Alkermes PLC	$42.00	07/19/14	CME	58	$7,830	($1,450)

Total Written Options					$7,830	($1,450)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$21,306,371	$20,180,252	$1,126,119	$—
	Consumer Staples	5,623,574	5,623,574	—	—
	Energy	6,181,333	6,181,333	—	—
	Financials	7,696,631	7,696,631	—	—
	Health Care	14,438,217	14,438,217	—	—
	Industrials	15,509,014	15,509,014	—	—
	Information Technology	19,756,041	19,756,041	—	—
	Materials	916,185	916,185	—	—

		91,427,366	90,301,247	1,126,119	—
	Short-Term Investment	2,856,148	2,856,148	—	—
	Derivatives:
	Equity Contracts
	Purchased Options	66,690	66,690		—

	Total Assets	94,350,204	93,224,085	1,126,119	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(1,450)	—	(1,450)	—

	Total Liabilities	(1,450)	—	(1,450)	—

	Total	$94,348,754	$93,224,085	$1,124,669	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Health Care - 0.1%

Neuralstem Inc Exercise @ $3.64 Exp 01/02/19 *	15,525	$35,909

Total Warrants (Cost $0)		35,909

COMMON STOCKS - 98.5%

Consumer Discretionary - 17.1%

2U Inc *	19,160	322,080
Asbury Automotive Group Inc *	5,886	404,604
Buffalo Wild Wings Inc *	5,373	890,360
Chuy’s Holdings Inc *	12,749	462,789
Coupons.com Inc *	10,047	264,337
GoPro Inc ‘A’ *	18,755	760,515
iRobot Corp *	20,876	854,872
Kate Spade & Co *	11,205	427,359
LifeLock Inc *	38,980	544,161
Lithia Motors Inc ‘A’	4,812	452,665
Mattress Firm Holding Corp *	11,764	561,731
Rentrak Corp *	8,610	451,595
Restoration Hardware Holdings Inc *	10,086	938,502
RetailMeNot Inc *	10,645	283,263
Skechers U.S.A. Inc ‘A’ *	10,356	473,269
Sonic Corp *	21,702	479,180
Tempur Sealy International Inc *	11,568	690,610
Zoe’s Kitchen Inc *	7,990	274,696
zulily Inc ‘A’ *	14,669	600,696

		10,137,284

Consumer Staples - 2.3%

The Hain Celestial Group Inc *	5,946	527,648
The WhiteWave Foods Co *	17,949	581,009
United Natural Foods Inc *	4,132	268,993

		1,377,650

Energy - 6.7%

CARBO Ceramics Inc	4,925	759,041
EXCO Resources Inc	53,989	317,995
Forum Energy Technologies Inc *	11,533	420,147
GasLog Ltd (Bermuda)	15,992	509,985
Kodiak Oil & Gas Corp (Canada) *	25,070	364,769
Oasis Petroleum Inc *	8,230	459,975
Parsley Energy Inc ‘A’ *	16,459	396,168
Rice Energy Inc *	12,015	365,857
RigNet Inc *	7,470	402,035

		3,995,972

Financials - 5.9%

Artisan Partners Asset Management Inc ‘A’	4,703	266,566
BankUnited Inc	10,404	348,326
E*TRADE Financial Corp *	13,564	288,371
Evercore Partners Inc ‘A’	9,221	531,498
Financial Engines Inc	6,006	271,952
Springleaf Holdings Inc *	21,565	559,612
Stifel Financial Corp *	11,749	556,315
SVB Financial Group *	2,464	287,352
WisdomTree Investments Inc *	30,989	383,024

		3,493,016

Health Care - 21.0%

ACADIA Pharmaceuticals Inc *	12,816	289,513
Agios Pharmaceuticals Inc *	12,037	551,535
Air Methods Corp *	8,384	433,034
Align Technology Inc *	11,227	629,161

	Shares	Value
Alnylam Pharmaceuticals Inc *	8,652	$546,547
Castlight Health Inc ‘B’ *	10,255	155,876
Celldex Therapeutics Inc *	19,494	318,142
Centene Corp *	7,717	583,482
Cepheid *	9,336	447,568
Clovis Oncology Inc *	1,423	58,926
DexCom Inc *	7,832	310,617
Epizyme Inc *	2,122	66,037
ExamWorks Group Inc *	14,024	444,982
Fluidigm Corp *	6,169	181,369
Foundation Medicine Inc *	11,677	314,812
Globus Medical Inc ‘A’ *	12,082	289,001
Impax Laboratories Inc *	14,705	441,003
Insulet Corp *	7,508	297,842
Intercept Pharmaceuticals Inc *	1,895	448,414
InterMune Inc *	21,719	958,894
LifePoint Hospitals Inc *	2,359	146,494
Myriad Genetics Inc *	7,889	307,040
Puma Biotechnology Inc *	2,284	150,744
Receptos Inc *	14,238	606,539
Revance Therapeutics Inc *	700	23,800
Sarepta Therapeutics Inc *	12,818	381,848
Synageva BioPharma Corp *	5,788	606,582
Team Health Holdings Inc *	16,668	832,400
Ultragenyx Pharmaceutical Inc *	1,496	67,155
Veeva Systems Inc ‘A’ *	17,988	457,795
WellCare Health Plans Inc *	3,553	265,267
Wright Medical Group Inc *	13,528	424,779
Zeltiq Aesthetics Inc *	30,402	461,806

		12,499,004

Industrials - 12.4%

Air Lease Corp	15,034	580,012
Astronics Corp *	7,430	419,424
Chart Industries Inc *	3,580	296,209
Clean Harbors Inc *	9,553	613,780
Genesee & Wyoming Inc ‘A’ *	5,637	591,885
Hexcel Corp *	8,566	350,349
Knight Transportation Inc	32,491	772,311
On Assignment Inc *	16,442	584,842
Paylocity Holding Corp *	7,930	171,526
Polypore International Inc *	11,406	544,408
Rush Enterprises Inc ‘A’ *	8,119	281,486
Taser International Inc *	20,064	266,851
The Manitowoc Co Inc	15,318	503,349
The Middleby Corp *	702	58,069
Trex Co Inc *	12,400	357,368
TriNet Group Inc *	6,609	159,079
US Ecology Inc	5,851	286,406
Woodward Inc	10,397	521,721

		7,359,075

Information Technology - 29.3%

Arista Networks Inc *	300	18,717
Barracuda Networks Inc *	4,974	154,293
Belden Inc	6,435	502,960
Benefitfocus Inc *	4,438	205,124
Cavium Inc *	17,520	870,043
comScore Inc *	20,079	712,403
Concur Technologies Inc *	1,738	162,225
CoStar Group Inc *	1,696	268,256
Cray Inc *	15,561	413,923
Criteo SA ADR (France) *	4,632	156,423
Dealertrack Technologies Inc *	8,133	368,750
Demandware Inc *	9,437	654,645
Diodes Inc *	13,913	402,920
EPAM Systems Inc *	12,565	549,719
EVERTEC Inc	17,249	418,116
FARO Technologies Inc *	10,274	504,659
FireEye Inc *	12,459	505,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
FLIR Systems Inc	11,741	$407,765
GrubHub Inc *	11,213	397,052
Intersil Corp ‘A’	18,749	280,298
InvenSense Inc *	31,654	718,229
IPG Photonics Corp *	8,528	586,726
Luxoft Holding Inc (United Kingdom) *	6,299	227,142
Materialise NV ADR (Belgium) *	4,983	57,305
MercadoLibre Inc	2,579	246,037
Nimble Storage Inc *	11,603	356,444
Pandora Media Inc *	10,786	318,187
QIWI PLC ADR (Cypress)	7,360	296,829
Rambus Inc *	41,216	589,389
Rocket Fuel Inc *	11,624	361,390
Shutterstock Inc *	5,560	461,369
Silicon Laboratories Inc *	6,111	300,967
SunEdison Inc *	32,271	729,325
SunPower Corp *	18,693	766,039
Synaptics Inc *	9,442	855,823
Tableau Software Inc ‘A’ *	4,598	327,975
The Ultimate Software Group Inc *	2,566	354,544
Xoom Corp *	17,905	471,976
Yelp Inc *	9,583	734,824
Zillow Inc ‘A’ *	5,160	737,519

		17,451,542

	Shares	Value
Materials - 3.8%

Allegheny Technologies Inc	11,257	$507,691
Eagle Materials Inc	6,239	588,213
Flotek Industries Inc *	22,486	723,150
US Silica Holdings Inc	8,248	457,269

		2,276,323

Total Common Stocks (Cost $52,066,331)		58,589,866

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	870,083	870,083

Total Short-Term Investment (Cost $870,083)		870,083

TOTAL INVESTMENTS - 100.0% (Cost $52,936,414)		59,495,858

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(13,417)

NET ASSETS - 100.0%		$59,482,441

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Warrants (1)	$35,909	$—	$35,909	$—
	Common Stocks (1)	58,589,866	58,589,866	—	—
	Short-Term Investment	870,083	870,083	—	—

	Total	$59,495,858	$59,459,949	$35,909	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 16.1%

Bloomin’ Brands Inc *	65,690	$1,473,427
Brown Shoe Co Inc	28,019	801,624
Citi Trends Inc *	53,410	1,146,179
Dana Holding Corp	103,600	2,529,912
DineEquity Inc	15,800	1,255,942
GameStop Corp ‘A’	40,840	1,652,795
Haverty Furniture Cos Inc	35,490	891,864
Helen of Troy Ltd (Bermuda) *	29,030	1,760,089
MarineMax Inc *	120,230	2,012,650
Meritage Homes Corp *	41,590	1,755,514
Office Depot Inc *	422,460	2,403,797
Scholastic Corp	49,150	1,675,524
Tenneco Inc *	33,740	2,216,718
The Children’s Place Inc	35,630	1,768,317
Thor Industries Inc	28,200	1,603,734

		24,948,086

Consumer Staples - 3.3%

Cott Corp (Canada)	239,700	1,694,679
Dean Foods Co	121,810	2,142,638
SpartanNash Co	59,810	1,256,608

		5,093,925

Energy - 4.0%

Bill Barrett Corp *	73,860	1,977,971
Rosetta Resources Inc *	35,130	1,926,881
Stone Energy Corp *	49,780	2,329,206

		6,234,058

Financials - 25.8%

1st Source Corp	4,600	140,852
Ashford Hospitality Prime Inc REIT	64,463	1,106,185
Ashford Hospitality Trust Inc REIT	96,520	1,113,841
Aspen Insurance Holdings Ltd (Bermuda)	45,140	2,050,259
Associated Banc-Corp	77,720	1,405,178
Associated Estates Realty Corp REIT	94,080	1,695,322
BioMed Realty Trust Inc REIT	44,980	981,913
CNO Financial Group Inc	91,310	1,625,318
Customers Bancorp Inc *	43,846	877,358
DiamondRock Hospitality Co REIT	112,560	1,443,019
Essent Group Ltd (Bermuda) *	22,770	457,449
First BanCorp *	180,690	982,954
First Commonwealth Financial Corp	111,510	1,028,122
First Niagara Financial Group Inc	167,190	1,461,241
FirstMerit Corp	75,840	1,497,840
Hersha Hospitality Trust REIT	218,940	1,469,087
HomeStreet Inc	54,990	1,010,166
LTC Properties Inc REIT	39,300	1,534,272
Medical Properties Trust Inc REIT	131,600	1,742,384
PacWest Bancorp	30,070	1,298,122
Parkway Properties Inc REIT	89,827	1,854,928
Popular Inc *	54,650	1,867,937
Ramco-Gershenson Properties Trust REIT	85,850	1,426,827
STAG Industrial Inc REIT	46,120	1,107,341
Susquehanna Bancshares Inc	131,430	1,387,901
Umpqua Holdings Corp	67,720	1,213,542
Validus Holdings Ltd (Bermuda)	50,620	1,935,709
Webster Financial Corp	50,130	1,581,100
Wilshire Bancorp Inc	120,250	1,234,968
Zions Bancorp	46,860	1,380,964

		39,912,099

Health Care - 3.2%

Health Net Inc *	21,660	899,756
LifePoint Hospitals Inc *	34,230	2,125,683
Molina Healthcare Inc *	41,410	1,848,128

		4,873,567

	Shares	Value
Industrials - 17.3%

AECOM Technology Corp *	40,240	$1,295,728
Air Transport Services Group Inc *	159,080	1,331,500
Columbus Mckinnon Corp	72,020	1,948,141
Con-way Inc	32,460	1,636,309
General Cable Corp	64,400	1,652,504
Granite Construction Inc	33,270	1,197,055
Hawaiian Holdings Inc *	121,980	1,672,346
Hyster-Yale Materials Handling Inc	14,180	1,255,497
Kelly Services Inc ‘A’	35,040	601,637
Rush Enterprises Inc ‘A’ *	31,580	1,094,879
Saia Inc *	22,500	988,425
SkyWest Inc	97,540	1,191,939
Terex Corp	40,620	1,669,482
Tutor Perini Corp *	67,650	2,147,211
United Stationers Inc	32,770	1,358,972
URS Corp	37,220	1,706,537
Viad Corp	79,350	1,891,704
Wabash National Corp *	143,850	2,049,863

		26,689,729

Information Technology - 19.5%

Anixter International Inc	13,400	1,340,938
Arrow Electronics Inc *	30,030	1,814,112
Avnet Inc	34,160	1,513,630
Booz Allen Hamilton Holding Corp	46,970	997,643
Convergys Corp	61,220	1,312,557
Entegris Inc *	139,230	1,913,716
Fabrinet (Cayman) *	88,794	1,829,156
Insight Enterprises Inc *	65,460	2,012,240
Integrated Silicon Solution Inc *	125,140	1,848,318
Jabil Circuit Inc	105,130	2,197,217
Magnachip Semiconductor Corp *	86,390	1,218,099
Mitel Networks Corp (Canada) *	134,490	1,417,525
MKS Instruments Inc	52,560	1,641,974
Photronics Inc *	178,510	1,535,186
Spansion Inc ‘A’ *	99,650	2,099,626
Sykes Enterprises Inc *	101,860	2,213,418
TTM Technologies Inc *	122,430	1,003,926
Vishay Intertechnology Inc	146,100	2,263,089

		30,172,370

Materials - 2.9%

A Schulman Inc	35,075	1,357,403
Commercial Metals Co	79,610	1,378,049
Graphic Packaging Holding Co *	133,560	1,562,652
RTI International Metals Inc *	6,100	162,199

		4,460,303

Utilities - 5.5%

Atmos Energy Corp	38,950	2,079,930
PNM Resources Inc	80,410	2,358,425
Southwest Gas Corp	34,620	1,827,590
UGI Corp	44,450	2,244,721

		8,510,666

Total Common Stocks (Cost $144,466,247)		150,894,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,034,789	$5,034,789

Total Short-Term Investment (Cost $5,034,789)		5,034,789

TOTAL INVESTMENTS - 100.9% (Cost $149,501,036)		155,929,592

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(1,342,400)

NET ASSETS - 100.0%		$154,587,192

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$150,894,803	$150,894,803	$—	$—
	Short-Term Investment	5,034,789	5,034,789	—	—

	Total	$155,929,592	$155,929,592	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL REAL ESTATE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Consumer Discretionary - 2.8%

Hilton Worldwide Holdings Inc *	26,657	$621,108
Starwood Hotels & Resorts Worldwide Inc	19,790	1,599,428

		2,220,536

Financials - 93.7%

Acadia Realty Trust REIT	10,133	284,636
Alexandria Real Estate Equities Inc REIT	9,210	715,064
Apartment Investment & Management Co ‘A’ REIT	706	22,783
AvalonBay Communities Inc REIT	28,729	4,084,977
Boston Properties Inc REIT	21,129	2,497,025
Camden Property Trust REIT	23,630	1,681,275
Chesapeake Lodging Trust	7,777	235,099
Cousins Properties Inc REIT	42,338	527,108
DCT Industrial Trust Inc REIT	68,810	564,930
DDR Corp REIT	3,450	60,824
Duke Realty Corp REIT	65,180	1,183,669
Equity Lifestyle Properties Inc REIT	26,378	1,164,852
Equity Residential REIT	104,708	6,596,604
Essex Property Trust Inc REIT	4,927	911,052
Federal Realty Investment Trust REIT	5,128	620,078
Forest City Enterprises Inc ‘A’ *	48,191	957,555
General Growth Properties Inc REIT	135,101	3,182,980
HCP Inc REIT	29,182	1,207,551
Health Care REIT Inc	6,850	429,290
Healthcare Realty Trust Inc REIT	25,869	657,590
Host Hotels & Resorts Inc REIT	316,891	6,974,771
Hudson Pacific Properties Inc REIT	25,505	646,297
Lexington Realty Trust REIT	2,730	30,057
Liberty Property Trust REIT	9,210	349,335
Mack-Cali Realty Corp REIT	47,475	1,019,763
Mid-America Apartment Communities Inc REIT	11,544	843,289
National Retail Properties Inc REIT	34,820	1,294,956
Prologis Inc REIT	49,242	2,023,354
PS Business Parks Inc REIT	3,621	302,317
Public Storage REIT	21,637	3,707,500
Realty Income Corp REIT	12,618	560,492
Regency Centers Corp REIT	51,976	2,894,024
Rexford Industrial Realty Inc REIT	6,000	85,440
Senior Housing Properties Trust REIT	82,941	2,014,637
Simon Property Group Inc REIT	62,168	10,337,295

	Shares	Value
Sovran Self Storage Inc REIT	1,562	$120,665
Summit Hotel Properties Inc REIT	31,305	331,833
Sunstone Hotel Investors Inc REIT	20,159	300,974
Tanger Factory Outlet Centers Inc REIT	28,028	980,139
Taubman Centers Inc REIT	9,831	745,288
The Macerich Co REIT	36,170	2,414,348
Ventas Inc REIT	33,723	2,161,644
Vornado Realty Trust REIT	49,986	5,335,006
Washington Prime Group Inc REIT	17,480	327,572

		73,385,938

Total Common Stocks (Cost $48,194,093)		75,606,474

SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,611,796	2,611,796

Total Short-Term Investment (Cost $2,611,796)		2,611,796

TOTAL INVESTMENTS - 99.8% (Cost $50,806,159)		78,218,270

OTHER ASSETS & LIABILITIES, NET - 0.2%		127,611

NET ASSETS - 100.0%		$78,345,881

Notes to Schedule of Investments

(a)	As of June 30, 2014, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	29.0%
Specialized	22.1%
Residential	19.5%
Diversified	8.3%
Office	7.8%
Industrial	3.4%
Other (each less than 3.0%)	6.4%

96.5%
Short-Term Investment	3.3%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$75,606,474	$75,606,474	$—	$—
	Short-Term Investment	2,611,796	2,611,796	—	—

	Total	$78,218,270	$78,218,270	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

B2W Cia Digital Exp 07/08/14 *	23,160	$20,440

Total Rights (Cost $0)		20,440

WARRANTS - 0.1%

Malaysia - 0.1%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	123,121

Total Warrants (Cost $64,905)		123,121

PREFERRED STOCKS - 5.6%

Brazil - 4.2%

Banco Bradesco SA ADR	60,810	882,961
Lojas Americanas SA	363,932	2,319,153
Petroleo Brasileiro SA ADR	231,500	3,620,660
Telefonica Brasil SA	200	4,084
Vale SA	12,625	150,049

		6,976,907

Colombia - 1.3%

Banco Davivienda SA	50,227	811,270
Bancolombia SA	8,655	125,191
Bancolombia SA ADR	15,740	909,772
Cementos Argos SA	69,302	420,002

		2,266,235

India - 0.1%

Zee Entertainment Enterprises Ltd	7,089,243	89,581

Total Preferred Stocks (Cost $7,962,848)		9,332,723

COMMON STOCKS - 88.9%

Bermuda - 0.7%

Jardine Strategic Holdings Ltd	39,194	1,400,661

Brazil - 8.3%

AMBEV SA ADR	41,860	294,694
B2W Cia Digital *	38,681	488,611
BM&FBovespa SA	565,816	2,978,249
Cyrela Brazil Realty SA Empreendimentos e Participacoes	122,700	770,797
Diagnosticos da America SA	105,600	670,066
Embraer SA ADR	37,490	1,365,761
Estacio Participacoes SA	130,000	1,713,917
Kroton Educacional SA	60,167	1,690,776
Localiza Rent a Car SA	3,100	51,000
Multiplan Empreendimentos Imobiliarios SA	3,800	88,744
Natura Cosmeticos SA	98,500	1,671,758
Sul America SA	108,135	762,012
Telefonica Brasil SA ADR	64,580	1,324,536

		13,870,921

	Shares	Value
Cayman - 12.9%

Baidu Inc ADR *	42,260	$7,894,591
Ctrip.com International Ltd ADR *	13,410	858,776
Eurasia Drilling Co Ltd GDR (LI) ~	21,210	667,559
Home Inns & Hotels Management Inc ADR *	25,270	864,992
JD.com Inc *	8,539	243,447
Mindray Medical International Ltd ADR	22,640	713,160
New Oriental Education & Technology Group Inc ADR	65,500	1,740,335
SOHO China Ltd	1,091,500	860,691
Tencent Holdings Ltd	197,389	3,018,395
Tingyi Cayman Islands Holding Corp	850,000	2,379,970
Want Want China Holdings Ltd	931,000	1,338,348
Youku Tudou Inc ADR *	35,910	856,813

		21,437,077

Chile - 1.0%

Cencosud SA	493,243	1,619,720

China - 1.9%

China Life Insurance Co Ltd ‘H’	3,000	7,842
China Oilfield Services Ltd ‘H’	308,000	741,452
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	681,000	665,521
Sinopharm Group Co Ltd ‘H’	365,000	1,010,594
Tsingtao Brewery Co Ltd ‘H’	92,000	719,633

		3,145,042

Colombia - 1.2%

Almacenes Exito SA	48,007	807,839
Almacenes Exito SA GDR ~	44,000	739,671
Grupo de Inversiones Suramericana SA	23,425	498,248

		2,045,758

Denmark - 1.9%

Carlsberg AS ‘B’	28,882	3,110,840

Egypt - 0.5%

Commercial International Bank Egypt SAE	158,310	788,167

France - 2.3%

LVMH Moet Hennessy Louis Vuitton SA	8,610	1,658,549
Pernod Ricard SA	18,200	2,185,658

		3,844,207

Hong Kong - 4.6%

AIA Group Ltd	304,800	1,533,818
CNOOC Ltd	921,000	1,652,945
Hang Lung Group Ltd	153,000	828,605
Hang Lung Properties Ltd	795,000	2,452,046
Hong Kong Exchanges & Clearing Ltd	65,168	1,216,468

		7,683,882

India - 11.9%

Ambuja Cements Ltd	218,179	800,308
Apollo Hospitals Enterprise Ltd	45,649	755,164
Asian Paints Ltd	70,844	699,677
Cipla Ltd	120,343	876,752
Colgate-Palmolive India Ltd	28,775	721,741
Divi’s Laboratories Ltd	4,018	97,493
Dr Reddy’s Laboratories Ltd	11,380	495,216
Glenmark Pharmaceuticals Ltd	18,919	179,430
Hindustan Unilever Ltd	30,024	309,690
Housing Development Finance Corp	241,754	3,991,325
ICICI Bank Ltd ADR	62,670	3,127,233
Infosys Ltd	51,704	2,794,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Lupin Ltd	4,967	$86,554
Marico Kaya Enterprises Ltd * +	1,992	70
Marico Ltd	107,850	437,652
Shriram Transport Finance Co Ltd	10,571	159,077
Sun Pharmaceutical Industries Ltd	16,188	185,165
Tata Consultancy Services Ltd	38,762	1,563,490
Ultratech Cement Ltd	24,940	1,074,834
Zee Entertainment Enterprises Ltd	321,650	1,570,661

		19,925,931

Indonesia - 2.6%

P.T. Astra International Tbk	4,076,000	2,503,583
P.T. Indocement Tunggal Prakarsa Tbk	401,500	764,167
P.T. Semen Indonesia Persero Tbk	624,500	794,742
P.T. Unilever Indonesia Tbk	126,000	311,316

		4,373,808

Italy - 1.8%

Prada SPA	425,600	3,011,844

Luxembourg - 1.5%

Tenaris SA ADR	51,590	2,432,469

Malaysia - 1.1%

Genting Bhd	615,100	1,915,000

Mexico - 5.1%

America Movil SAB de CV ‘L’ ADR	69,180	1,435,485
Fomento Economico Mexicano SAB de CV	175,713	1,646,408
Grupo Aeroportuario del Sureste SAB de CV ‘B’	18,983	241,211
Grupo Financiero Banorte SAB de CV ‘O’	246,285	1,761,307
Grupo Financiero Inbursa SAB de CV ‘O’	384,181	1,145,125
Grupo Mexico SAB de CV ‘B’	99,641	332,482
Grupo Televisa SAB ADR	57,480	1,972,139

		8,534,157

Netherlands - 2.5%

Yandex NV ‘A’ *	116,830	4,163,821

Nigeria - 0.9%

Guaranty Trust Bank PLC	1,845,063	327,797
Nigerian Breweries PLC	693,206	731,663
Zenith Bank PLC	3,178,886	488,684

		1,548,144

Panama - 0.2%

InRetail Peru Corp * ~	17,400	282,750

Philippines - 2.0%

International Container Terminal Services Inc	65,480	166,508
Jollibee Foods Corp	201,160	811,181
SM Investments Corp	73,845	1,380,517
SM Prime Holdings Inc	2,863,070	1,040,361

		3,398,567

Russia - 5.5%

Alrosa AO *	696,643	857,091
Magnit OJSC (RTS) *	16,062	4,188,648
NOVATEK OAO GDR (LI) ~	32,800	4,072,694

		9,118,433

South Africa - 1.6%

MTN Group Ltd	82,448	1,734,986
Naspers Ltd ‘N’	7,799	917,995

		2,652,981

	Shares	Value
South Korea - 1.1%

NAVER Corp	1,534	$1,269,301
Shinsegae Co Ltd	2,335	502,654

		1,771,955

Switzerland - 1.2%

Cie Financiere Richemont SA ~	19,843	2,082,637

Taiwan - 1.9%

Taiwan Semiconductor Manufacturing Co Ltd	754,995	3,180,496

Thailand - 1.1%

Airports of Thailand PCL	29,800	182,262
CP ALL PCL	1,059,700	1,567,265

		1,749,527

Turkey - 3.2%

Anadolu Efes Biracilik Ve Malt Sanayii AS *	79,804	977,569
BIM Birlesik Magazalar AS	33,850	776,547
Haci Omer Sabanci Holding AS	398,372	1,859,831
Turkiye Garanti Bankasi AS	318,500	1,246,410
Ulker Biskuvi Sanayi AS	54,951	460,420

		5,320,777

United Arab Emirates - 1.0%

DP World Ltd	15,579	306,906
DP World Ltd (LI)	65,554	1,297,522

		1,604,428

United Kingdom - 6.3%

Diageo PLC	16,504	525,374
Genel Energy PLC *	41,010	711,507
Glencore PLC	552,770	3,080,119
Old Mutual PLC	436,229	1,475,776
SABMiller PLC	34,890	2,021,428
Tullow Oil PLC	183,294	2,674,420

		10,488,624

United States - 1.1%

MercadoLibre Inc	18,550	1,769,670

Total Common Stocks (Cost $112,649,280)		148,272,294

SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,870,916	8,870,916

Total Short-Term Investment (Cost $8,870,916)		8,870,916

TOTAL INVESTMENTS - 99.9% (Cost $129,547,949)		166,619,494

OTHER ASSETS & LIABILITIES, NET - 0.1%		142,490

NET ASSETS - 100.0%		$166,761,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	18.8%
Consumer Staples	17.9%
Consumer Discretionary	17.4%
Information Technology	15.9%
Energy	9.9%
Materials	5.4%
Short-Term Investment	5.3%
Industrials	3.8%
Health Care	3.4%
Others (each less than 3.0%)	2.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	An investment with a value of $70 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$20,440	$20,440	$—	$—
	Warrants (1)	123,121	123,121	—	—
	Preferred Stocks
	Brazil	6,976,907	6,976,907	—	—
	Colombia	2,266,235	909,772	1,356,463	—
	India	89,581	89,581	—	—

		9,332,723	7,976,260	1,356,463	—
	Common Stocks
	Bermuda	1,400,661	—	1,400,661	—
	Brazil	13,870,921	13,870,921	—	—
	Cayman	21,437,077	13,172,114	8,264,963	—
	Chile	1,619,720	1,619,720	—	—
	China	3,145,042	—	3,145,042	—
	Colombia	2,045,758	—	2,045,758	—
	Denmark	3,110,840	—	3,110,840	—
	Egypt	788,167	—	788,167	—
	France	3,844,207	—	3,844,207	—
	Hong Kong	7,683,882	—	7,683,882	—
	India	19,925,931	3,127,233	16,798,628	70
	Indonesia	4,373,808	—	4,373,808	—
	Italy	3,011,844	—	3,011,844	—
	Luxembourg	2,432,469	2,432,469	—	—
	Malaysia	1,915,000	—	1,915,000	—
	Mexico	8,534,157	8,534,157	—	—
	Netherlands	4,163,821	4,163,821	—	—
	Nigeria	1,548,144	1,548,144	—	—
	Panama	282,750	282,750	—	—
	Philippines	3,398,567	—	3,398,567	—
	Russia	9,118,433	—	9,118,433	—
	South Africa	2,652,981	—	2,652,981	—
	South Korea	1,771,955	—	1,771,955	—
	Switzerland	2,082,637	—	2,082,637	—
	Taiwan	3,180,496	—	3,180,496	—
	Thailand	1,749,527	—	1,749,527	—
	Turkey	5,320,777	—	5,320,777	—
	United Arab Emirates	1,604,428	306,906	1,297,522	—
	United Kingdom	10,488,624	—	10,488,624	—
	United States	1,769,670	1,769,670	—	—

		148,272,294	50,827,905	97,444,319	70
	Short-Term Investment	8,870,916	8,870,916	—	—

	Total	$166,619,494	$67,818,642	$98,800,782	$70

During the three-month period ending June 30, 2014, investments with a total aggregate value of $6,704,396 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	158,428	$2,278,195

Total Preferred Stocks (Cost $2,123,256)		2,278,195

COMMON STOCKS - 97.6%

Bermuda - 1.4%

Li & Fung Ltd	2,448,400	3,626,383

Brazil - 0.6%

BM&FBovespa SA	270,937	1,426,113

Canada - 4.3%

Canadian National Railway Co	85,447	5,555,764
Loblaw Cos Ltd	48,285	2,154,849
Valeant Pharmaceuticals International Inc *	23,400	2,951,208

		10,661,821

Denmark - 0.5%

Carlsberg AS ‘B’	10,611	1,142,896

France - 13.6%

Air Liquide SA	41,506	5,603,739
Danone SA	71,393	5,298,622
Dassault Systemes	11,125	1,429,925
GDF Suez	89,976	2,473,896
Legrand SA	42,037	2,569,808
LVMH Moet Hennessy Louis Vuitton SA	27,913	5,376,896
Pernod Ricard SA	41,797	5,019,448
Schneider Electric SE	65,730	6,199,273

		33,971,607

Germany - 12.7%

Bayer AG	77,354	10,926,129
Beiersdorf AG	40,599	3,928,915
Linde AG	26,978	5,737,113
Merck KGaA	49,598	4,305,302
MTU Aero Engines AG	10,200	938,524
Prosiebensat.1 Media AG	34,540	1,539,057
SAP SE	55,370	4,276,670

		31,651,710

Hong Kong - 1.6%

AIA Group Ltd	780,400	3,927,137

Israel - 0.4%

Check Point Software Technologies Ltd *	16,362	1,096,745

Italy - 0.8%

Saipem SPA *	73,391	1,977,782

Japan - 12.5%

Denso Corp	106,500	5,092,758
FANUC Corp	14,900	2,574,848
Honda Motor Co Ltd	148,400	5,191,080
Hoya Corp	138,900	4,622,064
Inpex Corp	252,000	3,837,803
Japan Tobacco Inc	77,400	2,826,734

	Shares	Value
Kyocera Corp	47,900	$2,278,859
Shin-Etsu Chemical Co Ltd	48,000	2,922,014
Terumo Corp	86,800	1,944,663

		31,290,823

Netherlands - 6.6%

Akzo Nobel NV	53,119	3,982,711
Heineken NV	44,333	3,182,939
ING Groep NV CVA *	375,462	5,268,153
Randstad Holding NV	74,259	4,021,551

		16,455,354

Russia - 0.5%

Sberbank of Russia ADR	120,918	1,229,736

Singapore - 1.9%

DBS Group Holdings Ltd	269,000	3,606,663
Singapore Telecommunications Ltd	358,380	1,107,091

		4,713,754

South Korea - 1.0%

Samsung Electronics Co Ltd	1,845	2,412,397

Spain - 1.2%

Amadeus IT Holding SA ‘A’	69,980	2,883,120

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	64,704	2,825,160

Switzerland - 10.8%

Julius Baer Group Ltd	68,425	2,821,409
Kuehne + Nagel International AG	11,737	1,562,275
Nestle SA	117,583	9,110,678
Roche Holding AG	15,383	4,590,311
Sonova Holding AG	15,101	2,305,007
Swiss Re AG	17,693	1,574,637
UBS AG (XVTX)	274,557	5,031,009

		26,995,326

Taiwan - 2.9%

Hon Hai Precision Industry Co Ltd	761,088	2,548,610
Taiwan Semiconductor Manufacturing Co Ltd ADR	222,058	4,749,821

		7,298,431

Thailand - 0.3%

Kasikornbank PCL	102,100	645,038

United Kingdom - 21.0%

Barclays PLC	688,904	2,509,443
BG Group PLC	199,788	4,223,757
Compass Group PLC	429,153	7,491,608
Delphi Automotive PLC	26,476	1,819,960
Diageo PLC	135,709	4,320,042
Hays PLC	366,401	914,669
HSBC Holdings PLC (LI)	620,500	6,299,342
Reckitt Benckiser Group PLC	53,706	4,683,549
Rio Tinto PLC	84,337	4,550,687
Rolls-Royce Holdings PLC *	64,891	1,185,168
Smiths Group PLC	133,483	2,960,944
Standard Chartered PLC	243,978	4,985,862
WPP PLC	294,679	6,416,589

		52,361,620

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
United States - 1.9%

NCR Corp *	36,030	$1,264,293
Yum! Brands Inc	42,910	3,484,292

		4,748,585

Total Common Stocks (Cost $165,079,655)		243,341,538

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,303,590	3,303,590

Total Short-Term Investment (Cost $3,303,590)		3,303,590

TOTAL INVESTMENTS - 99.8% (Cost $170,506,501)		248,923,323

OTHER ASSETS & LIABILITIES, NET - 0.2%		544,684

NET ASSETS - 100.0%		$249,468,007

Notes to Schedule of Investments

(a)	As of June 30, 2014, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	17.2%
Consumer Staples	16.7%
Financials	16.7%
Industrials	11.4%
Information Technology	11.0%
Health Care	10.9%
Materials	9.1%
Energy	4.0%
Others (each less than 3.0%)	2.8%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$2,278,195	$2,278,195	$—	$—
	Common Stocks
	Bermuda	3,626,383	—	3,626,383	—
	Brazil	1,426,113	1,426,113	—	—
	Canada	10,661,821	10,661,821	—	—
	Denmark	1,142,896	—	1,142,896	—
	France	33,971,607	—	33,971,607	—
	Germany	31,651,710	—	31,651,710	—
	Hong Kong	3,927,137	—	3,927,137	—
	Israel	1,096,745	1,096,745	—	—
	Italy	1,977,782	—	1,977,782	—
	Japan	31,290,823	—	31,290,823	—
	Netherlands	16,455,354	—	16,455,354	—
	Russia	1,229,736	1,229,736	—	—
	Singapore	4,713,754	—	4,713,754	—
	South Korea	2,412,397	—	2,412,397	—
	Spain	2,883,120	—	2,883,120	—
	Sweden	2,825,160	—	2,825,160	—
	Switzerland	26,995,326	—	26,995,326	—
	Taiwan	7,298,431	4,749,821	2,548,610	—
	Thailand	645,038	—	645,038	—
	United Kingdom	52,361,620	1,819,960	50,541,660	—
	United States	4,748,585	4,748,585	—	—

		243,341,538	25,732,781	217,608,757	—
	Short-Term Investment	3,303,590	3,303,590	—	—

	Total	$248,923,323	$31,314,566	$217,608,757	$—

(1)	For equity investments categorized in a simple level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Repsol SA Exp 07/09/14 *	94,597	$64,377

Total Rights (Cost $64,219)		64,377

PREFERRED STOCKS - 0.9%

Germany - 0.9%

Porsche Automobil Holding SE	15,955	1,661,746

Total Preferred Stocks (Cost $1,732,999)		1,661,746

COMMON STOCKS - 98.5%

Australia - 2.0%

Australia & New Zealand Banking Group Ltd	84,746	2,666,165
Goodman Group REIT	213,102	1,015,371

		3,681,536

Belgium - 1.7%

Solvay SA	18,266	3,148,981

Canada - 0.5%

First Quantum Minerals Ltd	43,122	922,210

Denmark - 1.0%

Danske Bank AS	63,167	1,786,271

Finland - 1.0%

UPM-Kymmene OYJ	101,286	1,728,196

France - 13.4%

AXA SA	97,591	2,328,988
BNP Paribas SA	51,057	3,464,182
Bouygues SA	17,849	743,950
Cie de St-Gobain	43,842	2,469,882
Electricite de France SA	23,613	743,683
GDF Suez	117,636	3,234,410
Lafarge SA	29,188	2,534,104
Publicis Groupe SA	15,145	1,285,662
Renault SA	17,042	1,543,806
Schneider Electric SE	29,064	2,741,148
Sodexo	20,906	2,249,979
Suez Environnement Co	51,358	984,381

		24,324,175

Germany - 8.0%

BASF SE	26,873	3,129,035
Bayer AG	28,944	4,088,294
Commerzbank AG *	51,917	816,227
Daimler AG	38,034	3,561,885
Deutsche Telekom AG	109,012	1,910,736
Metro AG *	21,136	921,155

		14,427,332

Hong Kong - 2.1%

China Overseas Land & Investment Ltd	444,000	1,076,963
Hutchison Whampoa Ltd	142,000	1,942,482
Wharf Holdings Ltd	105,000	756,454

		3,775,899

	Shares	Value
Ireland - 0.7%

Ryanair Holdings PLC ADR *	21,254	$1,185,973

Italy - 4.2%

Assicurazioni Generali SPA	75,930	1,664,444
Enel SPA	411,454	2,394,288
Eni SPA	89,522	2,447,004
Unione di Banche Italiane SCpA	135,620	1,171,312

		7,677,048

Japan - 23.5%

Bridgestone Corp	58,400	2,046,713
Daiwa House Industry Co Ltd	94,000	1,951,993
Hitachi Ltd	445,000	3,265,711
Japan Airlines Co Ltd	33,700	1,865,110
Japan Tobacco Inc	90,000	3,286,898
Kawasaki Heavy Industries Ltd	370,000	1,412,324
KDDI Corp	39,900	2,439,018
Mitsubishi Estate Co Ltd	66,000	1,632,908
Mitsubishi UFJ Financial Group Inc	822,300	5,051,368
Mitsui & Co Ltd	91,300	1,466,194
Mitsui Fudosan Co Ltd	40,000	1,352,668
NH Foods Ltd	49,000	958,459
Nomura Holdings Inc	274,700	1,941,450
ORIX Corp	114,800	1,901,346
Ricoh Co Ltd	186,400	2,226,140
Seven & I Holdings Co Ltd	60,000	2,532,016
Sumitomo Mitsui Financial Group Inc	45,300	1,902,156
Toyota Motor Corp	72,300	4,349,146
Yamato Holdings Co Ltd	56,300	1,166,102

		42,747,720

Netherlands - 2.6%

ING Groep NV CVA *	166,894	2,341,710
Koninklijke KPN NV *	650,246	2,367,774

		4,709,484

Norway - 2.5%

DNB ASA	65,019	1,187,726
Norsk Hydro ASA	241,621	1,291,646
Statoil ASA	67,148	2,071,422

		4,550,794

Russia - 0.5%

MMC Norilsk Nickel OJSC ADR	47,378	943,296

South Korea - 1.2%

KT Corp	27,800	839,860
Samsung Electronics Co Ltd	1,073	1,402,982

		2,242,842

Spain - 2.1%

CaixaBank SA	220,306	1,357,996
Repsol SA	94,597	2,499,281

		3,857,277

Sweden - 1.7%

Electrolux AB ‘B’	88,883	2,245,827
Nordea Bank AB	63,014	888,386

		3,134,213

Switzerland - 5.6%

Novartis AG	39,868	3,611,330
Roche Holding AG	9,609	2,867,340
Swiss Re AG	14,845	1,321,171
Zurich Insurance Group AG	7,677	2,314,540

		10,114,381

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
Taiwan - 0.4%

Asustek Computer Inc	66,000	$734,397

Turkey - 0.6%

Turkiye Garanti Bankasi AS	252,540	988,284

United Kingdom - 23.2%

AstraZeneca PLC	33,844	2,518,358
Barclays PLC	619,334	2,256,023
BG Group PLC	151,598	3,204,963
BP PLC	321,490	2,830,770
British American Tobacco PLC	26,984	1,605,732
HSBC Holdings PLC	534,799	5,429,302
InterContinental Hotels Group PLC	54,629	2,260,347
Kingfisher PLC	162,961	1,000,114
Prudential PLC	135,749	3,113,901
Rio Tinto PLC	58,583	3,161,043
Royal Dutch Shell PLC ‘A’	146,208	6,048,250
SABMiller PLC	39,776	2,304,509
Tullow Oil PLC	62,603	913,432
Vodafone Group PLC	1,197,152	4,000,608
Wolseley PLC	27,762	1,520,097

		42,167,449

Total Common Stocks (Cost $148,477,658)		178,847,758

	Shares	Value
SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	186,732	$186,732

Total Short-Term Investment (Cost $186,732)		186,732

TOTAL INVESTMENTS - 99.5% (Cost $150,461,608)		180,760,613

OTHER ASSETS & LIABILITIES, NET - 0.5%		847,977

NET ASSETS - 100.0%		$181,608,590

Notes to Schedule of Investments

(a)	As of June 30, 2014, the fund was diversified as a percentage of net assets as follows:

Financials	29.6%
Consumer Discretionary	12.2%
Energy	11.0%
Materials	9.3%
Industrials	9.1%
Health Care	7.2%
Consumer Staples	6.4%
Telecommunication Services	6.4%
Information Technology	4.2%
Utilities	4.0%
Others (each less than 3.0%)	0.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	11,512,060	USD	10,596,829	08/14	WBC	$227,909
CHF	612,301	USD	686,991	08/14	BRC	3,684
CHF	5,337,477	USD	6,069,902	08/14	CSF	(49,237)
CHF	825,744	USD	922,255	08/14	HSB	9,183
EUR	202,119	GBP	163,169	08/14	CIT	(2,362)
EUR	464,583	GBP	377,891	08/14	WBC	(10,286)
EUR	269,492	JPY	37,246,974	08/14	CIT	1,290
EUR	480,422	SEK	4,355,821	08/14	RBC	6,304
EUR	621,268	USD	851,889	08/14	ANZ	(1,068)
EUR	490,144	USD	677,952	08/14	BRC	(6,705)
EUR	639,708	USD	870,185	08/14	BRC	5,889
EUR	311,718	USD	422,364	08/14	CIT	4,530
EUR	509,635	USD	709,560	08/14	CSF	(11,620)
EUR	638,617	USD	883,332	08/14	DUB	(8,753)
EUR	614,184	USD	849,546	08/14	GSC	(8,428)
EUR	316,278	USD	427,799	08/14	GSC	5,341
EUR	300,549	USD	411,319	08/14	HSB	280
EUR	395,973	USD	539,157	08/14	SSB	3,124
EUR	105,182	USD	145,850	08/14	WBC	(1,804)
EUR	443,144	USD	600,563	08/14	WBC	6,319
GBP	211,100	EUR	260,565	08/14	CSF	4,327
GBP	214,923	JPY	37,237,344	08/14	GSC	27
GBP	162,152	NOK	1,653,952	08/14	CIT	8,165
GBP	784,242	USD	1,324,906	08/14	ANZ	16,841
GBP	306,697	USD	523,004	08/14	BRC	1,719
GBP	264,856	USD	442,188	08/14	DUB	10,949
GBP	324,819	USD	550,533	08/14	HSB	5,195
HKD	3,216,386	JPY	42,140,182	08/14	UBS	(1,281)
HKD	4,042,492	USD	521,597	08/14	CIT	(244)
HKD	8,164,236	USD	1,053,261	08/14	GSC	(335)
JPY	99,049,887	USD	975,823	08/14	ANZ	2,196
JPY	98,325,234	USD	958,842	08/14	UBS	12,020
SEK	20,653,103	USD	3,156,847	08/14	CSF	(67,151)
SGD	3,408,646	USD	2,712,931	08/14	SSB	20,783
USD	549,767	AUD	584,803	08/14	GSC	(120)
USD	544,520	CAD	598,244	08/14	CSF	(15,594)
USD	730,978	CHF	653,583	08/14	CSF	(6,263)
USD	977,285	CHF	872,899	08/14	HSB	(7,344)
USD	645,017	EUR	470,072	08/14	CIT	1,258
USD	926,358	EUR	677,294	08/14	CSF	(1,189)
USD	12,716,882	EUR	9,177,325	08/14	GSC	148,627
USD	722,085	EUR	530,629	08/14	UBS	(4,606)
USD	713,521	EUR	523,532	08/14	WBC	(3,451)
USD	858,658	GBP	506,365	08/14	BRC	(7,674)
USD	364,845	GBP	214,146	08/14	CIT	(1,534)
USD	270,446	GBP	161,501	08/14	CSF	(5,863)
USD	753,733	GBP	445,465	08/14	DUB	(8,406)
USD	3,933,998	GBP	2,334,481	08/14	GSC	(60,029)
USD	508,969	GBP	303,984	08/14	HSB	(11,112)
USD	359,805	GBP	213,879	08/14	MSC	(6,118)
USD	356,876	GBP	212,023	08/14	WBC	(5,871)
USD	660,774	HKD	5,122,196	08/14	WBC	173
USD	3,415,788	JPY	349,114,033	08/14	ANZ	(31,364)
USD	2,049,683	JPY	209,058,346	08/14	CIT	(14,558)
USD	993,798	JPY	101,500,472	08/14	DUB	(8,417)
USD	691,057	JPY	70,365,473	08/14	HSB	(3,731)
USD	411,103	JPY	41,888,970	08/14	RBC	(2,509)
USD	1,038,819	JPY	106,157,958	08/14	WBC	(9,385)
USD	831,318	NOK	4,938,473	08/14	CSF	27,351
USD	1,396,287	NOK	8,484,248	08/14	GSC	15,081
USD	427,608	NOK	2,573,155	08/14	WBC	8,708

Total Forward Foreign Currency Contracts						$172,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights (1)	$64,377	$64,377	$—	$—
	Preferred Stocks (1)	1,661,746	—	1,661,746	—
	Common Stocks
	Australia	3,681,536	—	3,681,536	—
	Belgium	3,148,981	—	3,148,981	—
	Canada	922,210	922,210	—	—
	Denmark	1,786,271	—	1,786,271	—
	Finland	1,728,196	—	1,728,196	—
	France	24,324,175	—	24,324,175	—
	Germany	14,427,332	—	14,427,332	—
	Hong Kong	3,775,899	—	3,775,899	—
	Ireland	1,185,973	1,185,973	—	—
	Italy	7,677,048	—	7,677,048	—
	Japan	42,747,720	—	42,747,720	—
	Netherlands	4,709,484	—	4,709,484	—
	Norway	4,550,794	—	4,550,794	—
	Russia	943,296	943,296	—	—
	South Korea	2,242,842	—	2,242,842	—
	Spain	3,857,277	—	3,857,277	—
	Sweden	3,134,213	—	3,134,213	—
	Switzerland	10,114,381	—	10,114,381	—
	Taiwan	734,397	—	734,397	—
	Turkey	988,284	—	988,284	—
	United Kingdom	42,167,449	—	42,167,449	—

		178,847,758	3,051,479	175,796,279	—
	Short-Term Investment	186,732	186,732	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	557,273	—	557,273	—

	Total Assets	181,317,886	3,302,588	178,015,298	—
Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(384,412)	—	(384,412)	—

	Total Liabilities	(384,412)	—	(384,412)	—

	Total	$180,933,474	$3,302,588	$177,630,886	$—

(1)	For equity investment categorized in a single level, refer to the schedule of investment for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.2%

U.S. Treasury Notes - 6.2%

0.375% due 03/15/15 ‡	$8,500,000	$8,517,434

Total U.S. Treasury Obligations (Cost $8,513,536)		8,517,434

FOREIGN GOVERNMENT BONDS & NOTES - 23.3%

Canada - 6.3%

Canadian Government 1.000% due 02/01/15	CAD 9,360,000	8,773,163

France - 4.8%

French Treasury 3.000% due 07/12/14	EUR 4,810,000	6,591,472

Germany - 6.0%

Bundesobligation 2.500% due 02/27/15	6,000,000	8,350,459

United Kingdom - 6.2%

United Kingdom Gilt 2.750% due 01/22/15 ~	GBP 4,930,000	8,543,609

Total Foreign Government Bonds & Notes (Cost $31,425,843)		32,258,703

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 71.3%

U.S. Treasury Bills - 30.3%

0.010% due 07/17/14	$6,000,000	$5,999,980
0.020% due 08/14/14	8,000,000	7,999,791
0.025% due 09/18/14	6,000,000	5,999,784
0.035% due 10/16/14	8,000,000	7,999,080
0.040% due 11/13/14	6,000,000	5,998,962
0.055% due 03/05/15	8,000,000	7,997,048

		41,994,645

	Shares

Money Market Fund - 41.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	56,691,284	56,691,284

Total Short-Term Investments (Cost $98,685,982)		98,685,929

TOTAL INVESTMENTS - 100.8% (Cost $138,625,361)		139,462,066

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(1,111,056)

NET ASSETS - 100.0%		$138,351,010

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	35,050,000	USD	32,761,586	08/14	GSC	$191,422
CHF	220,000	USD	247,036	08/14	ANZ	1,128
EUR	7,682,505	USD	10,460,001	07/14	MSC	60,221
EUR	10,225,000	USD	13,845,858	08/14	ANZ	157,281
EUR	9,100,000	USD	12,405,211	08/14	BOA	57,241
EUR	7,575,000	USD	10,295,296	08/14	CIT	78,668
EUR	3,185,000	USD	4,326,371	08/14	GSC	35,487
GBP	1,050,000	USD	1,761,480	07/14	BRC	35,273
GBP	12,857,000	USD	21,581,336	08/14	ANZ	415,150
GBP	2,329,882	USD	3,950,000	08/14	BOA	36,094
GBP	15,253,423	USD	25,606,867	08/14	BRC	489,555
GBP	6,275,076	USD	10,642,673	08/14	GSC	93,083
JPY	2,107,400,000	USD	20,564,012	07/14	GSC	240,901
JPY	18,785,000	USD	185,350	08/14	ANZ	135
JPY	920,202,300	USD	9,015,360	08/14	GSC	70,836
MXN	134,880,000	USD	10,437,205	07/14	CSF	(51,834)
NOK	31,353,220	USD	5,172,000	08/14	BOA	(68,183)
NOK	31,489,418	USD	5,150,000	08/14	BRC	(24,012)
NOK	76,550,008	USD	12,450,000	08/14	BRC	11,151
NOK	13,847,389	USD	2,267,000	08/14	CIT	(12,860)
NOK	72,145,361	USD	11,806,000	08/14	GSC	(61,856)
NOK	35,451,268	USD	5,798,000	08/14	RBC	(27,085)
NZD	935,000	USD	818,967	07/14	RBS	(1,465)
NZD	1,975,000	USD	1,704,642	07/14	RBS	22,166
NZD	41,130,000	USD	35,343,832	08/14	CIT	533,929
NZD	5,679,385	USD	4,961,000	08/14	RBC	(6,863)
NZD	12,611,000	USD	10,974,546	08/14	RBC	26,048

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PHP	913,250,000	USD	20,919,711	07/14	BRC	($3,529)
PLN	31,285,000	USD	10,317,251	07/14	MSC	(25,937)
SEK	71,185,689	USD	10,600,000	08/14	BOA	49,165
SEK	39,284,048	USD	5,804,000	08/14	BRC	72,775
SEK	755,192	USD	112,000	08/14	GSC	975
SGD	2,466,836	USD	1,973,548	08/14	ANZ	4,842
SGD	11,088,705	USD	8,871,248	08/14	CIT	21,835
USD	20,583,019	AUD	22,215,000	07/14	MSC	(340,978)
USD	386,973	AUD	412,000	08/14	ANZ	(378)
USD	41,276,794	AUD	44,160,000	08/14	GSC	(241,175)
USD	18,871,353	CAD	20,665,000	07/14	BRC	(487,720)
USD	31,109,002	CHF	27,855,000	07/14	GSC	(305,482)
USD	10,106,356	CHF	9,089,000	08/14	BOA	(146,189)
USD	22,740,376	CHF	20,449,055	08/14	BRC	(326,503)
USD	13,150,774	CHF	11,825,768	08/14	CIT	(188,891)
USD	17,688,828	CHF	15,904,821	08/14	GSC	(252,078)
USD	12,630,592	CHF	11,360,586	08/14	RBC	(184,340)
USD	15,100,100	EUR	11,090,000	07/14	BRC	(86,255)
USD	43,742,909	EUR	32,303,617	08/14	ANZ	(496,902)
USD	3,950,001	EUR	2,915,865	08/14	BOA	(43,277)
USD	17,601,006	EUR	12,916,775	08/14	BRC	(88,519)
USD	10,645,184	EUR	7,848,000	08/14	GSC	(102,654)
USD	5,798,465	EUR	4,263,000	08/14	RBC	(39,714)
USD	253,464	GBP	149,000	08/14	ANZ	(1,453)
USD	17,075,811	GBP	10,061,961	08/14	BOA	(138,763)
USD	26,725,449	GBP	15,747,482	08/14	CIT	(216,238)
USD	4,325,230	GBP	2,549,260	08/14	GSC	(36,189)
USD	4,961,000	GBP	2,914,182	08/14	RBC	(24,749)
USD	7,115,125	JPY	726,312,000	08/14	BOA	(56,573)
USD	21,555,671	JPY	2,200,198,113	08/14	GSC	(169,370)
USD	880,403	NOK	5,411,000	08/14	ANZ	(424)
USD	5,804,000	NOK	35,686,606	08/14	BRC	(5,225)
USD	4,900,000	NOK	29,463,136	08/14	BRC	103,860
USD	13,469,669	NOK	80,989,898	08/14	GSC	285,772
USD	52,150,158	NZD	61,980,000	07/14	RBS	(2,041,032)
USD	4,911,105	NZD	5,691,000	08/14	ANZ	(53,163)
USD	1,127,241	NZD	1,290,000	08/14	ANZ	1,972
USD	17,461,938	NZD	20,320,646	08/14	CIT	(263,793)
USD	10,460,000	PLN	31,586,344	07/14	MSC	69,558
USD	24,479,501	SEK	164,254,023	08/14	CIT	(92,407)

Total Forward Foreign Currency Contracts						($3,547,535)

(c)	As of June 30, 2014, investments with a total aggregate value of $260,533 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$8,517,434	$—	$8,517,434	$—
	Foreign Government Bonds & Notes	32,258,703	—	32,258,703	—
	Short-Term Investments	98,685,929	56,691,284	41,994,645	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,166,523	—	3,166,523	—

	Total Assets	142,628,589	56,691,284	85,937,305	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,714,058)	—	(6,714,058)	—

	Total Liabilities	(6,714,058)	—	(6,714,058)	—

	Total	$135,914,531	$56,691,284	$79,223,247	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.3%

Germany - 0.5%

Deutsche Euroshop AG	10,661	$526,835
Deutsche Wohnen AG	23,889	515,209

		1,042,044

Luxembourg - 0.3%

GAGFAH SA *	31,606	575,424

Singapore - 0.5%

Yoma Strategic Holdings Ltd	1,837,000	1,053,882

Total Common Stocks (Cost $2,363,535)		2,671,350

CLOSED-END MUTUAL FUND - 0.5%

Fondul Proprietatea SA *	4,225,000	1,125,585

Total Closed-End Mutual Fund (Cost $1,045,664)		1,125,585

	Principal Amount

CORPORATE BONDS & NOTES - 0.3%

Venezuela - 0.3%

Petroleos de Venezuela SA 4.900% due 10/28/14	$517,975	518,182

Total Corporate Bonds & Notes (Cost $508,476)		518,182

SENIOR LOAN NOTES - 0.3%

Kenya - 0.3%

Kenya Government 4.975% due 08/15/14	650,000	648,375

Total Senior Loan Notes (Cost $650,241)		648,375

MORTGAGE-BACKED SECURITIES - 1.4%

United States - 1.4%

Fannie Mae (IO)
5.000% due 12/25/42 "	2,391,171	523,384
5.998% due 01/25/43 " §	5,484,536	1,029,543
6.048% due 03/25/33 " §	1,354,729	271,377
6.098% due 07/25/42 " §	2,277,798	412,901
6.288% due 11/25/37 " §	3,754,080	629,535

		2,866,740

Total Mortgage-Backed Securities (Cost $2,735,212)		2,866,740

FOREIGN GOVERNMENT BONDS & NOTES - 65.6%

Albania - 0.3%

Albania Government 7.500% due 11/04/15 ~	EUR 490,000	707,189

Argentina - 2.8%

Argentina Boden 7.000% due 10/03/15	$4,133,668	4,017,925
Argentine Republic Government 8.280% due 12/31/33	1,876,932	1,584,131

		5,602,056

	Principal Amount	Value
Barbados - 0.4%

Barbados Government 6.625% due 12/05/35 ~	$900,000	$729,000

Belarus - 0.5%

Republic of Belarus 8.750% due 08/03/15 ~	976,000	1,008,989

Bermuda - 1.4%

Bermuda Government 4.854% due 02/06/24 ~	2,738,000	2,896,804

Cyprus - 1.9%

Cyprus Government 3.750% due 11/01/15 ~	EUR 2,897,000	3,963,888

Dominican Republic - 1.6%

Dominican Republic Central Bank 12.000% due 04/05/19 ~	DOP 14,920,000	350,827
Dominican Republic Government
14.000% due 04/30/21 ~	8,400,000	215,773
14.500% due 02/10/23 ~	28,600,000	717,270
15.950% due 06/04/21 ~	13,000,000	369,626
18.500% due 02/04/28 ~	51,400,000	1,542,604

		3,196,100

Ecuador - 2.4%

Ecuador Government
7.950% due 06/20/24 ~	$4,140,000	4,278,690
9.375% due 12/15/15 ~	643,000	687,206

		4,965,896

Fiji - 0.9%

Republic of The Fiji Islands 9.000% due 03/15/16	1,740,000	1,797,333

Indonesia - 1.2%

Indonesia Treasury 8.375% due 03/15/24	IDR 29,579,000,000	2,538,105

Iraq - 1.3%

Republic of Iraq 5.800% due 01/15/28 ~	$2,812,000	2,551,890

Ivory Coast - 0.2%

Ivory Coast Government 5.750% due 12/31/32 ~	351,000	342,664

Jordan - 1.0%

Jordan Government
3.875% due 11/12/15 ~	800,000	806,000
7.078% due 07/18/14 +	JOD 700,000	989,022
7.950% due 02/05/15 +	100,000	144,784

		1,939,806

Kenya - 1.0%

Kenya Government 6.875% due 06/24/24 ~	$1,860,000	1,938,120

Latvia - 0.1%

Republic of Latvia 2.625% due 01/21/21 ~	EUR 143,000	204,426

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value
Lebanon - 4.1%

Lebanon Government
4.100% due 06/12/15 ~	$400,000	$404,882
8.500% due 01/19/16 ~	3,345,000	3,604,238
Lebanon Treasury
6.500% due 04/02/15	LBP 1,909,300,000	1,279,309
7.540% due 01/15/15	2,469,440,000	1,658,232
8.380% due 08/28/14	1,479,450,000	986,704
9.000% due 07/17/14	486,590,000	323,199

		8,256,564

Montenegro - 0.5%

Montenegro Government 5.375% due 05/20/19 ~	EUR 780,000	1,102,766

New Zealand - 2.9%

New Zealand Government
2.000% due 09/20/25 ^	NZD 3,074,700	2,503,519
3.000% due 09/20/30 ^	1,122,349	997,832
5.500% due 04/15/23	2,518,000	2,378,889

		5,880,240

Pakistan - 1.5%

Pakistan Government
7.250% due 04/15/19 ~	$1,925,000	1,977,938
8.250% due 04/15/24 ~	976,000	1,011,380

		2,989,318

Philippines - 1.1%

Philippine Government 5.875% due 01/31/18	PHP 85,990,000	2,159,984

Romania - 2.1%

Romania Government
4.625% due 09/18/20 ~	EUR 1,847,000	2,847,764
4.875% due 11/07/19 ~	350,000	545,608
5.250% due 06/17/16 ~	625,000	924,296

		4,317,668

Rwanda - 0.1%

Rwanda International Government 6.625% due 05/02/23 ~	$260,000	271,648

Serbia - 7.7%

Serbia Treasury
10.000% due 01/10/15	RSD 358,080,000	4,285,484
10.000% due 01/30/16	41,900,000	505,787
10.000% due 04/25/16	76,100,000	915,433
10.000% due 04/01/17	164,390,000	1,970,063
10.000% due 05/08/17	395,270,000	4,734,517
10.000% due 01/24/18	103,830,000	1,231,818
10.000% due 06/05/21	185,040,000	2,022,856

		15,665,958

Slovenia - 9.8%

Slovenia Government
4.125% due 02/18/19 ~	$4,445,000	4,693,698
4.125% due 01/26/20 ~	EUR 320,000	484,513
4.375% due 01/18/21 ~	1,818,000	2,787,119
4.625% due 09/09/24 ~	1,055,000	1,629,638
5.125% due 03/30/26 ~	3,335,000	5,310,062
5.500% due 10/26/22 ~	$1,665,000	1,829,419
5.850% due 05/10/23 ~	2,802,000	3,159,255

		19,893,704

	Principal Amount	Value
Sri Lanka - 6.3%

Sri Lanka Government
5.650% due 01/15/19	LKR 99,200,000	$678,872
5.875% due 07/25/22 ~	$2,767,000	2,874,221
6.250% due 10/04/20 ~	1,043,000	1,113,403
6.250% due 07/27/21 ~	750,000	795,000
7.500% due 08/15/18	LKR 134,190,000	1,001,252
8.000% due 09/01/16	371,600,000	2,889,954
8.500% due 11/01/15	35,710,000	278,751
8.500% due 04/01/18	10,150,000	79,835
8.500% due 07/15/18	113,540,000	876,733
8.750% due 05/15/17	57,290,000	452,169
9.000% due 10/01/14	20,590,000	158,832
9.000% due 05/01/21	9,160,000	67,864
10.600% due 07/01/19	155,120,000	1,284,933
11.750% due 03/15/15	37,500,000	297,184

		12,849,003

Tanzania - 1.9%

Tanzania Government 6.332% due 03/09/20 § ~	$3,655,000	3,910,850

Turkey - 4.3%

Turkey Government
3.000% due 07/21/21 ^	TRY 2,293,820	1,163,367
3.000% due 02/23/22 ^	1,254,680	641,672
4.000% due 04/01/20 ^	11,035,049	5,849,315
6.500% due 01/07/15	2,090,000	980,729

		8,635,083

Uganda - 0.9%

Republic of Uganda Government
14.125% due 12/01/16	UGX 2,267,400,000	889,936
14.625% due 11/01/18	2,358,500,000	942,346

		1,832,282

Uruguay - 1.6%

Uruguay Notas del Tesoro
2.250% due 08/23/17 ^	UYU 14,523,022	581,131
2.750% due 06/16/16 ^	13,985,662	586,286
4.250% due 01/05/17 ^	16,863,970	726,754
Uruguay Treasury
14.500% due 11/26/15	4,580,000	163,817
14.560% due 08/29/14	8,220,000	351,126
15.000% due 08/20/15	4,300,000	159,242
15.000% due 10/08/15	14,620,000	532,005
15.200% due 02/20/15	4,300,000	171,026
15.420% due 04/21/16	1,313,000	44,670

		3,316,057

Venezuela - 2.4%

Venezuela Government
5.750% due 02/26/16 ~	$1,360,000	1,291,320
6.000% due 12/09/20 ~	139,000	107,378
7.750% due 10/13/19 ~	1,553,300	1,351,371
8.500% due 10/08/14	2,094,000	2,104,470

		4,854,539

Zambia - 1.4%

Zambia Government 8.500% due 04/14/24 ~	2,539,000	2,816,830

Total Foreign Government Bonds & Notes (Cost $130,965,010)		133,134,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

	Principal Amount	Value

PURCHASED OPTIONS - 0.3%
(See Note (f) in Notes to Schedule of Investments) (Cost $945,065)		$680,206

SHORT-TERM INVESTMENTS - 30.2%

Foreign Government Issues - 17.7%

Croatia Treasury Bills (Croatia) 4.940% due 02/12/15	EUR 2,866,000	3,906,075
Kenya Treasury Bills (Kenya)
8.220% due 04/13/15	KES 142,200,000	1,496,304
8.530% due 05/04/15	132,600,000	1,386,989
8.540% due 04/27/15	141,600,000	1,484,070
8.610% due 03/16/15	203,700,000	2,160,568
9.158% due 11/24/14	110,600,000	1,211,557
Lebanon Treasury Bills (Lebanon)
4.830% due 07/17/14	LBP 761,800,000	504,060
4.930% due 07/31/14	1,998,430,000	1,320,089
4.930% due 08/14/14	2,890,000,000	1,905,829
5.180% due 01/22/15	1,196,535,000	771,412
5.267% due 10/16/14	513,000,000	335,657
5.290% due 07/24/14	584,480,000	386,409
5.300% due 07/10/14	403,220,000	267,022
5.300% due 02/05/15	2,941,190,000	1,892,346
5.300% due 02/19/15	2,983,330,000	1,915,524
5.315% due 12/25/14	2,087,070,000	1,351,142
Republic of Zambia Treasury Bills (Zambia)
13.146% due 09/08/14	ZMW 175,000	27,283
13.438% due 09/22/14	2,660,000	411,228
Serbia Treasury Bills (Serbia)
8.140% due 01/29/15	RSD 200,740,000	2,268,857
8.660% due 02/26/15	121,110,000	1,360,039
8.940% due 03/12/15	27,970,000	313,073
Sri Lanka Treasury Bills (Sri Lanka)
7.000% due 06/26/15	LKR 91,430,000	656,603
7.010% due 06/19/15	101,580,000	730,396
7.020% due 12/26/14	308,200,000	2,290,313
7.020% due 03/06/15	30,950,000	226,955
7.020% due 05/08/15	23,900,000	173,192
7.030% due 05/01/15	43,140,000	313,035
7.030% due 06/05/15	176,340,000	1,271,075
7.040% due 02/27/15	87,550,000	642,835
7.040% due 04/17/15	42,210,000	307,164
7.060% due 03/13/15	50,280,000	368,226
7.060% due 03/27/15	83,130,000	607,228
7.070% due 02/13/15	24,500,000	180,366
7.100% due 02/20/15	29,770,000	218,875
7.320% due 12/19/14	80,010,000	595,320
9.460% due 10/31/14	76,620,000	575,237
Uruguay Letras de Regulacion Monetaria En UI (Uruguay) 15.330% due 01/14/16 ^	UYU 1,000,000	35,169
Uruguay Treasury Bills (Uruguay) 13.820% due 10/15/14	521,000	21,843

		35,889,365

	Shares

Money Market Fund - 8.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	17,729,898	17,729,898

	Principal Amount	Value
U.S. Treasury Bills - 1.5%

0.013% due 08/21/14	$500,000	$499,999
0.018% due 07/10/14 ‡	2,500,000	2,500,000

		2,999,999

Repurchase Agreements - 2.3%

Barclays PLC (0.900%) due 07/07/14 (Dated 06/18/14, repurchase price of $668,588; collateralized by State of Qatar: 3.241% due 01/18/23 and value $672,919)	668,822	668,822
Barclays PLC (0.900%) due 07/14/14 (Dated 06/25/14, repurchase price of $1,086,861; collateralized by State of Qatar: 3.241% due 01/18/23 and value $1,094,010)	1,087,242	1,087,242
Barclays PLC (0.550%) due 07/08/14 (Dated 06/12/14, repurchase price of $282,513; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $281,059)	282,604	282,604
Nomura Securities (0.650%) due 07/02/14 (Dated 06/04/14, repurchase price of $563,117; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $569,144)	563,340	563,340
Nomura Securities (0.650%) due 07/15/14 (Dated 06/19/14, repurchase price of $201,063; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $200,756)	201,140	201,140
Nomura Securities (0.650%) due 07/23/14 (Dated 06/30/14, repurchase price of $568,898; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $569,144)	569,114	569,114
Nomura Securities 0.050% due 07/16/14 (Dated 06/11/14, repurchase price of $1,252,208; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,245,025)	EUR 914,450	1,252,156

		4,624,418

Total Short-Term Investments (Cost $61,289,246)		61,243,680

TOTAL INVESTMENTS - 99.9% (Cost $200,502,449)		202,888,878

SECURITIES SOLD SHORT - (1.9%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $3,694,351)		(3,988,993)

OTHER ASSETS & LIABILITIES, NET - 2.0%		4,110,554

NET ASSETS - 100.0%		$203,010,439

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $1,133,806 or 0.6% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(c)	Securities sold short outstanding as of June 30, 2014 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes – (1.9%)
Republic of Ghana
7.875% due 08/07/23	$1,047,000	($1,018,208)
SoQ Sukuk A QSC
3.241% due 01/18/23	1,712,000	(1,741,960)
Spain Government
5.400% due 01/31/23	EUR 730,000	(1,228,825)

Total Securities Sold Short (Proceeds $3,694,351)		($3,988,993)

(d)	Open futures contracts outstanding as of June 30, 2014 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (09/14)	37	($29,727)
SGX CNX Nifty Index (07/14)	273	6,600
TOPIX Index (09/14)	36	97,382

		74,255

Short Futures Outstanding
Euro-Bobl 5-Year Notes (09/14)	37	(29,922)
Euro-Bund 10-Year Notes (09/14)	43	(81,926)
Euro-Schatz 10-Year Notes (09/14)	6	(539)
Eurodollar 90-Day Notes (03/16)	332	(133,298)
Japanese Government 10-Year Bonds (09/14)	16	(105,738)
United Kingdom Long Gilt (09/14)	24	15,588
U.S. 2-Year Deliverable Interest Rate Swap (09/14)	34	(2,976)
U.S. 5-Year Deliverable Interest Rate Swap (09/14)	99	(65,273)
U.S. 10-Year Deliverable Interest Rate Swap (09/14)	144	(187,092)

		(591,176)

Total Futures Contracts		($516,921)

(e)	Forward foreign currency contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	24,000,000	USD	2,073,071	02/15	CIT	$277,455
AUD	4,068,587	USD	3,792,249	07/14	CIT	39,587
BRL	10,029,000	USD	4,553,462	07/14	CIT	(17,280)
BRL	10,029,000	USD	4,538,009	07/14	SCB	(1,827)
CAD	1,887,571	USD	1,733,877	07/14	GSC	33,875
CAD	1,013,465	USD	930,818	07/14	JPM	18,317
CAD	1,274,254	USD	1,169,233	07/14	SCB	24,135
CHF	3,354,000	USD	3,771,972	08/14	GSC	11,334
EUR	5,519,588	HUF	1,698,211,766	07/14	HSB	54,950
EUR	251,202	HUF	77,521,000	07/14	SCB	1,469
EUR	69,000	USD	93,935	07/14	GSC	556
EUR	2,047,000	USD	2,773,247	08/14	GSC	30,110
GBP	207,352	EUR	254,000	08/14	GSC	6,863
GBP	1,257,420	EUR	1,555,000	08/14	JPM	21,491
GBP	2,183,650	EUR	2,675,000	08/14	MSC	72,152
HUF	365,678,264	EUR	1,200,444	07/14	GSC	(28,133)
HUF	286,985,836	EUR	942,065	07/14	HSB	(22,012)
HUF	1,123,068,666	EUR	3,697,698	07/14	SCB	(101,329)
IDR	7,321,125,600	USD	641,079	07/14	GSC	(26,129)
IDR	7,309,169,000	USD	646,829	07/14	SCB	(32,765)
IDR	16,970,712,000	USD	1,457,339	08/14	JPM	(39,823)
IDR	8,284,509,791	USD	714,011	08/14	SCB	(22,029)
IDR	5,808,846,000	USD	468,078	11/14	CIT	9,216
ILS	22,792,000	USD	6,543,737	07/14	CIT	96,785
INR	49,327,000	USD	810,167	07/14	JPM	8,483
INR	106,192,000	USD	1,742,243	08/14	GSC	4,618
INR	308,103,000	USD	5,150,329	08/14	JPM	(100,192)
INR	21,666,000	USD	361,824	08/14	SCB	(6,695)
INR	264,116,000	USD	4,353,186	09/14	SCB	(49,908)
JPY	452,515,000	USD	4,433,714	08/14	GSC	34,802
KZT	71,821,000	USD	434,620	10/14	CIT	(49,522)
KZT	71,000,000	USD	430,433	10/14	HSB	(50,360)
KZT	49,000,000	USD	297,420	10/14	JPM	(34,945)
KZT	87,400,000	USD	531,307	11/14	CIT	(64,130)
KZT	275,000,000	USD	1,692,308	11/14	JPM	(226,188)
MXN	56,904,000	USD	4,382,692	07/14	CIT	(5,967)
MXN	8,125,000	USD	621,357	08/14	GSC	2,957

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	39,275,000	USD	3,008,887	08/14	SCB	$8,955
PEN	11,147,000	USD	3,940,262	09/14	MSC	3,615
PHP	232,562,000	USD	5,221,888	07/14	GSC	105,238
PLN	41,367,000	EUR	9,825,949	07/14	CIT	149,355
PLN	680,000	EUR	163,089	07/14	JPM	309
PLN	5,850,000	EUR	1,406,969	08/14	CIT	(6,901)
RON	30,695,987	EUR	6,701,258	03/15	CIT	267,721
RON	3,980,791	EUR	866,682	03/15	JPM	38,413
RON	5,237,771	EUR	1,139,100	03/15	SCB	52,251
SGD	2,633,000	EUR	1,538,237	09/14	SCB	4,849
SGD	8,559,000	USD	6,825,767	07/14	GSC	38,479
SGD	461,598	USD	369,634	07/14	SCB	563
THB	115,025,000	USD	3,543,592	07/14	GSC	(677)
THB	29,949,000	USD	918,963	09/14	CIT	109
THB	34,835,000	USD	1,069,543	09/14	GSC	(531)
TRY	2,653,400	USD	1,171,437	10/14	CIT	57,328
TRY	6,507,600	USD	2,884,894	10/14	HSB	128,714
TRY	6,857,870	USD	2,988,048	05/15	MSC	41,870
UGX	938,510,000	USD	343,148	01/15	CIT	565
UGX	4,342,096,000	USD	1,590,511	01/15	SCB	(293)
USD	2,306,619	ARS	24,000,000	02/15	CIT	(43,906)
USD	6,991,755	AUD	7,549,000	07/14	GSC	(120,840)
USD	3,010,119	AUD	3,263,061	07/14	JPM	(59,134)
USD	3,797,660	AUD	4,068,587	07/14	MSC	(34,176)
USD	4,428,187	BRL	10,029,000	07/14	CIT	(107,995)
USD	4,553,462	BRL	10,029,000	07/14	SCB	17,280
USD	4,457,730	BRL	10,029,000	09/14	SCB	3,860
USD	12,853,555	CAD	14,188,000	07/14	GSC	(433,835)
USD	910,824	CHF	811,357	08/14	GSC	(4,387)
USD	11,921,505	CHF	10,495,216	08/14	GSC	82,920
USD	559,278	CHF	498,331	08/14	JPM	(2,839)
USD	2,586,866	CHF	2,305,027	08/14	SCB	(13,201)
USD	174,536	EUR	125,963	07/14	GSC	2,040
USD	4,433,288	EUR	3,231,000	07/14	JPM	8,906
USD	2,839,602	EUR	2,047,000	08/14	GSC	36,246
USD	1,793,813	EUR	1,312,437	08/14	GSC	(3,696)
USD	2,960,802	EUR	2,159,159	08/14	JPM	3,643
USD	2,069,805	EUR	1,520,676	08/14	JPM	(12,916)
USD	19,586,910	EUR	14,216,644	08/14	SCB	116,782
USD	201,589	EUR	149,000	08/14	SCB	(2,471)
USD	6,296,842	EUR	4,625,029	09/14	GSC	(38,117)
USD	12,415,439	EUR	9,105,270	09/14	SCB	(55,771)
USD	882,352	EUR	652,000	10/14	GSC	(10,749)
USD	1,207,445	IDR	14,043,798,000	07/14	DUB	23,499
USD	1,207,238	IDR	14,043,798,000	07/14	SCB	23,291
USD	90,546	IDR	1,074,324,000	08/14	DUB	810
USD	3,138,262	ILS	10,868,517	07/14	DUB	(28,315)
USD	3,442,164	ILS	11,923,483	07/14	SCB	(31,781)
USD	2,204,249	INR	131,263,000	08/14	SCB	44,968
USD	16,784,876	JPY	1,708,767,253	08/14	GSC	(88,843)
USD	5,313,061	NZD	6,267,730	07/14	GSC	(157,808)
USD	618,443	NZD	726,000	07/14	SCB	(15,255)
USD	418,062	PHP	18,345,000	07/14	DUB	(2,153)
USD	946,943	RUB	35,695,000	10/14	HSB	(76,819)
USD	1,556,432	RUB	58,623,000	10/14	JPM	(124,924)
USD	1,488,291	RUB	56,098,000	10/14	MSC	(120,645)
USD	2,902,908	SGD	3,631,035	07/14	SCB	(9,152)
USD	3,549,059	THB	115,025,000	07/14	GSC	6,144
USD	2,045,252	THB	66,950,000	08/14	GSC	(12,919)
USD	424,665	THB	13,946,000	08/14	SCB	(3,958)
USD	918,892	THB	29,949,000	09/14	CIT	(179)
USD	1,068,886	THB	34,835,000	09/14	GSC	(126)
USD	3,528,374	THB	115,025,000	10/14	GSC	292
USD	915,312	THB	29,949,000	12/14	CIT	(513)
USD	1,065,128	THB	34,835,000	12/14	GSC	(109)
USD	1,428,036	TRY	3,065,998	08/14	SCB	(7,070)
USD	2,361,301	ZAR	24,891,367	07/14	CIT	24,203
USD	434,087	ZAR	4,665,000	07/14	HSB	(3,919)
USD	796,974	ZAR	8,581,973	07/14	JPM	(8,804)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	570,540	ZAR	6,036,360	07/14	JPM	$3,775
USD	1,852,068	ZAR	19,508,300	07/14	MSC	20,397
USD	1,865,668	ZAR	20,121,792	07/14	SCB	(23,605)
USD	435,008	ZMW	2,597,000	09/14	CIT	41,015
USD	26,756	ZMW	160,000	09/14	SCB	2,250
UYU	9,215,000	USD	390,797	12/14	CIT	(12,524)
UYU	26,860,000	USD	1,122,206	01/15	CIT	(27,490)
UYU	18,000,000	USD	725,076	02/15	CIT	3,206
UYU	18,121,000	USD	747,250	02/15	CIT	(18,488)
UYU	16,465,000	USD	671,017	03/15	CIT	(16,046)
UYU	14,000,000	USD	552,923	04/15	CIT	(1,529)

Total Forward Foreign Currency Contracts						($511,627)

(f)	Purchased options outstanding as of June 30, 2014 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC CAD versus USD	CAD 1.11	03/30/15	HSB	$3,131,532	$97,464	$26,349
Call - OTC CAD versus USD	1.11	03/30/15	SCB	918,018	29,113	7,870
Call - OTC CAD versus USD	1.13	03/30/15	CIT	2,019,469	48,167	10,970
Call - OTC CAD versus USD	1.13	03/30/15	GSC	2,048,673	48,864	11,128
Call - OTC AUD versus USD	AUD 0.85	04/29/15	CIT	4,512,410	85,953	38,578
Call - OTC AUD versus USD	0.85	04/29/15	JPM	3,473,582	64,842	29,103
Call - OTC EUR versus USD	EUR 1.38	04/29/15	CIT	3,998,190	113,019	102,250
Call - OTC JPY versus USD	JPY 105.00	06/22/15	CIT	2,988,000	53,815	44,391
Call - OTC JPY versus USD	105.00	06/22/15	DUB	5,976,000	107,631	88,781
Call - OTC JPY versus USD	105.00	06/22/15	GSC	2,933,000	53,815	44,391

					$702,683	$403,811

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Nikkei 225 Index (05/16)	16,000.00	05/13/16	CME	28	$242,382	$276,395

Total Purchased Options					$945,065	$680,206

(g)	Transactions in written options for the three-month period June 30, 2014 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31, 2014	10,791,867	$196,345
Call Options Expired	(10,791,867)	(196,345)

Outstanding, June 30, 2014	-	$-

(h)	Swap agreements outstanding as of June 30, 2014 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	1.567%	$198,000	$2,682	$10,567	($7,885)
China Government	1.000%	12/20/17	JPM	0.438%	3,100,000	(60,946)	(59,131)	(1,815)
Croatia Government	1.000%	03/20/18	CIT	2.042%	1,200,000	44,288	83,000	(38,712)
Thailand Government	1.000%	03/20/18	CIT	0.803%	3,300,000	(24,777)	(16,419)	(8,358)
Croatia Government	1.000%	03/20/18	HSB	2.042%	313,000	11,552	29,014	(17,462)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.887%	375,000	24,785	40,581	(15,796)
China Government	1.000%	03/20/18	JPM	0.488%	1,100,000	(21,027)	(17,333)	(3,694)
Croatia Government	1.000%	03/20/18	MSC	2.042%	2,262,000	83,482	194,313	(110,831)
Lebanon Government	5.000%	03/20/18	JPM	2.908%	689,000	(51,642)	(29,026)	(22,616)
Colombia Government	1.000%	06/20/18	CIT	0.594%	460,000	(7,440)	(695)	(6,745)
Croatia Government	1.000%	06/20/18	CIT	2.114%	800,000	33,505	76,719	(43,214)
Lebanon Government	1.000%	06/20/18	GSC	3.001%	5,166,000	382,769	715,241	(332,472)
Russian Foreign	1.000%	06/20/18	JPM	1.510%	1,290,000	24,761	21,470	3,291

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	06/20/18	MSC	2.114%	$921,000	$38,573	$92,071	($53,498)
Bulgaria Government	1.000%	12/20/18	GSC	1.160%	1,000,000	6,606	11,641	(5,035)
Qatar Government	1.000%	12/20/18	JPM	0.426%	1,838,000	(46,877)	(31,386)	(15,491)
Lebanon Government	5.000%	12/20/18	GSC	3.177%	663,000	(50,750)	(39,103)	(11,647)
Qatar Government	1.000%	03/20/19	GSC	0.462%	490,000	(12,321)	(8,606)	(3,715)
Qatar Government	1.000%	03/20/19	JPM	0.462%	160,000	(4,023)	(3,076)	(947)
Qatar Government	1.000%	06/20/19	CIT	0.495%	1,210,000	(29,871)	(28,206)	(1,665)
Qatar Government	1.000%	06/20/19	JPM	0.495%	566,000	(14,026)	(11,003)	(3,023)
Qatar Government	1.000%	06/20/19	JPM	0.495%	240,000	(5,949)	(6,602)	653
Colombia Government	1.000%	12/20/22	CIT	1.189%	3,317,938	46,677	113,762	(67,085)
Russian Foreign	1.000%	12/20/22	GSC	2.109%	5,240,000	418,459	413,671	4,788
Mexico Government	1.000%	12/20/22	HSB	1.085%	3,624,000	22,326	121,152	(98,826)
South Africa Government	1.000%	12/20/22	HSB	2.215%	12,560,000	1,099,585	1,080,969	18,616
South Africa Government	1.000%	12/20/22	HSB	2.215%	10,000,000	875,465	904,847	(29,382)
Spain Government	1.000%	12/20/22	HSB	1.014%	5,250,000	3,842	974,920	(971,078)
Qatar Government	1.000%	12/20/23	GSC	0.874%	874,000	(9,550)	284	(9,834)
Brazilian Government	1.000%	03/20/24	GSC	1.946%	3,537,423	271,247	469,683	(198,436)

						$3,051,405	$5,103,319	($2,051,914)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/14 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	12/20/17	HSB	1.303%	$22,560,000	($225,431)	($463,220)	$237,789
Turkey Government	1.000%	12/20/22	GSC	2.152%	2,367,000	(196,566)	(156,301)	(40,265)

						($421,997)	($619,521)	$197,524

						$2,629,408	$4,483,798	($1,854,390)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps

Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 1,993,897	$4,247,000	Pay	JPM	10.757%	04/08/16	($51,581)	$-	($51,581)
11,627,055	6,521,062	Receive	MSC	5.370%	04/01/20	1,741,247	-	1,741,247
2,145,966	1,120,609	Receive	JPM	7.860%	07/21/21	73,637	-	73,637
1,169,919	611,243	Receive	HSB	7.850%	02/23/22	70,891	-	70,891

						$1,834,194	$-	$1,834,194

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR KLIBOR	GSC	Pay	3.465%	01/13/16	MYR 16,501,000	($18,462)	$-	($18,462)
3-Month MYR KLIBOR	CIT	Pay	3.505%	01/15/16	16,500,000	(15,632)	-	(15,632)
3-Month MYR KLIBOR	CIT	Pay	3.600%	02/25/16	5,582,000	(3,893)	-	(3,893)
3-Month MYR KLIBOR	JPM	Pay	3.600%	02/25/16	5,418,000	(3,779)	-	(3,779)
3-Month MYR KLIBOR	JPM	Pay	3.600%	02/26/16	22,001,000	(15,391)	-	(15,391)
3-Month NZD Bank Bills	JPM	Pay	4.695%	10/08/16	NZD 9,000,000	5,863	-	5,863
6-Month PLN-WIBOR	HSB	Receive	3.356%	12/12/17	PLN 6,880,000	(86,710)	-	(86,710)
6-Month PLN-WIBOR	HSB	Pay	3.430%	12/12/17	60,000,000	811,858	-	811,858
6-Month PLN-WIBOR	HSB	Receive	3.620%	12/12/17	13,000,000	(206,875)	-	(206,875)
Brazil CETIP Interbank	CIT	Pay	13.160%	01/04/21	BRL 4,847,742	201,176	-	201,176
Brazil CETIP Interbank	GSC	Pay	13.050%	01/02/23	5,627,000	251,492	-	251,492
3-Month NZD Bank Bills	JPM	Pay	4.060%	06/04/23	NZD 810,000	(39,702)	-	(39,702)
3-Month MYR KLIBOR	GSC	Receive	4.525%	01/13/24	MYR 4,021,000	(10,371)	-	(10,371)
3-Month MYR KLIBOR	CIT	Receive	4.575%	01/15/24	4,021,000	(15,284)	-	(15,284)
3-Month MYR KLIBOR	JPM	Receive	4.560%	02/25/24	1,331,000	(3,789)	-	(3,789)
3-Month MYR KLIBOR	CIT	Receive	4.568%	02/25/24	1,349,000	(4,092)	-	(4,092)
3-Month MYR KLIBOR	JPM	Receive	4.565%	02/26/24	5,361,000	(15,874)	-	(15,874)

						830,535	-	830,535

	Exchange
3-Month NZD Bank Bills	LCH	Pay	4.711%	10/08/16	NZD 12,000,000	12,836	-	12,836
3-Month NZD Bank Bills	LCH	Pay	4.740%	10/10/16	9,500,000	12,066	-	12,066
3-Month NZD Bank Bills	LCH	Pay	4.764%	10/10/16	13,000,000	19,035	-	19,035
3-Month NZD Bank Bills	LCH	Pay	4.213%	10/23/17	583,000	(2,094)	-	(2,094)
3-Month NZD Bank Bills	LCH	Pay	4.203%	10/24/17	1,000,000	(3,881)	4	(3,885)
3-Month NZD Bank Bills	LCH	Pay	4.150%	10/25/17	1,000,000	(5,713)	4	(5,717)
3-Month NZD Bank Bills	LCH	Pay	4.036%	10/30/17	2,000,000	(17,790)	-	(17,790)
3-Month NZD Bank Bills	LCH	Pay	4.035%	10/31/17	1,417,000	(21,588)	5	(21,593)
6-Month HUF BUBOR	LCH	Receive	4.566%	11/14/18	HUF 288,000,000	(127,730)	-	(127,730)
6-Month HUF BUBOR	LCH	Receive	3.778%	11/15/18	483,000,000	(128,148)	-	(128,148)
6-Month HUF BUBOR	LCH	Receive	4.433%	11/15/18	369,000,000	(153,355)	-	(153,355)
6-Month GBP LIBOR	LCH	Receive	2.000%	02/20/19	GBP 2,440,000	(2,841)	-	(2,841)
6-Month HUF BUBOR	LCH	Receive	3.690%	05/15/19	HUF 1,400,792,000	(253,560)	-	(253,560)
6-Month AUD Bank Bills	LCH	Pay	4.310%	07/04/23	AUD 749,000	32,454	-	32,454
6-Month AUD Bank Bills	LCH	Pay	4.510%	08/26/23	1,476,000	83,657	-	83,657
3-Month NZD Bank Bills	LCH	Pay	4.960%	04/29/24	NZD 5,271,000	41,585	-	41,585
6-Month JPY LIBOR	LCH	Receive	0.753%	06/12/24	JPY 266,080,000	(14,324)	-	(14,324)

						(529,391)	13	(529,404)

						$301,144	$13	$301,131

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Negative return on WIG20 Index	Positive return on WIG20 Index	JPM	09/20/14	120	$41,881	$-	$41,881

Total Swap Agreements					$4,806,627	$4,483,811	$322,816

(i)	As of June 30, 2014, investments with a total aggregate value of $1,561,997 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2014 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,671,350	$—	$2,671,350	$—
	Closed-End Mutual Fund	1,125,585	—	1,125,585	—
	Corporate Bonds & Notes	518,182	—	518,182	—
	Senior Loan Notes	648,375	—	648,375	—
	Mortgage-Backed Securities	2,866,740	—	2,866,740	—
	Foreign Government Bonds & Notes	133,134,760	—	132,568,160	566,600
	Short-Term Investments	61,243,680	17,729,898	43,513,782	—
	Derivatives:
	Credit Contracts
	Swaps	3,390,604	—	3,390,604	—
	Equity Contracts
	Futures	103,982	103,982	—	—
	Purchased Options	276,395	—	276,395	—
	Swaps	41,881	—	41,881	—

	Total Equity Contracts	422,258	103,982	318,276	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,113,016	—	2,113,016	—
	Purchased Options	403,811	—	403,811	—
	Swaps	1,885,775	—	1,885,775	—

	Total Foreign Currency Contracts	4,402,602	—	4,402,602	—

	Interest Rate Contracts
	Futures	15,588	15,588	—	—
	Swaps	1,472,022	—	1,472,022	—

	Total Interest Rate Contracts	1,487,610	15,588	1,472,022	—

	Total Assets - Derivatives	9,703,074	119,570	9,583,504	—

	Total Assets	211,911,746	17,849,468	193,495,678	566,600

Liabilities	Securities Sold Short:
	Foreign Government Bonds & Notes	(3,988,993)	—	(3,988,993)	—
	Derivatives:
	Credit Contracts
	Swaps	(761,196)	—	(761,196)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,624,643)	—	(2,624,643)	—
	Swaps	(51,581)	—	(51,581)	—

	Total Foreign Currency Contracts	(2,676,224)	—	(2,676,224)	—

	Interest Rate Contracts
	Futures	(636,491)	(636,491)	—	—
	Swaps	(1,170,878)	—	(1,170,878)	—

	Total Interest Rate Contracts	(1,807,369)	(636,491)	(1,170,878)

	Total Liabilities - Derivatives	(5,244,789)	(636,491)	(4,608,298)	—

	Total Liabilities	(9,233,782)	(636,491)	(8,597,291)	—

	Total	$202,677,964	$17,212,977	$184,898,387	$566,600

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.5%

Australia - 3.3%

Newcrest Mining Ltd *	207,190	$2,095,650
Regis Resources Ltd	530,745	834,423
Troy Resources Ltd *	314,434	322,819

		3,252,892

Bermuda - 0.7%

Continental Gold Ltd *	210,150	689,307

Canada - 67.1%

Agnico Eagle Mines Ltd	191,889	7,349,002
Alamos Gold Inc	279,583	2,827,141
Aureus Mining Inc *	646,000	276,424
AuRico Gold Inc	170,000	726,489
B2Gold Corp *	930,000	2,710,557
Barrick Gold Corp	147,643	2,701,867
Centerra Gold Inc	240,938	1,519,622
Detour Gold Corp *	149,451	2,044,876
Eldorado Gold Corp	750,601	5,740,035
First Quantum Minerals Ltd	24,489	523,723
Franco-Nevada Corp	84,553	4,853,448
Goldcorp Inc	348,804	9,735,120
Kinross Gold Corp *	885,932	3,669,762
MAG Silver Corp *	108,430	1,025,312
New Gold Inc *	290,557	1,843,466
Osisko Gold Royalties Ltd *	63,476	954,772
Platinum Group Metals Ltd *	674,000	802,193
Primero Mining Corp *	91,521	733,334
Rio Alto Mining Ltd *	90,710	210,825
SEMAFO Inc *	390,249	1,832,292
Silver Wheaton Corp	133,754	3,513,718
Tahoe Resources Inc *	165,459	4,332,435
Torex Gold Resources Inc *	940,392	1,436,520
Yamana Gold Inc	663,524	5,459,670

		66,822,603

Peru - 0.4%

Cia de Minas Buenaventura SA ADR	31,754	375,015

South Africa - 1.1%

AngloGold Ashanti Ltd ADR *	41,457	713,475
Impala Platinum Holdings Ltd	36,972	371,844

		1,085,319

	Shares	Value
United Kingdom - 13.6%

Fresnillo PLC	243,285	$3,627,253
Hochschild Mining PLC *	102,124	279,118
Randgold Resources Ltd ADR	114,085	9,651,591

		13,557,962

United States - 7.3%

Newmont Mining Corp	60,921	1,549,830
Royal Gold Inc	74,917	5,702,682

		7,252,512

Total Common Stocks (Cost $105,308,658)		93,035,610

SHORT-TERM INVESTMENT - 5.0%

Money Market Fund - 5.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,939,325	4,939,325

Total Short-Term Investment (Cost $4,939,325)		4,939,325

TOTAL INVESTMENTS - 98.5% (Cost $110,247,983)		97,974,935

OTHER ASSETS & LIABILITIES, NET - 1.5%		1,523,921

NET ASSETS - 100.0%		$99,498,856

Notes to Schedule of Investments

(a)	As of June 30, 2014, the fund was diversified by precious metals sector as a percentage of net asset as follows:

Gold	78.2%
Silver	8.5%
Precious Metals & Minerals	5.1%
Other (each less than 3.0%)	1.7%

93.5%
Short-Term Investment	5.0%
Other Assets & Liabilities, Net	1.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2014:

		Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$3,252,892	$—	$3,252,892	$—
	Bermuda	689,307	689,307	—	—
	Canada	66,822,603	66,546,179	276,424	—
	Peru	375,015	375,015	—	—
	South Africa	1,085,319	713,475	371,844	—
	United Kingdom	13,557,962	9,651,591	3,906,371	—
	United States	7,252,512	7,252,512	—	—

		93,035,610	85,228,079	7,807,531	—
	Short-Term Investment	4,939,325	4,939,325	—	—

	Total	$97,974,935	$90,167,404	$7,807,531	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 108

PACIFIC LIFE FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2014 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2014. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of June 30, 2014.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, options contracts, swap contracts and/or forward foreign currency contracts, if any, as of June 30, 2014.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedules of Investments).
l	Total shares owned by the fund as of June 30, 2014 were less than one share.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Groep NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SSB	State Street Bank
UBS	UBS
WBC	Westpac Banking Group

Notes:

The countries listed in the Schedules of Investments are based on country of incorporation.

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GTQ	Guatemalan Quetzal
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JOD	Jordanian Dinar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstani Tenge
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
iTraxx Europe	International Index - Europe Main

Other Abbreviations:
ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
GDR	Global Depositary Receipt
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
WIBOR	Warsaw Interbank Offered Rate

See Supplemental Notes to Schedules of Investments

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments

June 30, 2014 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Pacific Life Funds (the “Trust”) is comprised of thirty-three funds (each a “Fund”, and collectively the “Funds”). The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values each Fund’s investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 1B and 1C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Portfolio Optimization Funds and PL Diversified Alternatives Fund

The investments of the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) and the PL Diversified Alternatives Fund consist of Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”), which are valued at their respective NAVs at the time of computation.

Money Market Instruments and Short-Term Investments

Money market instruments and short-term investments maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the last reported sale price or official closing price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2014 (Unaudited)

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options), are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using reference instruments and industry pricing models pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Quoted prices (unadjusted) in active markets for identical investments

•	Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 - Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 1C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2014 (Unaudited)

summary of each Fund’s investments as of June 30, 2014 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration data received from active market makers and inter-dealer brokers and yield curves. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2014 (Unaudited)

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps - Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2014 (Unaudited)

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and the PL Diversified Alternatives Fund are exposed to the same risks as the PL Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the PL Underlying Funds are determined using an asset allocation process, which seeks to provide performance that has a low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods. The allocations of the Portfolio Optimization Funds and the PL Diversified Alternatives Fund may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. The Portfolio Optimization Funds and the PL Diversified Alternatives Fund may invest a significant portion of its assets in any one or several PL Underlying Funds (see Note 4).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the factors discussed in General Investment Risks above.

Debt Investments

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on debt investments. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Certain monetary policies enacted by the Federal Reserve (“Fed”) can have a significant impact on the financial markets and the Trust. The Fed’s tapering of its monetary stimulus quantitative easing (“QE”) program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. Additionally, new regulations applicable to and changing business practices of broker- dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates

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generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2014, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned

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entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

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Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 3.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the fund manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S.,

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foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

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B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest

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Supplemental Notes to Schedules of Investments (Continued)

June 30, 2014 (Unaudited)

rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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June 30, 2014 (Unaudited)

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedule of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedule of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014 for which a Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps

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Supplemental Notes to Schedules of Investments (Continued)

June 30, 2014 (Unaudited)

is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

4. INVESTMENTS WITH AFFILIATES

As of June 30, 2014, each of the PL Portfolio Optimization Funds and the PL Diversified Alternatives Fund (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PL Underlying Funds. A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended June 30, 2014 is as follows:

						As of June 30, 2014
Fund/Underlying Fund	Beginning Value as of April 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$28,543,030	$658,978	$1,477,000	$2,583	$163,195	$27,890,786	2,758,733
PL Inflation Managed	40,774,922	781,246	2,110,000	(387,796)	2,058,194	41,116,566	4,464,339
PL Managed Bond	150,635,060	1,147,857	7,279,501	(103,999)	3,385,739	147,785,156	13,435,014
PL Short Duration Bond	65,138,502	—	2,954,000	(11,446)	328,658	62,501,714	6,188,289
PL Emerging Markets Debt	26,376,381	959,695	1,477,000	(15,453)	1,219,397	27,063,020	2,666,307
PL Comstock	20,375,831	—	633,001	219,120	698,388	20,660,338	1,121,625
PL Growth	4,599,951	412,551	316,500	3,629	134,859	4,834,490	270,992
PL Large-Cap Growth	10,634,553	—	422,001	9,439	298,626	10,520,617	993,448
PL Large-Cap Value	24,012,664	—	844,000	316,769	847,540	24,332,973	1,387,285
PL Main Street Core	8,086,162	—	210,999	47,200	359,439	8,281,802	530,545
PL Mid-Cap Equity	8,535,989	—	316,500	50,159	146,003	8,415,651	639,973
PL Mid-Cap Growth	4,950,986	—	211,000	(2,450)	123,742	4,861,278	580,105
PL International Large-Cap	11,283,090	8,779	430,779	69,403	364,048	11,294,541	588,871
PL International Value	6,876,810	6,585	323,084	44,096	203,762	6,808,169	635,683
PL Currency Strategies	11,470,557	385,905	633,000	(28,173)	221,685	11,416,974	1,192,996
PL Global Absolute Return	25,024,799	432,978	1,266,000	(28,544)	384,309	24,547,542	2,497,207
PL Precious Metals	3,254,088	139,559	211,000	(148,278)	623,502	3,657,871	555,064
	$450,573,375	$4,934,133	$21,115,365	$36,259	$11,561,086	$445,989,488
PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$34,464,021	$852,033	$712,563	($21,111)	$228,967	$34,811,347	3,443,259
PL Inflation Managed	42,474,816	860,861	877,002	(164,675)	1,954,676	44,248,676	4,804,417
PL Managed Bond	117,716,374	1,498,729	2,356,940	(57,689)	2,687,688	119,488,162	10,862,560
PL Short Duration Bond	59,644,245	1,039,115	1,205,876	(6,178)	304,523	59,775,829	5,918,399
PL Emerging Markets Debt	24,888,885	1,033,767	548,126	(31,049)	1,209,801	26,553,278	2,616,087
PL Comstock	35,779,162	—	548,125	154,740	1,478,580	36,864,357	2,001,322
PL Growth	11,681,696	770,655	274,063	(5,753)	371,311	12,543,846	703,130
PL Large-Cap Growth	21,227,796	—	328,876	8,350	623,131	21,530,401	2,033,088
PL Large-Cap Value	46,967,490	—	767,376	159,951	2,154,514	48,514,579	2,765,939
PL Main Street Core	30,375,809	—	548,125	128,652	1,412,606	31,368,942	2,009,541
PL Mid-Cap Equity	12,488,118	—	219,250	12,196	282,602	12,563,666	955,412
PL Mid-Cap Growth	7,317,129	192,490	164,437	(37,544)	224,313	7,531,951	898,801
PL Small-Cap Growth	7,708,132	—	109,625	(2,321)	(73,711)	7,522,475	488,472
PL Small-Cap Value	5,856,536	—	109,625	3,238	239,822	5,989,971	424,219
PL Emerging Markets	10,334,687	—	219,250	13,216	792,972	10,921,625	686,463
PL International Large-Cap	23,126,609	3,722	442,223	61,831	836,572	23,586,511	1,229,745
PL International Value	16,712,529	2,792	331,668	22,028	589,443	16,995,124	1,586,846
PL Currency Strategies	14,608,220	724,238	328,875	(20,726)	274,606	15,257,463	1,594,301
PL Global Absolute Return	31,927,755	711,346	657,751	(22,059)	487,049	32,446,340	3,300,747
PL Precious Metals	10,411,233	174,270	219,250	(148,137)	1,724,565	11,942,681	1,812,243
	$565,711,242	$7,864,018	$10,969,026	$46,960	$17,804,030	$580,457,224

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Supplemental Notes to Schedules of Investments (Continued)

June 30, 2014 (Unaudited)

						As of June 30, 2014
Fund/Underlying Fund	Beginning Value as of April 1, 2014	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$60,152,863	$1,443,558	$591,485	($23,600)	$387,219	$61,368,555	6,070,084
PL Inflation Managed	73,375,793	2,042,434	739,356	(135,996)	3,247,172	77,790,047	8,446,259
PL Managed Bond	221,932,405	3,458,552	2,144,132	(58,681)	5,033,144	228,221,288	20,747,390
PL Short Duration Bond	90,643,911	1,994,465	887,227	(4,951)	459,839	92,206,037	9,129,311
PL Emerging Markets Debt	59,512,117	1,411,762	591,485	(42,843)	2,834,873	63,124,424	6,219,155
PL Comstock	127,436,455	—	1,035,098	97,988	5,732,281	132,231,626	7,178,698
PL Growth	43,505,083	1,535,844	443,614	(8,367)	1,330,083	45,919,029	2,573,937
PL Large-Cap Growth	67,576,645	—	591,485	9,981	2,009,212	69,004,353	6,515,992
PL Large-Cap Value	156,336,657	—	1,330,841	52,483	7,671,494	162,729,793	9,277,639
PL Main Street Core	100,178,462	—	887,226	75,355	5,022,247	104,388,838	6,687,305
PL Mid-Cap Equity	64,045,760	—	517,549	33,137	1,495,045	65,056,393	4,947,254
PL Mid-Cap Growth	36,488,229	1,337,182	369,677	(98,718)	1,069,797	38,426,813	4,585,539
PL Small-Cap Growth	18,542,720	—	147,871	(6,495)	(169,910)	18,218,444	1,183,016
PL Small-Cap Value	53,908,924	570,495	517,549	(880)	2,265,555	56,226,545	3,982,050
PL Real Estate	30,326,737	—	295,743	24,356	2,107,124	32,162,474	2,117,345
PL Emerging Markets	60,927,866	777,159	591,485	14,175	4,805,699	65,933,414	4,144,149
PL International Large-Cap	96,425,278	4,788	892,015	24,964	3,726,159	99,289,174	5,176,704
PL International Value	67,830,686	3,192	594,677	4,498	2,484,623	69,728,322	6,510,581
PL Currency Strategies	56,028,832	2,552,585	591,485	(69,794)	1,028,217	58,948,355	6,159,703
PL Global Absolute Return	75,451,004	1,617,370	739,356	(38,310)	1,135,979	77,426,687	7,876,570
PL Precious Metals	29,920,389	419,812	295,743	(199,227)	4,745,676	34,590,907	5,249,000
	$1,590,546,816	$19,169,198	$14,795,099	($350,925)	$58,421,528	$1,652,991,518
PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$29,080,686	$1,309,136	$199,248	($21,245)	$1,270,608	$31,439,937	3,413,674
PL Managed Bond	81,963,576	1,951,049	531,327	(13,440)	1,860,862	85,230,720	7,748,247
PL Short Duration Bond	13,859,207	—	66,415	(203)	69,063	13,861,652	1,372,441
PL Emerging Markets Debt	19,561,822	465,037	132,832	(10,539)	934,784	20,818,272	2,051,061
PL Comstock	96,793,197	—	531,328	18,796	4,416,760	100,697,425	5,466,744
PL Growth	29,775,712	1,152,321	199,248	(5,884)	915,110	31,638,011	1,773,431
PL Large-Cap Growth	55,513,637	—	332,079	(2,300)	1,664,712	56,843,970	5,367,703
PL Large-Cap Value	118,883,548	—	664,159	25,624	5,858,154	124,103,167	7,075,437
PL Main Street Core	91,206,723	—	531,327	16,626	4,632,965	95,324,987	6,106,662
PL Mid-Cap Equity	65,828,519	—	398,496	15,841	1,559,309	67,005,173	5,095,451
PL Mid-Cap Growth	30,497,324	1,039,574	199,248	(52,261)	863,916	32,149,305	3,836,433
PL Small-Cap Growth	20,923,750	651,094	132,831	(5,757)	(147,648)	21,288,608	1,382,377
PL Small-Cap Value	63,459,665	679,646	398,495	(5,328)	2,677,765	66,413,253	4,703,488
PL Real Estate	31,125,430	—	199,247	24,474	2,164,717	33,115,374	2,180,077
PL Emerging Markets	61,141,922	1,196,098	398,495	(6,183)	4,873,353	66,806,695	4,199,038
PL International Large-Cap	82,766,866	1,355,760	544,318	719	3,253,863	86,832,890	4,527,262
PL International Value	65,543,418	9,743	408,239	(55,641)	2,461,631	67,550,912	6,307,275
PL Currency Strategies	37,488,997	2,305,808	265,663	(29,134)	672,345	40,172,353	4,197,738
PL Global Absolute Return	50,726,886	1,493,855	332,080	(14,923)	755,681	52,629,419	5,353,959
PL Precious Metals	29,497,205	1,356,727	199,248	(134,448)	4,773,658	35,293,894	5,355,674
	$1,075,638,090	$14,965,848	$6,664,323	($255,206)	$45,531,608	$1,129,216,017
PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$7,502,689	$—	$94,017	($1,987)	$168,311	$7,574,996	688,636
PL Comstock	28,218,083	—	376,068	98,732	1,184,356	29,125,103	1,581,167
PL Growth	11,725,315	709,461	188,034	(5,974)	365,662	12,606,430	706,638
PL Large-Cap Growth	17,663,593	1,054,467	282,051	(45,487)	603,690	18,994,212	1,793,599
PL Large-Cap Value	34,093,324	—	470,085	87,589	1,586,319	35,297,147	2,012,380
PL Main Street Core	27,670,854	561,355	423,076	(2,608)	1,423,002	29,229,527	1,872,487
PL Mid-Cap Equity	20,497,114	291,595	305,555	5,259	484,133	20,972,546	1,594,870
PL Mid-Cap Growth	11,514,373	—	164,529	2,188	286,897	11,638,929	1,388,894
PL Small-Cap Growth	12,743,130	—	164,530	(5,430)	(120,823)	12,452,347	808,594
PL Small-Cap Value	24,482,429	759,574	376,068	(7,422)	1,045,429	25,903,942	1,834,557
PL Real Estate	12,226,245	—	188,034	17,105	839,192	12,894,508	848,881
PL Emerging Markets	20,755,394	837,801	329,060	(5,108)	1,671,908	22,930,935	1,441,291
PL International Large-Cap	26,957,722	930,005	424,267	(1,475)	1,065,683	28,527,668	1,487,365
PL International Value	19,625,384	532,791	306,414	(2,044)	731,099	20,580,816	1,921,645
PL Currency Strategies	10,936,568	1,186,641	188,034	(15,851)	206,795	12,126,119	1,267,097
PL Global Absolute Return	14,730,829	806,074	235,042	(5,966)	223,711	15,519,606	1,578,800
PL Precious Metals	11,228,703	1,090,848	188,034	(116,874)	1,946,082	13,960,725	2,118,471
	$312,571,749	$8,760,612	$4,702,898	($5,353)	$13,711,446	$330,335,556

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2014 (Unaudited)

						As of June 30, 2014
Fund/Underlying Fund	Beginning Value as of April 1, 2014	Purchase Cost (1)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Diversified Alternatives Fund
PL Floating Rate Income	$249,066	$2,680	$1,699	$—	($232)	$249,815	23,769
PL Inflation Managed	100,246	—	680	27	4,157	103,750	11,265
PL Emerging Markets Debt	249,595	—	1,699	65	11,480	259,441	25,561
PL Real Estate	160,966	—	1,020	128	11,197	171,271	11,275
PL Emerging Markets	145,367	—	1,020	21	11,371	155,739	9,789
PL Currency Strategies	459,503	—	3,399	(164)	7,993	463,933	48,478
PL Global Absolute Return	495,091	—	3,398	44	7,087	498,824	50,745
PL Precious Metals	111,484	—	680	82	16,777	127,663	19,372
	$1,971,318	$2,680	$13,595	$203	$69,830	$2,030,436

(1)	Purchased cost excludes distributions received and reinvested, if any.

As of June 30, 2014, Pacific Life owned 29.13%, 57.55% and 100.00% of the total shares outstanding (aggregate of all share classes) of the PL High Income Fund, PL Limited Duration High Income Fund and PL Diversified Alternatives Fund, respectively.

5. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 2), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedule of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2014, the PL Floating Rate Income Fund had unfunded loan commitments of $3,310,179 (see details in the Notes to Schedule of Investments).

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of June 30, 2014 were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
PL Portfolio Optimization Conservative	$407,695,600	$43,090,271	($4,796,383)	$38,293,888
PL Portfolio Optimization Moderate-Conservative	504,296,680	83,037,220	(6,876,676)	76,160,544
PL Portfolio Optimization Moderate	1,357,672,816	308,773,272	(13,454,570)	295,318,702
PL Portfolio Optimization Moderate-Aggressive	876,610,996	261,659,186	(9,054,165)	252,605,021
PL Portfolio Optimization Aggressive	245,471,043	87,742,032	(2,877,519)	84,864,513
PL Diversified Alternatives	1,962,041	93,119	(24,724)	68,395
PL Floating Rate Loan	125,679,781	462,793	(748,563)	(285,770)
PL Inflation Managed	227,658,729	4,341,519	(7,485,289)	(3,143,770)
PL Managed Bond	727,712,224	9,588,541	(2,063,231)	7,525,310
PL Short Duration Bond	228,425,518	2,091,974	(590,867)	1,501,107
PL Short Duration Income	107,276,641	1,183,600	(63,675)	1,119,925
PL Income	441,618,990	10,472,095	(967,625)	9,504,470
PL Strategic Income	105,585,557	2,419,887	(240,518)	2,179,369
PL Floating Rate Income	1,087,933,990	5,496,848	(2,184,938)	3,311,910
PL Limited Duration High Income	39,538,836	481,866	(88,182)	393,684
PL High Income	27,370,995	965,407	(75,989)	889,418
PL Emerging Markets Debt	131,581,879	3,246,327	(1,136,875)	2,109,452
PL Comstock	207,512,141	113,385,082	(396,810)	112,988,272
PL Growth	86,101,182	21,988,545	(451,736)	21,536,809
PL Large-Cap Growth	146,595,040	29,374,735	(450,893)	28,923,842
PL Large-Cap Value	245,393,782	152,606,904	(2,006,375)	150,600,529
PL Main Street Core	197,653,074	71,824,370	(410,991)	71,413,379
PL Mid-Cap Equity	148,160,504	28,243,574	(1,240,996)	27,002,578
PL Mid-Cap Growth	87,309,672	9,964,760	(2,924,228)	7,040,532
PL Small-Cap Growth	53,700,575	6,927,533	(1,132,250)	5,795,283
PL Small-Cap Value	149,542,258	8,284,263	(1,896,929)	6,387,334
PL Real Estate	52,362,549	25,965,520	(109,799)	25,855,721
PL Emerging Markets	130,860,400	37,591,142	(1,832,048)	35,759,094
PL International Large-Cap	173,786,879	75,802,001	(665,557)	75,136,444
PL International Value	151,603,702	31,444,500	(2,287,589)	29,156,911
PL Currency Strategies	138,625,361	836,931	(226)	836,705
PL Global Absolute Return	200,520,059	6,031,467	(3,662,648)	2,368,819
PL Precious Metals	111,759,430	6,485,361	(20,269,856)	(13,784,495)

(1)	The difference between the total cost of investments on tax basis and total investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date: August 28, 2014

/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date: August 28, 2014